UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/13

Item 1.	Schedule of Investments

GEI U.S. Equity Fund

Schedule of Investments—March 31, 2013 (Unaudited)

	Number of Shares	Fair Value
Common Stock—96.7% †
Advertising—0.7%
Omnicom Group Inc.	3,652	$215,103
The Interpublic Group of Companies Inc.	932	12,144
		227,247

Aerospace & Defense—2.2%
Honeywell International Inc.	7,080	533,478
The Boeing Co.	1,863	159,938
		693,416

Agricultural Products—0.8%
Archer-Daniels-Midland Co.	7,360	248,253

Air Freight & Logistics—2.3%
United Parcel Service Inc.	8,645	742,605

Application Software—0.6%
Intuit Inc.	2,981	195,703

Asset Management & Custody Banks—4.0%
Ameriprise Financial Inc.	6,633	488,520
Invesco Ltd.	17,215	498,547
State Street Corp.	4,546	268,623	(e)
		1,255,690

Automobile Manufacturers—0.4%
Ford Motor Co.	10,061	132,302

Automotive Retail—0.2%
AutoZone Inc.	187	74,196	(a)

Biotechnology—2.3%
Amgen Inc.	3,224	330,492
Gilead Sciences Inc.	7,982	390,560
		721,052

Broadcasting—1.2%
CBS Corp.	1,863	86,984
Discovery Communications Inc.	4,099	285,045	(a)
		372,029

Cable & Satellite—3.6%
Comcast Corp.††	13,602	571,420
Comcast Corp.††	5,590	221,476
Liberty Global Inc.	5,030	345,209	(a)
		1,138,105

Casinos & Gaming—0.5%
Las Vegas Sands Corp.	2,795	157,499

Commodity Chemicals—0.3%
LyondellBasell Industries N.V.	1,751	110,821

Communications Equipment—4.8%
Cisco Systems Inc.	37,820	790,816
Qualcomm Inc.	10,859	727,010
		1,517,826

Computer Hardware—2.5%
Apple Inc.	1,807	799,833

Computer Storage & Peripherals—1.4%
EMC Corp.	18,819	449,586	(a)

Construction & Farm Machinery & Heavy Trucks—0.9%
Cummins Inc.	745	86,279
Deere & Co.	2,441	209,877
		296,156

Consumer Finance—1.6%
American Express Co.	7,408	499,744

Data Processing & Outsourced Services—2.8%
Paychex Inc.	7,079	248,260
The Western Union Co.	17,699	266,193
Visa Inc.	2,124	360,740
		875,193

Department Stores—0.4%
Macy’s Inc.	2,794	116,901

Diversified Chemicals—0.3%
PPG Industries Inc.	615	82,373

Diversified Financial Services—5.0%
Citigroup Inc.	13,172	582,729
JPMorgan Chase & Co.	6,315	299,710
Wells Fargo & Co.	18,724	692,601
		1,575,040

Drug Retail—0.5%
CVS Caremark Corp.	3,056	168,049

Electric Utilities—0.4%
NextEra Energy Inc.	1,676	130,192

Electrical Components & Equipment—0.3%
Eaton Corp PLC	1,490	91,263

Fertilizers & Agricultural Chemicals—1.0%
Monsanto Co.	2,981	314,883

General Merchandise Stores—0.7%
Target Corp.	3,260	223,147

Healthcare Distributors—0.4%
Cardinal Health Inc.	2,682	111,625

Healthcare Equipment—3.7%
Covidien PLC	13,005	882,259
Medtronic Inc.	5,030	236,209
Stryker Corp.	788	51,409
		1,169,877

Healthcare Services—1.8%
Express Scripts Holding Co.	10,080	581,112	(a)

Healthcare Supplies—0.4%
DENTSPLY International Inc.	3,166	134,301

Heavy Electrical Equipment—0.3%
ABB Ltd. ADR	3,670	83,529

Home Building—0.4%
MDC Holdings Inc.	3,353	122,887

Home Improvement Retail—2.0%
Lowe’s Companies Inc.	16,544	627,349

Independent Power Producers & Energy Traders—0.6%
AES Corp.	5,588	70,241
Calpine Corp.	5,813	119,748	(a)
		189,989

Industrial Machinery—1.4%
Dover Corp.	5,962	434,511

Integrated Oil & Gas—4.0%
Chevron Corp.	6,036	717,198
Exxon Mobil Corp.	1,602	144,356	(h)
Hess Corp.	1,659	118,801
Occidental Petroleum Corp.	3,539	277,351
		1,257,706

Integrated Telecommunication Services—0.2%
AT&T Inc.	1,490	54,668

Internet Retail—0.4%
Amazon.com Inc.	522	139,108	(a)

Internet Software & Services—3.1%
Baidu Inc. ADR	2,608	228,722	(a)
eBay Inc.	6,931	375,799	(a)
Google Inc.	470	373,194	(a)
		977,715

Investment Banking & Brokerage—1.5%
The Charles Schwab Corp.	1,678	29,684
The Goldman Sachs Group Inc.	3,074	452,339
		482,023

IT Consulting & Other Services—0.4%
International Business Machines Corp.	596	127,126

Life & Health Insurance—0.3%
Prudential Financial Inc.	1,677	98,926

Life Sciences Tools & Services—1.3%
Agilent Technologies Inc.	6,801	285,438
PerkinElmer Inc.	3,353	112,795
		398,233

Managed Healthcare—0.3%
UnitedHealth Group Inc.	1,610	92,108

Movies & Entertainment—2.2%
The Walt Disney Co.	466	26,469
Time Warner Inc.	11,459	660,267
		686,736

Multi-Line Insurance—1.6%
American International Group Inc.	13,246	514,210	(a)

Oil & Gas Equipment & Services—3.0%
Halliburton Co.	9,687	391,452
Schlumberger Ltd.	7,565	566,543
		957,995

Oil & Gas Exploration & Production—2.6%
Anadarko Petroleum Corp.	7,210	630,515
Marathon Oil Corp.	6,148	207,311
		837,826

Packaged Foods & Meats—1.7%
Kraft Foods Group Inc.	2,043	105,276
Mondelez International Inc.	14,643	448,222
		553,498

Pharmaceuticals—6.2%
Actavis Inc.	2,234	205,774
Johnson & Johnson	10,619	865,767
Novartis AG ADR	1,491	106,219
Pfizer Inc.	27,760	801,153
		1,978,913

Property & Casualty Insurance—1.6%
ACE Ltd.	5,589	497,253

Railroads—0.5%
CSX Corp.	6,409	157,853

Regional Banks—1.4%
Regions Financial Corp.	53,471	437,927

Research & Consulting Services—0.2%
Nielsen Holdings N.V.	1,619	57,993

Semiconductors—1.2%
Altera Corp.	2,607	92,470
Analog Devices Inc.	1,398	64,993
Texas Instruments Inc.	5,962	211,531
		368,994

Soft Drinks—3.3%
Coca-Cola Enterprises Inc.	10,619	392,053
PepsiCo Inc.	8,235	651,471
		1,043,524

Specialized Finance—1.5%
CME Group Inc.	7,825	480,376

Specialized REITs—0.7%
American Tower Corp.	2,795	214,991

Specialty Stores—0.7%
Dick’s Sporting Goods Inc.	4,360	206,228

Steel—0.3%
Allegheny Technologies Inc.	2,888	91,579

Systems Software—4.0%
Microsoft Corp.	23,475	671,620
Oracle Corp.	18,651	603,173
		1,274,793

Total Common Stock
(Cost $24,987,610)		30,652,586

Exchange Traded Funds—1.5%
Financial Select Sector SPDR Fund	5,438	98,917	(n)
Industrial Select Sector SPDR Fund	9,389	391,803	(n)

Total Exchange Traded Funds
(Cost $368,202)	490,720

Total Investments in Securities
(Cost $25,355,812)	31,143,306

Short-Term Investments—1.9%
GE Institutional Money Market Fund—Investment Class
0.04%
(Cost $597,099)	597,099	(d,k)

Total Investments
(Cost $25,952,911)	31,740,405

Liabilities in Excess of Other Assets, net—(0.2)%	(57,540)

NET ASSETS —100.0%	$31,682,865

Other Information

The Fund had the following Short futures contracts open at March 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2013	2	$(156,270)	$(1,451)

GEI S&P 500 Index Fund

Schedule of Investments—March 31, 2013 (Unaudited)

	Number of Shares	Fair Value
Common Stock—97.5% †
Advertising—0.1%
Omnicom Group Inc.	3,380	$199,082
The Interpublic Group of Companies Inc.	5,530	72,056
		271,138

Aerospace & Defense—2.3%
General Dynamics Corp.	4,567	322,019
Honeywell International Inc.	10,643	801,950
L-3 Communications Holdings Inc.	1,300	105,196
Lockheed Martin Corp.	3,652	352,491
Northrop Grumman Corp.	3,022	211,994
Precision Castparts Corp.	2,000	379,240
Raytheon Co.	4,169	245,096
Rockwell Collins Inc.	1,968	124,220
Textron Inc.	3,525	105,080
The Boeing Co.	9,086	780,034	(h)
United Technologies Corp.	11,272	1,053,143	(h)
		4,480,463

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	8,986	303,098

Air Freight & Logistics—0.8%
CH Robinson Worldwide Inc.	2,300	136,758
Expeditors International of Washington Inc.	2,800	99,988
FedEx Corp.	4,011	393,881
United Parcel Service Inc.	9,696	832,886
		1,463,513

Airlines—0.1%
Southwest Airlines Co.	9,949	134,112

Aluminum—0.1%
Alcoa Inc.	15,040	128,141	(h)

Apparel Retail—0.5%
Abercrombie & Fitch Co.	1,000	46,200
Ltd Brands Inc.	3,288	146,843
Ross Stores Inc.	2,900	175,798
The Gap Inc.	4,179	147,937
TJX Companies Inc.	9,760	456,280
Urban Outfitters Inc.	1,700	65,858	(a)
		1,038,916

Apparel, Accessories & Luxury Goods—0.4%
Coach Inc.	3,900	194,961
Fossil Inc.	800	77,280	(a)
PVH Corp.	1,100	117,491
Ralph Lauren Corp.	800	135,448
VF Corp.	1,202	201,636
		726,816

Application Software—0.6%
Adobe Systems Inc.	6,884	299,523	(a,h)
Autodesk Inc.	3,048	125,699	(a)

Citrix Systems Inc.	2,500	180,400	(a)
Intuit Inc.	3,600	236,340
Salesforce.com Inc.	1,800	321,894	(a)
Verint Systems Inc.	1	37	(a)
		1,163,893

Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	2,804	206,515
BlackRock Inc.	1,665	427,706
Franklin Resources Inc.	1,900	286,539
Invesco Ltd.	6,200	179,552
Legg Mason Inc.	1,800	57,870
Northern Trust Corp.	2,800	152,768
State Street Corp.	6,200	366,358	(e)
T Rowe Price Group Inc.	3,600	269,532
The Bank of New York Mellon Corp.	15,503	433,929
		2,380,769

Auto Parts & Equipment—0.3%
BorgWarner Inc.	1,500	116,010	(a)
Delphi Automotive PLC	4,000	177,600
Johnson Controls Inc.	9,146	320,750
		614,360

Automobile Manufacturers—0.4%
Ford Motor Co.	52,727	693,360

Automotive Retail—0.2%
AutoNation Inc.	486	21,262	(a)
AutoZone Inc.	444	176,165	(a)
CarMax Inc.	3,100	129,270	(a)
O’Reilly Automotive Inc.	1,500	153,825	(a)
		480,522

Biotechnology—1.8%
Alexion Pharmaceuticals Inc.	2,700	248,778	(a)
Amgen Inc.	10,081	1,033,403	(h)
Biogen Idec Inc.	3,200	617,312	(a)
Celgene Corp.	5,563	644,808	(a)
Gilead Sciences Inc.	20,398	998,074	(a)
		3,542,375

Brewers—0.0%*
Molson Coors Brewing Co.	1,898	92,869

Broadcasting—0.4%
CBS Corp.	7,809	364,602
Discovery Communications Inc.	3,200	251,968	(a)
Scripps Networks Interactive Inc.	1,000	64,340
		680,910

Building Products—0.1%
Masco Corp.	4,890	99,023

Cable & Satellite—1.2%
Cablevision Systems Corp.	2,800	41,888
Comcast Corp.	35,558	1,493,792
DIRECTV	7,600	430,236	(a)
Time Warner Cable Inc.	3,896	374,250
		2,340,166

Casinos & Gaming—0.1%
International Game Technology	3,400	56,100
Wynn Resorts Ltd.	1,100	137,676
		193,776

Coal & Consumable Fuels—0.1%
CONSOL Energy Inc.	3,200	107,680
Peabody Energy Corp.	3,779	79,926
		187,606

Commodity Chemicals—0.2%
LyondellBasell Industries N.V.	4,800	303,792

Communications Equipment—1.9%
Cisco Systems Inc.	71,764	1,500,585	(h)
F5 Networks Inc.	1,000	89,080	(a)
Harris Corp.	1,700	78,778
JDS Uniphase Corp.	3,650	48,800	(a)
Juniper Networks Inc.	7,300	135,342	(a)
Motorola Solutions Inc.	3,735	239,152
Qualcomm Inc.	22,929	1,535,097
		3,626,834

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	3,300	73,095
GameStop Corp.	1,500	41,955
		115,050

Computer Hardware—3.4%
Apple Inc.	12,589	5,572,269
Dell Inc.	19,828	284,135	(h)
Hewlett-Packard Co.	26,549	632,928
		6,489,332

Computer Storage & Peripherals—0.7%
EMC Corp.	28,214	674,033	(a)
NetApp Inc.	4,800	163,968	(a)
SanDisk Corp.	3,400	187,000	(a)
Seagate Technology PLC	4,500	164,520
Western Digital Corp.	2,900	145,812
		1,335,333

Construction & Engineering—0.2%
Fluor Corp.	2,078	137,833
Jacobs Engineering Group Inc.	1,900	106,856	(a)
Quanta Services Inc.	2,500	71,450	(a)
		316,139

Construction & Farm Machinery & Heavy Trucks—0.9%
Caterpillar Inc.	8,832	768,119
Cummins Inc.	2,256	261,267
Deere & Co.	5,240	450,535
Joy Global Inc.	1,400	83,328
PACCAR Inc.	4,703	237,784
		1,801,033

Construction Materials—0.0%*
Vulcan Materials Co.	1,700	87,890

Consumer Electronics—0.0%*
Garmin Ltd.	1,500	49,560
Harman International Industries Inc.	900	40,167
		89,727

Consumer Finance—0.9%
American Express Co.	12,891	869,627	(h)
Capital One Financial Corp.	7,625	418,994
Discover Financial Services	6,698	300,338
SLM Corp.	6,500	133,120
		1,722,079

Data Processing & Outsourced Services—1.6%
Automatic Data Processing Inc.	6,380	414,827
Computer Sciences Corp.	1,982	97,574
Fidelity National Information Services Inc.	3,400	134,708
Fiserv Inc.	1,878	164,944	(a)
Mastercard Inc.	1,380	746,759
Paychex Inc.	4,225	148,170
The Western Union Co.	7,324	110,153
Total System Services Inc.	2,302	57,043
Visa Inc.	6,900	1,171,896
		3,046,074

Department Stores—0.3%
JC Penney Company Inc.	2,287	34,557
Kohl’s Corp.	3,000	138,390
Macy’s Inc.	5,330	223,007
Nordstrom Inc.	2,092	115,541
		511,495

Distillers & Vintners—0.2%
Beam Inc.	2,241	142,393
Brown-Forman Corp.	2,120	151,368
Constellation Brands Inc.	2,000	95,280	(a)
		389,041

Distributors—0.1%
Genuine Parts Co.	2,096	163,488

Diversified Chemicals—0.8%
Eastman Chemical Co.	2,018	140,998
EI du Pont de Nemours & Co.	12,461	612,583
FMC Corp.	1,900	108,357
PPG Industries Inc.	1,937	259,442
The Dow Chemical Co.	16,094	512,433
		1,633,813

Diversified Financial Services—4.9%
Bank of America Corp.	145,729	1,774,979
Citigroup Inc.	40,570	1,794,817
Comerica Inc.	2,356	84,698
JPMorgan Chase & Co.	51,250	2,432,325	(h)
U.S. Bancorp	25,009	848,555
Wells Fargo & Co.	65,602	2,426,618
		9,361,992

Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold Inc.	12,510	414,081

Diversified REITs—0.1%
Vornado Realty Trust	2,247	187,939

Diversified Support Services—0.1%
Cintas Corp.	1,500	66,195
Iron Mountain Inc.	2,359	85,656
		151,851

Drug Retail—0.8%
CVS Caremark Corp.	16,527	908,819
Walgreen Co.	11,313	539,403
		1,448,222

Education Services—0.0%*
Apollo Group Inc.	1,300	22,607	(a)

Electric Utilities—2.0%
American Electric Power Company Inc.	6,425	312,447	(h)
Duke Energy Corp.	9,570	694,686
Edison International	4,542	228,553
Entergy Corp.	2,385	150,828
Exelon Corp.	11,544	398,038
FirstEnergy Corp.	5,554	234,378
NextEra Energy Inc.	5,662	439,825
Northeast Utilities	4,430	192,527
Pepco Holdings Inc.	3,300	70,620
Pinnacle West Capital Corp.	1,600	92,624
PPL Corp.	7,944	248,727
The Southern Co.	11,658	546,994
Xcel Energy Inc.	6,480	192,456
		3,802,703

Electrical Components & Equipment—0.7%
Eaton Corp PLC	6,204	379,995
Emerson Electric Co.	9,638	538,475
Rockwell Automation Inc.	1,968	169,937
Roper Industries Inc.	1,400	178,234
		1,266,641

Electronic Components—0.2%
Amphenol Corp.	2,100	156,765
Corning Inc.	20,339	271,118
		427,883

Electronic Equipment & Instruments—0.0%*
FLIR Systems Inc.	2,100	54,621

Electronic Manufacturing Services—0.2%
Jabil Circuit Inc.	2,900	53,592
Molex Inc.	1,950	57,096
TE Connectivity Ltd.	5,600	234,808
		345,496

Environmental & Facilities Services—0.3%
Republic Services Inc.	4,150	136,950
Stericycle Inc.	1,200	127,416	(a)
Waste Management Inc.	5,803	227,536
		491,902

Fertilizers & Agricultural Chemicals—0.6%
CF Industries Holdings Inc.	870	165,622
Monsanto Co.	7,223	762,965	(h)
The Mosaic Co.	3,600	214,596
		1,143,183

Food Distributors—0.1%
Sysco Corp.	7,744	272,357

Food Retail—0.3%
Safeway Inc.	3,100	81,685
The Kroger Co.	6,866	227,539
Whole Foods Market Inc.	2,400	208,200
		517,424

Footwear—0.3%
NIKE Inc.	9,620	567,676

Gas Utilities—0.1%
AGL Resources Inc.	1,800	75,510
ONEOK Inc.	2,700	128,709
		204,219

General Merchandise Stores—0.5%
Dollar General Corp.	4,100	207,378	(a)
Dollar Tree Inc.	3,000	145,290
Family Dollar Stores Inc.	1,300	76,765
Target Corp.	8,849	605,714
		1,035,147

Gold—0.2%
Newmont Mining Corp.	6,828	286,025

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	2,961	152,344
Cardinal Health Inc.	4,651	193,574
McKesson Corp.	3,202	345,688
Patterson Companies Inc.	1,200	45,648
		737,254

Healthcare Equipment—2.1%
Abbott Laboratories	21,104	745,393	(h)
Baxter International Inc.	7,329	532,379	(h)
Becton Dickinson and Co.	2,588	247,439
Boston Scientific Corp.	18,843	147,164	(a)
CareFusion Corp.	2,975	104,095	(a)
Covidien PLC	6,200	420,608
CR Bard Inc.	1,102	111,059
Edwards Lifesciences Corp.	1,500	123,240	(a)
Intuitive Surgical Inc.	520	255,419	(a)
Medtronic Inc.	13,732	644,855
St Jude Medical Inc.	3,692	149,305
Stryker Corp.	3,952	257,829
Varian Medical Systems Inc.	1,500	108,000	(a)
Zimmer Holdings Inc.	2,300	173,006
		4,019,791

Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	1,273	60,569

Healthcare Services—0.5%
DaVita HealthCare Partners Inc.	1,200	142,308	(a)
Express Scripts Holding Co.	11,051	637,090	(a)
Laboratory Corporation of America Holdings	1,200	108,240	(a)
Quest Diagnostics Inc.	2,200	124,190
		1,011,828

Healthcare Supplies—0.0%*
DENTSPLY International Inc.	2,100	89,082

Healthcare Technology—0.1%
Cerner Corp.	2,000	189,500	(a)

Home Building—0.1%
DR Horton Inc.	4,000	97,200
Lennar Corp.	2,200	91,256
PulteGroup Inc.	4,635	93,813	(a)
		282,269

Home Entertainment Software—0.0%*
Electronic Arts Inc.	4,300	76,110	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	2,900	186,818	(a)

Home Furnishings—0.0%*
Leggett & Platt Inc.	1,900	64,182

Home Improvement Retail—1.0%
Lowe’s Companies Inc.	14,702	557,500
The Home Depot Inc.	20,133	1,404,881
		1,962,381

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	5,800	198,940
Marriott International Inc.	3,014	127,282
Starwood Hotels & Resorts Worldwide Inc.	2,600	165,698
Wyndham Worldwide Corp.	1,949	125,672
		617,592

Household Appliances—0.1%
Whirlpool Corp.	1,043	123,554

Household Products—2.2%
Colgate-Palmolive Co.	5,872	693,072
Kimberly-Clark Corp.	5,136	503,225	(h)
The Clorox Co.	1,784	157,938
The Procter & Gamble Co.	36,573	2,818,315
		4,172,550

Housewares & Specialties—0.0%*
Newell Rubbermaid Inc.	3,456	90,202

Human Resource & Employment Services—0.0%*
Robert Half International Inc.	2,100	78,813

Hypermarkets & Super Centers—1.2%
Costco Wholesale Corp.	5,817	617,242
Wal-Mart Stores Inc.	22,487	1,682,702
		2,299,944

Independent Power Producers & Energy Traders—0.1%
AES Corp.	8,300	104,331
NRG Energy Inc.	3,500	92,715
		197,046

Industrial Conglomerates—2.4%
3M Co.	8,480	901,508
Danaher Corp.	7,700	478,555
General Electric Co.	139,262	3,219,737	(l)
		4,599,800

Industrial Gases—0.4%
Air Products & Chemicals Inc.	2,732	238,012	(h)
Airgas Inc.	900	89,244
Praxair Inc.	3,865	431,102
		758,358

Industrial Machinery—0.8%
Dover Corp.	2,258	164,563
Flowserve Corp.	700	117,397
Illinois Tool Works Inc.	5,727	349,003
Ingersoll-Rand PLC	3,700	203,537
Pall Corp.	1,578	107,888
Parker Hannifin Corp.	2,072	189,753
Pentair Ltd.	2,807	148,069
Snap-on Inc.	809	66,904
Stanley Black & Decker Inc.	2,092	169,390
Xylem Inc.	2,426	66,861
		1,583,365

Industrial REITs—0.1%
Prologis Inc.	6,299	251,834

Insurance Brokers—0.3%
Aon PLC	4,336	266,664
Marsh & McLennan Companies Inc.	7,153	271,599
		538,263

Integrated Oil & Gas—5.1%
Chevron Corp.	26,158	3,108,093
Exxon Mobil Corp.	60,093	5,414,980	(h)
Hess Corp.	4,070	291,453	(h)
Murphy Oil Corp.	2,300	146,579
Occidental Petroleum Corp.	10,779	844,750
		9,805,855

Integrated Telecommunication Services—2.6%
AT&T Inc.	73,480	2,695,981
CenturyLink Inc.	8,599	302,082
Frontier Communications Corp.	14,674	58,402
Verizon Communications Inc.	38,467	1,890,653
Windstream Corp.	7,543	59,967
		5,007,085

Internet Retail—1.1%
Amazon.com Inc.	4,900	1,305,801	(a)
Expedia Inc.	1,250	75,012
Netflix Inc.	700	132,587
priceline.com Inc.	690	474,671	(a)
TripAdvisor Inc.	1,550	81,406	(a)
		2,069,477

Internet Software & Services—2.2%
Akamai Technologies Inc.	2,500	88,225	(a)
eBay Inc.	15,800	856,676	(a)
Google Inc.	3,624	2,877,565	(a)
VeriSign Inc.	2,062	97,492	(a)
Yahoo! Inc.	12,889	303,278	(a)
		4,223,236

Investment Banking & Brokerage—0.8%
E*TRADE Financial Corp.	3,440	36,842	(a)
Morgan Stanley	18,296	402,146
The Charles Schwab Corp.	14,911	263,776
The Goldman Sachs Group Inc.	5,899	868,038
		1,570,802

IT Consulting & Other Services—2.1%
Accenture PLC	8,500	645,745
Cognizant Technology Solutions Corp.	4,100	314,101	(a)
International Business Machines Corp.	14,030	2,992,599
SAIC Inc.	3,700	50,135
Teradata Corp.	2,100	122,871	(a)
		4,125,451

Leisure Products—0.1%
Hasbro Inc.	1,696	74,522
Mattel Inc.	4,751	208,047
		282,569

Life & Health Insurance—0.9%
Aflac Inc.	6,400	332,928
Lincoln National Corp.	3,542	115,505
MetLife Inc.	14,673	557,867
Principal Financial Group Inc.	3,800	129,314
Prudential Financial Inc.	6,400	377,536
Torchmark Corp.	1,208	72,238
Unum Group	3,889	109,864
		1,695,252

Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	4,485	188,235
Life Technologies Corp.	2,303	148,843	(a)
PerkinElmer Inc.	1,410	47,432
Thermo Fisher Scientific Inc.	4,728	361,645
Waters Corp.	1,200	112,692	(a)
		858,847

Managed Healthcare—0.9%
Aetna Inc.	4,408	225,337
Cigna Corp.	3,789	236,320
Coventry Healthcare Inc.	2,000	94,060
Humana Inc.	2,127	146,997
UnitedHealth Group Inc.	13,876	793,846
WellPoint Inc.	4,100	271,543
		1,768,103

Metal & Glass Containers—0.1%
Ball Corp.	1,832	87,167
Owens-Illinois Inc.	2,300	61,295	(a)
		148,462

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	3,100	165,230

Movies & Entertainment—1.7%
News Corp.	26,800	817,936
The Walt Disney Co.	24,120	1,370,016
Time Warner Inc.	12,538	722,440
Viacom Inc.	6,113	376,377
		3,286,769

Multi-Line Insurance—0.6%
American International Group Inc.	20,025	777,371	(a)
Assurant Inc.	900	40,509
Genworth Financial Inc.	6,100	61,000	(a)
Hartford Financial Services Group Inc.	6,004	154,903
Loews Corp.	4,166	183,595
		1,217,378

Multi-Sector Holdings—0.1%
Leucadia National Corp.	4,000	109,720

Multi-Utilities—1.2%
Ameren Corp.	3,442	120,539
CenterPoint Energy Inc.	5,718	137,003
CMS Energy Corp.	3,800	106,172
Consolidated Edison Inc.	4,007	244,547
Dominion Resources Inc.	7,700	447,986
DTE Energy Co.	2,266	154,859
Integrys Energy Group Inc.	1,031	59,963
NiSource Inc.	4,115	120,734
PG&E Corp.	5,654	251,772
Public Service Enterprise Group Inc.	6,492	222,935
SCANA Corp.	1,700	86,972
Sempra Energy	3,075	245,816
TECO Energy Inc.	2,700	48,114
Wisconsin Energy Corp.	3,000	128,670
		2,376,082

Office Electronics—0.1%
Xerox Corp.	15,847	136,285

Office REITs—0.1%
Boston Properties Inc.	2,100	212,226

Office Services & Supplies—0.1%
Avery Dennison Corp.	1,555	66,974
Pitney Bowes Inc.	2,932	43,569
		110,543

Oil & Gas Drilling—0.3%
Diamond Offshore Drilling Inc.	900	62,604
Ensco PLC	3,200	192,000
Helmerich & Payne Inc.	1,400	84,980
Nabors Industries Ltd.	3,300	53,526
Noble Corp.	3,600	137,340
Rowan Companies PLC	1,677	59,299	(a)
		589,749

Oil & Gas Equipment & Services—1.5%
Baker Hughes Inc.	6,032	279,945
Cameron International Corp.	3,200	208,640	(a)

FMC Technologies Inc.	2,986	162,408	(a)
Halliburton Co.	12,491	504,762
National Oilwell Varco Inc.	5,800	410,350
Schlumberger Ltd.	17,846	1,336,487
		2,902,592

Oil & Gas Exploration & Production—2.4%
Anadarko Petroleum Corp.	6,656	582,067
Apache Corp.	5,348	412,652
Cabot Oil & Gas Corp.	2,900	196,069
Chesapeake Energy Corp.	7,400	151,034
ConocoPhillips	16,519	992,792
Denbury Resources Inc.	4,700	87,655	(a)
Devon Energy Corp.	5,192	292,932
EOG Resources Inc.	3,700	473,859
EQT Corp.	2,114	143,224
Marathon Oil Corp.	9,242	311,640
Newfield Exploration Co.	1,900	42,598	(a)
Noble Energy Inc.	2,300	266,018
Pioneer Natural Resources Co.	1,700	211,225
QEP Resources Inc.	2,400	76,416
Range Resources Corp.	2,200	178,288
Southwestern Energy Co.	4,500	167,670	(a)
WPX Energy Inc.	2,995	47,980	(a)
		4,634,119

Oil & Gas Refining & Marketing—0.7%
Marathon Petroleum Corp.	4,421	396,121
Phillips 66	8,359	584,880
Tesoro Corp.	1,900	111,245
Valero Energy Corp.	7,400	336,626
		1,428,872

Oil & Gas Storage & Transportation—0.5%
Kinder Morgan Inc.	8,384	324,293
Spectra Energy Corp.	8,877	272,968
The Williams Companies Inc.	8,886	332,869
		930,130

Packaged Foods & Meats—1.7%
Campbell Soup Co.	2,615	118,617
ConAgra Foods Inc.	5,468	195,809
Dean Foods Co.	2,400	43,512	(a)
General Mills Inc.	8,662	427,123
HJ Heinz Co.	4,397	317,772
Hormel Foods Corp.	1,700	70,244
Kellogg Co.	3,390	218,417
Kraft Foods Group Inc.	8,030	413,786
McCormick & Company Inc.	1,800	132,390
Mead Johnson Nutrition Co.	2,550	197,497
Mondelez International Inc.	23,790	728,212
The Hershey Co.	2,084	182,412
The JM Smucker Co.	1,517	150,425
Tyson Foods Inc.	3,800	94,316
		3,290,532

Paper Packaging—0.1%
Bemis Company Inc.	1,362	54,970
MeadWestvaco Corp.	2,500	90,750

Sealed Air Corp.	2,814	67,845
		213,565

Paper Products—0.1%
International Paper Co.	5,975	278,316

Personal Products—0.2%
Avon Products Inc.	5,828	120,814
The Estee Lauder Companies Inc.	3,200	204,896
		325,710

Pharmaceuticals—5.9%
AbbVie Inc.	21,204	864,699
Actavis Inc.	1,800	165,798	(a)
Allergan Inc.	4,055	452,659
Bristol-Myers Squibb Co.	22,018	906,922	(h)
Eli Lilly & Co.	13,343	757,749
Forest Laboratories Inc.	3,300	125,532
Hospira Inc.	2,139	70,224	(a)
Johnson & Johnson	37,386	3,048,081
Merck & Company Inc.	40,745	1,802,152
Mylan Inc.	5,565	161,051	(a)
Perrigo Co.	1,200	142,476
Pfizer Inc.	96,214	2,776,736
		11,274,079

Property & Casualty Insurance—2.3%
ACE Ltd.	4,500	400,365
Berkshire Hathaway Inc.	24,569	2,560,089	(a)
Cincinnati Financial Corp.	1,992	94,003
The Allstate Corp.	6,586	323,175	(h)
The Chubb Corp.	3,594	314,583
The Progressive Corp.	7,373	186,316
The Travelers Companies Inc.	4,999	420,866
XL Group PLC	4,000	121,200
		4,420,597

Publishing—0.0%*
Gannett Company Inc.	3,508	76,720

Railroads—0.8%
CSX Corp.	13,517	332,924
Norfolk Southern Corp.	4,218	325,124
Union Pacific Corp.	6,337	902,452
		1,560,500

Real Estate Services—0.1%
CBRE Group Inc.	4,200	106,050	(a)

Regional Banks—0.9%
BB&T Corp.	9,600	301,344
Fifth Third Bancorp	11,216	182,933
First Horizon National Corp.	4,055	43,307
Huntington Bancshares Inc.	11,734	86,714
KeyCorp	13,328	132,747
M&T Bank Corp.	1,700	175,372
PNC Financial Services Group Inc.	7,104	472,416
Regions Financial Corp.	18,468	151,253
SunTrust Banks Inc.	7,129	205,387
Zions Bancorporation	2,500	62,475
		1,813,948

Research & Consulting Services—0.1%
Equifax Inc.	1,500	86,385
The Dun & Bradstreet Corp.	500	41,825
		128,210

Residential REITs—0.2%
Apartment Investment & Management Co.	1,831	56,138
AvalonBay Communities Inc.	1,401	177,465
Equity Residential	4,100	225,746
		459,349

Restaurants—1.3%
Chipotle Mexican Grill Inc.	400	130,348	(a)
Darden Restaurants Inc.	1,829	94,523
McDonald’s Corp.	13,490	1,344,818
Starbucks Corp.	9,898	563,790
Yum! Brands Inc.	6,129	440,920
		2,574,399

Retail REITs—0.4%
Kimco Realty Corp.	5,800	129,920
Simon Property Group Inc.	4,237	671,819
		801,739

Security & Alarm Services—0.2%
The ADT Corp.	3,050	149,267
Tyco International Ltd.	6,200	198,400
		347,667

Semiconductor Equipment—0.2%
Applied Materials Inc.	16,200	218,376	(h)
KLA-Tencor Corp.	2,200	116,028
Lam Research Corp.	2,125	88,102	(a)
Teradyne Inc.	2,500	40,550	(a)
		463,056

Semiconductors—1.7%
Advanced Micro Devices Inc.	10,074	25,689	(a,h)
Altera Corp.	4,400	156,068
Analog Devices Inc.	4,300	199,907
Broadcom Corp.	7,150	247,891
First Solar Inc.	910	24,534	(a)
Intel Corp.	66,565	1,454,445	(h)
Linear Technology Corp.	3,000	115,110
LSI Corp.	8,092	54,864	(a)
Microchip Technology Inc.	2,500	91,900
Micron Technology Inc.	12,854	128,283	(a)
NVIDIA Corp.	8,100	103,842
Texas Instruments Inc.	14,551	516,269
Xilinx Inc.	3,687	140,733
		3,259,535

Soft Drinks—2.1%
Coca-Cola Enterprises Inc.	3,418	126,192
Dr Pepper Snapple Group Inc.	2,600	122,070
Monster Beverage Corp.	2,000	95,480	(a)
PepsiCo Inc.	20,749	1,641,454	(h)
The Coca-Cola Co.	51,604	2,086,865	(h)
		4,072,061

Specialized Consumer Services—0.1%
H&R Block Inc.	3,692	108,618

Specialized Finance—0.5%
CME Group Inc.	4,105	252,006
IntercontinentalExchange Inc.	1,000	163,070	(a)
Moody’s Corp.	2,784	148,443
NYSE Euronext	3,200	123,648
The McGraw-Hill Companies Inc.	3,921	204,205
The NASDAQ OMX Group Inc.	1,700	54,910
		946,282

Specialized REITs—1.1%
American Tower Corp.	5,400	415,368
HCP Inc.	6,200	309,132
Healthcare REIT Inc.	3,100	210,521
Host Hotels & Resorts Inc.	9,917	173,448
Plum Creek Timber Company Inc.	2,100	109,620
Public Storage	1,900	289,408
Ventas Inc.	4,000	292,800
Weyerhaeuser Co.	7,067	221,763
		2,022,060

Specialty Chemicals—0.4%
Ecolab Inc.	3,552	284,800
International Flavors & Fragrances Inc.	1,047	80,274
Sigma-Aldrich Corp.	1,682	130,658
The Sherwin-Williams Co.	1,163	196,419
		692,151

Specialty Stores—0.2%
PetSmart Inc.	1,300	80,730
Staples Inc.	8,350	112,140
Tiffany & Co.	1,700	118,218
		311,088

Steel—0.2%
Allegheny Technologies Inc.	1,351	42,840
Cliffs Natural Resources Inc.	1,900	36,119
Nucor Corp.	4,136	190,876
United States Steel Corp.	2,065	40,268
		310,103

Systems Software—2.6%
BMC Software Inc.	1,600	74,128
CA Inc.	4,400	110,748
Microsoft Corp.	100,939	2,887,865	(h)
Oracle Corp.	49,752	1,608,980	(h)
Red Hat Inc.	2,600	131,456	(a)
Symantec Corp.	9,085	224,218	(a)
		5,037,395

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	5,300	45,792
People’s United Financial Inc.	4,200	56,448
		102,240

Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	3,419	43,114	(a)

Tobacco—1.8%
Altria Group Inc.	26,953	926,914
Lorillard Inc.	5,033	203,082
Philip Morris International Inc.	22,179	2,056,215
Reynolds American Inc.	4,200	186,858
		3,373,069

Trading Companies & Distributors—0.2%
Fastenal Co.	3,800	195,130
WW Grainger Inc.	782	175,935
		371,065

Trucking—0.0%*
Ryder System Inc.	631	37,702

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.	3,900	271,596	(a)
MetroPCS Communications Inc.	4,600	50,140	(a)
Sprint Nextel Corp.	41,000	254,610	(a)
		576,346
Total Common Stock
(Cost $130,044,828)		187,692,120

Short-Term Investments—2.4%
GE Institutional Money Market Fund—Investment Class
0.04%
(Cost $4,490,047)		4,490,047	(d,k)

Total Investments
(Cost $134,534,875)		192,182,167

Other Assets and Liabilities, net—0.1%		259,983

NET ASSETS —100.0%		$192,442,150

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2013	68	$5,313,180	$61,155

GEI Premier Growth Equity Fund

Schedule of Investments—March 31, 2013 (Unaudited)

	Number of Shares	Fair Value
Common Stock—98.5% †
Air Freight & Logistics—3.0%
United Parcel Service Inc.	12,976	$1,114,638

Application Software—2.1%
Intuit Inc.	11,933	783,402

Asset Management & Custody Banks—2.9%
State Street Corp.	18,197	1,075,260	(e)

Biotechnology—6.1%
Amgen Inc.	6,710	687,842
Gilead Sciences Inc.	31,920	1,561,846	(a)
		2,249,688

Broadcasting—3.1%
Discovery Communications Inc.	16,407	1,140,943	(a)

Cable & Satellite—6.1%
Comcast Corp.	22,375	886,498
Liberty Global Inc.	20,138	1,382,070	(a)
		2,268,568

Casinos & Gaming—1.7%
Las Vegas Sands Corp.	11,187	630,388

Communications Equipment—6.0%
Cisco Systems Inc.	21,627	452,221	(h)
Qualcomm Inc.	26,401	1,767,547
		2,219,768

Computer Hardware—4.4%
Apple Inc.	3,729	1,650,567

Computer Storage & Peripherals—1.9%
EMC Corp.	29,086	694,864	(a)

Data Processing & Outsourced Services—7.7%
Paychex Inc.	28,339	993,849
The Western Union Co.	28,340	426,234
Visa Inc.	8,503	1,444,149
		2,864,232

Fertilizers & Agricultural Chemicals—3.4%
Monsanto Co.	11,932	1,260,377

Healthcare Equipment—4.3%
Covidien PLC	23,417	1,588,609

Healthcare Services—4.1%
Express Scripts Holding Co.	26,401	1,522,018	(a)

Healthcare Supplies—1.4%
DENTSPLY International Inc.	12,680	537,885

Home Improvement Retail—3.6%
Lowe’s Companies Inc.	34,902	1,323,484

Industrial Machinery—4.0%
Dover Corp.	20,136	1,467,512

Internet Retail—1.5%
Amazon.com Inc.	2,088	556,431	(a)

Internet Software & Services—8.1%
Baidu Inc. ADR	10,441	915,676	(a)
eBay Inc.	27,743	1,504,226	(a)
Google Inc.	746	592,346	(a)
		3,012,248

Investment Banking & Brokerage—2.6%
The Charles Schwab Corp.	6,713	118,753
The Goldman Sachs Group Inc.	5,668	834,046
		952,799

Oil & Gas Equipment & Services—3.9%
Schlumberger Ltd.	19,390	1,452,117

Oil & Gas Exploration & Production—1.5%
Anadarko Petroleum Corp.	6,414	560,904

Soft Drinks—3.5%
PepsiCo Inc.	16,556	1,309,746

Specialized Finance—3.6%
CME Group Inc.	21,627	1,327,682

Specialized REITs—2.3%
American Tower Corp.	11,187	860,504

Specialty Stores—2.2%
Dick’s Sporting Goods Inc.	17,452	825,479

Systems Software—3.5%
Microsoft Corp.	23,120	661,463	(h)
Oracle Corp.	19,391	627,105
		1,288,568

Total Common Stock
(Cost $25,694,780)		36,538,681

Short-Term Investments—3.2%
GE Institutional Money Market Fund—Investment Class
0.04%
(Cost $1,190,664)		1,190,664	(d,k)

Total Investments
(Cost $26,885,444)		37,729,345

Liabilities in Excess of Other Assets, net—(1.7)%		(633,162)

NET ASSETS—100.0%		$37,096,183

Other Information

The Fund had the following short futures contracts open at March 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2013	2	$(156,270)	$(1,264)

GEI Core Value Equity Fund

Schedule of Investments—March 31, 2013 (Unaudited)

	Number of Shares	Fair Value
Common Stock—95.4% †
Advertising—1.7%
Omnicom Group Inc.	4,679	$275,593
The Interpublic Group of Companies Inc.	1,194	15,558
		291,151

Aerospace & Defense—3.0%
Honeywell International Inc.	4,059	305,845
The Boeing Co.	2,388	205,010
		510,855

Agricultural Products—1.3%
Archer-Daniels-Midland Co.	6,328	213,443

Air Freight & Logistics—1.9%
United Parcel Service Inc.	3,725	319,977

Asset Management & Custody Banks—3.1%
Ameriprise Financial Inc.	3,534	260,279
Invesco Ltd.	9,169	265,534
		525,813

Automobile Manufacturers—1.0%
Ford Motor Co.	12,895	169,569

Automotive Retail—0.6%
AutoZone Inc.	239	94,828	(a)

Biotechnology—1.2%
Amgen Inc.	1,982	203,175

Broadcasting—0.7%
CBS Corp.	2,388	111,496

Cable & Satellite—1.8%
Comcast Corp.	7,164	300,960

Commodity Chemicals—0.8%
LyondellBasell Industries N.V.	2,244	142,023

Communications Equipment—4.6%
Cisco Systems Inc.	19,103	399,444
Qualcomm Inc.	5,463	365,748
		765,192

Computer Hardware—2.1%
Apple Inc.	812	359,416

Computer Storage & Peripherals—1.1%
EMC Corp.	7,642	182,567	(a)

Construction & Farm Machinery & Heavy Trucks—2.3%
Cummins Inc.	955	110,598
Deere & Co.	3,129	269,032
		379,630

Consumer Finance—2.0%
American Express Co.	4,967	335,074

Department Stores—0.9%
Macy’s Inc.	3,582	149,871

Diversified Chemicals—0.6%
PPG Industries Inc.	788	105,545

Diversified Financial Services—5.0%
Citigroup Inc.	5,898	260,928
JPMorgan Chase & Co.	2,483	117,843
Wells Fargo & Co.	12,417	459,304
		838,075

Drug Retail—1.3%
CVS Caremark Corp.	3,917	215,395

Electric Utilities—1.0%
NextEra Energy Inc.	2,149	166,934

Electrical Components & Equipment—0.7%
Eaton Corp PLC	1,909	116,927

General Merchandise Stores—0.8%
Target Corp.	2,030	138,953

Healthcare Distributors—0.9%
Cardinal Health Inc.	3,438	143,089

Healthcare Equipment—3.6%
Covidien PLC	3,583	243,071
Medtronic Inc.	6,447	302,751
Stryker Corp.	1,003	65,436
		611,258

Healthcare Services—0.2%
Express Scripts Holding Co.	645	37,184	(a)

Heavy Electrical Equipment—0.6%
ABB Ltd. ADR	4,704	107,063

Home Improvement Retail—0.7%
Lowe’s Companies Inc.	3,104	117,704

Independent Power Producers & Energy Traders—1.5%
AES Corp.	7,163	90,039
Calpine Corp.	7,450	153,470	(a)
		243,509

Industrial Machinery—0.5%
Dover Corp.	1,194	87,019

Integrated Oil & Gas—5.6%
Chevron Corp.	3,391	402,919
Exxon Mobil Corp.	2,054	185,086	(h)
Hess Corp.	2,125	152,171
Occidental Petroleum Corp.	2,627	205,878
		946,054

Integrated Telecommunication Services—0.4%
AT&T Inc.	1,910	70,078

Internet Software & Services—1.7%
Google Inc.	362	287,439	(a)

IT Consulting & Other Services—1.0%
International Business Machines Corp.	764	162,961

Life & Health Insurance—0.8%
Prudential Financial Inc.	2,149	126,769

Life Sciences Tools & Services—2.1%
Agilent Technologies Inc.	4,775	200,407
PerkinElmer Inc.	4,298	144,585
		344,992

Managed Healthcare—0.7%
UnitedHealth Group Inc.	2,065	118,139

Movies & Entertainment—2.3%
The Walt Disney Co.	597	33,910
Time Warner Inc.	6,209	357,762
		391,672

Multi-Line Insurance—2.1%
American International Group Inc.	8,978	348,526	(a)

Oil & Gas Equipment & Services—3.2%
Halliburton Co.	6,686	270,181
Schlumberger Ltd.	3,487	261,141
		531,322

Oil & Gas Exploration & Production—3.5%
Anadarko Petroleum Corp.	3,653	319,455
Marathon Oil Corp.	7,880	265,714
		585,169

Packaged Foods & Meats—2.0%
Mondelez International Inc.	10,913	334,047

Pharmaceuticals—6.6%
Johnson & Johnson	6,447	525,624
Novartis AG ADR	1,911	136,139
Pfizer Inc.	15,282	441,039
		1,102,802

Property & Casualty Insurance—1.7%
ACE Ltd.	3,224	286,840

Railroads—1.2%
CSX Corp.	8,214	202,311

Regional Banks—1.7%
Regions Financial Corp.	34,624	283,570

Research & Consulting Services—0.4%
Nielsen Holdings N.V.	2,076	74,362

Semiconductors—1.7%
Altera Corp.	3,343	118,576
Analog Devices Inc.	1,791	83,264
Texas Instruments Inc.	2,388	84,726
		286,566

Soft Drinks—4.0%
Coca-Cola Enterprises Inc.	6,686	246,847
PepsiCo Inc.	5,253	415,565
		662,412

Steel—0.7%
Allegheny Technologies Inc.	3,701	117,359

Systems Software—4.5%
Microsoft Corp.	15,759	450,865	(h)
Oracle Corp.	9,193	297,302
		748,167

Total Common Stock
(Cost $13,008,237)		15,995,252

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	2,898	52,715	(n)
Industrial Select Sector SPDR Fund	5,029	209,860	(h,n)

Total Exchange Traded Funds
(Cost $213,639)		262,575

Total Investments in Securities
(Cost $13,221,876)		16,257,827

Short-Term Investments—3.4%
GE Institutional Money Market Fund—Investment Class
0.04%
(Cost $572,586)		572,586	(d,k)

Total Investments
(Cost $13,794,462)		16,830,413

Liabilities in Excess of Other Assets, net—(0.4)%		(70,921)

NET ASSETS—100.0%		$16,759,492

Other Information

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2013	5	$390,675	$4,560

GEI Small-Cap Equity Fund

Schedule of Investments—March 31, 2013 (Unaudited)

	Number of Shares	Fair Value
Common Stock—94.3% †
Advertising—0.3%
Arbitron Inc.	2,250	$105,457
ReachLocal Inc.	1,700	25,432	(a)
		130,889

Aerospace & Defense—1.2%
Esterline Technologies Corp.	2,866	216,956	(a)
Moog Inc.	570	26,123	(a)
Sypris Solutions Inc.	3,100	12,958
Teledyne Technologies Inc.	3,075	241,203	(a)
Triumph Group Inc.	496	38,936
		536,176

Agricultural Products—0.8%
Darling International Inc.	18,065	324,447	(a)
Fresh Del Monte Produce Inc.	1,540	41,549
		365,996

Air Freight & Logistics—0.5%
Hub Group Inc.	3,100	119,226	(a)
UTi Worldwide Inc.	6,200	89,776
		209,002

Apparel Retail—1.0%
Aeropostale Inc.	9,652	131,267	(a)
American Eagle Outfitters Inc.	4,005	74,894
Express Inc.	2,078	37,009	(a)
Jos A Bank Clothiers Inc.	567	22,623
The Buckle Inc.	3,805	177,503
		443,296

Apparel, Accessories & Luxury Goods—1.4%
Columbia Sportswear Co.	4,481	259,361
Iconix Brand Group Inc.	11,700	302,679	(a)
Maidenform Brands Inc.	1,545	27,084	(a)
Oxford Industries Inc.	426	22,621
		611,745

Application Software—4.8%
ACI Worldwide Inc.	4,364	213,225	(a)
Advent Software Inc.	4,100	114,677	(a)
Aspen Technology Inc.	900	29,061	(a)
Blackbaud Inc.	8,400	248,892
Bottomline Technologies Inc.	6,200	176,762	(a)
Monotype Imaging Holdings Inc.	1,700	40,375
Netscout Systems Inc.	850	20,884	(a)
NICE Systems Ltd. ADR	4,100	151,003	(a)
PROS Holdings Inc.	3,100	84,227	(a)
PTC Inc.	11,915	303,713
QLIK Technologies Inc.	6,200	160,146	(a)
RealPage Inc.	8,400	173,964	(a)
Seachange International Inc.	105	1,248	(a)
SolarWinds Inc.	450	26,595	(a)

Solera Holdings Inc.	1,585	92,453
SS&C Technologies Holdings Inc.	10,060	301,599	(a)
Verint Systems Inc.	700	25,585	(a)
		2,164,409

Asset Management & Custody Banks—0.9%
Affiliated Managers Group Inc.	1,750	268,747	(a)
Cohen & Steers Inc.	692	24,960
Financial Engines Inc.	800	28,976
Virtus Investment Partners Inc.	180	33,530	(a)
Waddell & Reed Financial Inc.	1,500	65,670
		421,883

Auto Parts & Equipment—0.4%
Dana Holding Corp.	2,736	48,783
Drew Industries Inc.	1,549	56,244
Modine Manufacturing Co.	2,795	25,435	(a)
Stoneridge Inc.	2,307	17,602	(a)
Tenneco Inc.	600	23,586	(a)
		171,650

Automobile Manufacturers—0.6%
Thor Industries Inc.	7,257	266,985
Winnebago Industries Inc.	1,130	23,323	(a)
		290,308

Automotive Retail—0.1%
America’s Car-Mart Inc.	595	27,810	(a)

Biotechnology—1.1%
Cepheid Inc.	3,100	118,947
Cubist Pharmaceuticals Inc.	3,359	157,268	(a)
Emergent Biosolutions Inc.	1,400	19,572	(a)
Genomic Health Inc.	3,600	101,808	(a)
Myriad Genetics Inc.	900	22,860	(a)
PDL BioPharma Inc.	2,220	16,228
Pharmacyclics Inc.	270	21,711	(a)
Repligen Corp.	3,700	25,567	(a)
		483,961

Broadcasting—0.1%
Nexstar Broadcasting Group Inc.	1,900	34,200

Building Products—0.6%
AAON Inc.	992	27,369
AO Smith Corp.	340	25,014
Apogee Enterprises Inc.	1,126	32,598
Patrick Industries Inc.	1,600	25,216	(a)
PGT Inc.	6,300	43,281	(a)
Simpson Manufacturing Company Inc.	579	17,723
Trex Company Inc.	530	26,065	(a)
Universal Forest Products Inc.	1,401	55,774
		253,040
Casinos & Gaming—0.1%
WMS Industries Inc.	1,793	45,202	(a)

Commercial Printing—0.1%
Deluxe Corp.	680	28,152

Commodity Chemicals—0.7%
Axiall Corp.	412	25,610
Koppers Holdings Inc.	6,300	277,074
		302,684

Communications Equipment—0.6%
ADTRAN Inc.	2,968	58,322
Arris Group Inc.	4,013	68,903	(a)
InterDigital Inc.	500	23,915
NETGEAR Inc.	1,089	36,492	(a)
Plantronics Inc.	1,716	75,830
Ruckus Wireless Inc.	1,010	21,210	(a)
		284,672

Computer & Electronics Retail—0.1%
Conn’s Inc.	800	28,720	(a)

Computer Hardware—0.1%
Diebold Inc.	1,015	30,775

Computer Storage & Peripherals—0.1%
Datalink Corp.	3,466	41,869	(a)
Synaptics Inc.	600	24,414	(a)
		66,283

Construction & Engineering—2.4%
Argan Inc.	1,100	16,401
Chicago Bridge & Iron Company N.V.	5,800	360,180
Dycom Industries Inc.	1,000	19,690	(a)
Granite Construction Inc.	895	28,497
MasTec Inc.	900	26,235	(a)
Primoris Services Corp.	2,250	49,747
Quanta Services Inc.	7,260	207,491	(a)
URS Corp.	7,825	370,983
		1,079,224

Construction & Farm Machinery & Heavy Trucks—1.9%
Accuride Corp.	786	4,237	(a)
AGCO Corp.	6,875	358,325
Astec Industries Inc.	1,847	64,516
Greenbrier Companies Inc.	2,380	54,050	(a)
Lindsay Corp.	250	22,045
Trinity Industries Inc.	7,875	356,974
		860,147

Construction Materials—0.1%
Eagle Materials Inc.	368	24,520

Consumer Electronics—0.0%*
Zagg Inc.	2,900	21,112	(a)

Data Processing & Outsourced Services—2.4%
Broadridge Financial Solutions Inc.	12,425	308,637
Cardtronics Inc.	5,800	159,268	(a)
First American Financial Corp.	900	23,013
Global Cash Access Holdings Inc.	22,430	158,132	(a)
Heartland Payment Systems Inc.	700	23,079
Jack Henry & Associates Inc.	4,200	194,082

MAXIMUS Inc.	380	30,389
WEX Inc.	2,200	172,700	(a)
		1,069,300

Distributors—0.9%
LKQ Corp.	18,417	400,754

Diversified Capital Markets—0.1%
HFF Inc. (REIT)	1,282	25,550

Diversified Metals & Mining—0.4%
Compass Minerals International Inc.	2,260	178,314

Diversified REITs—0.2%
Cousins Properties Inc.	1,877	20,065
Lexington Realty Trust	2,463	29,063
PS Business Parks Inc.	300	23,676
Washington Real Estate Investment Trust	905	25,195
		97,999

Diversified Support Services—0.6%
Healthcare Services Group Inc.	7,995	204,912
UniFirst Corp.	561	50,771
		255,683

Education Services—0.5%
Grand Canyon Education Inc.	1,000	25,390	(a)
K12 Inc.	4,900	118,139	(a)
Lincoln Educational Services Corp.	2,295	13,449
Strayer Education Inc.	1,300	62,894
		219,872

Electric Utilities—0.9%
ALLETE Inc.	952	46,667
IDACORP Inc.	5,701	275,187
Otter Tail Corp.	900	28,026
Westar Energy Inc.	1,138	37,759
		387,639

Electrical Components & Equipment—0.8%
Brady Corp.	3,100	103,943
Encore Wire Corp.	745	26,090
EnerSys Inc.	816	37,193	(a)
Generac Holdings Inc.	540	19,084
II-VI Inc.	1,788	30,468	(a)
LSI Industries Inc.	410	2,862
Polypore International Inc.	2,460	98,843	(a)
Regal-Beloit Corp.	435	35,479
		353,962
Electronic Components—0.1%
InvenSense Inc.	1,586	16,938	(a)
Littelfuse Inc.	292	19,812
Power-One Inc.	890	3,694	(a)
		40,444

Electronic Equipment & Instruments—0.8%
Badger Meter Inc.	470	25,154
FARO Technologies Inc.	2,100	91,119	(a)
MTS Systems Corp.	572	33,262
National Instruments Corp.	6,700	219,425

Rofin-Sinar Technologies Inc.	667	18,069	(a)
		387,029

Electronic Manufacturing Services—0.6%
Measurement Specialties Inc.	4,623	183,857	(a)
Methode Electronics Inc.	3,089	39,786
Multi-Fineline Electronix Inc.	2,152	33,205	(a)
Plexus Corp.	1,555	37,802	(a)
		294,650

Environmental & Facilities Services—0.3%
ABM Industries Inc.	5,100	113,424
Tetra Tech Inc.	1,228	37,442	(a)
		150,866

Fertilizers & Agricultural Chemicals—0.0%*
American Vanguard Corp.	700	21,378

Food Distributors—0.1%
Spartan Stores Inc.	2,700	47,385

Food Retail—1.6%
Casey’s General Stores Inc.	3,400	198,220
Harris Teeter Supermarkets Inc.	7,200	307,512
Safeway Inc.	9,005	237,282
		743,014

Footwear—1.1%
Deckers Outdoor Corp.	3,110	173,196	(a)
Wolverine World Wide Inc.	7,552	335,082
		508,278

Gas Utilities—0.1%
South Jersey Industries Inc.	853	47,418

Healthcare Distributors—0.7%
Owens & Minor Inc.	9,536	310,492

Healthcare Equipment—4.4%
Abaxis Inc.	500	23,660
Analogic Corp.	1,090	86,132
Cantel Medical Corp.	1,078	32,404
Cyberonics Inc.	400	18,724	(a)
Cynosure Inc.	800	20,936	(a)
Exactech Inc.	610	12,621	(a)
Globus Medical Inc.	1,679	24,648
Hill-Rom Holdings Inc.	9,446	332,688
Integra LifeSciences Holdings Corp.	6,200	241,862	(a)
Masimo Corp.	10,447	204,970
Natus Medical Inc.	936	12,580	(a)
NuVasive Inc.	9,600	204,576	(a)
Orthofix International N.V.	1,116	40,031	(a)
STERIS Corp.	5,700	237,177
Teleflex Inc.	2,800	236,628
Thoratec Corp.	3,915	146,813	(a)
Volcano Corp.	5,300	117,978	(a)
		1,994,428

Healthcare Facilities—0.5%
Capital Senior Living Corp.	1,086	28,703
Emeritus Corp.	783	21,760	(a)

The Ensign Group Inc.	823	27,488
VCA Antech Inc.	6,200	145,638	(a)
		223,589

Healthcare Services—1.6%
Bio-Reference Labs Inc.	12,165	316,047	(a)
Chemed Corp.	301	24,074
MEDNAX Inc.	3,665	328,494	(a)
Team Health Holdings Inc.	700	25,466	(a)
The Providence Service Corp.	1,300	24,037	(a)
		718,118

Healthcare Supplies—0.7%
Merit Medical Systems Inc.	1,319	16,171	(a)
West Pharmaceutical Services Inc.	4,390	285,087
		301,258

Healthcare Technology—1.1%
Computer Programs & Systems Inc.	1,570	84,953
HMS Holdings Corp.	7,685	208,648	(a)
Medidata Solutions Inc.	1,200	69,576	(a)
Omnicell Inc.	1,400	26,432	(a)
Quality Systems Inc.	6,200	113,336
		502,945

Heavy Electrical Equipment—0.1%
AZZ Inc.	600	28,920

Home Building—0.1%
The Ryland Group Inc.	600	24,972

Home Furnishing Retail—0.5%
Aaron’s Inc.	7,303	209,450

Home Furnishings—0.0%*
Ethan Allen Interiors Inc.	234	7,703
Hooker Furniture Corp.	761	12,130
		19,833

Home Improvement Retail—0.1%
Lumber Liquidators Holdings Inc.	370	25,981	(a)

Housewares & Specialties—0.7%
Blyth Inc.	1,284	22,290
Jarden Corp.	6,930	296,951	(a)
		319,241

Human Resource & Employment Services—0.1%
GP Strategies Corp.	1,200	28,632	(a)
WageWorks Inc.	1,073	26,857	(a)
		55,489

Industrial Conglomerates—0.6%
Raven Industries Inc.	8,200	275,602

Industrial Machinery—7.3%
Actuant Corp.	8,377	256,504
Altra Holdings Inc.	1,250	34,025
CLARCOR Inc.	5,756	301,499
Columbus McKinnon Corp.	1,430	27,527	(a)
EnPro Industries Inc.	5,593	286,194	(a)
ESCO Technologies Inc.	2,530	103,376

Harsco Corp.	2,415	59,820
IDEX Corp.	8,675	463,419
Kaydon Corp.	3,100	79,298
LB Foster Co.	601	26,618
Middleby Corp.	1,310	199,317	(a)
Mueller Industries Inc.	2,720	144,949
Nordson Corp.	2,475	163,226
Proto Labs Inc.	3,494	171,555	(a)
RBC Bearings Inc.	1,000	50,560	(a)
Timken Co.	4,925	278,656
Trimas Corp.	9,400	305,218	(a)
Woodward Inc.	8,360	332,394
		3,284,155

Industrial REITs—0.1%
STAG Industrial Inc.	1,687	35,882

Internet Software & Services—1.1%
Blucora Inc.	1,200	18,576	(a)
comScore Inc.	1,500	25,170	(a)
CoStar Group Inc.	500	54,730	(a)
Guidewire Software Inc.	4,200	161,448	(a)
IntraLinks Holdings Inc.	4,500	28,620	(a)
LogMeIn Inc.	4,100	78,802	(a,p)
Monster Worldwide Inc.	2,000	10,140	(a)
NIC Inc.	4,015	76,927
The Active Network Inc.	6,860	28,743	(a)
XO Group Inc.	2,000	20,000	(a)
		503,156

Investment Banking & Brokerage—1.1%
BGC Partners Inc.	3,097	12,884
Evercore Partners Inc.	750	31,200
Piper Jaffray Co.	1,333	45,722	(a)
Raymond James Financial Inc.	7,415	341,832
Stifel Financial Corp.	1,502	52,075	(a)
		483,713

IT Consulting & Other Services—0.0%*
Unisys Corp.	900	20,475	(a)

Leisure Products—0.5%
Arctic Cat Inc.	500	21,850	(a)
Brunswick Corp.	987	33,775
Polaris Industries Inc.	1,475	136,423
Smith & Wesson Holding Corp.	2,100	18,900	(a)
		210,948

Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	3,444	51,281
StanCorp Financial Group Inc.	850	36,346
		87,627

Life Sciences Tools & Services—2.4%
Bio-Rad Laboratories Inc.	2,100	264,600	(a)
Bruker Corp.	15,175	289,843	(a)
Cambrex Corp.	2,100	26,859	(a)
Charles River Laboratories International Inc.	598	26,473	(a)
ICON PLC	6,380	206,010	(a)

Luminex Corp.	7,200	118,944	(a)
PAREXEL International Corp.	700	27,657	(a)
Techne Corp.	1,600	108,560
		1,068,946

Managed Healthcare—1.2%
Centene Corp.	6,910	304,316	(a)
Magellan Health Services Inc.	400	19,028	(a)
Molina Healthcare Inc.	7,380	227,821	(a)
		551,165

Marine—0.1%
Matson Inc.	944	23,222

Metal & Glass Containers—0.9%
AEP Industries Inc.	416	29,873	(a)
Aptargroup Inc.	3,300	189,255
Silgan Holdings Inc.	4,200	198,450
		417,578

Movies & Entertainment—0.1%
Cinemark Holdings Inc.	900	26,496

Multi-Line Insurance—0.7%
HCC Insurance Holdings Inc.	7,090	297,993
Horace Mann Educators Corp.	985	20,537
		318,530

Multi-Utilities—0.2%
Avista Corp.	1,216	33,318
Black Hills Corp.	924	40,693
		74,011

Office Electronics—0.5%
Zebra Technologies Corp.	4,830	227,638	(a)

Office REITs—1.3%
BioMed Realty Trust Inc.	15,449	333,698
Coresite Realty Corp.	5,849	204,598
Digital Realty Trust Inc.	765	51,186
		589,482

Office Services & Supplies—0.6%
Herman Miller Inc.	4,260	117,874
Mine Safety Appliances Co.	486	24,115
West Corp.	5,700	109,383
		251,372

Oil & Gas Drilling—0.3%
Pioneer Energy Services Corp.	19,285	159,101	(a)

Oil & Gas Equipment & Services—2.8%
Basic Energy Services Inc.	1,100	15,037	(a)
Cal Dive International Inc.	4,242	7,636	(a)
CARBO Ceramics Inc.	3,350	305,085
Dril-Quip Inc.	2,005	174,776	(a)
Hornbeck Offshore Services Inc.	1,065	49,480	(a)
Key Energy Services Inc.	10,400	84,032	(a)
Lufkin Industries Inc.	4,100	272,199
Mitcham Industries Inc.	1,332	22,537	(a)
Natural Gas Services Group Inc.	756	14,561	(a)

Oil States International Inc.	2,635	214,937	(a)
TETRA Technologies Inc.	10,200	104,652	(a)
		1,264,932

Oil & Gas Exploration & Production—2.6%
Approach Resources Inc.	8,200	201,802	(a)
Berry Petroleum Co.	945	43,744
Bill Barrett Corp.	2,444	49,540	(a)
Carrizo Oil & Gas Inc.	436	11,236	(a)
Gulfport Energy Corp.	680	31,164	(a)
Kodiak Oil & Gas Corp.	1,027	9,335	(a)
Newfield Exploration Co.	12,150	272,403	(a)
Northern Oil and Gas Inc.	7,200	103,536	(a)
PDC Energy Inc.	500	24,785	(a)
Resolute Energy Corp.	13,400	154,234	(a)
Rosetta Resources Inc.	430	20,459	(a)
SM Energy Co.	3,875	229,477
W&T Offshore Inc.	1,150	16,330
		1,168,045

Oil & Gas Refining & Marketing—0.3%
Alon USA Energy Inc.	1,870	35,624
Renewable Energy Group Inc.	3,800	29,222	(a)
Western Refining Inc.	1,917	67,881
		132,727

Packaged Foods & Meats—3.1%
Lancaster Colony Corp.	3,100	238,700
Sanderson Farms Inc.	5,219	285,062
Smithfield Foods Inc.	14,375	380,650	(a)
Snyders-Lance Inc.	7,200	181,872
TreeHouse Foods Inc.	5,100	332,265	(a)
		1,418,549

Paper Packaging—0.8%
Packaging Corporation of America	7,940	356,268

Paper Products—0.1%
Buckeye Technologies Inc.	893	26,745

Personal Products—0.6%
Elizabeth Arden Inc.	4,701	189,215	(a)
Medifast Inc.	1,009	23,126	(a)
Prestige Brands Holdings Inc.	1,000	25,690	(a)
Revlon Inc.	900	20,124	(a)
USANA Health Sciences Inc.	635	30,690	(a)
		288,845

Pharmaceuticals—0.3%
Auxilium Pharmaceuticals Inc.	900	15,552	(a)
Jazz Pharmaceuticals PLC	400	22,364	(a)
Pozen Inc.	3,300	17,391	(a)
Questcor Pharmaceuticals Inc.	900	29,286
Santarus Inc.	1,900	32,927	(a)
Sciclone Pharmaceuticals Inc.	4,800	22,080	(a)
		139,600

Property & Casualty Insurance—2.5%
Allied World Assurance Company Holdings AG	4,100	380,152
American Safety Insurance Holdings Ltd.	1,096	27,356	(a)

Amtrust Financial Services Inc.	3,900	135,135
Argo Group International Holdings Ltd.	4,702	194,569
Aspen Insurance Holdings Ltd.	5,700	219,906
The Navigators Group Inc.	2,600	152,750	(a)
		1,109,868

Publishing—1.0%
John Wiley & Sons Inc.	8,285	322,784
Morningstar Inc.	2,100	146,832
		469,616

Railroads—0.9%
Genesee & Wyoming Inc.	4,515	420,392	(a)

Regional Banks—5.3%
Bank of the Ozarks Inc.	1,189	52,732
BankUnited Inc.	807	20,675
Banner Corp.	1,013	32,244
Bryn Mawr Bank Corp.	3,000	69,840
Camden National Corp.	412	13,629
Capital Bank Financial Corp.	1,068	18,327	(a)
Cardinal Financial Corp.	708	12,871
CoBiz Financial Inc.	1,183	9,559
Columbia Banking System Inc.	549	12,067
Community Bank System Inc.	3,800	112,594
Cullen Frost Bankers Inc.	2,745	171,645
East West Bancorp Inc.	1,886	48,414
First Horizon National Corp.	3,049	32,563
Fulton Financial Corp.	11,545	135,076
Glacier Bancorp Inc.	999	18,961
Great Southern Bancorp Inc.	518	12,634
Hancock Holding Co.	590	18,243
Home BancShares Inc.	1,125	42,379
Iberiabank Corp.	2,725	136,304
Independent Bank Corp.	2,100	68,439
Lakeland Financial Corp.	573	15,293
Old National Bancorp	1,231	16,926
PacWest Bancorp	1,295	37,697
Prosperity Bancshares Inc.	7,455	353,292
Southwest Bancorp Inc.	1,963	24,655	(a)
Sterling Financial Corp.	1,646	35,702
Susquehanna Bancshares Inc.	3,381	42,026
SVB Financial Group	3,000	212,820	(a)
TCF Financial Corp.	496	7,420
UMB Financial Corp.	7,200	353,304
Umpqua Holdings Corp.	1,810	24,001
Union First Market Bankshares Corp.	167	3,267
Washington Trust Bancorp Inc.	3,100	84,878
Westamerica Bancorporation	2,415	109,472
Wintrust Financial Corp.	595	22,039
		2,381,988

Reinsurance—0.9%
Alterra Capital Holdings Ltd.	3,100	97,650
Endurance Specialty Holdings Ltd.	5,131	245,313
Maiden Holdings Ltd.	2,731	28,921
Platinum Underwriters Holdings Ltd.	805	44,927
		416,811

Research & Consulting Services—0.5%
ICF International Inc.	555	15,096	(a)
Mistras Group Inc.	4,200	101,682	(a)
Resources Connection Inc.	5,205	66,104
The Corporate Executive Board Co.	600	34,896
		217,778

Residential REITs—0.3%
Associated Estates Realty Corp.	2,724	50,775
Colonial Properties Trust	1,838	41,557
Mid-America Apartment Communities Inc.	395	27,279
Sun Communities Inc.	500	24,665
		144,276

Restaurants—0.8%
Cracker Barrel Old Country Store Inc.	3,500	282,975
Texas Roadhouse Inc.	4,535	91,562
		374,537

Retail REITs—0.1%
Inland Real Estate Corp.	1,604	16,184
Ramco-Gershenson Properties Trust	2,254	37,867
		54,051

Security & Alarm Services—0.6%
The Brink’s Co.	10,275	290,372

Semiconductor Equipment—0.5%
Cabot Microelectronics Corp.	600	20,850
MKS Instruments Inc.	700	19,040
Rudolph Technologies Inc.	16,935	199,494	(a)
		239,384

Semiconductors—1.6%
Diodes Inc.	1,419	29,771	(a)
Fairchild Semiconductor International Inc.	2,333	32,989	(a)
First Solar Inc.	800	21,568	(a)
Microsemi Corp.	12,163	281,817	(a)
RF Micro Devices Inc.	5,362	28,526	(a)
Semtech Corp.	6,740	238,529	(a)
Silicon Laboratories Inc.	600	24,816	(a)
TriQuint Semiconductor Inc.	5,079	25,649	(a)
Volterra Semiconductor Corp.	1,400	19,880	(a)
		703,545

Specialized Consumer Services—0.1%
Matthews International Corp.	930	32,448

Specialized Finance—0.2%
MarketAxess Holdings Inc.	2,100	78,330
NewStar Financial Inc.	1,578	20,877	(a)
		99,207

Specialized REITs—1.7%
Aviv REIT Inc.	745	17,925	(a)
FelCor Lodging Trust Inc.	4,800	28,560	(a)
Hersha Hospitality Trust	6,756	39,455
National Health Investors Inc.	438	28,667
Omega Healthcare Investors Inc.	12,710	385,876
Ryman Hospitality Properties	530	24,247

Sabra Healthcare REIT Inc.	6,415	186,099
Summit Hotel Properties Inc.	4,570	47,848
		758,677

Specialty Chemicals—1.9%
Flotek Industries Inc.	3,770	61,639	(a)
GSE Holding Inc.	780	6,443
HB Fuller Co.	1,792	70,031
OM Group Inc.	1,202	28,223	(a)
PolyOne Corp.	2,230	54,434
Sensient Technologies Corp.	14,011	547,690
Stepan Co.	1,095	69,095
		837,555

Steel—0.5%
Commercial Metals Co.	11,850	187,823
Schnitzer Steel Industries Inc.	1,352	36,044
		223,867

Systems Software—0.7%
AVG Technologies N.V.	1,412	19,655	(a)
CommVault Systems Inc.	310	25,414	(a)
Infoblox Inc.	1,103	23,935
MICROS Systems Inc.	4,530	206,160	(a)
Sourcefire Inc.	400	23,692	(a)
		298,856

Technology Distributors—0.1%
ScanSource Inc.	902	25,454	(a)
Tech Data Corp.	783	35,713	(a)
		61,167
Thrifts & Mortgage Finance—0.1%
Nationstar Mortgage Holdings Inc.	609	22,472	(a)
Ocwen Financial Corp.	580	21,994	(a)
Washington Federal Inc.	1,007	17,623
		62,089

Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	2,685	68,897

Trading Companies & Distributors—0.8%
Applied Industrial Technologies Inc.	8,192	368,640

Trucking—1.1%
Landstar System Inc.	2,100	119,889
Marten Transport Ltd.	1,485	29,893
Old Dominion Freight Line Inc.	8,417	321,529
Swift Transportation Co.	1,636	23,198	(a)
		494,509

Water Utilities—0.1%
American States Water Co.	500	28,785

Total Common Stock
(Cost $33,785,839)		42,442,232

Short-Term Investments—6.3%
GE Institutional Money Market Fund Investment Class
0.04%
(Cost $2,857,731)		2,857,731	(d,k)

Total Investments
(Cost $36,643,570)	45,299,963

Liabilities in Excess of Other Assets, net—(0.6)%	(258,533)

NET ASSETS—100.0%	$45,041,430

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	June 2013	10	$948,900	$9,610

GEI Income Fund

Schedule of Investments—March 31, 2013 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes—98.8% †
U.S. Treasuries—22.6%
U.S. Treasury Bonds
2.75%	11/15/42	$1,319,400	$1,222,919
3.00%	05/15/42	1,635,100	1,600,864	(h)
U.S. Treasury Notes
0.22%	10/31/14	1,366,900	1,367,488	(d,h)
0.54%	02/28/17	2,733,900	2,768,927	(d,h)
0.67%	09/30/17	1,110,900	1,108,730	(d,h)
0.74%	01/31/18	768,600	773,584	(d)
1.63%	11/15/22	227,600	223,564
			9,066,076

Agency Mortgage Backed—29.1%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	282,000	293,505
4.50%	06/01/33 - 02/01/35	16,675	17,882	(h)
5.00%	07/01/35 - 06/01/41	361,179	403,335	(h)
5.50%	05/01/20 - 01/01/38	167,847	185,593	(h)
6.00%	04/01/17 - 11/01/37	402,838	452,686	(h)
6.50%	02/01/29	201	236	(h)
7.00%	10/01/16 - 08/01/36	57,741	67,233	(h)
7.50%	01/01/30 - 09/01/33	6,403	7,287	(h)
8.00%	11/01/30	14,139	16,475	(h)
8.25%	06/01/26	60,000	89,982	(h,j)
8.50%	04/01/30	9,819	12,299	(h)
Federal National Mortgage Assoc.
2.72%	04/01/37	1,128	1,181	(i)
4.00%	05/01/19 - 03/01/41	512,641	547,219	(h)
4.50%	05/01/18 - 04/01/41	1,683,994	1,816,420	(h)
5.00%	03/01/34 - 06/01/41	548,810	614,377	(h)
5.50%	12/01/13 - 01/01/39	805,530	888,244	(h)
6.00%	06/01/14 - 07/01/35	797,302	899,290	(h)
6.50%	07/01/17 - 08/01/34	108,468	122,429	(h)
7.00%	03/01/15 - 02/01/34	45,649	51,964	(h)
7.50%	09/01/13 - 03/01/34	46,918	52,515	(h)
8.00%	07/01/15 - 01/01/33	26,869	31,781	(h)
9.00%	12/01/17 - 12/01/22	5,072	5,698	(h)
3.00%	TBA	1,675,000	1,727,605	(c)
3.50%	TBA	870,000	918,666	(c)
6.00%	TBA	100,000	109,531	(c)
Government National Mortgage Assoc.
1.63%	02/20/23 - 02/20/26	9,438	9,843	(h,i)
4.50%	08/15/33 - 03/20/41	398,862	440,258	(h)
6.00%	04/15/27 - 09/15/36	217,072	247,944	(h)
6.50%	04/15/19 - 08/15/36	109,961	125,002	(h)
7.00%	01/15/28 - 10/15/36	82,888	98,360	(h)
7.50%	11/15/31	514	516	(h)
8.00%	12/15/29	2,487	2,764	(h)
8.50%	10/15/17	5,599	5,958	(h)

9.00%	11/15/16 - 12/15/21	16,405	17,867	(h)
3.00%	TBA	160,000	167,250	(c)
3.50%	TBA	190,000	203,152	(c)
4.00%	TBA	435,000	471,337	(c)
5.00%	TBA	505,000	549,187	(c)
			11,672,871

Agency Collateralized Mortgage Obligations—1.5%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	925,203	7,978	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	233,620	20,054	(g,o)
4.50%	02/15/18 - 03/15/18	61,376	2,987	(g,h,o)
5.00%	05/15/17 - 10/15/18	54,023	2,410	(g,h,o)
5.50%	06/15/33	83,524	11,780	(g,h,o)
6.40%	08/15/25	131,304	16,876	(g,i)
7.50%	07/15/27	5,383	889	(g,h,o)
Federal Home Loan Mortgage Corp. STRIPS
3.34%	08/01/27	703	619	(d,f,h)
8.00%	02/01/23 - 07/01/24	2,499	491	(g,h,o)
Federal National Mortgage Assoc. REMIC
1.24%	12/25/42	54,086	1,465	(g,h)
3.50%	08/25/42 - 10/15/42	764,732	106,775
3.87%	12/25/22	156	140	(d,f,h)
4.00%	03/25/43	128,500	17,042	(g,o)
4.50%	05/25/18	217	—	**(g,h,o)
5.00%	08/25/17 - 09/25/40	245,614	24,093	(g,h,o)
5.80%	07/25/38	59,513	7,318	(g,i)
5.85%	11/25/40	456,011	87,516	(g,i)
7.00%	09/25/20	374	411	(h)
7.30%	05/25/18	158,176	17,038	(g,h,i)
8.00%	05/25/22	3	78	(g,h,o)
Federal National Mortgage Assoc. STRIPS
1.38%	12/01/34	81,991	78,183	(d,f,h)
4.50%	08/01/35 - 01/01/36	106,013	12,640	(g,h,o)
5.00%	03/25/38 - 05/25/38	63,472	8,009	(g,h,o)
5.50%	12/01/33	21,349	2,425	(g,h,o)
6.00%	01/01/35	34,385	5,857	(g,h,o)
7.50%	11/01/23	15,148	2,871	(g,h,o)
8.00%	08/01/23 - 07/01/24	5,250	1,079	(g,h,o)
8.50%	07/25/22	217	34	(g,h,o)
9.00%	05/25/22	153	27	(g,h,o)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	334,981	35,491	(g,o)
5.00%	12/20/35 - 09/20/38	328,716	28,731	(g,o)
5.95%	05/20/40	135,206	21,955	(g,i)
5.97%	05/20/40	241,359	40,632	(g,i)
6.40%	12/20/39	233,421	34,211	(g,i)
			598,105

Asset Backed—0.4%
Bear Stearns Asset Backed Securities Trust
2.95%	02/25/36	139,226	137,457	(d,h,i)
Ford Credit Auto Lease Trust
1.28%	06/15/16	20,000	19,996
			157,453

Corporate Notes—37.3%
ABB Finance USA Inc.
1.63%	05/08/17	41,000	41,571
AbbVie Inc.
1.20%	11/06/15	67,000	67,521	(b)
1.75%	11/06/17	45,000	45,547	(b)
2.00%	11/06/18	44,000	44,524	(b)
2.90%	11/06/22	25,000	25,023	(b)
AES Corp.
8.00%	10/15/17	6,000	7,057
AES Panama S.A.
6.35%	12/21/16	50,000	55,000	(b,h)
Aetna Inc.
1.50%	11/15/17	36,000	36,087
Agilent Technologies Inc.
5.50%	09/14/15	32,000	35,369	(h)
Agrium Inc.
3.15%	10/01/22	34,000	32,755
Alliance One International Inc.
10.00%	07/15/16	95,000	100,344
Amazon.com Inc.
1.20%	11/29/17	44,000	43,772
2.50%	11/29/22	44,000	42,820
American Axle & Manufacturing Inc.
6.25%	03/15/21	19,000	19,475
American Express Credit Corp.
1.75%	06/12/15	32,000	32,697
American International Group Inc.
4.88%	06/01/22	66,000	74,665
American Tower Corp. (REIT)
3.50%	01/31/23	35,000	34,713
American Tower Trust I (REIT)
1.55%	03/15/43	72,000	72,280	(b)
Amgen Inc.
5.38%	05/15/43	45,000	50,060
Amsted Industries Inc.
8.13%	03/15/18	44,000	47,300	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	42,000	50,910
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	56,000	55,359
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	49,000	48,163
5.38%	11/15/14	29,000	31,158	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	35,000	33,503
Arizona Public Service Co.
6.25%	08/01/16	122,000	142,674	(h)
Ashland Inc.
3.00%	03/15/16	46,000	46,690	(b)
3.88%	04/15/18	44,000	44,550	(b)
AT&T Inc.
0.77%	02/13/15	47,000	47,094	(d,h)
2.95%	05/15/16	48,000	50,783	(h)
4.35%	06/15/45	91,000	84,597	(b)
5.55%	08/15/41	16,000	17,636	(h)
Autodesk Inc.
1.95%	12/15/17	40,000	39,617

Bank of America Corp.
2.00%	01/11/18	56,000	55,734
3.30%	01/11/23	53,000	52,261
3.88%	03/22/17	47,000	50,561
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	54,000	55,073
3.00%	05/15/22	27,000	27,521
Berkshire Hathaway Inc.
1.55%	02/09/18	49,000	49,608
4.50%	02/11/43	49,000	49,400
Bombardier Inc.
4.25%	01/15/16	19,000	19,713	(b)
5.75%	03/15/22	5,000	5,131	(b)
7.75%	03/15/20	52,000	59,800	(b,h)
BP Capital Markets PLC
2.25%	11/01/16	23,000	23,929	(h)
2.50%	11/06/22	99,000	96,361
Caixa Economica Federal
2.38%	11/06/17	150,000	145,725
Calpine Corp.
7.25%	10/15/17	14,000	14,840	(b,h)
Cardinal Health Inc.
1.70%	03/15/18	35,000	34,892
4.60%	03/15/43	17,000	16,673
Cargill Inc.
6.00%	11/27/17	63,000	75,076	(b,h)
Carnival Corp.
1.20%	02/05/16	49,000	49,063
Case New Holland Inc.
7.88%	12/01/17	31,000	36,270	(h)
Caterpillar Financial Services Corp.
1.25%	11/06/17	31,000	31,062
Caterpillar Inc.
1.50%	06/26/17	60,000	60,902
Catholic Health Initiatives
2.95%	11/01/22	25,000	25,250
4.35%	11/01/42	16,000	16,121
CCO Holdings LLC
8.13%	04/30/20	60,000	67,050	(h)
Cedar Fair LP
5.25%	03/15/21	19,000	18,881	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	70,000	74,031	(b,h)
Chesapeake Energy Corp.
3.25%	03/15/16	27,000	27,304
Cigna Corp.
2.75%	11/15/16	47,000	49,615	(h)
4.00%	02/15/22	64,000	69,136
5.38%	02/15/42	24,000	27,136	(h)
Cincinnati Bell Inc.
8.25%	10/15/17	72,000	76,320
Citigroup Inc.
1.25%	01/15/16	47,000	46,943
4.05%	07/30/22	45,000	46,486
5.00%	09/15/14	84,000	88,203	(h)
CityCenter Holdings LLC
7.63%	01/15/16	58,000	62,278	(h)
CNA Financial Corp.
5.88%	08/15/20	38,000	44,734	(h)

CNH Capital LLC
3.88%	11/01/15	28,000	28,700
Comcast Corp.
2.85%	01/15/23	44,000	43,854
4.25%	01/15/33	23,000	23,152
4.50%	01/15/43	23,000	23,112
ConAgra Foods Inc.
1.90%	01/25/18	48,000	48,475
Constellation Brands Inc.
7.25%	09/01/16	45,000	51,075
Corp Andina de Fomento
4.38%	06/15/22	46,000	49,936
Corp Nacional del Cobre de Chile
4.25%	07/17/42	29,000	26,632	(b)
5.63%	09/21/35	14,000	15,639	(b,h)
COX Communications Inc.
3.25%	12/15/22	16,000	16,254	(b)
4.70%	12/15/42	11,000	10,826	(b)
Crown Castle Towers LLC
6.11%	01/15/40	66,000	80,744	(b,h)
CSX Corp.
4.25%	06/01/21	55,000	61,852	(h)
Daimler Finance North America LLC
1.88%	01/11/18	150,000	151,163	(b)
DaVita HealthCare Partners Inc.
5.75%	08/15/22	17,000	17,659
6.38%	11/01/18	51,000	54,251	(h)
DCP Midstream Operating LP
2.50%	12/01/17	24,000	24,365
3.88%	03/15/23	72,000	72,389
DDR Corp. (REIT)
4.63%	07/15/22	59,000	63,822
Delphi Corp.
5.00%	02/15/23	19,000	20,093
Denbury Resources Inc.
6.38%	08/15/21	45,000	49,050	(h)
8.25%	02/15/20	40,000	44,800	(h)
DENTSPLY International Inc.
2.75%	08/15/16	22,000	22,845
4.13%	08/15/21	53,000	56,250	(h)
Diageo Capital PLC
1.50%	05/11/17	72,000	72,993
Diageo Investment Corp.
2.88%	05/11/22	76,000	76,827
DigitalGlobe Inc.
5.25%	02/01/21	47,000	46,706	(b)
DIRECTV Holdings LLC
4.75%	10/01/14	70,000	74,050	(h)
5.15%	03/15/42	27,000	26,093
Discovery Communications LLC
3.25%	04/01/23	24,000	24,350
4.88%	04/01/43	12,000	12,277
4.95%	05/15/42	14,000	14,394
Dominion Resources Inc.
1.95%	08/15/16	40,000	41,249	(h)
DPL Inc.
7.25%	10/15/21	55,000	58,300

DR Horton Inc.
4.38%	09/15/22	8,000	7,860
Duke Energy Corp.
1.63%	08/15/17	47,000	47,416
3.05%	08/15/22	109,000	110,968
Eastman Chemical Co.
2.40%	06/01/17	80,000	83,041
3.60%	08/15/22	24,000	24,929
eBay Inc.
1.35%	07/15/17	34,000	34,376
2.60%	07/15/22	25,000	24,981
4.00%	07/15/42	29,000	26,607
Ecopetrol S.A.
7.63%	07/23/19	10,000	12,525
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	10,000	11,150	(b)
Energy Transfer Equity LP
7.50%	10/15/20	39,000	44,947	(h)
Energy Transfer Partners LP
3.60%	02/01/23	70,000	69,658
6.50%	02/01/42	42,000	47,990
Enterprise Products Operating LLC
4.45%	02/15/43	24,000	23,078
European Investment Bank
0.38%	12/15/14	100,000	100,849	(d,h)
4.88%	01/17/17	75,000	86,302	(h)
Exelon Corp.
4.90%	06/15/15	70,000	75,771	(h)
Express Scripts Holding Co.
2.65%	02/15/17	23,000	24,092
3.13%	05/15/16	84,000	88,735	(h)
Flextronics International Ltd.
4.63%	02/15/20	19,000	19,190	(b)
Florida Power & Light Co.
4.13%	02/01/42	31,000	31,605	(h)
Ford Motor Co.
4.75%	01/15/43	20,000	18,614
Ford Motor Credit Company LLC
3.00%	06/12/17	200,000	205,116
Forest Oil Corp.
7.25%	06/15/19	51,000	51,000	(h)
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	69,000	69,288	(b)
5.45%	03/15/43	48,000	47,438	(b)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	30,000	33,075	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	52,000	56,160	(h)
Genworth Financial Inc.
7.70%	06/15/20	22,000	26,050
Goldman Sachs Capital I
6.35%	02/15/34	33,000	34,382	(h)
Great Plains Energy Inc.
4.85%	06/01/21	60,000	67,018	(h)
GXS Worldwide Inc.
9.75%	06/15/15	32,000	33,200
Hanesbrands Inc.
6.38%	12/15/20	59,000	64,236	(h)

Hartford Financial Services Group Inc.
6.63%	03/30/40	32,000	40,900
Hawk Acquisition Sub Inc.
4.25%	10/15/20	27,000	27,034	(b)
HCA Inc.
6.50%	02/15/20	36,000	40,613	(h)
Heineken N.V.
1.40%	10/01/17	46,000	45,791	(b)
Hewlett-Packard Co.
2.60%	09/15/17	48,000	48,372
6.00%	09/15/41	14,000	14,250
Hexion US Finance Corp.
6.63%	04/15/20	56,000	56,140	(b)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	59,000	59,231
Hughes Satellite Systems Corp.
6.50%	06/15/19	28,000	30,730	(h)
Huntsman International LLC
4.88%	11/15/20	28,000	28,210	(b)
Hyundai Capital America
1.63%	10/02/15	46,000	46,314	(b)
2.13%	10/02/17	23,000	23,187	(b)
iGATE Corp.
9.00%	05/01/16	46,000	50,083
Imperial Tobacco Finance PLC
3.50%	02/11/23	200,000	201,768	(b)
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	100,000	102,375
ING US Inc.
2.90%	02/15/18	39,000	39,558	(b)
Ingles Markets Inc.
8.88%	05/15/17	103,000	108,021	(h)
Intel Corp.
1.35%	12/15/17	44,000	44,150
2.70%	12/15/22	44,000	43,594
4.25%	12/15/42	22,000	21,490
Intergas Finance BV
6.38%	05/14/17	100,000	112,000	(b,h)
Invesco Finance PLC
3.13%	11/30/22	67,000	68,379
Jabil Circuit Inc.
4.70%	09/15/22	10,000	9,963
Jefferies Group Inc.
5.13%	01/20/23	15,000	15,882
6.50%	01/20/43	16,000	17,056
John Deere Capital Corp.
3.15%	10/15/21	26,000	27,416
JPMorgan Chase & Co.
3.20%	01/25/23	147,000	146,762
KFW
2.00%	10/04/22	115,000	113,343
4.50%	07/16/18	85,000	99,696	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	34,000	34,468
5.00%	08/15/42	13,000	13,179
Kinross Gold Corp.
6.88%	09/01/41	33,000	34,019
Korea National Oil Corp.
2.88%	11/09/15	100,000	103,971	(b,h)

Kraft Foods Group Inc.
1.63%	06/04/15	25,000	25,385
2.25%	06/05/17	53,000	54,983
5.00%	06/04/42	45,000	48,250
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	79,000	86,900
Lear Corp.
4.75%	01/15/23	47,000	45,825	(b)
Liberty Mutual Group Inc.
6.50%	05/01/42	26,000	29,625	(b)
Linn Energy LLC
6.25%	11/01/19	5,000	5,113	(b)
8.63%	04/15/20	42,000	46,305	(h)
Majapahit Holding BV
7.25%	06/28/17	100,000	116,000	(b)
Marathon Oil Corp.
2.80%	11/01/22	48,000	46,857
McDonald’s Corp.
1.88%	05/29/19	54,000	55,010
Medtronic Inc.
1.38%	04/01/18	15,000	15,000
4.00%	04/01/43	15,000	14,591
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	19,239
MidAmerican Energy Holdings Co.
6.13%	04/01/36	115,000	142,935	(h)
Morgan Stanley
3.75%	02/25/23	39,000	39,421
4.75%	03/22/17	32,000	35,297
4.88%	11/01/22	67,000	71,028
5.50%	07/28/21	51,000	58,467	(h)
Murphy Oil Corp.
2.50%	12/01/17	24,000	24,100
3.70%	12/01/22	44,000	42,746
Mylan Inc.
7.88%	07/15/20	70,000	81,684	(b,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	106,886	(b,h)
National Australia Bank Ltd.
3.00%	01/20/23	250,000	247,908
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100,000	102,620
NCL Corp Ltd.
5.00%	02/15/18	26,000	26,488	(b)
Newfield Exploration Co.
5.63%	07/01/24	10,000	10,325
5.75%	01/30/22	51,000	54,570	(h)
News America Inc.
6.65%	11/15/37	25,000	30,884	(h)
Nexen Inc.
6.40%	05/15/37	55,000	71,050
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	78,000	80,973	(h)
Nisource Finance Corp.
3.85%	02/15/23	44,000	45,397
Nomura Holdings Inc.
2.00%	09/13/16	73,000	72,821

Novartis Capital Corp.
2.40%	09/21/22	55,000	54,681
NYSE Euronext
2.00%	10/05/17	69,000	70,543
Oglethorpe Power Corp.
5.38%	11/01/40	22,000	25,175	(h)
Omnicom Group Inc.
3.63%	05/01/22	71,000	72,578
Oracle Corp.
1.20%	10/15/17	114,000	114,125
Pacific Gas & Electric Co.
6.05%	03/01/34	24,000	30,022	(h)
PacifiCorp
6.25%	10/15/37	2,000	2,669
Peabody Energy Corp.
6.25%	11/15/21	30,000	31,200
Petrobras International Finance Co.
2.88%	02/06/15	22,000	22,457	(h)
3.50%	02/06/17	70,000	72,275	(h)
3.88%	01/27/16	25,000	26,162	(h)
Philip Morris International Inc.
2.50%	05/16/16	60,000	63,147	(h)
3.88%	08/21/42	23,000	21,341
4.13%	03/04/43	24,000	23,178
Plains Exploration & Production Co.
6.50%	11/15/20	25,000	27,625
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	134,250	(b,h)
Pride International Inc.
6.88%	08/15/20	32,000	40,118	(h)
Prudential Financial Inc.
5.20%	03/15/44	10,000	10,025
5.63%	05/12/41	28,000	31,873	(h)
5.63%	06/15/43	15,000	15,525	(i)
Range Resources Corp.
5.75%	06/01/21	51,000	54,698	(h)
Revlon Consumer Products Corp.
5.75%	02/15/21	94,000	94,353	(b)
Roche Holdings Inc.
6.00%	03/01/19	76,000	94,521	(b,h)
Rockies Express Pipeline LLC
3.90%	04/15/15	25,000	25,187	(b)
Rowan Companies Inc.
5.40%	12/01/42	29,000	28,955
Royal Bank of Canada
1.20%	09/19/17	69,000	69,224
RSI Home Products Inc.
6.88%	03/01/18	46,000	46,690	(b)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	200,000	207,000	(b,h)
7.75%	05/29/18	100,000	116,750	(b)
SCF Capital Ltd.
5.38%	10/27/17	200,000	206,750	(b)
Schlumberger Investment S.A.
2.40%	08/01/22	70,000	69,023	(b)
Seagate HDD Cayman
7.00%	11/01/21	5,000	5,425
Talisman Energy Inc.
3.75%	02/01/21	24,000	24,959
6.25%	02/01/38	36,000	40,677

Teva Pharmaceutical Finance company BV
2.95%	12/18/22	38,000	38,098
Textron Inc.
6.20%	03/15/15	40,000	43,570	(h)
The ADT Corp.
2.25%	07/15/17	25,000	25,096	(b)
3.50%	07/15/22	26,000	25,919	(b)
4.88%	07/15/42	13,000	12,348	(b)
The Coca-Cola Co.
3.30%	09/01/21	63,000	68,249	(h)
The Dow Chemical Co.
4.38%	11/15/42	22,000	21,100
The Goldman Sachs Group Inc.
1.60%	11/23/15	42,000	42,385
2.38%	01/22/18	117,000	118,595
3.63%	01/22/23	56,000	56,394
6.75%	10/01/37	49,000	54,909
The Korea Development Bank
3.25%	03/09/16	100,000	105,546	(h)
The McClatchy Co.
9.00%	12/15/22	28,000	30,380	(b)
The Potomac Edison Co.
5.35%	11/15/14	95,000	101,775	(h)
The Williams Companies Inc.
3.70%	01/15/23	71,000	70,482
Time Warner Cable Inc.
4.50%	09/15/42	31,000	28,180
Tops Holding Corp.
8.88%	12/15/17	45,000	49,388	(b)
Total Capital Canada Ltd.
1.45%	01/15/18	47,000	47,424
Total Capital International S.A.
1.55%	06/28/17	125,000	127,035
TransAlta Corp.
4.50%	11/15/22	45,000	45,669
Transocean Inc.
3.80%	10/15/22	12,000	11,821
6.50%	11/15/20	12,000	13,868
Turlock Corp.
1.50%	11/02/17	67,000	67,192	(b)
2.75%	11/02/22	73,000	72,579	(b)
U.S. Bancorp
3.44%	02/01/16	76,000	80,889
Unit Corp.
6.63%	05/15/21	47,000	49,233
United Parcel Service Inc.
2.45%	10/01/22	46,000	45,733
United Rentals North America Inc.
5.75%	07/15/18	46,000	49,853
United Technologies Corp.
4.50%	06/01/42	40,000	42,635
UnitedHealth Group Inc.
2.88%	03/15/23	84,000	83,897
Vail Resorts Inc.
6.50%	05/01/19	80,000	85,850	(h)
Ventas Realty LP (REIT)
2.70%	04/01/20	48,000	48,159

Verizon Communications Inc.
2.45%	11/01/22	22,000	20,807
3.85%	11/01/42	34,000	29,406
Viacom Inc.
2.50%	12/15/16	53,000	55,223	(h)
Viasystems Inc.
7.88%	05/01/19	47,000	49,115	(b)
Visteon Corp.
6.75%	04/15/19	48,000	51,360
Weatherford International Inc.
6.35%	06/15/17	24,000	27,522
Weatherford International Ltd.
4.50%	04/15/22	43,000	44,294	(h)
5.95%	04/15/42	42,000	43,290	(h)
6.75%	09/15/40	12,000	13,221
Weingarten Realty Investors (REIT)
3.50%	04/15/23	29,000	28,856
WellPoint Inc.
1.88%	01/15/18	19,000	19,243
3.70%	08/15/21	11,000	11,617
Wells Fargo & Co.
3.45%	02/13/23	59,000	59,396
Windstream Corp.
6.38%	08/01/23	47,000	46,648	(b)
Woodside Finance Ltd.
4.50%	11/10/14	95,000	100,263	(b,h)
WPP Finance 2010
5.13%	09/07/42	15,000	14,764
WPX Energy Inc.
5.25%	01/15/17	46,000	48,185
Xstrata Finance Canada Ltd.
2.45%	10/25/17	45,000	45,613	(b)
4.00%	10/25/22	25,000	25,180	(b)
5.80%	11/15/16	58,873	67,028	(b,h)
Zoetis Inc.
1.15%	02/01/16	25,000	25,067	(b)
1.88%	02/01/18	24,000	24,155	(b)
3.25%	02/01/23	24,000	24,338	(b)
			14,990,872

Non-Agency Collateralized Mortgage Obligations—5.8%
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	20,000	22,607
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	40,000	43,972
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	30,000	34,791	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.19%	02/10/51	30,000	35,946	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	55,000	60,385	(h)
5.20%	11/10/42	40,000	42,880
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	59,697	63,777	(h)
5.58%	04/12/38	60,000	66,521	(h)
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22
5.58%	04/12/38	25,000	27,477

Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.89%	06/11/50	35,000	40,402
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18
6.09%	06/11/50	50,000	56,671
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	30,000	29,859	(h)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	30,000	32,205	(h)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	60,000	67,241
Commercial Mortgage Pass-Through Certificates Series 2006-C5
5.34%	12/15/39	30,000	33,013
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	50,000	54,385
Credit Suisse First Boston Mortgage Securities Corp.
5.29%	10/25/35	52,130	970
CSMC Mortgage-Backed Trust Series 2006-1
5.43%	02/25/36	10,283	—	**
GS Mortgage Securities Corp. II
2.80%	11/08/29	30,000	30,014	(b,i)
3.00%	08/10/44	60,000	63,635	(h)
5.31%	08/10/44	20,000	23,256	(b)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	90,000	101,395
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/15/45	75,000	81,849
4.43%	12/15/47	30,000	29,322	(b,i)
5.04%	03/15/46	30,000	31,907	(h)
5.34%	08/12/37	80,000	85,783	(h)
5.44%	06/12/47	120,000	136,120	(h)
5.79%	02/12/51	50,000	58,167	(h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
5.81%	06/15/49	90,000	103,351
LB Commercial Mortgage Trust 2007-C3
5.86%	07/15/44	50,000	57,631
LB-UBS Commercial Mortgage Trust
5.16%	02/15/31	70,000	77,037	(h)
5.87%	06/15/38	20,000	22,685
MASTR Alternative Loans Trust
5.00%	08/25/18	45,072	3,893	(g,h,o)
Merrill Lynch
5.49%	07/12/46	25,000	23,552
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	75,000	84,174
Morgan Stanley Bank of America Merrill Lynch Trust
4.17%	12/15/48	30,000	27,072	(b)
Morgan Stanley Capital I Trust 2005-TOP17
4.84%	12/13/41	75,000	77,986
Morgan Stanley Capital I Trust 2006-IQ11
5.68%	10/15/42	50,000	44,468	(h)
Morgan Stanley Capital I Trust 2006-TOP21
5.27%	10/12/52	40,000	43,404
Morgan Stanley Capital I Trust 2006-TOP23
5.82%	08/12/41	30,000	34,245
Morgan Stanley Capital I Trust 2007-IQ16
6.09%	12/12/49	50,000	58,119
Morgan Stanley Capital I Trust 2008-TOP29
6.28%	01/11/43	45,000	53,535	(h)

Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	70,000	77,759	(h)
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.60%	10/15/48	70,000	78,401
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.34%	11/15/48	50,000	56,291
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	10,000	10,649
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	25,000	26,481	(b)
			2,315,283

Sovereign Bonds—1.5%
Government of Chile
3.63%	10/30/42	18,000	16,632
Government of Dominican Republic
7.50%	05/06/21	100,000	111,800	(b,h)
Government of El Salvador
7.65%	06/15/35	20,000	22,930	(b,h)
Government of Hungary
4.13%	02/19/18	18,000	17,190
7.63%	03/29/41	2,000	2,040
Government of Lebanon
4.00%	12/31/17	3,500	3,482
5.15%	11/12/18	11,000	10,945
6.10%	10/04/22	11,000	11,110
Government of Mexico
4.75%	03/08/44	20,000	20,750	(h)
5.75%	10/12/49	10,000	10,970
6.05%	01/11/40	18,000	22,275	(h)
Government of Panama
6.70%	01/26/36	21,000	27,982	(h)
Government of Peru
6.55%	03/14/37	41,000	55,555	(h)
Government of Philippines
6.38%	01/15/32	100,000	129,125
Government of Poland
3.00%	03/17/23	8,000	7,748
5.00%	03/23/22	30,000	34,273
6.38%	07/15/19	7,000	8,600
Government of Romania
4.38%	08/22/23	14,000	13,709	(b)
6.75%	02/07/22	20,000	23,275	(b,h)
Government of Turkey
6.88%	03/17/36	10,000	12,325
Government of Uruguay
6.88%	09/28/25	27,038	35,690
Government of Vietnam
1.26%	03/12/16	3,130	2,890	(i)
Russian Foreign Bond—Eurobond
7.50%	03/31/30	7,884	9,766	(j)
			611,062
Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	25,000	29,864	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	48,000	56,750	(h)

New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	17,242
Port Authority of New York & New Jersey
4.46%	10/01/62	60,000	59,917
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	38,944	(h)
State of California
5.70%	11/01/21	40,000	48,512	(h)
			251,229

FNMA—0.0%*
Lehman TBA
5.50%	TBA	83,122	—	**(c,m,p)

Total Bonds and Notes
(Cost $38,667,054)			39,662,951

Short-Term Investments—9.8%
GE Institutional Money Market Fund—Investment Class
0.04%
(Cost $3,955,494)			3,955,494	(d,k)

Total Investments
(Cost $42,622,548)			43,618,445

Liabilities in Excess of Other Assets, net—(8.6)%			(3,457,398)

NET ASSETS—100.0%			$40,161,047

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation / (Depreciation)
Long-Term U.S. Treasury Bond Futures	June 2013	1	$144,469	$(97)
2 Yr. U.S. Treasury Notes Futures	June 2013	19	4,188,609	88
5 Yr. U.S. Treasury Notes Futures	June 2013	29	3,597,586	2,616

				$2,607

The Fund had the following short futures contracts open at March 31,2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation / (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2013	23	$(3,624,656)	$8,062
10 Yr. U.S. Treasury Notes Futures	June 2013	41	(5,411,359)	(21,097)

				$(13,035)

				$(10,428)

GEI Total Return Fund

Schedule of Investments—March 31, 2013 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity—44.5% †
Advertising—0.1%
Arbitron Inc.	1,250	$58,587
Digital Generation Inc.	1,295	8,327
Harte-Hanks Inc.	2,175	16,943
Lamar Advertising Co.	2,547	123,810	(a)
National CineMedia Inc.	2,604	41,091
Omnicom Group Inc.	21,824	1,285,434
ReachLocal Inc.	487	7,286	(a)
The Interpublic Group of Companies Inc.	34,618	451,073
		1,992,551

Aerospace & Defense—1.0%
AAR Corp.	1,898	34,904
Aerovironment Inc.	783	14,196	(a)
Alliant Techsystems Inc.	1,418	102,706
American Science & Engineering Inc.	372	22,688
API Technologies Corp.	1,521	3,772	(a)
Astronics Corp.	550	16,401
B/E Aerospace Inc.	4,606	277,696	(a)
CPI Aerostructures Inc.	232	1,988	(a)
Cubic Corp.	714	30,502
Curtiss-Wright Corp.	2,124	73,703
DigitalGlobe Inc.	2,461	71,148	(a)
Esterline Technologies Corp.	2,777	210,218	(a)
Exelis Inc.	7,965	86,739
GenCorp Inc.	2,804	37,293	(a)
General Dynamics Corp.	27,777	1,958,556
HEICO Corp.	2,420	105,052
Hexcel Corp.	4,584	132,982	(a)
Honeywell International Inc.	65,467	4,932,938
Huntington Ingalls Industries Inc.	2,250	119,993
Kratos Defense & Security Solutions Inc.	1,875	9,431	(a)
L-3 Communications Holdings Inc.	7,516	608,195
LMI Aerospace Inc.	375	7,796	(a)
Lockheed Martin Corp.	22,360	2,158,187
Moog Inc.	2,063	94,547	(a)
National Presto Industries Inc.	196	15,778
Northrop Grumman Corp.	19,814	1,389,952
Orbital Sciences Corp.	2,673	44,612	(a)
Precision Castparts Corp.	12,234	2,319,811
Raytheon Co.	27,185	1,598,206
Rockwell Collins Inc.	11,417	720,641
SIFCO Industries Inc.	100	1,841
Sypris Solutions Inc.	584	2,441
Taser International Inc.	2,463	19,581	(a)
Teledyne Technologies Inc.	1,668	130,838	(a)
Textron Inc.	22,700	676,687
The Boeing Co.	56,844	4,880,057
The KEYW Holding Corp.	1,121	18,082	(a)
Triumph Group Inc.	2,202	172,857
United Technologies Corp.	70,437	6,580,929
		29,683,944

Agricultural Products—0.1%
Alico Inc.	152	7,030
Archer-Daniels-Midland Co.	55,136	1,859,737
Darling International Inc.	5,441	97,720	(a)
Fresh Del Monte Produce Inc.	1,708	46,082
Griffin Land & Nurseries Inc.	124	3,726
Ingredion Inc.	3,399	245,816
Limoneira Co.	381	7,361
		2,267,472

Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	2,606	15,193	(a)
Atlas Air Worldwide Holdings Inc.	1,211	49,360	(a)
CH Robinson Worldwide Inc.	13,420	797,953
Echo Global Logistics Inc.	598	13,228	(a)
Expeditors International of Washington Inc.	17,137	611,962
FedEx Corp.	24,428	2,398,830
Forward Air Corp.	1,319	49,186
Hub Group Inc.	1,665	64,036	(a)
Pacer International Inc.	1,808	9,094	(a)
Park-Ohio Holdings Corp.	394	13,053	(a)
United Parcel Service Inc.	59,728	5,130,635
UTi Worldwide Inc.	4,522	65,479
XPO Logistics Inc.	826	13,910	(a)
		9,231,919

Airlines—0.1%
Alaska Air Group Inc.	6,340	405,507	(a)
Allegiant Travel Co.	681	60,459
Hawaiian Holdings Inc.	2,371	13,657	(a)
JetBlue Airways Corp.	21,379	147,515	(a)
Republic Airways Holdings Inc.	2,184	25,203	(a)
SkyWest Inc.	2,394	38,424
Southwest Airlines Co.	60,629	817,279
Spirit Airlines Inc.	1,930	48,945	(a)
US Airways Group Inc.	7,548	128,090
		1,685,079

Airport Services—0.0%*
Wesco Aircraft Holdings Inc.	743	10,937	(a)

Alternative Carriers—0.0%*
8x8 Inc.	3,297	22,584	(a)
Cogent Communications Group Inc.	2,150	56,760
inContact Inc.	1,945	15,735	(a)
Iridium Communications Inc.	2,715	16,344	(a)
Lumos Networks Corp.	866	11,674
Neutral Tandem Inc.	1,937	6,334
ORBCOMM Inc.	1,704	8,878	(a)
Premiere Global Services Inc.	2,336	25,673	(a)
Towerstream Corp.	2,314	5,160	(a)
tw telecom Inc.	6,739	169,755	(a)
		338,897

Aluminum—0.0%*
Alcoa Inc.	88,849	756,993
Century Aluminum Co.	2,484	19,226	(a)
Kaiser Aluminum Corp.	870	56,246
Noranda Aluminum Holding Corp.	1,619	7,269
		839,734

Apparel Retail—0.3%
Abercrombie & Fitch Co.	6,624	306,029
Aeropostale Inc.	7,205	97,988	(a)
American Eagle Outfitters Inc.	8,113	151,713
ANN Inc.	4,445	128,994	(a)
Ascena Retail Group Inc.	5,518	102,359
bebe stores inc.	1,857	7,744
Body Central Corp.	706	6,636	(a)
Brown Shoe Company Inc.	2,007	32,112
Chico’s FAS Inc.	7,521	126,353
Citi Trends Inc.	652	6,670	(a)
Destination Maternity Corp.	610	14,274
Destination XL Group Inc.	2,021	10,287	(a)
Express Inc.	4,144	73,805	(a)
Foot Locker Inc.	6,796	232,695
Francesca’s Holdings Corp.	1,615	46,286	(a)
Genesco Inc.	1,122	67,421	(a)
Guess? Inc.	2,644	65,651
Hot Topic Inc.	1,929	26,775
Jos A Bank Clothiers Inc.	1,256	50,114
L Brands Inc.	19,927	889,940
New York & Company Inc.	1,362	5,571	(a)
Ross Stores Inc.	18,514	1,122,319
rue21 Inc.	687	20,191	(a)
Shoe Carnival Inc.	633	12,939
Stage Stores Inc.	1,427	36,931
Stein Mart Inc.	1,278	10,710
The Buckle Inc.	1,277	59,572
The Cato Corp.	1,222	29,499
The Children’s Place Retail Stores Inc.	1,111	49,795	(a)
The Finish Line Inc.	2,355	46,134
The Gap Inc.	24,746	876,008
The Men’s Wearhouse Inc.	2,347	78,437
The Wet Seal Inc.	4,012	12,116	(a)
Tilly’s Inc.	410	5,215	(a)
TJX Companies Inc.	60,938	2,848,852
Urban Outfitters Inc.	9,111	352,960	(a)
Zumiez Inc.	1,025	23,473	(a)
		8,034,568

Apparel, Accessories & Luxury Goods—0.2%
Carter’s Inc.	2,278	130,461	(a)
Cherokee Inc.	343	4,699
Coach Inc.	23,413	1,170,416
Columbia Sportswear Co.	545	31,545
Delta Apparel Inc.	230	3,788	(a)
Fifth & Pacific Companies Inc.	5,334	100,706	(a)
Fossil Inc.	4,497	434,410	(a)
G-III Apparel Group Ltd.	767	30,764	(a)
Hanesbrands Inc.	4,427	201,694	(a)
Iconix Brand Group Inc.	2,365	61,183	(a)
Maidenform Brands Inc.	1,030	18,056	(a)
Movado Group Inc.	832	27,889
Oxford Industries Inc.	657	34,887
Perry Ellis International Inc.	539	9,804
PVH Corp.	6,500	694,265
Quiksilver Inc.	6,164	37,415	(a)
Ralph Lauren Corp.	5,103	863,989

The Jones Group Inc.	3,837	48,807
True Religion Apparel Inc.	1,196	31,228
Tumi Holdings Inc.	1,009	21,128
Under Armour Inc.	3,463	177,306
Vera Bradley Inc.	938	22,165	(a)
VF Corp.	7,399	1,241,182
		5,397,787

Application Software—0.4%
Accelrys Inc.	2,489	24,293	(a)
ACI Worldwide Inc.	3,643	177,997	(a)
Actuate Corp.	2,283	13,698	(a)
Adobe Systems Inc.	41,667	1,812,931	(a)
Advent Software Inc.	2,776	77,645	(a)
American Software Inc.	1,036	8,620
ANSYS Inc.	4,110	334,636	(a)
Aspen Technology Inc.	4,304	138,976	(a)
Autodesk Inc.	18,707	771,477	(a)
Blackbaud Inc.	2,080	61,630
Bottomline Technologies Inc.	1,614	46,015	(a)
BroadSoft Inc.	1,278	33,829	(a)
Cadence Design Systems Inc.	12,598	175,490	(a)
Callidus Software Inc.	1,687	7,710	(a)
Citrix Systems Inc.	15,545	1,121,727	(a)
Compuware Corp.	9,679	120,987	(a)
Comverse Inc.	1,008	28,264	(a)
Concur Technologies Inc.	2,041	140,135	(a)
Digimarc Corp.	295	6,481
Ebix Inc.	1,304	21,151
Ellie Mae Inc.	1,186	28,523	(a)
EPIQ Systems Inc.	1,377	19,319
ePlus Inc.	167	7,717
Exa Corp.	323	3,075
FactSet Research Systems Inc.	1,807	167,328
Fair Isaac Corp.	3,165	144,609
Guidance Software Inc.	654	7,096	(a)
Informatica Corp.	4,808	165,732	(a)
Interactive Intelligence Group Inc.	668	29,626	(a)
Intuit Inc.	23,320	1,530,958
Jive Software Inc.	798	12,130	(a)
Manhattan Associates Inc.	921	68,421	(a)
Mentor Graphics Corp.	8,533	154,021
MicroStrategy Inc.	390	39,421	(a)
Monotype Imaging Holdings Inc.	1,677	39,829
Netscout Systems Inc.	1,684	41,376	(a)
Pegasystems Inc.	820	23,026
PROS Holdings Inc.	1,010	27,442	(a)
PTC Inc.	10,977	279,804
QAD Inc.	234	3,005
QLIK Technologies Inc.	3,949	102,003	(a)
RealPage Inc.	1,653	34,234	(a)
Salesforce.com Inc.	11,255	2,012,732	(a)
Seachange International Inc.	1,305	15,516	(a)
SolarWinds Inc.	2,761	163,175	(a)
Solera Holdings Inc.	3,112	181,523
SS&C Technologies Holdings Inc.	1,541	46,199	(a)
Synchronoss Technologies Inc.	1,287	39,936	(a)
Synopsys Inc.	6,595	236,629	(a)

Tangoe Inc.	1,371	16,987	(a)
Telenav Inc.	688	4,438	(a)
TIBCO Software Inc.	6,966	140,853	(a)
TiVo Inc.	5,797	71,825	(a)
Tyler Technologies Inc.	1,370	83,926	(a)
Ultimate Software Group Inc.	1,220	127,075	(a)
Verint Systems Inc.	2,316	84,650	(a)
VirnetX Holding Corp.	1,953	37,439	(a)
		11,315,290

Asset Management & Custody Banks—0.6%
Affiliated Managers Group Inc.	2,303	353,672	(a)
Ameriprise Financial Inc.	16,995	1,251,682
Apollo Investment Corp.	19,200	160,512
Arlington Asset Investment Corp.	587	15,150
Artio Global Investors Inc.	2,079	5,655
BlackRock Inc.	10,506	2,698,781
Calamos Asset Management Inc.	1,022	12,029
CIFC Corp.	406	3,341	(a)
Cohen & Steers Inc.	893	32,211
Diamond Hill Investment Group Inc.	115	8,948
Eaton Vance Corp.	5,186	216,930
Federated Investors Inc.	4,262	100,882
Fidus Investment Corp.	510	9,767
Fifth Street Finance Corp.	4,988	54,968
Financial Engines Inc.	2,137	77,402
Franklin Resources Inc.	11,556	1,742,760
GAMCO Investors Inc.	292	15,508
Gladstone Capital Corp.	1,077	9,908
Gladstone Investment Corp.	1,250	9,137
Golub Capital BDC Inc.	689	11,375
GSV Capital Corp.	983	8,120	(a)
Harris & Harris Group Inc.	1,446	5,206	(a)
Hercules Technology Growth Capital Inc.	2,541	31,127
Horizon Technology Finance Corp.	312	4,558
ICG Group Inc.	1,686	21,041	(a)
Invesco Ltd.	36,968	1,070,593
Janus Capital Group Inc.	8,650	81,310
KCAP Financial Inc.	1,173	12,633
Legg Mason Inc.	9,759	313,752
Main Street Capital Corp.	1,439	46,178
Manning & Napier Inc.	598	9,891
MCG Capital Corp.	3,724	17,801
Medallion Financial Corp.	927	12,255
Medley Capital Corp.	1,373	21,762
MVC Capital Inc.	1,069	13,715
New Mountain Finance Corp.	848	12,398
NGP Capital Resources Co.	1,121	7,970
Northern Trust Corp.	18,167	991,192
OFS Capital Corp.	313	4,382
PennantPark Investment Corp.	3,167	35,755
Prospect Capital Corp.	8,902	97,121
Pzena Investment Management Inc.	618	4,017
Safeguard Scientifics Inc.	972	15,358	(a)
SEI Investments Co.	5,896	170,100
Solar Capital Ltd.	1,818	42,705
Solar Senior Capital Ltd.	388	7,450
State Street Corp.	38,170	2,255,465	(e)

Stellus Capital Investment Corp.	371	5,498
T Rowe Price Group Inc.	21,637	1,619,962
TCP Capital Corp.	262	4,182
The Bank of New York Mellon Corp.	97,291	2,723,175
THL Credit Inc.	695	10,411
TICC Capital Corp.	2,009	19,969
Triangle Capital Corp.	1,287	36,023
Virtus Investment Partners Inc.	282	52,531	(a)
Waddell & Reed Financial Inc.	3,872	169,516
Walter Investment Management Corp.	1,664	61,984	(a)
Westwood Holdings Group Inc.	272	12,085
WisdomTree Investments Inc.	2,751	28,610	(a)
		16,848,419

Auto Parts & Equipment—0.1%
American Axle & Manufacturing Holdings Inc.	3,130	42,725	(a)
BorgWarner Inc.	9,617	743,779	(a)
Dana Holding Corp.	5,819	103,753
Dorman Products Inc.	1,099	40,894
Drew Industries Inc.	886	32,171
Exide Technologies	3,834	10,352	(a)
Federal-Mogul Corp.	892	5,379	(a)
Fuel Systems Solutions Inc.	645	10,623	(a)
Gentex Corp.	6,149	123,041
Gentherm Inc.	1,329	21,769	(a)
Johnson Controls Inc.	57,221	2,006,740
Modine Manufacturing Co.	2,186	19,893	(a)
Shiloh Industries Inc.	213	2,294
Spartan Motors Inc.	1,559	8,278
Standard Motor Products Inc.	925	25,641
Stoneridge Inc.	1,244	9,492	(a)
Superior Industries International Inc.	1,014	18,942
Tenneco Inc.	2,803	110,186	(a)
Tower International Inc.	192	2,688	(a)
		3,338,640

Automobile Manufacturers—0.2%
Ford Motor Co.	327,612	4,308,098
Thor Industries Inc.	2,002	73,654
Winnebago Industries Inc.	1,373	28,339	(a)
		4,410,091

Automotive Retail—0.1%
Advance Auto Parts Inc.	3,245	268,199
America’s Car-Mart Inc.	346	16,172	(a)
Asbury Automotive Group Inc.	1,282	47,037	(a)
AutoNation Inc.	3,244	141,925	(a)
AutoZone Inc.	3,036	1,204,594	(a)
CarMax Inc.	19,050	794,385	(a)
Group 1 Automotive Inc.	1,050	63,074
Lithia Motors Inc.	1,007	47,812
Monro Muffler Brake Inc.	1,421	56,428
O’Reilly Automotive Inc.	9,302	953,920	(a)
Penske Automotive Group Inc.	1,963	65,486
Sonic Automotive Inc.	1,995	44,209
The Pep Boys-Manny Moe & Jack	2,470	29,121
		3,732,362

Biotechnology—0.9%
Achillion Pharmaceuticals Inc.	2,832	24,752	(a)

Acorda Therapeutics Inc.	1,844	59,063	(a)
Aegerion Pharmaceuticals Inc.	1,183	47,722	(a)
Affymax Inc.	1,720	2,391	(a)
Agenus Inc.	1,336	5,197	(a)
Alexion Pharmaceuticals Inc.	16,307	1,502,527	(a)
Alkermes PLC	5,645	133,843	(a)
Alnylam Pharmaceuticals Inc.	2,180	53,127	(a)
AMAG Pharmaceuticals Inc.	969	23,111	(a)
Amgen Inc.	62,516	6,408,515
Amicus Therapeutics Inc.	1,682	5,332	(a)
Anacor Pharmaceuticals Inc.	802	5,181	(a)
Arena Pharmaceuticals Inc.	10,116	83,052	(a)
Arqule Inc.	3,216	8,329	(a)
Array BioPharma Inc.	5,607	27,586	(a)
Astex Pharmaceuticals	4,455	19,869	(a)
AVEO Pharmaceuticals Inc.	1,917	14,090	(a)
BG Medicine Inc.	914	1,700	(a)
Biogen Idec Inc.	19,755	3,810,937	(a)
Biospecifics Technologies Corp.	221	3,768	(a)
Biotime Inc.	1,543	5,894	(a)
Celgene Corp.	34,979	4,054,416	(a)
Celldex Therapeutics Inc.	3,572	41,364	(a)
Cepheid Inc.	3,029	116,223
ChemoCentryx Inc.	305	4,215	(a)
Clovis Oncology Inc.	678	19,438	(a)
Codexis Inc.	1,385	3,310
Coronado Biosciences Inc.	843	8,194	(a)
Cubist Pharmaceuticals Inc.	2,909	136,199	(a)
Curis Inc.	3,877	12,717	(a)
Cytori Therapeutics Inc.	3,179	7,979	(a)
Dendreon Corp.	3,902	18,456	(a)
Discovery Laboratories Inc.	2,314	5,299	(a)
Durata Therapeutics Inc.	514	4,626
Dyax Corp.	4,822	21,024	(a)
Dynavax Technologies Corp.	8,438	18,732	(a)
Emergent Biosolutions Inc.	1,149	16,063	(a)
Enzon Pharmaceuticals Inc.	1,783	6,775
Exact Sciences Corp.	2,991	29,312	(a)
Exelixis Inc.	8,664	40,028	(a)
Genomic Health Inc.	735	20,786	(a)
Geron Corp.	4,588	4,909	(a)
Gilead Sciences Inc.	127,158	6,221,841	(a)
GTx Inc.	1,449	6,013	(a)
Halozyme Therapeutics Inc.	4,285	24,724	(a)
Hyperion Therapeutics Inc.	201	5,190	(a)
Idenix Pharmaceuticals Inc.	4,395	15,646	(a)
ImmunoCellular Therapeutics Ltd.	2,529	6,929	(a)
ImmunoGen Inc.	3,929	63,100	(a)
Immunomedics Inc.	3,231	7,787	(a)
Infinity Pharmaceuticals Inc.	1,348	65,338	(a)
Intercept Pharmaceuticals Inc.	238	8,901
InterMune Inc.	3,715	33,621	(a)
Ironwood Pharmaceuticals Inc.	3,504	64,088	(a)
Isis Pharmaceuticals Inc.	4,693	79,499	(a)
Keryx Biopharmaceuticals Inc.	3,614	25,443	(a)
KYTHERA Biopharmaceuticals Inc.	259	6,309
Lexicon Pharmaceuticals Inc.	10,439	22,757	(a)
Ligand Pharmaceuticals Inc.	833	22,199	(a)

MannKind Corp.	5,683	19,265	(a)
Maxygen Inc.	1,071	2,581
Merrimack Pharmaceuticals Inc.	862	5,258	(a)
Momenta Pharmaceuticals Inc.	2,205	29,415	(a)
Neurocrine Biosciences Inc.	3,119	37,865	(a)
NewLink Genetics Corp.	632	7,755	(a)
Novavax Inc.	2,305	5,255	(a)
NPS Pharmaceuticals Inc.	4,040	41,168	(a)
OncoGenex Pharmaceutical Inc.	693	7,852	(a)
Oncothyreon Inc.	3,090	6,427	(a)
Opko Health Inc.	5,024	38,333	(a)
Orexigen Therapeutics Inc.	3,490	21,813	(a)
Osiris Therapeutics Inc.	811	8,434	(a)
PDL BioPharma Inc.	6,671	48,765
Pharmacyclics Inc.	2,343	188,401	(a)
Progenics Pharmaceuticals Inc.	2,247	12,111	(a)
Raptor Pharmaceutical Corp.	2,509	14,678	(a)
Regeneron Pharmaceuticals Inc.	3,387	597,467	(a)
Regulus Therapeutics Inc.	780	6,045
Repligen Corp.	1,443	9,971	(a)
Rigel Pharmaceuticals Inc.	4,052	27,513	(a)
Sangamo Biosciences Inc.	2,517	24,063	(a)
Seattle Genetics Inc.	4,397	156,137	(a)
SIGA Technologies Inc.	1,586	5,678	(a)
Spectrum Pharmaceuticals Inc.	2,791	20,821
Sunesis Pharmaceuticals Inc.	1,624	8,883	(a)
Synageva BioPharma Corp.	493	27,076	(a)
Synergy Pharmaceuticals Inc.	1,988	12,067	(a)
Synta Pharmaceuticals Corp.	1,948	16,753	(a)
Targacept Inc.	1,463	6,262	(a)
TESARO Inc.	244	5,358
Theravance Inc.	2,835	66,963	(a)
Threshold Pharmaceuticals Inc.	2,329	10,737	(a)
Trius Therapeutics Inc.	1,282	8,769	(a)
United Therapeutics Corp.	2,081	126,670	(a)
Vanda Pharmaceuticals Inc.	1,558	6,107	(a)
Verastem Inc.	372	3,579	(a)
Vertex Pharmaceuticals Inc.	9,682	532,316	(a)
Vical Inc.	3,722	14,814	(a)
XOMA Corp.	4,107	14,333	(a)
ZIOPHARM Oncology Inc.	3,260	5,966	(a)
		25,725,160

Brewers—0.0%*
Craft Brew Alliance Inc.	504	3,750	(a)
Molson Coors Brewing Co.	12,975	634,867
The Boston Beer Company Inc.	368	58,748	(a)
		697,365

Broadcasting—0.2%
Beasley Broadcasting Group Inc.	203	1,198
Belo Corp.	4,520	44,432
CBS Corp.	48,883	2,282,347
Cumulus Media Inc.	3,137	10,572	(a)
Discovery Communications Inc.	20,488	1,613,225	(a)
Entercom Communications Corp.	1,218	9,062	(a)
Entravision Communications Corp.	1,593	5,082
Fisher Communications Inc.	390	15,304
LIN TV Corp.	1,514	16,639	(a)

Nexstar Broadcasting Group Inc.	586	10,548
Outdoor Channel Holdings Inc.	660	5,887
Saga Communications Inc.	219	10,131
Salem Communications Corp.	529	4,195
Scripps Networks Interactive Inc.	7,236	465,564
Sinclair Broadcast Group Inc.	2,424	49,062
		4,543,248

Building Products—0.1%
AAON Inc.	839	23,148
Ameresco Inc.	976	7,222	(a)
American Woodmark Corp.	489	16,641	(a)
AO Smith Corp.	1,802	132,573
Apogee Enterprises Inc.	1,368	39,604
Builders FirstSource Inc.	2,332	13,666	(a)
Fortune Brands Home & Security Inc.	7,493	280,463	(a)
Gibraltar Industries Inc.	1,432	26,134	(a)
Griffon Corp.	2,158	25,723
Insteel Industries Inc.	826	13,480
Lennox International Inc.	2,104	133,583
Masco Corp.	29,730	602,033
NCI Building Systems Inc.	927	16,102	(a)
Nortek Inc.	348	24,833	(a)
Patrick Industries Inc.	264	4,161	(a)
PGT Inc.	1,260	8,656	(a)
Quanex Building Products Corp.	1,796	28,916
Simpson Manufacturing Company Inc.	1,862	56,996
Swisher Hygiene Inc.	3,876	5,000	(a)
Trex Company Inc.	717	35,262	(a)
Universal Forest Products Inc.	898	35,749
USG Corp.	3,481	92,038	(a)
		1,621,983

Cable & Satellite—0.5%
AMC Networks Inc.	2,624	165,784	(a)
Cablevision Systems Corp.	17,965	268,756
Comcast Corp.	220,468	9,261,861
DIRECTV	47,920	2,712,751	(a)
Time Warner Cable Inc.	24,688	2,371,529
		14,780,681

Casinos & Gaming—0.1%
Ameristar Casinos Inc.	1,561	40,945
Bally Technologies Inc.	1,838	95,521	(a)
Boyd Gaming Corp.	2,650	21,916	(a)
Caesars Entertainment Corp.	1,797	28,500	(a)
Churchill Downs Inc.	577	40,413
International Game Technology	22,154	365,541
Isle of Capri Casinos Inc.	998	6,277	(a)
Monarch Casino & Resort Inc.	405	3,941	(a)
MTR Gaming Group Inc.	1,190	3,927	(a)
Multimedia Games Holding Company Inc.	1,275	26,609	(a)
Pinnacle Entertainment Inc.	2,768	40,468	(a)
Scientific Games Corp.	4,887	42,761	(a)
SHFL Entertainment Inc.	2,531	41,939	(a)
WMS Industries Inc.	4,899	123,504	(a)
Wynn Resorts Ltd.	6,700	838,572
		1,720,834

Catalog Retail—0.0%*
HSN Inc.	3,365	184,604

Coal & Consumable Fuels—0.1%
Alpha Natural Resources Inc.	9,829	80,696	(a)
Arch Coal Inc.	19,534	106,069
Ceres Inc.	460	1,601	(a)
Cloud Peak Energy Inc.	2,824	53,035	(a)
CONSOL Energy Inc.	18,964	638,139
Hallador Energy Co.	188	1,297
KiOR Inc.	1,212	5,636	(a)
Peabody Energy Corp.	22,344	472,576
Solazyme Inc.	1,711	13,363	(a)
Uranium Energy Corp.	4,254	9,359	(a)
Westmoreland Coal Co.	549	6,237	(a)
		1,388,008

Commercial Printing—0.0%*
Cenveo Inc.	2,794	6,007	(a)
Consolidated Graphics Inc.	354	13,841	(a)
Courier Corp.	418	6,023
Deluxe Corp.	4,761	197,106
Ennis Inc.	1,147	17,285
InnerWorkings Inc.	1,480	22,407	(a)
Multi-Color Corp.	580	14,958
Quad/Graphics Inc.	1,192	28,536
RR Donnelley & Sons Co.	8,322	100,280
		406,443

Commodity Chemicals—0.1%
Arabian American Development Co.	1,060	8,936	(a)
Axiall Corp.	3,053	189,774
Cabot Corp.	2,661	91,006
Calgon Carbon Corp.	2,584	46,770	(a)
Hawkins Inc.	385	15,381
Koppers Holdings Inc.	945	41,561
LyondellBasell Industries N.V.	31,762	2,010,217
Tredegar Corp.	1,136	33,444
		2,437,089

Communications Equipment—0.8%
ADTRAN Inc.	5,729	112,575
Anaren Inc.	572	11,091	(a)
Arris Group Inc.	5,224	89,696	(a)
Aruba Networks Inc.	5,182	128,203	(a)
Aviat Networks Inc.	2,985	10,059	(a)
Aware Inc.	565	2,616
Bel Fuse Inc.	494	7,711
Black Box Corp.	765	16,685
CalAmp Corp.	1,404	15,402	(a)
Calix Inc.	1,881	15,330	(a)
Ciena Corp.	9,355	149,773	(a)
Cisco Systems Inc.	445,346	9,312,185
Comtech Telecommunications Corp.	807	19,594
Digi International Inc.	1,109	9,903	(a)
Emulex Corp.	4,126	26,943	(a)
Extreme Networks	4,405	14,845	(a)
F5 Networks Inc.	6,581	586,235	(a)
Finisar Corp.	4,273	56,361	(a)
Globecomm Systems Inc.	1,024	12,298	(a)

Harmonic Inc.	5,429	31,434	(a)
Harris Corp.	9,454	438,098
Infinera Corp.	5,128	35,896	(a)
InterDigital Inc.	3,735	178,645
Ixia	1,961	42,436	(a)
JDS Uniphase Corp.	19,477	260,407	(a)
Juniper Networks Inc.	42,924	795,811	(a)
KVH Industries Inc.	705	9,567	(a)
Loral Space & Communications Inc.	499	30,878
Motorola Solutions Inc.	23,060	1,476,532
NETGEAR Inc.	1,757	58,877	(a)
Numerex Corp.	468	5,986	(a)
Oplink Communications Inc.	866	14,202	(a)
Parkervision Inc.	3,846	14,115	(a)
PC-Tel Inc.	792	5,623
Plantronics Inc.	3,843	169,822
Polycom Inc.	7,696	85,272	(a)
Procera Networks Inc.	904	10,749	(a)
Qualcomm Inc.	143,504	9,607,593
Riverbed Technology Inc.	7,172	106,935	(a)
Ruckus Wireless Inc.	412	8,652	(a)
ShoreTel Inc.	2,288	8,305	(a)
Sonus Networks Inc.	9,715	25,162	(a)
Symmetricom Inc.	1,858	8,435	(a)
Tellabs Inc.	33,228	69,446
Telular Corp.	770	7,746
Tessco Technologies Inc.	239	5,172
Ubiquiti Networks Inc.	558	7,656
ViaSat Inc.	1,712	82,929	(a)
		24,199,886

Computer & Electronics Retail—0.0%*
Best Buy Company Inc.	22,236	492,527
Conn’s Inc.	790	28,361	(a)
GameStop Corp.	10,089	282,189
hhgregg Inc.	760	8,398	(a)
RadioShack Corp.	4,983	16,743
Rent-A-Center Inc.	5,278	194,969
Systemax Inc.	471	4,663
		1,027,850

Computer Hardware—1.4%
3D Systems Corp.	3,414	110,067
Apple Inc.	78,432	34,716,356
Avid Technology Inc.	1,449	9,085	(a)
Cray Inc.	1,736	40,293	(a)
Dell Inc.	122,192	1,751,011
Diebold Inc.	2,869	86,988
Hewlett-Packard Co.	163,122	3,888,828
NCR Corp.	7,224	199,093	(a)
Silicon Graphics International Corp.	1,551	21,326	(a)
Super Micro Computer Inc.	1,410	15,919	(a)
		40,838,966

Computer Storage & Peripherals—0.3%
Datalink Corp.	673	8,130	(a)
Electronics for Imaging Inc.	2,114	53,611	(a)
EMC Corp.	175,796	4,199,766	(a)
Imation Corp.	1,463	5,589	(a)

Immersion Corp.	1,415	16,612	(a)
Intermec Inc.	2,878	28,291	(a)
Intevac Inc.	1,150	5,428	(a)
Lexmark International Inc.	2,879	76,006
NetApp Inc.	30,124	1,029,036	(a)
OCZ Technology Group Inc.	2,794	5,029	(a)
QLogic Corp.	7,453	86,455	(a)
Quantum Corp.	3,732	4,777	(a)
SanDisk Corp.	20,130	1,107,150	(a)
Seagate Technology PLC	26,693	975,896
STEC Inc.	1,783	7,881	(a)
Synaptics Inc.	1,569	63,843	(a)
Western Digital Corp.	18,052	907,655
		8,581,155

Construction & Engineering—0.1%
AECOM Technology Corp.	4,904	160,851	(a)
Aegion Corp.	1,844	42,689	(a)
Argan Inc.	510	7,604
Comfort Systems USA Inc.	1,875	26,419
Dycom Industries Inc.	1,613	31,760	(a)
EMCOR Group Inc.	3,126	132,511
Fluor Corp.	13,583	900,960
Furmanite Corp.	1,925	12,878	(a)
Granite Construction Inc.	3,613	115,038
Great Lakes Dredge & Dock Corp.	2,930	19,719
Jacobs Engineering Group Inc.	10,829	609,023	(a)
KBR Inc.	6,616	212,241
Layne Christensen Co.	931	19,905	(a)
MasTec Inc.	2,585	75,353	(a)
Michael Baker Corp.	412	10,094
MYR Group Inc.	981	24,093	(a)
Northwest Pipe Co.	407	11,388	(a)
Orion Marine Group Inc.	1,370	13,618	(a)
Pike Electric Corp.	901	12,821
Primoris Services Corp.	1,439	31,816
Quanta Services Inc.	17,746	507,181	(a)
Sterling Construction Co Inc.	843	9,180	(a)
Tutor Perini Corp.	1,700	32,810	(a)
URS Corp.	3,482	165,082
		3,185,034

Construction & Farm Machinery & Heavy Trucks—0.4%
Accuride Corp.	2,306	12,429	(a)
AGCO Corp.	4,297	223,960
Alamo Group Inc.	306	11,705
American Railcar Industries Inc.	465	21,734
Astec Industries Inc.	923	32,240
Cascade Corp.	423	27,487
Caterpillar Inc.	54,714	4,758,477
Commercial Vehicle Group Inc.	1,161	9,056	(a)
Cummins Inc.	14,716	1,704,260
Deere & Co.	32,497	2,794,092
Douglas Dynamics Inc.	1,031	14,248
Federal Signal Corp.	2,989	24,330	(a)
FreightCar America Inc.	547	11,936
Greenbrier Companies Inc.	1,114	25,299	(a)
Joy Global Inc.	8,815	524,669
Lindsay Corp.	587	51,762

Meritor Inc.	4,588	21,701	(a)
Miller Industries Inc.	362	5,810
Oshkosh Corp.	4,109	174,591
PACCAR Inc.	29,591	1,496,121
Sauer-Danfoss Inc.	270	15,776
Terex Corp.	5,048	173,752	(a)
Titan International Inc.	2,231	47,029
Trinity Industries Inc.	3,591	162,780
Twin Disc Inc.	430	10,784
Wabash National Corp.	3,221	32,725	(a)
Wabtec Corp.	2,117	216,167
		12,604,920

Construction Materials—0.0%*
Eagle Materials Inc.	2,281	151,983
Headwaters Inc.	3,011	32,820	(a)
Martin Marietta Materials Inc.	2,099	214,140
Texas Industries Inc.	1,072	67,654	(a)
United States Lime & Minerals Inc.	54	2,872	(a)
Vulcan Materials Co.	10,789	557,791
		1,027,260

Consumer Electronics—0.0%*
Garmin Ltd.	9,090	300,334
Harman International Industries Inc.	5,647	252,026
Skullcandy Inc.	747	3,944	(a)
Universal Electronics Inc.	662	15,392	(a)
Zagg Inc.	1,216	8,852	(a)
		580,548

Consumer Finance—0.4%
American Express Co.	80,277	5,415,486
Asset Acceptance Capital Corp.	899	6,059	(a)
Asta Funding Inc.	546	5,242
Capital One Financial Corp.	48,635	2,672,493
Cash America International Inc.	1,369	71,831
Credit Acceptance Corp.	363	44,337	(a)
DFC Global Corp.	2,057	34,228	(a)
Discover Financial Services	41,391	1,855,972
Encore Capital Group Inc.	1,052	31,665	(a)
Ezcorp Inc.	2,253	47,989	(a)
First Cash Financial Services Inc.	1,331	77,651	(a)
Green Dot Corp.	1,151	19,233	(a)
Nelnet Inc.	1,156	39,073
Netspend Holdings Inc.	1,411	22,421	(a)
Nicholas Financial Inc.	513	7,541
Portfolio Recovery Associates Inc.	795	100,901	(a)
Regional Management Corp.	253	5,111	(a)
SLM Corp.	37,895	776,090
World Acceptance Corp.	486	41,733	(a)
		11,275,056

Data Processing & Outsourced Services—0.8%
Alliance Data Systems Corp.	2,261	366,033	(a)
Automatic Data Processing Inc.	40,575	2,638,186
Broadridge Financial Solutions Inc.	5,418	134,583
Cardtronics Inc.	2,039	55,991	(a)
Cass Information Systems Inc.	446	18,750
Computer Sciences Corp.	12,734	626,895
Convergys Corp.	9,970	169,789

CoreLogic Inc.	4,547	117,585	(a)
CSG Systems International Inc.	1,535	32,527	(a)
DST Systems Inc.	1,355	96,571
Euronet Worldwide Inc.	2,326	61,267	(a)
ExlService Holdings Inc.	1,056	34,721	(a)
Fidelity National Information Services Inc.	24,496	970,532
First American Financial Corp.	10,096	258,155
Fiserv Inc.	11,112	975,967	(a)
Global Payments Inc.	3,454	171,526
Heartland Payment Systems Inc.	1,797	59,247
Higher One Holdings Inc.	1,531	13,611	(a)
Innodata Inc.	1,123	3,874	(a)
Jack Henry & Associates Inc.	3,751	173,334
Lender Processing Services Inc.	3,968	101,025
Mastercard Inc.	8,820	4,772,767
MAXIMUS Inc.	1,554	124,273
ModusLink Global Solutions Inc.	1,966	6,488	(a)
MoneyGram International Inc.	1,099	19,892	(a)
NeuStar Inc.	2,943	136,938	(a)
Paychex Inc.	26,931	944,470
PRGX Global Inc.	1,097	7,624	(a)
Sykes Enterprises Inc.	1,757	28,042	(a)
Syntel Inc.	699	47,196
TeleTech Holdings Inc.	1,008	21,380	(a)
The Western Union Co.	47,547	715,107
Total System Services Inc.	13,377	331,482
VeriFone Systems Inc.	4,832	99,926	(a)
Visa Inc.	43,076	7,316,028
WEX Inc.	3,529	277,027	(a)
		21,928,809

Department Stores—0.1%
JC Penney Company Inc.	11,864	179,265
Kohl’s Corp.	17,617	812,672
Macy’s Inc.	32,908	1,376,871
Nordstrom Inc.	12,475	688,994
Saks Inc.	8,155	93,537	(a)
The Bon-Ton Stores Inc.	645	8,385
		3,159,724

Distillers & Vintners—0.1%
Beam Inc.	13,410	852,071
Brown-Forman Corp.	12,618	900,925
Constellation Brands Inc.	12,840	611,698	(a)
		2,364,694

Distributors—0.1%
Core-Mark Holding Co Inc.	496	25,450
Genuine Parts Co.	12,915	1,007,370
LKQ Corp.	13,228	287,841
Pool Corp.	2,172	104,256
VOXX International Corp.	797	8,536	(a)
Weyco Group Inc.	182	4,461
		1,437,914

Diversified Capital Markets—0.0%*
HFF Inc.	1,560	31,091
JMP Group Inc.	860	5,943
		37,034

Diversified Chemicals—0.4%
Eastman Chemical Co.	12,906	901,742
EI du Pont de Nemours & Co.	78,039	3,836,397
FMC Corp.	11,439	652,366
LSB Industries Inc.	866	30,119	(a)
Olin Corp.	7,278	183,552
PPG Industries Inc.	11,964	1,602,458
The Dow Chemical Co.	100,599	3,203,072
		10,409,706

Diversified Financial Services—2.0%
Bank of America Corp.	903,745	11,007,614
Citigroup Inc.	253,807	11,228,422
Comerica Inc.	15,570	559,742
JPMorgan Chase & Co.	319,680	15,172,013
Ladenburg Thalmann Financial Services Inc.	3,013	5,002	(a)
U.S. Bancorp	155,650	5,281,205
Wells Fargo & Co.	409,422	15,144,520
		58,398,518

Diversified Metals & Mining—0.1%
AMCOL International Corp.	1,165	35,171
Compass Minerals International Inc.	1,477	116,535
Freeport-McMoRan Copper & Gold Inc.	79,334	2,625,955
General Moly Inc.	3,296	7,284	(a)
Globe Specialty Metals Inc.	2,848	39,644
Horsehead Holding Corp.	2,040	22,195	(a)
Materion Corp.	952	27,132
RTI International Metals Inc.	1,404	44,493	(a)
SunCoke Energy Inc.	3,223	52,632	(a)
U.S. Antimony Corp.	2,721	4,707	(a)
U.S. Silica Holdings Inc.	583	13,747
		2,989,495

Diversified Real Estate Activities—0.0%*
Alexander & Baldwin Inc.	1,997	71,393	(a)
Consolidated-Tomoka Land Co.	185	7,261
Tejon Ranch Co.	627	18,672	(a)
		97,326

Diversified REITs—0.1%
American Assets Trust Inc.	1,533	49,071
CapLease Inc.	3,064	19,518
Cousins Properties Inc.	4,458	47,656
Duke Realty Corp.	14,784	251,032
First Potomac Realty Trust	2,464	36,541
Gladstone Commercial Corp.	464	9,034
Gyrodyne Company of America Inc.	15	1,103
Investors Real Estate Trust	4,426	43,685
Lexington Realty Trust	6,516	76,889
Liberty Property Trust	5,874	233,492
One Liberty Properties Inc.	581	12,619
PS Business Parks Inc.	827	65,267
RAIT Financial Trust	2,604	20,754
Select Income REIT	537	14,204
Spirit Realty Capital Inc.	1,628	30,932
Vornado Realty Trust	14,102	1,179,491
Washington Real Estate Investment Trust	3,150	87,696
Whitestone REIT	647	9,796

Winthrop Realty Trust	1,382	17,386
		2,206,166

Diversified Support Services—0.1%
Cintas Corp.	8,839	390,065
Copart Inc.	4,662	159,813	(a)
EnerNOC Inc.	1,175	20,410	(a)
G&K Services Inc.	856	38,957
Healthcare Services Group Inc.	3,117	79,889
Intersections Inc.	448	4,216
Iron Mountain Inc.	13,887	504,237
McGrath RentCorp.	1,104	34,334
Mobile Mini Inc.	1,761	51,826	(a)
Performant Financial Corp.	470	5,772
Schawk Inc.	561	6,165
TMS International Corp.	535	7,062	(a)
UniFirst Corp.	639	57,829
Viad Corp.	952	26,332
		1,386,907

Drug Retail—0.3%
CVS Caremark Corp.	102,843	5,655,337
Rite Aid Corp.	30,283	57,538	(a)
Walgreen Co.	71,839	3,425,284
		9,138,159

Education Services—0.0%*
American Public Education Inc.	820	28,610	(a)
Apollo Group Inc.	8,329	144,841	(a)
Bridgepoint Education Inc.	854	8,736	(a)
Bright Horizons Family Solutions Inc.	146	4,955
Capella Education Co.	565	17,594	(a)
Career Education Corp.	2,617	6,202	(a)
Corinthian Colleges Inc.	3,738	7,850	(a)
DeVry Inc.	2,505	79,534
Education Management Corp.	1,465	5,377	(a)
Grand Canyon Education Inc.	1,824	46,311	(a)
K12 Inc.	1,243	29,969	(a)
Lincoln Educational Services Corp.	1,225	7,178
National American University Holdings Inc.	604	2,356
Strayer Education Inc.	1,082	52,347
Universal Technical Institute Inc.	1,025	12,946
		454,806

Electric Utilities—0.9%
ALLETE Inc.	1,752	85,883
American Electric Power Company Inc.	40,611	1,974,913
Cleco Corp.	5,472	257,349
Duke Energy Corp.	58,858	4,272,502
Edison International	27,125	1,364,930
El Paso Electric Co.	1,849	62,219
Entergy Corp.	14,955	945,754
Exelon Corp.	71,434	2,463,044
FirstEnergy Corp.	34,818	1,469,320
Great Plains Energy Inc.	6,644	154,074
Hawaiian Electric Industries Inc.	4,282	118,654
IDACORP Inc.	4,447	214,657
MGE Energy Inc.	1,043	57,824
NextEra Energy Inc.	35,406	2,750,338
Northeast Utilities	26,375	1,146,257

NV Energy Inc.	11,019	220,711
OGE Energy Corp.	4,337	303,503
Otter Tail Corp.	1,660	51,692
Pepco Holdings Inc.	19,104	408,826
Pinnacle West Capital Corp.	9,133	528,709
PNM Resources Inc.	7,462	173,790
Portland General Electric Co.	3,509	106,428
PPL Corp.	48,759	1,526,644
The Empire District Electric Co.	1,943	43,523
The Southern Co.	72,551	3,404,093
UIL Holdings Corp.	2,349	92,997
Unitil Corp.	533	14,993
UNS Energy Corp.	1,890	92,497
Westar Energy Inc.	5,645	187,301
Xcel Energy Inc.	40,942	1,215,977
		25,709,402

Electrical Components & Equipment—0.3%
Acuity Brands Inc.	3,936	272,962
American Superconductor Corp.	2,052	5,458	(a)
AMETEK Inc.	10,816	468,982
Belden Inc.	2,106	108,775
Brady Corp.	2,233	74,872
Coleman Cable Inc.	331	4,965
Eaton Corp PLC	39,351	2,410,249
Emerson Electric Co.	60,287	3,368,235
Encore Wire Corp.	716	25,074
EnerSys Inc.	2,218	101,096	(a)
Enphase Energy Inc.	543	3,367	(a)
Franklin Electric Company Inc.	2,124	71,303
FuelCell Energy Inc.	5,264	4,969	(a)
Generac Holdings Inc.	1,158	40,924
General Cable Corp.	2,235	81,868	(a)
Hubbell Inc.	2,344	227,626
II-VI Inc.	2,408	41,032	(a)
LSI Industries Inc.	890	6,212
Powell Industries Inc.	373	19,609	(a)
Preformed Line Products Co.	88	6,157
Regal-Beloit Corp.	2,002	163,283
Rockwell Automation Inc.	11,711	1,011,245
Roper Industries Inc.	8,272	1,053,108
Solarcity Corp.	265	5,003	(a)
Thermon Group Holdings Inc.	665	14,770	(a)
Vicor Corp.	939	4,667	(a)
		9,595,811

Electronic Components—0.1%
Aeroflex Holding Corp.	1,034	8,127	(a)
Amphenol Corp.	13,349	996,503
Audience Inc.	309	4,712
Corning Inc.	123,036	1,640,070
DTS Inc.	875	14,551	(a)
InvenSense Inc.	1,747	18,658	(a)
Littelfuse Inc.	993	67,375
Power-One Inc.	3,207	13,309	(a)
Rogers Corp.	742	35,334	(a)
Universal Display Corp.	1,852	54,430	(a)

Vishay Intertechnology Inc.	6,103	83,062	(a)
		2,936,131

Electronic Equipment & Instruments—0.0%*
Badger Meter Inc.	678	36,287
Checkpoint Systems Inc.	1,909	24,932	(a)
Cognex Corp.	1,976	83,288
Coherent Inc.	1,082	61,393
Daktronics Inc.	1,743	18,302
Electro Scientific Industries Inc.	1,081	11,945
FARO Technologies Inc.	782	33,931	(a)
FEI Co.	1,738	112,188
FLIR Systems Inc.	12,111	315,007
GSI Group Inc.	1,378	11,754	(a)
Itron Inc.	1,728	80,179	(a)
Mesa Laboratories Inc.	80	4,239
MTS Systems Corp.	731	42,508
National Instruments Corp.	4,206	137,747
Newport Corp.	1,769	29,931	(a)
OSI Systems Inc.	919	57,245	(a)
RealD Inc.	1,946	25,298	(a)
Rofin-Sinar Technologies Inc.	1,314	35,596	(a)
Vishay Precision Group Inc.	463	6,801	(a)
		1,128,571

Electronic Manufacturing Services—0.0%*
Benchmark Electronics Inc.	2,623	47,266	(a)
CTS Corp.	1,619	16,902
Echelon Corp.	2,031	4,956	(a)
Jabil Circuit Inc.	15,573	287,789
Kemet Corp.	2,225	13,906	(a)
Key Tronic Corp.	491	5,627	(a)
Maxwell Technologies Inc.	1,433	7,724	(a)
Measurement Specialties Inc.	691	27,481	(a)
Mercury Systems Inc.	1,508	11,114	(a)
Methode Electronics Inc.	1,758	22,643
Molex Inc.	11,503	336,808
Multi-Fineline Electronix Inc.	410	6,326	(a)
Neonode Inc.	1,169	6,745	(a)
Park Electrochemical Corp.	944	23,921
Plexus Corp.	1,628	39,577	(a)
Radisys Corp.	1,236	6,081	(a)
Sanmina Corp.	3,820	43,395	(a)
Trimble Navigation Ltd.	11,246	336,930
TTM Technologies Inc.	2,434	18,498	(a)
Viasystems Group Inc.	201	2,621	(a)
Zygo Corp.	736	10,900	(a)
		1,277,210

Environmental & Facilities Services—0.1%
ABM Industries Inc.	2,463	54,777
Acorn Energy Inc.	821	6,034
Casella Waste Systems Inc.	1,882	8,224	(a)
Ceco Environmental Corp.	332	4,293
Clean Harbors Inc.	2,312	134,304	(a)
EnergySolutions Inc.	3,895	14,606	(a)
Heritage-Crystal Clean Inc.	322	4,862	(a)
Metalico Inc.	2,182	3,535	(a)
Republic Services Inc.	24,898	821,634

Rollins Inc.	2,817	69,157
Standard Parking Corp.	649	13,434	(a)
Stericycle Inc.	7,151	759,293	(a)
Team Inc.	901	37,004	(a)
Tetra Tech Inc.	2,913	88,817	(a)
TRC Companies Inc.	815	5,257	(a)
US Ecology Inc.	865	22,966
Waste Connections Inc.	5,272	189,687
Waste Management Inc.	36,575	1,434,106
		3,671,990

Fertilizers & Agricultural Chemicals—0.3%
American Vanguard Corp.	1,287	39,305
CF Industries Holdings Inc.	5,283	1,005,725
Intrepid Potash Inc.	2,239	42,004
Monsanto Co.	44,755	4,727,471
The Mosaic Co.	23,196	1,382,714
The Scotts Miracle-Gro Co.	1,741	75,281
		7,272,500

Food Distributors—0.1%
Nash Finch Co.	518	10,142
Spartan Stores Inc.	943	16,550
Sysco Corp.	48,937	1,721,114
The Andersons Inc.	848	45,385
The Chefs’ Warehouse Inc.	510	9,420	(a)
United Natural Foods Inc.	4,420	217,464	(a)
		2,020,075

Food Retail—0.1%
Arden Group Inc.	48	4,852
Casey’s General Stores Inc.	1,764	102,841
Harris Teeter Supermarkets Inc.	3,654	156,063
Ingles Markets Inc.	503	10,804
Natural Grocers by Vitamin Cottage Inc.	329	7,419	(a)
Roundy’s Inc.	1,044	6,859
Safeway Inc.	19,948	525,630
SUPERVALU Inc.	19,814	99,863
Susser Holdings Corp.	515	26,322	(a)
The Kroger Co.	43,310	1,435,293
The Pantry Inc.	1,076	13,418	(a)
Village Super Market Inc.	385	12,971
Weis Markets Inc.	487	19,821
Whole Foods Market Inc.	14,364	1,246,077
		3,668,233

Footwear—0.1%
Crocs Inc.	4,179	61,933	(a)
Deckers Outdoor Corp.	1,538	85,651	(a)
K-Swiss Inc.	1,325	6,281	(a)
NIKE Inc.	60,579	3,574,767
RG Barry Corp.	290	3,883
Skechers U.S.A. Inc.	1,765	37,330	(a)
Steven Madden Ltd.	1,797	77,523	(a)
Wolverine World Wide Inc.	2,229	98,901
		3,946,269

Forest Products—0.0%*
Boise Cascade Co.	212	7,195	(a)
Deltic Timber Corp.	481	33,054

Louisiana-Pacific Corp.	12,723	274,817	(a)
		315,066

Gas Utilities—0.1%
AGL Resources Inc.	9,806	411,362
Atmos Energy Corp.	4,121	175,925
Chesapeake Utilities Corp.	423	20,748
Delta Natural Gas Co Inc.	312	6,820
National Fuel Gas Co.	3,675	225,461
New Jersey Resources Corp.	1,928	86,471
Northwest Natural Gas Co.	1,217	53,329
ONEOK Inc.	17,035	812,058
Piedmont Natural Gas Company Inc.	3,349	110,115
Questar Corp.	7,807	189,944
South Jersey Industries Inc.	1,397	77,659
Southwest Gas Corp.	2,123	100,758
The Laclede Group Inc.	1,018	43,469
UGI Corp.	5,127	196,826
WGL Holdings Inc.	4,526	199,597
		2,710,542

General Merchandise Stores—0.2%
Big Lots Inc.	2,583	91,102	(a)
Dollar General Corp.	25,254	1,277,347	(a)
Dollar Tree Inc.	18,916	916,102
Family Dollar Stores Inc.	7,974	470,865
Fred’s Inc.	1,595	21,820
Gordmans Stores Inc.	393	4,602	(a)
Target Corp.	54,359	3,720,874
Tuesday Morning Corp.	1,986	15,411	(a)
		6,518,123

Gold—0.1%
Gold Resource Corp.	1,642	21,395
Golden Star Resources Ltd.	7,451	11,922	(a)
Midway Gold Corp.	4,001	4,881	(a)
Newmont Mining Corp.	41,583	1,741,912
Royal Gold Inc.	2,895	205,632
Vista Gold Corp.	3,777	8,158	(a)
		1,993,900

Healthcare Distributors—0.2%
AmerisourceBergen Corp.	19,237	989,744
Cardinal Health Inc.	28,502	1,186,253
Chindex International Inc.	481	6,609	(a)
Henry Schein Inc.	3,871	358,261	(a)
McKesson Corp.	19,457	2,100,578
MWI Veterinary Supply Inc.	567	74,991	(a)
Owens & Minor Inc.	5,726	186,439
Patterson Companies Inc.	6,964	264,911
PharMerica Corp.	1,338	18,732	(a)
		5,186,518

Healthcare Equipment—1.0%
Abaxis Inc.	994	47,036
Abbott Laboratories	131,202	4,634,055
ABIOMED Inc.	1,613	30,115	(a)
Accuray Inc.	3,372	15,646	(a)
Analogic Corp.	560	44,251
AngioDynamics Inc.	1,076	12,299	(a)

ArthroCare Corp.	1,277	44,389	(a)
AtriCure Inc.	744	5,892	(a)
Baxter International Inc.	45,593	3,311,876
Becton Dickinson and Co.	16,207	1,549,551
Boston Scientific Corp.	112,988	882,436	(a)
Cantel Medical Corp.	982	29,519
Cardiovascular Systems Inc.	789	16,159	(a)
CareFusion Corp.	18,475	646,440	(a)
Conceptus Inc.	1,438	34,728	(a)
CONMED Corp.	1,259	42,882
Covidien PLC	39,411	2,673,642
CR Bard Inc.	6,373	642,271
CryoLife Inc.	1,284	7,717
Cyberonics Inc.	1,265	59,215	(a)
Cynosure Inc.	588	15,388	(a)
DexCom Inc.	3,179	53,153	(a)
Edwards Lifesciences Corp.	9,494	780,027	(a)
EnteroMedics Inc.	1,603	1,603	(a)
Exactech Inc.	337	6,973	(a)
Globus Medical Inc.	490	7,193
Greatbatch Inc.	1,045	31,214	(a)
Hansen Medical Inc.	2,834	5,696	(a)
HeartWare International Inc.	636	56,241	(a)
Hill-Rom Holdings Inc.	2,693	94,847
Hologic Inc.	11,976	270,658	(a)
IDEXX Laboratories Inc.	2,414	223,029	(a)
Insulet Corp.	2,204	56,995	(a)
Integra LifeSciences Holdings Corp.	882	34,407	(a)
Intuitive Surgical Inc.	3,353	1,646,960	(a)
Invacare Corp.	1,456	19,001
MAKO Surgical Corp.	1,884	21,007	(a)
Masimo Corp.	4,520	88,682
Medtronic Inc.	84,476	3,966,993
Natus Medical Inc.	1,335	17,942	(a)
Navidea Biopharmaceuticals Inc.	4,620	12,520	(a)
NuVasive Inc.	2,026	43,174	(a)
NxStage Medical Inc.	2,437	27,489	(a)
Orthofix International N.V.	844	30,274	(a)
Palomar Medical Technologies Inc.	896	12,087	(a)
PhotoMedex Inc.	544	8,753	(a)
ResMed Inc.	6,460	299,486
Rockwell Medical Technologies Inc.	983	3,893	(a)
Solta Medical Inc.	3,403	7,487	(a)
St Jude Medical Inc.	23,555	952,564
STERIS Corp.	5,270	219,284
Stryker Corp.	24,206	1,579,199
SurModics Inc.	597	16,268	(a)
Symmetry Medical Inc.	1,705	19,522	(a)
Teleflex Inc.	1,817	153,555
Thoratec Corp.	2,633	98,737	(a)
Tornier N.V.	750	14,137	(a)
Varian Medical Systems Inc.	9,108	655,776	(a)
Volcano Corp.	2,449	54,515	(a)
Wright Medical Group Inc.	1,799	42,834	(a)
Zeltiq Aesthetics Inc.	945	3,610	(a)
Zimmer Holdings Inc.	14,153	1,064,589
		27,447,881

Healthcare Facilities—0.1%
Acadia Healthcare Company Inc.	1,262	37,090	(a)
Amsurg Corp.	1,427	48,004	(a)
Assisted Living Concepts Inc.	992	11,795
Capital Senior Living Corp.	1,323	34,967
Community Health Systems Inc.	4,187	198,422
Emeritus Corp.	1,444	40,129	(a)
Five Star Quality Care Inc.	789	5,278	(a)
Hanger Inc.	1,555	49,029	(a)
Health Management Associates Inc.	11,628	149,652	(a)
HealthSouth Corp.	4,392	115,817	(a)
Kindred Healthcare Inc.	2,443	25,725	(a)
LifePoint Hospitals Inc.	2,144	103,898	(a)
National Healthcare Corp.	461	21,077
Select Medical Holdings Corp.	1,651	14,859
Skilled Healthcare Group Inc.	923	6,064	(a)
Tenet Healthcare Corp.	8,634	410,806
The Ensign Group Inc.	780	26,052
U.S. Physical Therapy Inc.	523	14,043
Universal Health Services Inc.	3,935	251,328
Vanguard Health Systems Inc.	1,492	22,186	(a)
VCA Antech Inc.	3,752	88,134	(a)
		1,674,355

Healthcare Services—0.2%
Accretive Health Inc.	2,646	26,883	(a)
Air Methods Corp.	1,777	85,722
Almost Family Inc.	357	7,294
Amedisys Inc.	1,415	15,735	(a)
AMN Healthcare Services Inc.	2,075	32,847	(a)
Bio-Reference Labs Inc.	1,136	29,513	(a)
BioScrip Inc.	2,056	26,132	(a)
Chemed Corp.	872	69,743
Corvel Corp.	273	13,511	(a)
Cross Country Healthcare Inc.	1,256	6,669	(a)
DaVita HealthCare Partners Inc.	7,065	837,838	(a)
ExamWorks Group Inc.	1,366	23,659	(a)
Express Scripts Holding Co.	68,367	3,941,358	(a)
Gentiva Health Services Inc.	1,440	15,581	(a)
Healthways Inc.	1,572	19,257	(a)
IPC The Hospitalist Company Inc.	760	33,805	(a)
Laboratory Corporation of America Holdings	7,764	700,313	(a)
Landauer Inc.	427	24,074
LHC Group Inc.	672	14,441	(a)
MEDNAX Inc.	2,161	193,690	(a)
National Research Corp.	91	5,282
Omnicare Inc.	4,660	189,755
PDI Inc.	464	2,738	(a)
Quest Diagnostics Inc.	13,235	747,116
Team Health Holdings Inc.	1,307	47,549	(a)
The Providence Service Corp.	625	11,556	(a)
		7,122,061

Healthcare Supplies—0.1%
Align Technology Inc.	3,346	112,124	(a)
Anika Therapeutics Inc.	596	8,654	(a)
Antares Pharma Inc.	5,026	17,993	(a)
Atrion Corp.	61	11,711

Cerus Corp.	2,751	12,159	(a)
DENTSPLY International Inc.	12,050	511,161
Derma Sciences Inc.	524	6,330	(a)
Endologix Inc.	2,565	41,425	(a)
Haemonetics Corp.	2,301	95,860
ICU Medical Inc.	550	32,423	(a)
Meridian Bioscience Inc.	1,902	43,404
Merit Medical Systems Inc.	1,886	23,122	(a)
Neogen Corp.	1,059	52,495	(a)
OraSure Technologies Inc.	2,591	13,991	(a)
Quidel Corp.	1,274	30,257	(a)
Rochester Medical Corp.	475	6,945	(a)
RTI Biologics Inc.	2,636	10,386	(a)
Spectranetics Corp.	1,611	29,852	(a)
Staar Surgical Co.	1,828	10,292	(a)
The Cooper Companies Inc.	2,162	233,237
Utah Medical Products Inc.	82	3,999
Vascular Solutions Inc.	716	11,614	(a)
West Pharmaceutical Services Inc.	1,548	100,527
		1,419,961

Healthcare Technology—0.1%
Allscripts Healthcare Solutions Inc.	7,593	103,189
athenahealth Inc.	1,652	160,310	(a)
Cerner Corp.	12,249	1,160,593	(a)
Computer Programs & Systems Inc.	487	26,352
Greenway Medical Technologies	377	5,994	(a)
HealthStream Inc.	890	20,417	(a)
HMS Holdings Corp.	7,807	211,960	(a)
MedAssets Inc.	2,673	51,455	(a)
Medidata Solutions Inc.	1,012	58,676	(a)
Merge Healthcare Inc.	2,971	8,586	(a)
Omnicell Inc.	1,529	28,868	(a)
Quality Systems Inc.	1,870	34,184
Vocera Communications Inc.	336	7,728	(a)
		1,878,312
Heavy Electrical Equipment—0.0%*
AZZ Inc.	1,169	56,346
Capstone Turbine Corp.	5,264	4,738	(a)
Global Power Equipment Group Inc.	790	13,920
		75,004

Home Building—0.1%
Beazer Homes USA Inc.	1,218	19,293
Cavco Industries Inc.	319	15,175	(a)
DR Horton Inc.	23,248	564,926
Hovnanian Enterprises Inc.	4,811	27,759	(a)
Lennar Corp.	13,911	577,028
M/I Homes Inc.	1,052	25,721	(a)
MDC Holdings Inc.	3,869	141,798
Meritage Homes Corp.	1,460	68,416	(a)
NVR Inc.	208	224,663	(a)
PulteGroup Inc.	28,303	572,853	(a)
Standard Pacific Corp.	5,630	48,643	(a)
The Ryland Group Inc.	2,113	87,943
Toll Brothers Inc.	6,949	237,934	(a)
TRI Pointe Homes Inc.	244	4,917	(a)
		2,617,069

Home Entertainment Software—0.0%*
Electronic Arts Inc.	24,884	440,447	(a)
Glu Mobile Inc.	2,887	8,603	(a)
Rosetta Stone Inc.	489	7,521	(a)
Take-Two Interactive Software Inc.	3,640	58,786	(a)
		515,357

Home Furnishing Retail—0.1%
Aaron’s Inc.	3,099	88,879
Bed Bath & Beyond Inc.	18,897	1,217,345	(a)
Haverty Furniture Companies Inc.	870	17,887
Kirkland’s Inc.	636	7,289	(a)
Mattress Firm Holding Corp.	531	18,341	(a)
Pier 1 Imports Inc.	4,512	103,776
Restoration Hardware Holdings Inc.	259	9,065	(a)
Select Comfort Corp.	2,640	52,193	(a)
Williams-Sonoma Inc.	3,881	199,949
		1,714,724

Home Furnishings—0.0%*
Bassett Furniture Industries Inc.	529	8,443
Ethan Allen Interiors Inc.	1,142	37,595
Flexsteel Industries Inc.	169	4,181
Hooker Furniture Corp.	463	7,380
La-Z-Boy Inc.	2,426	45,779
Leggett & Platt Inc.	12,073	407,826
Mohawk Industries Inc.	2,626	297,053	(a)
Tempur-Pedic International Inc.	2,669	132,462	(a)
		940,719

Home Improvement Retail—0.4%
Lowe’s Companies Inc.	92,724	3,516,094
Lumber Liquidators Holdings Inc.	1,274	89,460	(a)
Orchard Supply Hardware Stores Corp.	135	535	(a)
The Home Depot Inc.	124,883	8,714,336
		12,320,425

Hotels, Resorts & Cruise Lines—0.1%
Bluegreen Corp.	804	7,911	(a)
Carnival Corp.	37,120	1,273,216
Interval Leisure Group Inc.	1,791	38,936
Marcus Corp.	919	11,478
Marriott International Inc.	20,240	854,735
Marriott Vacations Worldwide Corp.	1,228	52,693	(a)
Morgans Hotel Group Co.	1,116	6,607	(a)
Orient-Express Hotels Ltd.	4,511	44,478	(a)
Red Lion Hotels Corp.	586	4,166	(a)
Starwood Hotels & Resorts Worldwide Inc.	16,155	1,029,558
Wyndham Worldwide Corp.	11,422	736,491
		4,060,269

Household Appliances—0.0%*
Helen of Troy Ltd.	1,434	55,008	(a)
iRobot Corp.	1,276	32,742	(a)
NACCO Industries Inc.	262	13,980
Whirlpool Corp.	6,567	777,927
		879,657

Household Products—0.9%
Central Garden and Pet Co.	1,814	14,911	(a)

Church & Dwight Company Inc.	6,168	398,638
Colgate-Palmolive Co.	36,724	4,334,534
Energizer Holdings Inc.	2,725	271,764
Harbinger Group Inc.	2,034	16,801	(a)
Kimberly-Clark Corp.	32,381	3,172,690
Oil-Dri Corp of America	199	5,419
Orchids Paper Products Co.	206	4,806
Spectrum Brands Holdings Inc.	1,071	60,608
The Clorox Co.	10,981	972,148
The Procter & Gamble Co.	228,154	17,581,547
WD-40 Co.	696	38,120
		26,871,986

Housewares & Specialties—0.0%*
American Greetings Corp.	1,485	23,908
Blyth Inc.	555	9,635
CSS Industries Inc.	362	9,401
Jarden Corp.	5,007	214,550	(a)
Libbey Inc.	961	18,576	(a)
Lifetime Brands Inc.	415	4,735
Newell Rubbermaid Inc.	23,944	624,938
Tupperware Brands Corp.	2,455	200,672
		1,106,415

Human Resource & Employment Services—0.0%*
Barrett Business Services Inc.	326	17,167
CDI Corp.	625	10,750
GP Strategies Corp.	648	15,461	(a)
Heidrick & Struggles International Inc.	862	12,887
Hudson Global Inc.	1,557	6,135	(a)
Insperity Inc.	1,042	29,562
Kelly Services Inc.	1,199	22,397
Kforce Inc.	1,341	21,952
Korn/Ferry International	2,203	39,346	(a)
Manpower Inc.	3,495	198,236
On Assignment Inc.	1,996	50,519	(a)
Robert Half International Inc.	11,717	439,739
Towers Watson & Co.	2,472	171,359
TrueBlue Inc.	1,874	39,616	(a)
WageWorks Inc.	318	7,960	(a)
		1,083,086

Hypermarkets & Super Centers—0.5%
Costco Wholesale Corp.	36,388	3,861,131
Pricesmart Inc.	834	64,910
Wal-Mart Stores Inc.	139,703	10,453,975
		14,380,016

Independent Power Producers & Energy Traders—0.1%
AES Corp.	51,408	646,199
American DG Energy Inc.	1,256	2,638	(a)
Atlantic Power Corp.	5,334	26,297
Genie Energy Ltd.	802	7,427
NRG Energy Inc.	26,831	710,753
Ormat Technologies Inc.	849	17,532
		1,410,846

Industrial Conglomerates—1.0%
3M Co.	52,997	5,634,111
Carlisle Companies Inc.	2,778	188,321

Danaher Corp.	48,442	3,010,670
General Electric Co.	868,501	20,079,743	(l)
Raven Industries Inc.	1,647	55,356
Seaboard Corp.	13	36,400
		29,004,601

Industrial Gases—0.2%
Air Products & Chemicals Inc.	17,348	1,511,358
Airgas Inc.	5,713	566,501
Praxair Inc.	24,737	2,759,165
		4,837,024

Industrial Machinery—0.5%
Actuant Corp.	3,357	102,791
Albany International Corp.	1,262	36,472
Altra Holdings Inc.	1,255	34,161
Ampco-Pittsburgh Corp.	386	7,299
Barnes Group Inc.	2,510	72,614
Blount International Inc.	2,261	30,252	(a)
Briggs & Stratton Corp.	2,271	56,321
Chart Industries Inc.	1,159	92,732	(a)
CIRCOR International Inc.	797	33,873
CLARCOR Inc.	4,413	231,153
Columbus McKinnon Corp.	880	16,940	(a)
Crane Co.	2,110	117,865
Donaldson Company Inc.	5,864	212,218
Dover Corp.	14,598	1,063,902
Dynamic Materials Corp.	643	11,188
Energy Recovery Inc.	2,110	7,807	(a)
EnPro Industries Inc.	932	47,690	(a)
ESCO Technologies Inc.	1,224	50,013
Flow International Corp.	2,323	9,083	(a)
Flowserve Corp.	4,024	674,865
Gardner Denver Inc.	2,183	163,965
Graco Inc.	2,692	156,217
Graham Corp.	470	11,628
Hardinge Inc.	535	7,292
Harsco Corp.	3,670	90,906
Hurco Companies Inc.	266	7,243	(a)
Hyster-Yale Materials Handling Inc.	502	28,659
IDEX Corp.	3,648	194,876
Illinois Tool Works Inc.	34,698	2,114,496
Ingersoll-Rand PLC	23,030	1,266,880
ITT Corp.	4,213	119,776
John Bean Technologies Corp.	1,337	27,743
Kadant Inc.	527	13,175	(a)
Kaydon Corp.	1,478	37,807
Kennametal Inc.	3,533	137,928
LB Foster Co.	415	18,380
Lincoln Electric Holdings Inc.	3,674	199,057
Lydall Inc.	781	11,988	(a)
Met-Pro Corp.	682	7,045
Middleby Corp.	856	130,240	(a)
Mueller Industries Inc.	902	48,068
Mueller Water Products Inc.	7,477	44,339
NN Inc.	827	7,823	(a)
Nordson Corp.	2,527	166,656
Omega Flex Inc.	130	2,235

Pall Corp.	9,249	632,354
Parker Hannifin Corp.	12,420	1,137,424
Pentair Ltd.	17,229	908,830
PMFG Inc.	1,033	6,374	(a)
Proto Labs Inc.	240	11,784	(a)
RBC Bearings Inc.	997	50,408	(a)
Rexnord Corp.	1,348	28,618	(a)
Snap-on Inc.	4,848	400,930
SPX Corp.	2,097	165,579
Standex International Corp.	582	32,138
Stanley Black & Decker Inc.	13,344	1,080,464
Sun Hydraulics Corp.	971	31,567
Tennant Co.	882	42,830
The Eastern Co.	275	4,824
The ExOne Co.	159	5,327	(a)
The Gorman-Rupp Co.	685	20,584
Timken Co.	3,566	201,764
Trimas Corp.	1,504	48,835	(a)
Valmont Industries Inc.	1,036	162,932
Watts Water Technologies Inc.	1,301	62,435
Woodward Inc.	5,807	230,887
Xylem Inc.	15,468	426,298
		13,616,847

Industrial REITs—0.1%
DCT Industrial Trust Inc.	11,997	88,778
EastGroup Properties Inc.	1,330	77,406
First Industrial Realty Trust Inc.	4,673	80,048
Monmouth Real Estate Investment Corp.	1,901	21,196
Prologis Inc.	38,662	1,545,707
STAG Industrial Inc.	1,523	32,394
Terreno Realty Corp.	405	7,282
		1,852,811

Insurance Brokers—0.1%
Aon PLC	26,033	1,601,029
Arthur J Gallagher & Co.	5,600	231,336
Brown & Brown Inc.	5,275	169,011
Crawford & Co.	1,386	10,520
eHealth Inc.	930	16,628	(a)
Marsh & McLennan Companies Inc.	45,809	1,739,368
National Financial Partners Corp.	1,928	43,245	(a)
		3,811,137

Integrated Oil & Gas—2.1%
Chevron Corp.	162,262	19,279,971
Exxon Mobil Corp.	374,219	33,720,874
Hess Corp.	24,882	1,781,800
Murphy Oil Corp.	15,138	964,745
Occidental Petroleum Corp.	67,285	5,273,125
		61,020,515

Integrated Telecommunication Services—1.1%
AT&T Inc.	458,682	16,829,043
Atlantic Tele-Network Inc.	496	24,061
Cbeyond Inc.	1,428	10,610	(a)
CenturyLink Inc.	52,278	1,836,526
Cincinnati Bell Inc.	9,050	29,503	(a)
Consolidated Communications Holdings Inc.	2,056	36,083

Fairpoint Communications Inc.	1,146	8,561	(a)
Frontier Communications Corp.	83,124	330,834
General Communication Inc.	1,875	17,194	(a)
Hawaiian Telcom Holdco Inc.	523	12,066	(a)
HickoryTech Corp.	768	7,795
IDT Corp.	922	11,119
Primus Telecommunications Group Inc.	480	5,304
Verizon Communications Inc.	238,732	11,733,678
Windstream Corp.	48,964	389,264
		31,281,641

Internet Retail—0.4%
1-800-Flowers.com Inc.	1,180	5,865	(a)
Amazon.com Inc.	30,373	8,094,101	(a)
Blue Nile Inc.	568	19,568	(a)
CafePress Inc.	237	1,424	(a)
Expedia Inc.	7,748	464,957
Geeknet Inc.	168	2,481	(a)
Kayak Software Corp.	160	6,394	(a)
Netflix Inc.	4,679	886,249
Nutrisystem Inc.	1,337	11,338
Orbitz Worldwide Inc.	1,332	7,606	(a)
Overstock.com Inc.	558	6,875	(a)
PetMed Express Inc.	911	12,221
priceline.com Inc.	4,166	2,865,916	(a)
Shutterfly Inc.	1,650	72,881	(a)
TripAdvisor Inc.	9,125	479,245	(a)
U.S. Auto Parts Network Inc.	796	955	(a)
Vitacost.com Inc.	979	7,078	(a)
		12,945,154

Internet Software & Services—1.0%
Akamai Technologies Inc.	14,775	521,410	(a)
Angie’s List Inc.	1,693	33,454	(a)
Bankrate Inc.	2,194	26,196	(a)
Bazaarvoice Inc.	500	3,660	(a)
Blucora Inc.	1,842	28,514	(a)
Brightcove Inc.	309	1,919	(a)
Carbonite Inc.	511	5,595	(a)
comScore Inc.	1,623	27,234	(a)
Constant Contact Inc.	1,439	18,678	(a)
Cornerstone OnDemand Inc.	1,545	52,685	(a)
CoStar Group Inc.	1,288	140,984	(a)
Dealertrack Technologies Inc.	1,938	56,938	(a)
Demand Media Inc.	1,391	12,004	(a)
Demandware Inc.	301	7,630	(a)
Dice Holdings Inc.	1,992	20,179	(a)
Digital River Inc.	1,661	23,487	(a)
E2open Inc.	222	4,427
EarthLink Inc.	4,779	25,902
eBay Inc.	97,463	5,284,444	(a)
Envestnet Inc.	971	17,002	(a)
Equinix Inc.	2,192	474,152	(a)
ExactTarget Inc.	463	10,774	(a)
Google Inc.	22,303	17,709,251	(a)
Guidewire Software Inc.	942	36,210	(a)
Internap Network Services Corp.	2,437	22,786	(a)
IntraLinks Holdings Inc.	1,734	11,028	(a)

Ipass Inc.	2,536	5,021	(a)
j2 Global Inc.	2,096	82,184
Keynote Systems Inc.	718	10,023
Limelight Networks Inc.	2,946	6,069	(a)
Liquidity Services Inc.	1,085	32,344	(a)
LivePerson Inc.	2,539	34,480	(a)
LogMeIn Inc.	1,029	19,777	(a,p)
Marchex Inc.	1,121	4,719
Market Leader Inc.	1,039	9,309	(a)
MeetMe Inc.	1,081	2,465	(a)
Millennial Media Inc.	548	3,480	(a)
Monster Worldwide Inc.	10,888	55,202	(a)
Move Inc.	1,771	21,163	(a)
NIC Inc.	2,985	57,193
OpenTable Inc.	1,036	65,247	(a)
Perficient Inc.	1,445	16,849	(a)
QuinStreet Inc.	1,487	8,877	(a)
Rackspace Hosting Inc.	5,080	256,438	(a)
RealNetworks Inc.	992	7,648	(a)
Responsys Inc.	1,702	15,063	(a)
Saba Software Inc.	1,391	11,058	(a)
SciQuest Inc.	778	18,703	(a)
Spark Networks Inc.	539	3,795	(a)
SPS Commerce Inc.	550	23,468	(a)
Stamps.com Inc.	614	15,332	(a)
support.com Inc.	2,323	9,710	(a)
Synacor Inc.	376	1,124	(a)
TechTarget Inc.	776	3,795	(a)
The Active Network Inc.	1,858	7,785	(a)
Travelzoo Inc.	344	7,351	(a)
Trulia Inc.	327	10,261
United Online Inc.	4,199	25,320
Unwired Planet Inc.	1,866	4,143	(a)
ValueClick Inc.	7,398	218,611	(a)
VeriSign Inc.	12,710	600,929	(a)
VistaPrint N.V.	1,574	60,851	(a)
Vocus Inc.	965	13,655	(a)
Web.com Group Inc.	1,615	27,584	(a)
WebMD Health Corp.	2,370	57,638	(a)
XO Group Inc.	1,158	11,580	(a)
Xoom Corp.	218	4,979
Yahoo! Inc.	80,971	1,905,248	(a)
Yelp Inc.	402	9,531	(a)
Zix Corp.	2,687	9,619	(a)
		28,352,164

Investment Banking & Brokerage—0.4%
BGC Partners Inc.	4,906	20,409
Cowen Group Inc.	4,247	11,977	(a)
Duff & Phelps Corp.	1,558	24,165
E*TRADE Financial Corp.	21,434	229,558	(a)
Evercore Partners Inc.	1,356	56,410
FBR & Co.	478	9,049
FXCM Inc.	1,099	15,034
GFI Group Inc.	3,623	12,101
Greenhill & Company Inc.	2,562	136,759
INTL. FCStone Inc.	605	10,533	(a)

Investment Technology Group Inc.	1,851	20,435	(a)
Knight Capital Group Inc.	8,543	31,780	(a)
Morgan Stanley	114,617	2,519,282
Oppenheimer Holdings Inc.	481	9,365
Piper Jaffray Co.	718	24,627	(a)
Raymond James Financial Inc.	4,964	228,840
Stifel Financial Corp.	2,847	98,705	(a)
SWS Group Inc.	1,449	8,766	(a)
The Charles Schwab Corp.	91,859	1,624,986
The Goldman Sachs Group Inc.	36,551	5,378,480
		10,471,261

IT Consulting & Other Services—0.9%
Accenture PLC	53,819	4,088,629
Acxiom Corp.	6,939	141,555	(a)
CACI International Inc.	1,032	59,722	(a)
CIBER Inc.	3,398	15,971	(a)
Cognizant Technology Solutions Corp.	25,209	1,931,261	(a)
Computer Task Group Inc.	692	14,802
EPAM Systems Inc.	229	5,320	(a)
Forrester Research Inc.	613	19,401
Gartner Inc.	4,174	227,107	(a)
iGATE Corp.	1,460	27,463	(a)
International Business Machines Corp.	87,503	18,664,390
Lionbridge Technologies Inc.	2,652	10,263	(a)
ManTech International Corp.	1,972	52,988
Mattersight Corp.	530	2,274	(a)
SAIC Inc.	23,624	320,105
Sapient Corp.	5,710	69,605	(a)
ServiceSource International Inc.	2,390	16,897	(a)
Teradata Corp.	13,858	810,832	(a)
The Hackett Group Inc.	1,197	5,470
Unisys Corp.	2,069	47,070	(a)
Virtusa Corp.	837	19,887	(a)
		26,551,012

Leisure Facilities—0.0%*
International Speedway Corp.	2,282	74,576
Life Time Fitness Inc.	3,758	160,767	(a)
Premier Exhibitions Inc.	1,256	3,341	(a)
Six Flags Entertainment Corp.	1,608	116,548
Speedway Motorsports Inc.	512	9,211
Town Sports International Holdings Inc.	1,073	10,151
Vail Resorts Inc.	1,663	103,638
		478,232

Leisure Products—0.1%
Arctic Cat Inc.	592	25,870	(a)
Black Diamond Inc.	836	7,616	(a)
Brunswick Corp.	3,726	127,504
Callaway Golf Co.	3,022	20,006
Hasbro Inc.	9,627	423,010
JAKKS Pacific Inc.	971	10,186
Johnson Outdoors Inc.	212	5,054	(a)
LeapFrog Enterprises Inc.	2,417	20,690	(a)
Marine Products Corp.	446	3,283
Mattel Inc.	28,808	1,261,502
Polaris Industries Inc.	2,902	268,406
Smith & Wesson Holding Corp.	3,075	27,675	(a)

Steinway Musical Instruments Inc.	263	6,317	(a)
Sturm Ruger & Company Inc.	895	45,403
		2,252,522

Life & Health Insurance—0.4%
Aflac Inc.	39,038	2,030,757
American Equity Investment Life Holding Co.	3,026	45,057
Citizens Inc.	2,082	17,468	(a)
CNO Financial Group Inc.	9,539	109,222
FBL Financial Group Inc.	550	21,373
Independence Holding Co.	562	5,721
Kansas City Life Insurance Co.	259	10,135
Lincoln National Corp.	22,592	736,725
MetLife Inc.	91,345	3,472,937
National Western Life Insurance Co.	107	18,832
Primerica Inc.	4,242	139,052
Principal Financial Group Inc.	22,976	781,873
Protective Life Corp.	3,652	130,742
Prudential Financial Inc.	38,842	2,291,290
StanCorp Financial Group Inc.	1,953	83,510
Symetra Financial Corp.	3,924	52,621
The Phoenix Companies Inc.	316	9,723
Torchmark Corp.	7,903	472,599
Unum Group	22,534	636,586
		11,066,223

Life Sciences Tools & Services—0.2%
Affymetrix Inc.	3,441	16,242	(a)
Agilent Technologies Inc.	29,009	1,217,508
Bio-Rad Laboratories Inc.	855	107,730	(a)
Cambrex Corp.	1,409	18,021	(a)
Charles River Laboratories International Inc.	2,232	98,811	(a)
Covance Inc.	2,404	178,665	(a)
Fluidigm Corp.	1,099	20,342	(a)
Furiex Pharmaceuticals Inc.	318	11,919	(a)
Harvard Bioscience Inc.	1,121	6,334	(a)
Life Technologies Corp.	14,324	925,760	(a)
Luminex Corp.	1,917	31,669	(a)
Mettler-Toledo International Inc.	1,353	288,487	(a)
Pacific Biosciences of California Inc.	1,998	4,975	(a)
PAREXEL International Corp.	2,754	108,811	(a)
PerkinElmer Inc.	9,556	321,464
Sequenom Inc.	5,457	22,647	(a)
Techne Corp.	1,490	101,096
Thermo Fisher Scientific Inc.	29,860	2,283,991
Waters Corp.	7,132	669,766	(a)
		6,434,238

Managed Healthcare—0.4%
Aetna Inc.	27,407	1,401,046
Centene Corp.	2,388	105,168	(a)
Cigna Corp.	23,964	1,494,635
Coventry Healthcare Inc.	11,198	526,642
Health Net Inc.	3,558	101,830	(a)
Humana Inc.	13,173	910,386
Magellan Health Services Inc.	1,238	58,892	(a)
Molina Healthcare Inc.	1,400	43,218	(a)
UnitedHealth Group Inc.	85,608	4,897,634
Universal American Corp.	1,794	14,944

WellCare Health Plans Inc.	3,553	205,931	(a)
WellPoint Inc.	25,436	1,684,626
		11,444,952

Marine—0.0%*
Genco Shipping & Trading Ltd.	1,608	4,631	(a)
International Shipholding Corp.	162	2,948
Kirby Corp.	2,448	188,006	(a)
Matson Inc.	1,970	48,462
Rand Logistics Inc.	734	4,496	(a)
		248,543

Metal & Glass Containers—0.1%
AEP Industries Inc.	178	12,782	(a)
Aptargroup Inc.	2,861	164,078
Ball Corp.	12,495	594,512
Berry Plastics Group Inc.	1,386	26,403
Greif Inc.	1,338	71,744
Myers Industries Inc.	1,555	21,708
Owens-Illinois Inc.	13,698	365,052	(a)
Silgan Holdings Inc.	2,010	94,973
		1,351,252

Mortgage REITs—0.1%
AG Mortgage Investment Trust Inc.	1,038	26,438
American Capital Mortgage Investment Corp.	2,406	62,195
Anworth Mortgage Asset Corp.	6,787	42,962
Apollo Commercial Real Estate Finance Inc.	1,103	19,402
Apollo Residential Mortgage Inc.	1,198	26,703
Ares Commercial Real Estate Corp.	342	5,787
ARMOUR Residential REIT Inc.	16,662	108,803
Capstead Mortgage Corp.	4,760	61,023
Colony Financial Inc.	2,652	58,874
CreXus Investment Corp.	3,203	41,703
CYS Investments Inc.	8,249	96,843
Gramercy Capital Corp.	2,686	13,994	(a)
Invesco Mortgage Capital Inc.	5,746	122,907
iStar Financial Inc.	4,073	44,355	(a)
JAVELIN Mortgage Investment Corp.	352	6,917
New York Mortgage Trust Inc.	2,660	20,056
NorthStar Realty Finance Corp.	8,451	80,115
PennyMac Mortgage Investment Trust	2,703	69,981
Redwood Trust Inc.	3,794	87,945
Resource Capital Corp.	5,023	33,202
Starwood Property Trust Inc.	6,320	175,443
Two Harbors Investment Corp.	15,723	198,267
Western Asset Mortgage Capital Corp.	920	21,381
		1,425,296

Motorcycle Manufacturers—0.0%*
Harley-Davidson Inc.	18,837	1,004,012

Movies & Entertainment—0.7%
Carmike Cinemas Inc.	866	15,692	(a)
Cinemark Holdings Inc.	4,712	138,721
DreamWorks Animation SKG Inc.	3,155	59,819	(a)
Lions Gate Entertainment Corp.	3,338	79,344	(a)
Live Nation Entertainment Inc.	6,513	80,566	(a)
News Corp.	167,039	5,098,030

Reading International Inc.	655	3,668	(a)
Rentrak Corp.	425	9,342	(a)
The Walt Disney Co.	150,797	8,565,270
Time Warner Inc.	78,086	4,499,315
Viacom Inc.	38,043	2,342,308
World Wrestling Entertainment Inc.	1,198	10,566
		20,902,641

Multi-Line Insurance—0.3%
American Financial Group Inc.	3,416	161,850
American International Group Inc.	123,312	4,786,972	(a)
Assurant Inc.	6,553	294,951
Eastern Insurance Holdings Inc.	403	7,560
Fortegra Financial Corp.	285	2,497	(a)
Genworth Financial Inc.	40,947	409,470	(a)
Hartford Financial Services Group Inc.	36,324	937,159
HCC Insurance Holdings Inc.	4,638	194,935
Horace Mann Educators Corp.	2,019	42,096
Kemper Corp.	2,501	81,558
Loews Corp.	25,887	1,140,840
		8,059,888

Multi-Sector Holdings—0.0%*
Leucadia National Corp.	24,415	669,703
PICO Holdings Inc.	1,093	24,265	(a)
		693,968

Multi-Utilities—0.5%
Alliant Energy Corp.	4,876	244,678
Ameren Corp.	20,200	707,404
Avista Corp.	2,729	74,775
Black Hills Corp.	4,044	178,098
CenterPoint Energy Inc.	35,586	852,641
CH Energy Group Inc.	645	42,177
CMS Energy Corp.	21,971	613,870
Consolidated Edison Inc.	24,383	1,488,094
Dominion Resources Inc.	48,139	2,800,727
DTE Energy Co.	14,477	989,358
Integrys Energy Group Inc.	6,486	377,226
MDU Resources Group Inc.	8,370	209,166
NiSource Inc.	26,141	766,977
NorthWestern Corp.	1,688	67,284
PG&E Corp.	36,642	1,631,668
Public Service Enterprise Group Inc.	42,120	1,446,401
SCANA Corp.	10,972	561,328
Sempra Energy	18,901	1,510,946
TECO Energy Inc.	16,950	302,049
Vectren Corp.	3,606	127,725
Wisconsin Energy Corp.	19,154	821,515
		15,814,107

Office Electronics—0.0%*
Xerox Corp.	102,288	879,677
Zebra Technologies Corp.	2,230	105,100	(a)
		984,777

Office REITs—0.1%
Alexandria Real Estate Equities Inc.	2,946	209,107
BioMed Realty Trust Inc.	8,196	177,034
Boston Properties Inc.	12,668	1,280,228

Coresite Realty Corp.	955	33,406
Corporate Office Properties Trust	3,810	101,651
CyrusOne Inc.	219	5,002
DuPont Fabros Technology Inc.	2,906	70,529
Franklin Street Properties Corp.	3,508	51,287
Government Properties Income Trust	2,025	52,103
Highwoods Properties Inc.	7,076	279,997
Hudson Pacific Properties Inc.	1,642	35,714
Kilroy Realty Corp.	3,317	173,811
Mack-Cali Realty Corp.	4,365	124,883
Parkway Properties Inc.	1,154	21,407
SL Green Realty Corp.	4,024	346,507
		2,962,666

Office Services & Supplies—0.0%*
ACCO Brands Corp.	5,316	35,511	(a)
ARC Document Solutions Inc.	1,991	5,933	(a)
AT Cross Co.	408	5,618	(a)
Avery Dennison Corp.	8,291	357,093
Herman Miller Inc.	5,110	141,394
HNI Corp.	4,166	147,851
Interface Inc.	2,717	52,221
Kimball International Inc.	1,512	13,699
Knoll Inc.	2,192	39,741
Mine Safety Appliances Co.	2,695	133,725
NL Industries Inc.	305	3,791
Pitney Bowes Inc.	16,713	248,355
Steelcase Inc.	3,569	52,571
United Stationers Inc.	1,846	71,348
		1,308,851

Oil & Gas Drilling—0.1%
Atwood Oceanics Inc.	2,507	131,718	(a)
Diamond Offshore Drilling Inc.	5,787	402,544
Ensco PLC	19,339	1,160,340
Helmerich & Payne Inc.	8,959	543,811
Hercules Offshore Inc.	7,525	55,836	(a)
Nabors Industries Ltd.	24,176	392,135
Noble Corp.	21,040	802,676
Parker Drilling Co.	5,593	23,938	(a)
Patterson-UTI Energy Inc.	6,653	158,608
Pioneer Energy Services Corp.	2,945	24,296	(a)
Rowan Companies PLC	10,340	365,622	(a)
Unit Corp.	1,895	86,317	(a)
Vantage Drilling Co.	2,778	4,862	(a)
		4,152,703

Oil & Gas Equipment & Services—0.7%
Baker Hughes Inc.	36,907	1,712,854
Basic Energy Services Inc.	1,526	20,860	(a)
Bolt Technology Corp.	365	6,373
Bristow Group Inc.	1,651	108,867
C&J Energy Services Inc.	2,065	47,288	(a)
Cal Dive International Inc.	2,841	5,114	(a)
Cameron International Corp.	20,706	1,350,031	(a)
CARBO Ceramics Inc.	865	78,776
Dawson Geophysical Co.	384	11,520	(a)
Dresser-Rand Group Inc.	3,379	208,349	(a)

Dril-Quip Inc.	3,338	290,973	(a)
Exterran Holdings Inc.	3,027	81,729	(a)
FMC Technologies Inc.	19,792	1,076,487	(a)
Forbes Energy Services Ltd.	766	2,819	(a)
Forum Energy Technologies Inc.	1,050	30,198	(a)
Geospace Technologies Corp.	592	63,889
Global Geophysical Services Inc.	1,033	2,531	(a)
Gulf Island Fabrication Inc.	691	14,552
Gulfmark Offshore Inc.	1,255	48,895
Halliburton Co.	77,833	3,145,232
Heckmann Corp.	6,821	29,262	(a)
Helix Energy Solutions Group Inc.	8,825	201,916	(a)
Hornbeck Offshore Services Inc.	1,645	76,427	(a)
ION Geophysical Corp.	6,212	42,304	(a)
Key Energy Services Inc.	7,143	57,715	(a)
Lufkin Industries Inc.	1,321	87,701
Matrix Service Co.	1,240	18,476	(a)
Mitcham Industries Inc.	594	10,050	(a)
National Oilwell Varco Inc.	35,690	2,525,067
Natural Gas Services Group Inc.	546	10,516	(a)
Newpark Resources Inc.	4,216	39,124	(a)
Oceaneering International Inc.	4,815	319,764
Oil States International Inc.	2,442	199,194	(a)
PHI Inc.	582	19,910	(a)
RigNet Inc.	515	12,844	(a)
Schlumberger Ltd.	110,941	8,308,371
Superior Energy Services Inc.	6,920	179,712	(a)
Tesco Corp.	1,453	19,456	(a)
TETRA Technologies Inc.	3,682	37,777	(a)
TGC Industries Inc.	681	6,742
Tidewater Inc.	2,204	111,302
Willbros Group Inc.	1,944	19,090	(a)
		20,640,057

Oil & Gas Exploration & Production—1.1%
Abraxas Petroleum Corp.	4,054	9,365	(a)
Anadarko Petroleum Corp.	41,811	3,656,372
Apache Corp.	32,724	2,524,984
Apco Oil and Gas International Inc.	434	5,382
Approach Resources Inc.	1,533	37,727	(a)
Berry Petroleum Co.	2,434	112,670
Bill Barrett Corp.	4,374	88,661	(a)
Bonanza Creek Energy Inc.	472	18,252	(a)
BPZ Resources Inc.	4,828	10,960	(a)
Cabot Oil & Gas Corp.	17,624	1,191,559
Callon Petroleum Co.	1,895	7,012	(a)
Carrizo Oil & Gas Inc.	1,818	46,850	(a)
Chesapeake Energy Corp.	43,627	890,427
Cimarex Energy Co.	3,855	290,821
Clayton Williams Energy Inc.	267	11,676	(a)
Comstock Resources Inc.	2,222	36,107	(a)
ConocoPhillips	101,984	6,129,238
Contango Oil & Gas Co.	563	22,571
Crimson Exploration Inc.	1,036	2,963	(a)
Denbury Resources Inc.	31,226	582,365	(a)
Devon Energy Corp.	31,541	1,779,543
Diamondback Energy Inc.	649	17,419	(a)

Emerald Oil Inc.	785	5,526
Endeavour International Corp.	2,300	6,785	(a)
Energen Corp.	3,154	164,040
Energy XXI Bermuda Ltd.	3,633	98,890
EOG Resources Inc.	22,699	2,907,061
EPL Oil & Gas Inc.	1,292	34,639	(a)
EQT Corp.	12,609	854,260
Evolution Petroleum Corp.	603	6,120	(a)
Forest Oil Corp.	10,925	57,465	(a)
FX Energy Inc.	2,499	8,397	(a)
Goodrich Petroleum Corp.	1,266	19,813	(a)
Gulfport Energy Corp.	3,269	149,818	(a)
Halcon Resources Corp.	5,243	40,843	(a)
Harvest Natural Resources Inc.	1,830	6,423	(a)
Isramco Inc.	44	4,362	(a)
Kodiak Oil & Gas Corp.	12,210	110,989	(a)
Magnum Hunter Resources Corp.	6,940	27,829	(a)
Marathon Oil Corp.	59,117	1,993,425
Matador Resources Co.	648	5,741	(a)
McMoRan Exploration Co.	4,754	77,728	(a)
Midstates Petroleum Company Inc.	1,128	9,644	(a)
Miller Energy Resources Inc.	1,505	5,584	(a)
Newfield Exploration Co.	11,258	252,404	(a)
Noble Energy Inc.	15,001	1,735,016
Northern Oil and Gas Inc.	5,455	78,442	(a)
Oasis Petroleum Inc.	3,661	139,374	(a)
Panhandle Oil and Gas Inc.	255	7,306
PDC Energy Inc.	1,380	68,407	(a)
Penn Virginia Corp.	2,698	10,900
PetroQuest Energy Inc.	2,680	11,899	(a)
Pioneer Natural Resources Co.	11,057	1,373,832
Plains Exploration & Production Co.	5,787	274,709	(a)
QEP Resources Inc.	14,829	472,155
Quicksilver Resources Inc.	11,088	24,948	(a)
Range Resources Corp.	13,666	1,107,493
Resolute Energy Corp.	2,164	24,908	(a)
Rex Energy Corp.	2,001	32,976	(a)
Rosetta Resources Inc.	4,797	228,241	(a)
Sanchez Energy Corp.	506	10,080	(a)
Saratoga Resources Inc.	879	2,338	(a)
SM Energy Co.	2,967	175,706
Southwestern Energy Co.	29,357	1,093,842	(a)
Stone Energy Corp.	2,296	49,938	(a)
Swift Energy Co.	1,998	29,590	(a)
Synergy Resources Corp.	1,861	12,766	(a)
Triangle Petroleum Corp.	2,103	13,880	(a)
Vaalco Energy Inc.	2,654	20,144	(a)
W&T Offshore Inc.	1,647	23,387
Warren Resources Inc.	3,392	10,888	(a)
WPX Energy Inc.	16,583	265,660	(a)
		31,619,535

Oil & Gas Refining & Marketing—0.3%
Adams Resources & Energy Inc.	101	5,151
Alon USA Energy Inc.	547	10,420
Amyris Inc.	1,627	5,011	(a)
Clean Energy Fuels Corp.	3,146	40,898	(a)

CVR Energy Inc.	800	41,296
Delek US Holdings Inc.	846	33,383
Gevo Inc.	1,844	4,131	(a)
Green Plains Renewable Energy Inc.	1,184	13,545	(a)
HollyFrontier Corp.	9,102	468,298
Marathon Petroleum Corp.	27,689	2,480,934
Phillips 66	51,919	3,632,772
Renewable Energy Group Inc.	448	3,445	(a)
REX American Resources Corp.	216	4,778	(a)
Tesoro Corp.	11,489	672,681
Valero Energy Corp.	46,084	2,096,361
Western Refining Inc.	2,703	95,713
World Fuel Services Corp.	3,231	128,335
		9,737,152

Oil & Gas Storage & Transportation—0.2%
Crosstex Energy Inc.	1,997	38,462
Kinder Morgan Inc.	52,649	2,036,463
Nordic American Tankers Ltd.	2,516	29,060
SemGroup Corp.	1,973	102,044	(a)
Ship Finance International Ltd.	2,315	40,837
Spectra Energy Corp.	55,813	1,716,250
Targa Resources Corp.	1,346	91,474
Teekay Tankers Ltd.	3,247	9,254
The Williams Companies Inc.	56,931	2,132,635
		6,196,479

Packaged Foods & Meats—0.8%
Annie’s Inc.	245	9,374	(a)
B&G Foods Inc.	2,461	75,036
Boulder Brands Inc.	2,787	25,027	(a)
Calavo Growers Inc.	532	15,311
Cal-Maine Foods Inc.	669	28,473
Campbell Soup Co.	14,921	676,817
Chiquita Brands International Inc.	2,204	17,103	(a)
ConAgra Foods Inc.	34,574	1,238,095
Dean Foods Co.	15,421	279,583	(a)
Diamond Foods Inc.	1,080	18,209	(a)
Dole Food Company Inc.	1,677	18,279	(a)
Farmer Bros Co.	380	5,586	(a)
Flowers Foods Inc.	5,069	166,973
General Mills Inc.	54,011	2,663,282
Green Mountain Coffee Roasters Inc.	5,487	311,442	(a)
Hillshire Brands Co.	5,503	193,430
HJ Heinz Co.	26,834	1,939,293
Hormel Foods Corp.	11,162	461,214
Inventure Foods Inc.	575	4,474	(a)
J&J Snack Foods Corp.	665	51,132
John B Sanfilippo & Son Inc.	357	7,133
Kellogg Co.	20,860	1,344,010
Kraft Foods Group Inc.	49,518	2,551,663
Lancaster Colony Corp.	1,626	125,202
Lifeway Foods Inc.	157	2,182
McCormick & Company Inc.	11,032	811,404
Mead Johnson Nutrition Co.	16,902	1,309,060
Mondelez International Inc.	148,535	4,546,656
Omega Protein Corp.	877	9,428	(a)
Pilgrim’s Pride Corp.	2,892	26,577	(a)

Post Holdings Inc.	2,693	115,611	(a)
Sanderson Farms Inc.	1,054	57,569
Seneca Foods Corp.	360	11,887	(a)
Smithfield Foods Inc.	5,555	147,096	(a)
Snyders-Lance Inc.	2,032	51,328
The Hain Celestial Group Inc.	1,705	104,141	(a)
The Hershey Co.	12,569	1,100,165
The JM Smucker Co.	8,927	885,201
Tootsie Roll Industries Inc.	2,014	60,229
TreeHouse Foods Inc.	1,635	106,520	(a)
Tyson Foods Inc.	23,895	593,074
		22,164,269

Paper Packaging—0.1%
Bemis Company Inc.	8,599	347,056
Boise Inc.	4,677	40,503
Graphic Packaging Holding Co.	4,821	36,109	(a)
MeadWestvaco Corp.	14,553	528,274
Packaging Corporation of America	4,467	200,434
Rock Tenn Co.	3,169	294,052
Sealed Air Corp.	16,194	390,437
Sonoco Products Co.	4,331	151,542
UFP Technologies Inc.	197	3,879	(a)
		1,992,286

Paper Products—0.1%
Buckeye Technologies Inc.	1,831	54,838
Clearwater Paper Corp.	1,060	55,851	(a)
Domtar Corp.	1,582	122,795
International Paper Co.	36,857	1,716,799
KapStone Paper and Packaging Corp.	1,856	51,597
Neenah Paper Inc.	726	22,332
PH Glatfelter Co.	1,926	45,030
Resolute Forest Products	3,721	60,206	(a)
Schweitzer-Mauduit International Inc.	1,418	54,919
Wausau Paper Corp.	2,045	22,045
		2,206,412

Personal Products—0.1%
Avon Products Inc.	35,979	745,845
Elizabeth Arden Inc.	1,161	46,730	(a)
Inter Parfums Inc.	762	18,616
Medifast Inc.	672	15,402	(a)
Nature’s Sunshine Products Inc.	511	7,788
Nutraceutical International Corp.	300	5,205
Prestige Brands Holdings Inc.	2,322	59,652	(a)
Revlon Inc.	545	12,186	(a)
Star Scientific Inc.	7,065	11,728	(a)
The Estee Lauder Companies Inc.	19,986	1,279,704
The Female Health Co.	853	6,176
USANA Health Sciences Inc.	285	13,774	(a)
		2,222,806

Pharmaceuticals—2.5%
AbbVie Inc.	132,027	5,384,061
Actavis Inc.	10,636	979,682
Acura Pharmaceuticals Inc.	685	1,459	(a)
Akorn Inc.	2,626	36,318	(a)
Allergan Inc.	25,694	2,868,221

Ampio Pharmaceuticals Inc.	1,207	5,516	(a)
Auxilium Pharmaceuticals Inc.	2,212	38,223	(a)
AVANIR Pharmaceuticals Inc.	6,561	17,977	(a)
BioDelivery Sciences International Inc.	1,377	5,797	(a)
Bristol-Myers Squibb Co.	136,770	5,633,556
Cadence Pharmaceuticals Inc.	2,888	19,321	(a)
Cempra Inc.	240	1,620	(a)
Corcept Therapeutics Inc.	2,736	5,472	(a)
Cornerstone Therapeutics Inc.	258	1,824	(a)
Cumberland Pharmaceuticals Inc.	444	2,211	(a)
Depomed Inc.	2,561	15,033	(a)
Eli Lilly & Co.	83,389	4,735,661
Endo Health Solutions Inc.	5,031	154,754	(a)
Endocyte Inc.	1,412	17,579	(a)
Forest Laboratories Inc.	19,489	741,362
Hi-Tech Pharmacal Company Inc.	499	16,522
Horizon Pharma Inc.	2,128	5,767	(a)
Hospira Inc.	13,755	451,577	(a)
Impax Laboratories Inc.	3,059	47,231	(a)
Jazz Pharmaceuticals PLC	1,922	107,459	(a)
Johnson & Johnson	233,472	19,034,972
Lannett Company Inc.	720	7,279	(a)
Merck & Company Inc.	252,445	11,165,642
Mylan Inc.	33,057	956,670	(a)
Nektar Therapeutics	5,342	58,762	(a)
Obagi Medical Products Inc.	760	15,010	(a)
Omeros Corp.	1,321	5,443	(a)
Optimer Pharmaceuticals Inc.	2,216	26,370	(a)
Pacira Pharmaceuticals Inc.	866	24,993	(a)
Pain Therapeutics Inc.	1,953	6,699
Pernix Therapeutics Holdings	433	2,148	(a)
Perrigo Co.	7,347	872,309
Pfizer Inc.	600,460	17,329,276
Pozen Inc.	1,268	6,682	(a)
Questcor Pharmaceuticals Inc.	2,512	81,740
Repros Therapeutics Inc.	828	13,331	(a)
Sagent Pharmaceuticals Inc.	442	7,757	(a)
Santarus Inc.	2,581	44,729	(a)
Sciclone Pharmaceuticals Inc.	2,704	12,438	(a)
Sucampo Pharmaceuticals Inc.	578	3,780	(a)
Supernus Pharmaceuticals Inc.	266	1,495
The Medicines Co.	2,531	84,586	(a)
Transcept Pharmaceuticals Inc.	727	3,482	(a)
Ventrus Biosciences Inc.	604	1,806	(a)
ViroPharma Inc.	3,056	76,889	(a)
Vivus Inc.	4,672	51,392	(a)
XenoPort Inc.	2,036	14,557	(a)
		71,204,440

Precious Metals & Minerals—0.0%*
Coeur d’Alene Mines Corp.	3,729	70,329	(a)
Golden Minerals Co.	2,249	5,353	(a)
Hecla Mining Co.	11,565	45,682
McEwen Mining Inc.	10,519	30,084
Stillwater Mining Co.	5,398	69,796	(a)
		221,244

Property & Casualty Insurance—1.0%
ACE Ltd.	28,290	2,516,961
AMERISAFE Inc.	909	32,306
Amtrust Financial Services Inc.	1,343	46,535
Argo Group International Holdings Ltd.	1,253	51,849
Aspen Insurance Holdings Ltd.	3,268	126,079
Baldwin & Lyons Inc.	542	12,894
Berkshire Hathaway Inc.	152,340	15,873,828	(a)
Cincinnati Financial Corp.	12,190	575,246
Donegal Group Inc.	510	7,788
EMC Insurance Group Inc.	304	8,004
Fidelity National Financial Inc.	9,846	248,415
Global Indemnity PLC	520	12,064	(a)
Hallmark Financial Services	817	7,353	(a)
Hilltop Holdings Inc.	1,998	26,953	(a)
Homeowners Choice Inc.	386	10,518
Infinity Property & Casualty Corp.	586	32,933
Investors Title Co.	69	4,766
Meadowbrook Insurance Group Inc.	2,318	16,342
National Interstate Corp.	380	11,392
Old Republic International Corp.	11,423	145,186
OneBeacon Insurance Group Ltd.	1,280	17,306
RLI Corp.	1,040	74,724
Safety Insurance Group Inc.	655	32,193
Selective Insurance Group Inc.	2,515	60,385
State Auto Financial Corp.	853	14,859
Stewart Information Services Corp.	896	22,821
The Allstate Corp.	39,890	1,957,402
The Chubb Corp.	21,808	1,908,854
The Hanover Insurance Group Inc.	2,082	103,434
The Navigators Group Inc.	479	28,141	(a)
The Progressive Corp.	46,320	1,170,506
The Travelers Companies Inc.	31,575	2,658,299
Tower Group International Ltd.	1,963	36,217
United Fire Group Inc.	1,032	26,285
Universal Insurance Holdings Inc.	1,441	6,989
WR Berkley Corp.	5,076	225,222
		28,111,049

Publishing—0.0%*
Daily Journal Corp.	18	1,998	(a)
EW Scripps Co.	1,451	17,456	(a)
Gannett Company Inc.	19,131	418,395
John Wiley & Sons Inc.	2,024	78,855
Journal Communications Inc.	2,013	13,527	(a)
Martha Stewart Living Omnimedia	1,507	3,978	(a)
Meredith Corp.	3,406	130,314
Scholastic Corp.	2,331	62,122
Shutterstock Inc.	247	11,110	(a)
The McClatchy Co.	2,905	8,425	(a)
The New York Times Co.	12,483	122,333	(a)
The Washington Post Co.	375	167,625
Valassis Communications Inc.	3,725	111,266
		1,147,404

Railroads—0.4%
CSX Corp.	85,285	2,100,570
Genesee & Wyoming Inc.	3,990	371,509	(a)

Kansas City Southern	4,916	545,184
Norfolk Southern Corp.	26,312	2,028,129
Union Pacific Corp.	39,234	5,587,314
		10,632,706

Real Estate Development—0.0%*
AV Homes Inc.	533	7,105	(a)
Forestar Group Inc.	1,644	35,938	(a)
		43,043

Real Estate Operating Companies—0.0%*
Thomas Properties Group Inc.	1,720	8,824

Real Estate Services—0.0%*
CBRE Group Inc.	25,514	644,228	(a)
Jones Lang LaSalle Inc.	1,988	197,627
Kennedy-Wilson Holdings Inc.	2,077	32,214
Zillow Inc.	168	9,185	(a)
		883,254

Regional Banks—0.6%
1st Source Corp.	694	16,448
1st United Bancorp Inc.	1,357	8,766
Access National Corp.	350	5,740
American National Bankshares Inc.	307	6,619
Ameris Bancorp.	1,128	16,187	(a)
Ames National Corp.	402	8,386
Arrow Financial Corp.	438	10,792
Associated Banc-Corp.	8,204	124,619
Bancfirst Corp.	288	12,010
Bancorp Inc.	1,406	19,473	(a)
BancorpSouth Inc.	8,515	138,795
Bank of Hawaii Corp.	2,084	105,888
Bank of Kentucky Financial Corp.	231	6,336
Bank of Marin Bancorp.	230	9,221
Bank of the Ozarks Inc.	1,377	61,070
Banner Corp.	923	29,379
Bar Harbor Bankshares	141	5,154
BB&T Corp.	58,567	1,838,418
BBCN Bancorp Inc.	3,660	47,800
Berkshire Bancorp Inc.	174	1,453
Boston Private Financial Holdings Inc.	3,715	36,704
Bridge Bancorp Inc.	375	8,066
Bridge Capital Holdings	421	6,416	(a)
Bryn Mawr Bank Corp.	516	12,012
BSB Bancorp Inc.	208	2,872	(a)
C&F Financial Corp.	146	5,979
Camden National Corp.	348	11,512
Capital Bank Financial Corp.	421	7,224	(a)
Capital City Bank Group Inc.	622	7,682	(a)
Cardinal Financial Corp.	1,405	25,543
Cascade Bancorp	488	3,299	(a)
Cathay General Bancorp.	7,236	145,589
Center Bancorp Inc.	501	6,227
Centerstate Banks Inc.	1,386	11,892
Central Pacific Financial Corp.	1,062	16,673	(a)
Century Bancorp Inc.	118	4,001
Chemical Financial Corp.	1,308	34,505
Citizens & Northern Corp.	577	11,252

Citizens Republic Bancorp Inc.	1,899	42,822	(a)
City Holding Co.	675	26,858
City National Corp.	2,234	131,605
CNB Financial Corp.	570	9,718
CoBiz Financial Inc.	1,671	13,502
Columbia Banking System Inc.	1,914	42,070
Commerce Bancshares Inc.	3,473	141,803
Community Bank System Inc.	1,847	54,727
Community Trust Bancorp Inc.	640	21,779
Crescent Financial Bancshares Inc.	304	1,198	(a)
Cullen Frost Bankers Inc.	2,864	179,086
CVB Financial Corp.	4,232	47,695
Eagle Bancorp Inc.	844	18,475	(a)
East West Bancorp Inc.	6,330	162,491
Enterprise Bancorp Inc.	268	4,543
Enterprise Financial Services Corp.	809	11,601
Farmers National Banc Corp.	840	5,300
Fidelity Southern Corp.	477	5,486
Fifth Third Bancorp	73,143	1,192,962
Financial Institutions Inc.	691	13,792
First BanCorp ††	825	5,140	(a)
First BanCorp ††	781	10,536
First Bancorp Inc.	431	7,762
First Busey Corp.	3,765	17,206
First California Financial Group Inc.	1,086	9,253	(a)
First Commonwealth Financial Corp.	5,065	37,785
First Community Bancshares Inc.	870	13,789
First Connecticut Bancorp Inc.	642	9,457
First Financial Bancorp.	2,818	45,229
First Financial Bankshares Inc.	1,472	71,539
First Financial Corp.	514	16,186
First Horizon National Corp.	20,575	219,741
First Interstate Bancsystem Inc.	695	13,073
First Merchants Corp.	1,351	20,900
First Midwest Bancorp Inc.	3,520	46,746
First Niagara Financial Group Inc.	15,272	135,310
FirstMerit Corp.	10,100	166,953
FNB Corp.	6,630	80,223
FNB United Corp.	554	5,407	(a)
Fulton Financial Corp.	9,207	107,722
German American Bancorp Inc.	577	13,277
Glacier Bancorp Inc.	3,405	64,627
Great Southern Bancorp Inc.	488	11,902
Guaranty Bancorp.	4,114	8,639	(a)
Hancock Holding Co.	7,303	225,809
Hanmi Financial Corp.	1,527	24,432	(a)
Heartland Financial USA Inc.	712	17,992
Heritage Commerce Corp.	1,056	7,107	(a)
Heritage Financial Corp.	677	9,817
Heritage Oaks Bancorp	938	5,347	(a)
Home BancShares Inc.	1,028	38,725
HomeTrust Bancshares Inc.	960	15,168
Horizon Bancorp	324	6,548
Hudson Valley Holding Corp.	764	11,391
Huntington Bancshares Inc.	69,866	516,310
Iberiabank Corp.	1,366	68,327
Independent Bank Corp.	1,040	33,894

International Bancshares Corp.	5,106	106,205
Investors Bancorp Inc.	2,085	39,156
KeyCorp	76,715	764,081
Lakeland Bancorp Inc.	1,470	14,479
Lakeland Financial Corp.	751	20,044
M&T Bank Corp.	10,221	1,054,398
MainSource Financial Group Inc.	936	13,141
MB Financial Inc.	2,541	61,416
Mercantile Bank Corp.	407	6,801
Merchants Bancshares Inc.	189	5,696
Metro Bancorp Inc.	628	10,387	(a)
MetroCorp Bancshares Inc.	820	8,274	(a)
Middleburg Financial Corp.	228	4,425
MidSouth Bancorp Inc.	424	6,894
MidWestOne Financial Group Inc.	297	7,072
National Bank Holdings Corp.	345	6,314
National Bankshares Inc.	310	10,828
National Penn Bancshares Inc.	5,844	62,472
NBT Bancorp Inc.	2,033	45,031
Northrim BanCorp Inc.	274	6,157
Old National Bancorp	4,813	66,179
OmniAmerican Bancorp Inc.	455	11,502	(a)
Oriental Financial Group Inc.	2,226	34,525
Pacific Continental Corp.	831	9,282
Pacific Mercantile BanCorp	646	3,779	(a)
PacWest Bancorp	1,452	42,268
Park National Corp.	529	36,919
Park Sterling Corp.	2,028	11,438	(a)
Peapack Gladstone Financial Corp.	419	6,247
Penns Woods Bancorp Inc.	142	5,818
Peoples Bancorp Inc.	523	11,710
Pinnacle Financial Partners Inc.	1,606	37,516	(a)
PNC Financial Services Group Inc.	44,130	2,934,645
Preferred Bank	546	8,616	(a)
PrivateBancorp Inc.	2,855	53,988
Prosperity Bancshares Inc.	4,265	202,118
Regions Financial Corp.	117,638	963,455
Renasant Corp.	1,206	26,990
Republic Bancorp Inc.	472	10,686
S&T Bancorp Inc.	1,378	25,548
Sandy Spring Bancorp Inc.	1,142	22,954
SCBT Financial Corp.	773	38,959
Sierra BanCorp.	626	8,232
Signature Bank	2,163	170,358	(a)
Simmons First National Corp.	789	19,977
Southside Bancshares Inc.	777	16,325
Southwest Bancorp Inc.	960	12,058	(a)
State Bank Financial Corp.	1,396	22,853
StellarOne Corp.	1,081	17,458
Sterling Bancorp	1,530	15,545
Sterling Financial Corp.	434	9,413
Suffolk BanCorp	429	6,109	(a)
Sun Bancorp Inc.	2,128	7,256	(a)
SunTrust Banks Inc.	44,860	1,292,417
Susquehanna Bancshares Inc.	7,383	91,771
SVB Financial Group	1,990	141,171	(a)
SY Bancorp Inc.	526	11,835

Taylor Capital Group Inc.	795	12,712	(a)
TCF Financial Corp.	8,086	120,967
Texas Capital Bancshares Inc.	1,865	75,439	(a)
The First of Long Island Corp.	331	9,814
Tompkins Financial Corp.	506	21,394
TowneBank/Portsmouth VA	1,253	18,757
Trico Bancshares	770	13,167
Trustmark Corp.	5,967	149,234
UMB Financial Corp.	1,514	74,292
Umpqua Holdings Corp.	5,271	69,893
Union First Market Bankshares Corp.	954	18,660
United Community Banks Inc.	606	6,872	(a)
Univest Corp of Pennsylvania	817	14,232
Valley National BanCorp	9,407	96,328
Virginia Commerce Bancorp Inc.	1,240	17,422	(a)
Washington Banking Co.	708	9,870
Washington Trust Bancorp Inc.	672	18,399
Webster Financial Corp.	7,182	174,236
WesBanco Inc.	1,195	28,620
West Bancorporation Inc.	793	8,802
West Coast Bancorp	923	22,410
Westamerica Bancorporation	2,605	118,085
Western Alliance BanCorp.	3,479	48,149	(a)
Wilshire Bancorp Inc.	2,993	20,293	(a)
Wintrust Financial Corp.	1,687	62,486
Zions Bancorporation	15,334	383,197
		17,351,705

Reinsurance—0.0%*
Alleghany Corp.	756	299,316	(a)
Enstar Group Ltd.	390	48,473	(a)
Everest Re Group Ltd.	2,332	302,834
Greenlight Capital Re Ltd.	1,359	33,228	(a)
Maiden Holdings Ltd.	2,551	27,015
Montpelier Re Holdings Ltd.	2,487	64,786
Platinum Underwriters Holdings Ltd.	1,604	89,519
Reinsurance Group of America Inc.	3,229	192,674
		1,057,845

Research & Consulting Services—0.1%
Acacia Research Corp.	2,306	69,572	(a)
CBIZ Inc.	1,556	9,927	(a)
CRA International Inc.	438	9,798	(a)
Equifax Inc.	10,134	583,617
Exponent Inc.	578	31,177
Franklin Covey Co.	624	9,067	(a)
FTI Consulting Inc.	3,738	140,773	(a)
Hill International Inc.	1,198	3,582	(a)
Huron Consulting Group Inc.	1,038	41,852	(a)
ICF International Inc.	891	24,235	(a)
Mistras Group Inc.	747	18,085	(a)
Navigant Consulting Inc.	2,330	30,616	(a)
Odyssey Marine Exploration Inc.	3,468	11,306	(a)
Pendrell Corp.	3,185	5,287	(a)
Resources Connection Inc.	1,963	24,930
RPX Corp.	974	13,743	(a)
The Advisory Board Co.	1,560	81,931
The Corporate Executive Board Co.	3,050	177,388

The Dolan Co.	1,561	3,731	(a)
The Dun & Bradstreet Corp.	3,421	286,167
VSE Corp.	118	2,949
		1,579,733

Residential REITs—0.2%
American Campus Communities Inc.	4,794	217,360
Apartment Investment & Management Co.	12,117	371,507
Associated Estates Realty Corp.	2,397	44,680
AvalonBay Communities Inc.	9,523	1,206,278
BRE Properties Inc.	3,598	175,151
Camden Property Trust	3,979	273,278
Campus Crest Communities Inc.	2,262	31,442
Colonial Properties Trust	4,190	94,736
Education Realty Trust Inc.	5,404	56,904
Equity Residential	26,786	1,474,837
Essex Property Trust Inc.	1,722	259,299
Home Properties Inc.	2,587	164,068
Silver Bay Realty Trust Corp.	1,308	27,065
Sun Communities Inc.	1,524	75,179
UDR Inc.	11,138	269,428
UMH Properties Inc.	607	6,234
		4,747,446

Restaurants—0.6%
AFC Enterprises Inc.	1,140	41,416	(a)
Biglari Holdings Inc.	55	20,525	(a)
BJ’s Restaurants Inc.	1,153	38,372	(a)
Bloomin’ Brands Inc.	909	16,244	(a)
Bob Evans Farms Inc.	2,619	111,621
Bravo Brio Restaurant Group Inc.	923	14,611	(a)
Brinker International Inc.	3,348	126,052
Buffalo Wild Wings Inc.	862	75,451	(a)
Carrols Restaurant Group Inc.	778	4,038
CEC Entertainment Inc.	865	28,329
Chipotle Mexican Grill Inc.	2,591	844,329	(a)
Chuy’s Holdings Inc.	328	10,686
Cracker Barrel Old Country Store Inc.	902	72,927
Darden Restaurants Inc.	10,916	564,139
Del Frisco’s Restaurant Group Inc.	325	5,395	(a)
Denny’s Corp.	4,554	26,277	(a)
DineEquity Inc.	724	49,804
Domino’s Pizza Inc.	2,693	138,528
Einstein Noah Restaurant Group Inc.	358	5,309
Fiesta Restaurant Group Inc.	786	20,884	(a)
Frisch’s Restaurants Inc.	130	2,332
Ignite Restaurant Group Inc.	352	5,167
Jack in the Box Inc.	2,055	71,082	(a)
Jamba Inc.	3,669	10,457	(a)
Krispy Kreme Doughnuts Inc.	2,090	30,180	(a)
Luby’s Inc.	972	7,271	(a)
McDonald’s Corp.	83,757	8,349,735
Nathan’s Famous Inc.	114	4,817	(a)
Panera Bread Co.	1,254	207,211	(a)
Papa John’s International Inc.	567	35,052	(a)
Red Robin Gourmet Burgers Inc.	700	31,920	(a)
Ruby Tuesday Inc.	3,099	22,840	(a)
Ruth’s Hospitality Group Inc.	1,736	16,561	(a)
Sonic Corp.	2,713	34,943	(a)

Starbucks Corp.	62,587	3,564,956
Texas Roadhouse Inc.	1,954	39,451
The Cheesecake Factory Inc.	4,222	163,011
The Wendy’s Co.	12,810	72,633
Yum! Brands Inc.	37,615	2,706,023
		17,590,579

Retail REITs—0.3%
Acadia Realty Trust	2,391	66,398
Agree Realty Corp.	530	15,953
Alexander’s Inc.	92	30,331
AmREIT Inc.	175	3,406
Cedar Realty Trust Inc.	3,119	19,057
Equity One Inc.	6,090	145,978
Excel Trust Inc.	2,014	27,491
Federal Realty Investment Trust	3,003	324,444
Getty Realty Corp.	1,212	24,495
Glimcher Realty Trust	6,754	78,346
Inland Real Estate Corp.	3,511	35,426
Kimco Realty Corp.	33,936	760,166
Kite Realty Group Trust	3,395	22,882
National Retail Properties Inc.	5,169	186,963
Pennsylvania Real Estate Investment Trust	2,568	49,794
Ramco-Gershenson Properties Trust	2,291	38,489
Realty Income Corp.	8,650	392,277
Regency Centers Corp.	4,349	230,106
Retail Opportunity Investments Corp.	2,482	34,773
Rouse Properties Inc.	1,067	19,313
Saul Centers Inc.	336	14,697
Simon Property Group Inc.	26,198	4,153,955
Taubman Centers Inc.	1,244	96,609
The Macerich Co.	6,307	406,045
Urstadt Biddle Properties Inc.	1,135	24,698
Weingarten Realty Investors	5,403	170,465
		7,372,557

Security & Alarm Services—0.1%
The ADT Corp.	19,354	947,185
The Brink’s Co.	4,265	120,528
Tyco International Ltd.	39,090	1,250,880
		2,318,593

Semiconductor Equipment—0.1%
Advanced Energy Industries Inc.	1,806	33,050	(a)
Amkor Technology Inc.	3,422	13,688	(a)
Applied Materials Inc.	100,457	1,354,160
ATMI Inc.	1,439	32,277	(a)
AXT Inc.	1,538	4,522	(a)
Brooks Automation Inc.	3,112	31,680
Cabot Microelectronics Corp.	1,074	37,322
Cohu Inc.	1,164	10,895
Cymer Inc.	1,321	126,948	(a)
Entegris Inc.	6,380	62,907	(a)
FormFactor Inc.	2,328	10,942	(a)
GT Advanced Technologies Inc.	5,688	18,714	(a)
KLA-Tencor Corp.	13,863	731,135
Lam Research Corp.	13,574	562,778	(a)
LTX-Credence Corp.	2,348	14,182	(a)
MEMC Electronic Materials Inc.	21,323	93,821	(a)

MKS Instruments Inc.	2,425	65,960
Nanometrics Inc.	1,077	15,541	(a)
PDF Solutions Inc.	1,130	18,103	(a)
Photronics Inc.	2,911	19,445	(a)
Rubicon Technology Inc.	808	5,333	(a)
Rudolph Technologies Inc.	1,513	17,823	(a)
STR Holdings Inc.	1,522	3,303	(a)
Teradyne Inc.	15,639	253,665	(a)
Tessera Technologies Inc.	2,379	44,606
Ultra Clean Holdings	1,292	8,398	(a)
Ultratech Inc.	1,205	47,634	(a)
Veeco Instruments Inc.	1,798	68,917	(a)
		3,707,749

Semiconductors—0.8%
Advanced Micro Devices Inc.	50,382	128,474	(a)
Alpha & Omega Semiconductor Ltd.	694	6,163	(a)
Altera Corp.	26,689	946,659
Ambarella Inc.	308	4,823
ANADIGICS Inc.	3,653	7,306	(a)
Analog Devices Inc.	25,563	1,188,424
Applied Micro Circuits Corp.	3,098	22,987	(a)
Atmel Corp.	19,585	136,312	(a)
Broadcom Corp.	43,730	1,516,119
Cavium Inc.	2,298	89,185	(a)
Ceva Inc.	1,092	17,035	(a)
Cirrus Logic Inc.	2,996	68,159	(a)
Cree Inc.	5,237	286,516	(a)
Cypress Semiconductor Corp.	5,974	65,893
Diodes Inc.	1,661	34,848	(a)
DSP Group Inc.	969	7,820	(a)
Entropic Communications Inc.	4,157	16,919	(a)
Exar Corp.	1,647	17,294	(a)
Fairchild Semiconductor International Inc.	5,811	82,168	(a)
First Solar Inc.	7,810	210,558	(a)
GSI Technology Inc.	955	6,293	(a)
Hittite Microwave Corp.	1,419	85,935	(a)
Inphi Corp.	1,118	11,683	(a)
Integrated Device Technology Inc.	13,352	99,739	(a)
Integrated Silicon Solution Inc.	1,229	11,270	(a)
Intel Corp.	413,124	9,026,759
Intermolecular Inc.	679	6,926	(a)
International Rectifier Corp.	6,394	135,233	(a)
Intersil Corp.	11,859	103,292
IXYS Corp.	1,138	10,913
Kopin Corp.	3,109	11,503	(a)
Lattice Semiconductor Corp.	5,564	30,324	(a)
Linear Technology Corp.	19,526	749,213
LSI Corp.	46,073	312,375	(a)
M/A-COM Technology Solutions Holdings Inc.	296	4,757	(a)
MaxLinear Inc.	953	5,909	(a)
Micrel Inc.	2,198	23,101
Microchip Technology Inc.	16,202	595,586
Micron Technology Inc.	85,789	856,174	(a)
Microsemi Corp.	4,070	94,302	(a)
Mindspeed Technologies Inc.	1,873	6,237	(a)
Monolithic Power Systems Inc.	1,404	34,215
MoSys Inc.	1,573	7,409	(a)

NeoPhotonics Corp.	836	4,272	(a)
NVE Corp.	202	11,397	(a)
NVIDIA Corp.	52,021	666,909
OmniVision Technologies Inc.	2,430	33,485	(a)
Peregrine Semiconductor Corp.	318	3,107
Pericom Semiconductor Corp.	1,027	6,994	(a)
PLX Technology Inc.	2,218	10,114	(a)
Power Integrations Inc.	1,306	56,693
QuickLogic Corp.	2,335	5,744	(a)
Rambus Inc.	5,204	29,194	(a)
RF Micro Devices Inc.	25,536	135,852	(a)
Semtech Corp.	5,870	207,739	(a)
Sigma Designs Inc.	1,502	7,315	(a)
Silicon Image Inc.	3,912	19,012	(a)
Silicon Laboratories Inc.	1,640	67,830	(a)
Skyworks Solutions Inc.	8,707	191,815	(a)
Spansion Inc.	2,233	28,739	(a)
SunPower Corp.	1,951	22,515	(a)
Supertex Inc.	415	9,217
Texas Instruments Inc.	92,290	3,274,449
TriQuint Semiconductor Inc.	7,849	39,637	(a)
Volterra Semiconductor Corp.	1,166	16,557	(a)
Xilinx Inc.	21,983	839,091
		22,770,487

Soft Drinks—0.9%
Coca-Cola Bottling Company Consolidated	186	11,220
Coca-Cola Enterprises Inc.	21,935	809,840
Dr Pepper Snapple Group Inc.	17,022	799,183
Monster Beverage Corp.	12,043	574,933	(a)
National Beverage Corp.	508	7,137
PepsiCo Inc.	128,912	10,198,228
The Coca-Cola Co.	320,134	12,946,219
		25,346,760

Specialized Consumer Services—0.1%
Ascent Capital Group Inc.	622	46,302	(a)
Carriage Services Inc.	762	16,193
Coinstar Inc.	1,170	68,351	(a)
Collectors Universe	265	3,119
H&R Block Inc.	22,586	664,480
Hillenbrand Inc.	2,565	64,843
LifeLock Inc.	871	8,388	(a)
Mac-Gray Corp.	492	6,298
Matthews International Corp.	2,389	83,352
Regis Corp.	5,389	98,026
Service Corp International	9,511	159,119
Sotheby’s	6,204	232,091
Steiner Leisure Ltd.	660	31,918	(a)
Stewart Enterprises Inc.	3,555	33,026
		1,515,506

Specialized Finance—0.2%
California First National Bancorp	100	1,729
CBOE Holdings Inc.	3,810	140,741
CME Group Inc.	25,695	1,577,416
Gain Capital Holdings Inc.	758	3,381
IntercontinentalExchange Inc.	6,054	987,226	(a)
MarketAxess Holdings Inc.	1,714	63,932

Marlin Business Services Corp.	385	8,928
MicroFinancial Inc.	453	3,819
Moody’s Corp.	16,145	860,851
MSCI Inc.	5,381	182,577	(a)
NewStar Financial Inc.	1,294	17,120	(a)
NYSE Euronext	20,231	781,726
PHH Corp.	2,647	58,128	(a)
Resource America Inc.	631	6,285
The McGraw-Hill Companies Inc.	23,459	1,221,745
The NASDAQ OMX Group Inc.	9,749	314,893
		6,230,497

Specialized REITs—0.6%
American Tower Corp.	33,047	2,541,975
Ashford Hospitality Trust Inc.	2,671	33,014
Chatham Lodging Trust	639	11,253
Chesapeake Lodging Trust	1,870	42,898
Corrections Corp of America	4,584	179,097
CubeSmart	5,902	93,252
DiamondRock Hospitality Co.	9,027	84,041
EPR Properties	2,187	113,833
Extra Space Storage Inc.	4,500	176,715
FelCor Lodging Trust Inc.	6,129	36,468	(a)
HCP Inc.	37,873	1,888,348
Healthcare Realty Trust Inc.	4,145	117,677
Healthcare REIT Inc.	21,790	1,479,759
Hersha Hospitality Trust	8,498	49,628
Hospitality Properties Trust	6,130	168,207
Host Hotels & Resorts Inc.	60,920	1,065,491
LaSalle Hotel Properties	4,057	102,967
LTC Properties Inc.	1,422	57,918
Medical Properties Trust Inc.	6,560	105,222
National Health Investors Inc.	1,116	73,042
Omega Healthcare Investors Inc.	10,847	329,315
Pebblebrook Hotel Trust	2,836	73,140
Plum Creek Timber Company Inc.	13,654	712,739
Potlatch Corp.	4,037	185,137
Public Storage	12,073	1,838,959
Rayonier Inc.	5,693	339,701
RLJ Lodging Trust	5,012	114,073
Ryman Hospitality Properties	1,528	69,906
Sabra Healthcare REIT Inc.	1,747	50,680
Senior Housing Properties Trust	8,254	221,455
Sovran Self Storage Inc.	1,359	87,642
Strategic Hotels & Resorts Inc.	8,666	72,361	(a)
Summit Hotel Properties Inc.	1,979	20,720
Sunstone Hotel Investors Inc.	6,907	85,025	(a)
The Geo Group Inc.	3,288	123,695
Universal Health Realty Income Trust	522	30,125
Ventas Inc.	24,392	1,785,494
Weyerhaeuser Co.	45,553	1,429,453
		15,990,425

Specialty Chemicals—0.2%
A Schulman Inc.	1,347	42,511
ADA-ES Inc.	427	11,345	(a)
Albemarle Corp.	3,972	248,329
Ashland Inc.	3,294	244,744
Balchem Corp.	1,318	57,913

Chase Corp.	268	5,178
Chemtura Corp.	4,552	98,369	(a)
Cytec Industries Inc.	2,055	152,234
Ecolab Inc.	22,175	1,777,992
Ferro Corp.	4,217	28,465	(a)
Flotek Industries Inc.	2,347	38,373	(a)
FutureFuel Corp.	789	9,586
GSE Holding Inc.	366	3,023
HB Fuller Co.	2,288	89,415
Innophos Holdings Inc.	992	54,124
Innospec Inc.	1,062	47,025
International Flavors & Fragrances Inc.	6,791	520,666
KMG Chemicals Inc.	329	6,396
Kraton Performance Polymers Inc.	1,482	34,679	(a)
Landec Corp.	1,137	16,452	(a)
Minerals Technologies Inc.	3,161	131,213
NewMarket Corp.	485	126,275
OM Group Inc.	1,487	34,915	(a)
OMNOVA Solutions Inc.	2,155	16,529	(a)
PolyOne Corp.	4,610	112,530
Quaker Chemical Corp.	597	35,235
RPM International Inc.	5,950	187,901
Sensient Technologies Corp.	4,408	172,308
Sigma-Aldrich Corp.	10,018	778,198
Stepan Co.	762	48,082
The Sherwin-Williams Co.	7,185	1,213,475
Valspar Corp.	3,806	236,924
Zep Inc.	995	14,935
Zoltek Companies Inc.	1,256	15,009	(a)
		6,610,348

Specialty Stores—0.1%
Barnes & Noble Inc.	3,142	51,686	(a)
Big 5 Sporting Goods Corp.	813	12,691
Cabela’s Inc.	4,248	258,193	(a)
Dick’s Sporting Goods Inc.	4,423	209,208
Five Below Inc.	518	19,627
Hibbett Sports Inc.	1,194	67,186	(a)
MarineMax Inc.	965	13,114	(a)
Office Depot Inc.	26,331	103,480
OfficeMax Inc.	4,033	46,823
Perfumania Holdings Inc.	296	1,705	(a)
PetSmart Inc.	8,948	555,671
Staples Inc.	56,103	753,463
Tiffany & Co.	9,921	689,906
Tractor Supply Co.	3,151	328,114
Vitamin Shoppe Inc.	1,344	65,654	(a)
West Marine Inc.	577	6,595	(a)
Winmark Corp.	69	4,346
		3,187,462

Steel—0.1%
AK Steel Holding Corp.	6,594	21,826
Allegheny Technologies Inc.	8,934	283,297
AM Castle & Co.	802	14,035
Carpenter Technology Corp.	1,937	95,475
Cliffs Natural Resources Inc.	12,666	240,781
Commercial Metals Co.	5,267	83,482
Handy & Harman Ltd.	179	2,755	(a)

Haynes International Inc.	567	31,355
Metals USA Holdings Corp.	526	10,862
Nucor Corp.	26,445	1,220,437
Olympic Steel Inc.	415	9,918
Reliance Steel & Aluminum Co.	3,366	239,558
Schnitzer Steel Industries Inc.	1,167	31,112
Steel Dynamics Inc.	9,806	155,621
United States Steel Corp.	12,012	234,234
Universal Stainless & Alloy	307	11,159	(a)
Worthington Industries Inc.	4,931	152,762
		2,838,669

Systems Software—1.1%
AVG Technologies N.V.	425	5,916	(a)
BMC Software Inc.	10,994	509,352
CA Inc.	27,913	702,570
CommVault Systems Inc.	3,943	323,247	(a)
FalconStor Software Inc.	1,700	4,556	(a)
FleetMatics Group PLC	425	10,306	(a)
Imperva Inc.	455	17,517	(a)
Infoblox Inc.	376	8,159
MICROS Systems Inc.	3,524	160,377	(a)
Microsoft Corp.	629,656	18,014,458
Oracle Corp.	308,440	9,974,950
Pervasive Software Inc.	493	4,521	(a)
Progress Software Corp.	1,958	44,603	(a)
Proofpoint Inc.	324	5,463
Qualys Inc.	428	5,282
Red Hat Inc.	16,095	813,763	(a)
Rovi Corp.	4,580	98,058	(a)
Sourcefire Inc.	1,369	81,086	(a)
Symantec Corp.	57,770	1,425,764	(a)
VASCO Data Security International Inc.	1,340	11,310	(a)
Websense Inc.	1,709	25,635	(a)
		32,246,893

Technology Distributors—0.0%*
Agilysys Inc.	705	7,008	(a)
Anixter International Inc.	1,294	90,476
Arrow Electronics Inc.	4,670	189,695	(a)
Avnet Inc.	6,038	218,576	(a)
Electro Rent Corp.	836	15,499
Ingram Micro Inc.	6,557	129,042	(a)
Insight Enterprises Inc.	2,028	41,817	(a)
PC Connection Inc.	379	6,197
Richardson Electronics Ltd.	493	5,847
ScanSource Inc.	1,246	35,162	(a)
SYNNEX Corp.	1,170	43,290	(a)
Tech Data Corp.	1,615	73,660	(a)
		856,269

Textiles—0.0%*
Culp Inc.	374	5,950
Unifi Inc.	627	11,976	(a)
		17,926

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.	8,338	82,212
Bank Mutual Corp.	2,339	12,935
BankFinancial Corp.	1,086	8,786

Beneficial Mutual Bancorp Inc.	1,474	15,182	(a)
Berkshire Hills Bancorp Inc.	1,142	29,167
BofI Holding Inc.	519	18,622	(a)
Brookline Bancorp Inc.	3,319	30,336
Cape Bancorp Inc.	453	4,149
Charter Financial Corp.	319	4,080
Clifton Savings Bancorp Inc.	423	5,271
Dime Community Bancshares Inc.	1,477	21,210
ESB Financial Corp.	498	6,818
ESSA Bancorp Inc.	391	4,238
EverBank Financial Corp.	1,100	16,940
Federal Agricultural Mortgage Corp.	483	14,872
First Defiance Financial Corp.	460	10,727
First Federal Bancshares of Arkansas Inc.	222	2,220	(a)
First Financial Holdings Inc.	844	17,690
First Financial Northwest Inc.	676	5,280	(a)
First Pactrust Bancorp Inc.	518	5,905
Flushing Financial Corp.	1,486	25,173
Fox Chase Bancorp Inc.	560	9,458
Franklin Financial Corp.	521	9,508
Heritage Financial Group Inc.	337	4,880
Hingham Institution for Savings	15	1,046
Home Bancorp Inc.	213	3,964	(a)
Home Federal Bancorp Inc.	719	9,203
Home Loan Servicing Solutions Ltd.	2,170	50,626
HomeStreet Inc.	430	9,606
Hudson City Bancorp Inc.	39,577	341,945
Kearny Financial Corp.	734	7,487
Meridian Interstate Bancorp Inc.	357	6,694	(a)
MGIC Investment Corp.	11,572	57,281	(a)
NASB Financial Inc.	217	4,568	(a)
Nationstar Mortgage Holdings Inc.	923	34,059	(a)
New York Community Bancorp Inc.	20,242	290,473
Northfield Bancorp Inc.	979	11,121
Northwest Bancshares Inc.	4,618	58,602
OceanFirst Financial Corp.	647	9,330
Ocwen Financial Corp.	4,989	189,183	(a)
Oritani Financial Corp.	2,161	33,474
Peoples Federal Bancshares Inc.	139	2,655
People’s United Financial Inc.	28,187	378,833
Provident Financial Holdings Inc.	504	8,573
Provident Financial Services Inc.	2,870	43,825
Provident New York BanCorp.	1,877	17,024
Radian Group Inc.	7,272	77,883
Rockville Financial Inc.	1,344	17,418
Roma Financial Corp.	472	7,580
SI Financial Group Inc.	434	5,247
Simplicity Bancorp Inc.	336	5,050
Territorial Bancorp Inc.	397	9,441
Tree.com Inc.	351	6,490
TrustCo Bank Corp NY	4,584	25,579
United Financial Bancorp Inc.	943	14,334
ViewPoint Financial Group Inc.	1,560	31,372
Walker & Dunlop Inc.	531	9,542	(a)
Washington Federal Inc.	4,728	82,740
Waterstone Financial Inc.	518	4,284	(a)

Westfield Financial Inc.	1,127	8,768
WSFS Financial Corp.	338	16,440
		2,257,399

Tires & Rubber—0.0%*
Cooper Tire & Rubber Co.	2,885	74,029
The Goodyear Tire & Rubber Co.	20,394	257,168	(a)
		331,197

Tobacco—0.7%
Alliance One International Inc.	3,958	15,397	(a)
Altria Group Inc.	167,884	5,773,531
Lorillard Inc.	31,700	1,279,095
Philip Morris International Inc.	137,632	12,759,863
Reynolds American Inc.	26,990	1,200,785
Universal Corp.	2,057	115,274
Vector Group Ltd.	2,577	41,541
		21,185,486

Trading Companies & Distributors—0.1%
Aceto Corp.	1,153	12,764
Aircastle Ltd.	2,727	37,305
Applied Industrial Technologies Inc.	1,939	87,255
Beacon Roofing Supply Inc.	2,206	85,284	(a)
BlueLinx Holdings Inc.	2,106	6,002	(h)
CAI International Inc.	670	19,309	(a)
DXP Enterprises Inc.	400	29,880	(a)
Edgen Group Inc.	667	4,822	(a)
Fastenal Co.	22,647	1,162,923
GATX Corp.	2,136	111,008
H&E Equipment Services Inc.	1,357	27,683
Houston Wire & Cable Co.	787	10,192
Kaman Corp.	1,207	42,812
MSC Industrial Direct Co Inc.	2,052	176,021
Rush Enterprises Inc.	1,486	35,842	(a)
SeaCube Container Leasing Ltd.	466	10,699
TAL International Group Inc.	1,355	61,395
Textainer Group Holdings Ltd.	647	25,589
Titan Machinery Inc.	789	21,895	(a)
United Rentals Inc.	4,230	232,523	(a)
Watsco Inc.	2,685	226,023
Willis Lease Finance Corp.	128	1,935	(a)
WW Grainger Inc.	4,976	1,119,500
		3,548,661

Trucking—0.0%*
AMERCO	320	55,533
Arkansas Best Corp.	1,235	14,425
Avis Budget Group Inc.	4,933	137,285	(a)
Celadon Group Inc.	905	18,878
Con-way Inc.	2,497	87,919
Heartland Express Inc.	2,127	28,374
JB Hunt Transport Services Inc.	4,086	304,325
Knight Transportation Inc.	2,647	42,617
Landstar System Inc.	2,006	114,523
Marten Transport Ltd.	623	12,541
Old Dominion Freight Line Inc.	3,257	124,417
Patriot Transportation Holding Inc.	275	7,651	(a)
Quality Distribution Inc.	1,097	9,226	(a)

Roadrunner Transportation Systems Inc.	632	14,536	(a)
Ryder System Inc.	4,255	254,236
Saia Inc.	715	25,862	(a)
Swift Transportation Co.	3,691	52,338	(a)
Universal Truckload Services Inc.	261	6,089	(a)
Werner Enterprises Inc.	3,845	92,818
		1,403,593

Water Utilities—0.0%*
American States Water Co.	875	50,374
Aqua America Inc.	6,477	203,637
Artesian Resources Corp.	336	7,550
Cadiz Inc.	659	4,455	(a)
California Water Service Group	1,924	38,288
Connecticut Water Service Inc.	500	14,615
Middlesex Water Co.	660	12,883
SJW Corp.	676	17,914
York Water Co.	498	9,362
		359,078

Wireless Telecommunication Services—0.1%
Boingo Wireless Inc.	705	3,892	(a)
Crown Castle International Corp.	24,549	1,709,592	(a)
Leap Wireless International Inc.	2,835	16,698	(a)
MetroPCS Communications Inc.	26,372	287,455	(a)
NTELOS Holdings Corp.	385	4,932
Shenandoah Telecommunications Co.	1,245	18,961
Sprint Nextel Corp.	251,836	1,563,902	(a)
Telephone & Data Systems Inc.	4,726	99,577
USA Mobility Inc.	384	5,096
		3,710,105

Total Domestic Equity
(Cost $1,158,956,878)		1,284,924,488

Foreign Equity—21.4%

Common Stock—20.9%

Advertising—0.1%
Cheil Worldwide Inc.	3,970	$85,816	(a)
Dentsu Inc.	6,900	205,341
Hakuhodo DY Holdings Inc.	860	66,041
JCDecaux S.A.	2,567	70,475
MDC Partners Inc.	1,226	19,824
Publicis Groupe S.A.	6,662	447,495
WPP PLC	47,525	757,004
		1,651,996

Aerospace & Defense—0.2%
AviChina Industry & Technology Company Ltd.	76,000	37,595
BAE Systems PLC	120,203	719,686
Bombardier Inc.	51,880	205,794
CAE Inc.	8,733	85,357
Cobham PLC	39,356	145,217
Embraer S.A.	20,700	184,789
European Aeronautic Defence and Space Company N.V.	16,636	848,082
Finmeccanica S.p.A.	15,038	72,414
Korea Aerospace Industries Ltd.	1,660	38,494
Meggitt PLC	28,835	214,982

Rolls-Royce Holdings PLC	69,849	1,198,504
Safran S.A.	8,523	380,810
Singapore Technologies Engineering Ltd.	58,000	201,499
Thales S.A.	3,301	139,860
Zodiac Aerospace	1,247	145,556
		4,618,639

Agricultural Products—0.0%*
Astra Agro Lestari Tbk PT	15,000	28,557
Charoen Pokphand Indonesia Tbk PT	264,000	137,196
China Agri-Industries Holdings Ltd.	83,000	42,769
Felda Global Ventures Holdings Bhd	47,900	70,848
Genting Plantations Bhd	8,500	23,607
Golden Agri-Resources Ltd.	276,000	129,034
IOI Corp Bhd	125,200	188,417
Kernel Holding S.A.	1,837	33,380	(a)
Kuala Lumpur Kepong Bhd	18,200	121,902
Wilmar International Ltd.	75,000	208,568
		984,278

Air Freight & Logistics—0.0%*
Deutsche Post AG	33,837	781,015
Hyundai Glovis Company Ltd.	540	93,187
TNT Express N.V.	12,304	90,342
Toll Holdings Ltd.	25,348	156,709
Yamato Holdings Company Ltd.	13,900	251,625
		1,372,878

Airlines—0.1%
Air China Ltd.	70,000	62,221
AirAsia BHD	48,500	44,796
All Nippon Airways Company Ltd.	46,000	94,916
Cathay Pacific Airways Ltd.	54,000	92,381
China Airlines Ltd.	104,000	40,344	(a)
China Southern Airlines Company Ltd.	70,000	40,038
Deutsche Lufthansa AG	8,489	166,072
Eva Airways Corp.	65,000	38,366	(a)
International Consolidated Airlines Group S.A.	33,764	130,069	(a)
Japan Airlines Company Ltd.	2,200	102,606
Korean Air Lines Company Ltd.	1,650	60,210
Latam Airlines Group S.A.	10,069	217,473
Qantas Airways Ltd.	41,362	76,973	(a)
Singapore Airlines Ltd.	21,000	185,523
Turk Hava Yollari	17,545	71,751	(a)
		1,423,739

Airport Services—0.0%*
Aeroports de Paris	1,084	92,106	(a)
Airports of Thailand PCL	13,500	56,471
Auckland International Airport Ltd.	31,198	76,994
Beijing Capital International Airport Company Ltd.	64,000	46,170
Fraport AG Frankfurt Airport Services Worldwide	1,434	80,515
Grupo Aeroportuario del Pacifico SAB de C.V.	10,700	63,086
Grupo Aeroportuario del Sureste SAB de C.V.	7,500	101,992
Malaysia Airports Holdings Bhd	22,300	41,698
Sydney Airport	9,415	32,195
TAV Havalimanlari Holding AS	6,264	40,329
		631,556

Alternative Carriers—0.0%*
Iliad S.A.	844	179,853
Inmarsat PLC	16,632	177,415
magicJack VocalTec Ltd.	685	9,590	(a)
Telenet Group Holding N.V.	1,897	93,978
Ziggo N.V.	4,394	154,797
		615,633

Aluminum—0.0%*
Alumina Ltd.	91,959	106,418
Aluminum Corp of China Ltd.	152,000	58,939	(a)
Hindalco Industries Ltd.	39,321	66,234
Norsk Hydro ASA	36,328	157,209
		388,800

Apparel Retail—0.1%
ABC-Mart Inc.	1,000	38,130
Belle International Holdings Ltd.	173,000	288,383
Cia Hering	5,200	93,099
Fast Retailing Company Ltd.	2,000	636,673
Hennes & Mauritz AB	35,579	1,274,978
Inditex S.A.	8,153	1,082,522
Mr Price Group Ltd.	8,676	110,634
Shimamura Company Ltd.	800	93,427
The Foschini Group Ltd.	7,514	92,385
Truworths International Ltd.	16,087	158,109
		3,868,340

Apparel, Accessories & Luxury Goods—0.2%
Adidas AG	7,863	817,241
Bosideng International Holdings Ltd.	108,000	33,530
Burberry Group PLC	16,506	333,095
Christian Dior S.A.	2,020	335,648
Cie Financiere Richemont S.A.	19,546	1,537,755
Gildan Activewear Inc.	4,285	170,944
Hugo Boss AG	924	103,725
Luxottica Group S.p.A.	6,152	308,960
LVMH Moet Hennessy Louis Vuitton S.A.	9,509	1,634,986
The Swatch Group AG ††	1,179	687,268
The Swatch Group AG ††	1,506	153,232
Titan Industries Ltd.	7,768	36,325
		6,152,709

Application Software—0.1%
Dassault Systemes S.A.	2,306	267,035
NICE Systems Ltd.	2,227	81,929	(a)
SAP AG	34,495	2,768,438
Sapiens International Corp N.V.	604	3,286
The Sage Group PLC	45,179	235,099
		3,355,787

Asset Management & Custody Banks—0.1%
3i Group PLC	38,166	183,132
Aberdeen Asset Management PLC	33,047	215,374
CETIP SA - Mercados Organizados	8,000	95,222
CI Financial Corp.	6,077	168,083
Egyptian Kuwaiti Holding Company SAE	27,253	32,704	(a)
Hargreaves Lansdown PLC	9,137	120,427
IGM Financial Inc.	4,272	192,460

Julius Baer Group Ltd.	8,379	326,595
Mirae Asset Securities Company Ltd.	1,260	46,602	(a)
Partners Group Holding AG	704	174,188
Ratos AB	7,949	84,172
SBI Holdings Inc.	9,100	80,334
Schroders PLC	4,533	145,097
		1,864,390

Auto Parts & Equipment—0.2%
Aisin Seiki Company Ltd.	7,200	263,816
Continental AG	4,109	492,126
Delphi Automotive PLC	24,587	1,091,663
Denso Corp.	18,100	765,236
GKN PLC	60,360	242,424
Hyundai Mobis	2,609	729,282
Hyundai Wia Corp.	628	93,133
Koito Manufacturing Company Ltd.	3,000	51,532
Magna International Inc.	8,349	490,692
Mando Corp.	574	60,103
NGK Spark Plug Company Ltd.	7,000	106,988
NHK Spring Company Ltd.	6,000	62,476
NOK Corp.	4,000	57,562
Stanley Electric Company Ltd.	5,300	91,490
Toyoda Gosei Company Ltd.	2,500	59,854
Toyota Boshoku Corp.	2,700	38,022
Toyota Industries Corp.	6,100	223,511
		4,919,910

Automobile Manufacturers—0.6%
Astra International Tbk PT	757,000	615,415
Bayerische Motoren Werke AG	12,660	1,094,238
Brilliance China Automotive Holdings Ltd.	94,000	110,437	(a)
Byd Company Ltd.	19,500	62,675	(a)
China Motor Corp.	19,000	17,569
Daihatsu Motor Company Ltd.	7,000	145,033
Daimler AG	34,046	1,855,629
Dongfeng Motor Group Company Ltd.	102,000	143,224
Fiat S.p.A.	32,883	175,234	(a)
Ford Otomotiv Sanayi AS	2,547	36,597
Fuji Heavy Industries Ltd.	22,000	347,245
Geely Automobile Holdings Ltd.	140,000	68,353
Great Wall Motor Company Ltd.	38,000	128,989
Guangzhou Automobile Group Company Ltd.	82,000	69,824
Honda Motor Company Ltd.	61,000	2,335,673
Hyundai Motor Co.	5,956	1,196,446
Isuzu Motors Ltd.	44,000	265,348
Kia Motors Corp.	10,207	514,662
Mahindra & Mahindra Ltd.	11,419	181,013
Mazda Motor Corp.	103,000	301,266
Mitsubishi Motors Corp.	146,000	152,180	(a)
Nissan Motor Company Ltd.	93,200	899,090
Peugeot S.A.	9,190	66,675
Renault S.A.	7,144	448,360
Suzuki Motor Corp.	13,700	305,853
Tata Motors Ltd.	28,458	141,060
Tofas Turk Otomobil Fabrikasi AS	4,588	33,088
Toyota Motor Corp.	101,300	5,198,601
UMW Holdings Bhd	17,900	77,462

Volkswagen AG	1,072	202,009
Yulon Motor Company Ltd.	32,000	56,932
		17,246,180

Automotive Retail—0.0%*
Hotai Motor Company Ltd.	9,000	72,385
USS Company Ltd.	780	89,598
Zhongsheng Group Holdings Ltd.	21,500	26,035
		188,018

Biotechnology—0.1%
Actelion Ltd.	4,077	221,943
CSL Ltd.	18,930	1,168,932
Elan Corp PLC	17,785	204,831
Grifols S.A.	5,525	205,213
		1,800,919

Brewers—0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,485	119,959	(a)
Anheuser-Busch InBev N.V.	30,078	2,983,637
Asahi Group Holdings Ltd.	14,600	349,238
Carlsberg A/S	4,030	392,900
Cia Cervecerias Unidas S.A.	3,906	64,847
Cia de Bebidas das Americas	5,400	221,426
Grupo Modelo SAB de C.V.	24,300	220,291
Heineken Holding N.V.	3,756	241,106
Heineken N.V.	8,643	652,590
Kirin Holdings Company Ltd.	32,000	514,274
SABMiller PLC	35,819	1,884,048
Tsingtao Brewery Company Ltd.	12,000	76,134
United Breweries Ltd.	2,416	31,117
		7,751,567

Broadcasting—0.0%*
BEC World PCL	35,500	77,582
Central European Media Enterprises Ltd.	1,836	7,748	(a)
Global Mediacom Tbk PT	224,500	53,714
Grupo Televisa SAB	96,900	515,082
ITV PLC	138,654	272,438
Media Nusantara Citra Tbk PT	154,000	44,770
Zee Entertainment Enterprises Ltd.	17,372	67,442	(a)
		1,038,776

Building Products—0.1%
Asahi Glass Company Ltd.	38,000	263,114
Assa Abloy AB	12,349	505,394
Cie de St-Gobain	14,902	553,403
Daikin Industries Ltd.	8,800	344,905
Geberit AG	1,390	343,041
KCC Corp.	194	51,700
LIXIL Group Corp.	9,800	195,124
Taiwan Glass Industry Corp.	34,000	31,098
TOTO Ltd.	10,000	89,555
		2,377,334

Cable & Satellite—0.1%
British Sky Broadcasting Group PLC	40,757	546,467
Cyfrowy Polsat S.A.	6,693	34,983	(a)
Eutelsat Communications S.A.	5,034	177,797
Jupiter Telecommunications Company Ltd.	80	104,914
Kabel Deutschland Holding AG	3,301	305,110

Naspers Ltd.	14,726	919,487
SES S.A.	11,942	374,934
Shaw Communications Inc.	14,244	352,753
		2,816,445

Casinos & Gaming—0.1%
Berjaya Sports Toto Bhd	25,300	33,908
Crown Ltd.	15,009	192,466
Echo Entertainment Group Ltd.	27,689	100,458
Galaxy Entertainment Group Ltd.	80,000	333,907	(a)
Genting Bhd	78,200	253,553
Genting Malaysia Bhd	109,600	129,899
Genting Singapore PLC	236,000	284,395
Kangwon Land Inc.	4,050	111,934
MGM China Holdings Ltd.	39,200	84,332
OPAP S.A.	8,369	66,199
Sands China Ltd.	92,000	477,028
SJM Holdings Ltd.	75,000	187,436
SKYCITY Entertainment Group Ltd.	20,717	76,561
Tabcorp Holdings Ltd.	27,993	94,265
Tatts Group Ltd.	50,149	165,737
Wynn Macau Ltd.	60,800	161,739	(a)
		2,753,817

Coal & Consumable Fuels—0.1%
Adaro Energy Tbk PT	538,500	72,594
Banpu PCL	3,800	48,919
Bumi Resources Tbk PT	557,500	39,586
Cameco Corp.	14,809	307,273
China Coal Energy Company Ltd.	155,000	138,773
China Shenhua Energy Company Ltd.	127,500	463,179
Coal India Ltd.	18,723	106,688
Exxaro Resources Ltd.	4,703	83,711
Indo Tambangraya Megah Tbk PT	14,500	52,971
Inner Mongolia Yitai Coal Company Ltd.	21,200	122,939
Tambang Batubara Bukit Asam Persero Tbk PT	30,000	44,456
Whitehaven Coal Ltd.	17,323	38,287
Yanzhou Coal Mining Company Ltd.	76,000	102,408
		1,621,784

Commercial Printing—0.0%*
Dai Nippon Printing Company Ltd.	21,000	199,904
Toppan Printing Company Ltd.	21,000	150,989
		350,893

Commodity Chemicals—0.2%
Alpek SA de C.V.	17,600	42,049
Arkema S.A.	2,306	210,152
Asahi Kasei Corp.	47,000	316,433
China Petrochemical Development Corp.	65,000	35,323
Denki Kagaku Kogyo KK	17,000	61,115
Eternal Chemical Company Ltd.	23,000	18,998
Formosa Chemicals & Fibre Corp.	118,000	263,998
Formosa Plastics Corp.	149,000	351,790
Hanwha Chemical Corp.	3,760	66,407
Hanwha Corp.	2,100	63,513
Hyosung Corp.	1,055	52,058
Indorama Ventures PCL	55,500	43,210
Kaneka Corp.	11,000	63,412

Kumho Petro chemical Company Ltd.	572	54,496
Kuraray Company Ltd.	12,900	181,248
LCY Chemical Corp.	19,000	21,222
LG Chem Ltd.	1,784	424,915
Lotte Chemical Corp.	682	121,063
Mexichem SAB de C.V.	39,000	209,078
Mitsui Chemicals Inc.	34,000	73,772
Nan Ya Plastics Corp.	175,000	307,834
Orica Ltd.	13,734	350,084
Oriental Union Chemical Corp.	24,000	24,680
Petronas Chemicals Group Bhd	104,300	217,257
PTT Global Chemical PCL	62,900	149,276
Sinopec Shanghai Petrochemical Company Ltd.	86,000	37,778
Synthos S.A.	17,899	34,670
Teijin Ltd.	36,000	83,089
Toray Industries Inc.	56,000	378,813
TSRC Corp.	21,000	40,732
		4,298,465

Communications Equipment—0.1%
HTC Corp.	27,000	220,316
Nokia OYJ	140,568	455,590
Research In Motion Ltd.	17,699	262,885	(a)
Telefonaktiebolaget LM Ericsson	114,015	1,423,872
ZTE Corp.	24,400	42,685
		2,405,348

Computer & Electronics Retail—0.0%*
GOME Electrical Appliances Holding Ltd.	395,000	43,252	(a)
Yamada Denki Company Ltd.	3,280	150,011
		193,263

Computer Hardware—0.1%
Acer Inc.	94,000	81,418
Advantech Company Ltd.	10,000	43,307
Asustek Computer Inc.	25,000	297,216
Clevo Co.	19,000	28,116
Compal Electronics Inc.	158,000	111,225
Foxconn Technology Company Ltd.	28,000	77,157
Fujitsu Ltd.	70,000	291,108
Inventec Corp.	80,000	30,098
Lenovo Group Ltd.	232,000	230,128
NEC Corp.	98,000	260,583
Pegatron Corp.	59,000	90,367	(a)
Quanta Computer Inc.	93,000	204,645
Toshiba Corp.	151,000	764,476
Wistron Corp.	79,000	86,391
		2,596,235

Computer Storage & Peripherals—0.0%*
Catcher Technology Company Ltd.	21,000	94,106
Chicony Electronics Company Ltd.	17,000	45,083
Gemalto N.V.	2,991	261,362
Lite-On Technology Corp.	75,000	121,645
Simplo Technology Company Ltd.	11,000	50,765
		572,961

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	5,260	122,963
Aveng Ltd.	13,998	49,236

Balfour Beatty PLC	25,395	90,541
Bouygues S.A.	7,087	192,565
China Communications Construction Company Ltd.	166,000	154,610
China Railway Construction Corp Ltd.	73,500	69,782
China Railway Group Ltd.	149,000	75,818
China State Construction International Holdings Ltd.	66,000	90,294
Chiyoda Corp.	6,000	67,007
CTCI Corp.	20,000	38,525
Daelim Industrial Company Ltd.	1,043	85,401
Daewoo Engineering & Construction Company Ltd.	5,220	41,944	(a)
Doosan Heavy Industries & Construction Company Ltd.	2,060	83,133
Ferrovial S.A.	15,130	240,524
GS Engineering & Construction Corp.	1,527	73,976
Hochtief AG	1,172	76,362
Hyundai Development Co.	2,530	56,167
Hyundai Engineering & Construction Company Ltd.	2,684	159,940
JGC Corp.	8,000	204,722
Kajima Corp.	32,000	86,790
Kinden Corp.	4,000	26,207
Koninklijke Boskalis Westminster N.V.	2,811	111,862
Larsen & Toubro Ltd.	7,821	196,856
Leighton Holdings Ltd.	5,663	121,267
Malaysia Marine and Heavy Engineering Holdings Bhd	18,500	22,584
Obayashi Corp.	24,000	114,614
Orascom Construction Industries	3,490	123,121	(a)
Samsung Engineering Company Ltd.	1,192	137,135
Shimizu Corp.	23,000	75,346
Skanska AB	14,043	254,424
SNC-Lavalin Group Inc.	5,639	236,006
Taisei Corp.	38,000	105,488
Vinci S.A.	17,221	777,178
		4,362,388

Construction & Farm Machinery & Heavy Trucks—0.2%
CSR Corp Ltd.	72,000	51,106
Daewoo Shipbuilding & Marine Engineering Company Ltd.	3,870	95,306
Fiat Industrial S.p.A.	31,963	359,953
Hino Motors Ltd.	9,000	97,256
Hitachi Construction Machinery Company Ltd.	4,100	87,652
Hyundai Heavy Industries Company Ltd.	1,621	311,787
Hyundai Mipo Dockyard	499	51,802
Komatsu Ltd.	35,100	833,634
Kubota Corp.	41,000	592,193
MAN SE	1,607	173,070
Samsung Heavy Industries Company Ltd.	6,060	190,907
Scania AB	11,843	248,262
SembCorp Marine Ltd.	33,000	117,838
United Tractors Tbk PT	63,000	117,993
Volvo AB	52,227	761,075
Weichai Power Company Ltd.	18,000	60,173
Yangzijiang Shipbuilding Holdings Ltd.	82,000	64,114
Zoomlion Heavy Industry Science and Technology Company Ltd.	51,600	62,484
		4,276,605

Construction Materials—0.2%
ACC Ltd.	1,972	42,016
Ambuja Cements Ltd.	22,724	72,750
Anhui Conch Cement Company Ltd.	46,500	154,548
Asia Cement Corp.	75,000	90,795

BBMG Corp.	42,500	34,547
Boral Ltd.	28,440	145,582
Cementos Argos S.A.	13,625	64,845	(a)
Cemex SAB de C.V.	398,800	484,798	(a)
China National Building Material Company Ltd.	108,000	136,067
China Resources Cement Holdings Ltd.	80,000	45,139
China Shanshui Cement Group Ltd.	69,000	39,555
CRH PLC	26,450	584,867
Fletcher Building Ltd.	25,315	181,804
Grupo Argos S.A.	11,233	133,714
HeidelbergCement AG	5,329	383,617
Holcim Ltd.	8,616	688,316
Imerys S.A.	1,254	81,785
Indocement Tunggal Prakarsa Tbk PT	55,500	133,074
James Hardie Industries Plc	15,995	166,923
Lafarge Malayan Cement Bhd	13,800	44,032
Lafarge S.A.	6,969	463,821
PPC Ltd.	18,434	64,397
Semen Indonesia Persero Tbk PT	110,500	201,271
Siam Cement PCL	16,700	273,724
Taiheiyo Cement Corp.	42,000	100,511
Taiwan Cement Corp.	117,000	143,988
Ultratech Cement Ltd.	1,319	45,722
		5,002,208

Consumer Electronics—0.1%
Casio Computer Company Ltd.	8,300	64,709
LG Electronics Inc.	4,128	302,013
Panasonic Corp.	83,400	624,480
Sharp Corp.	38,000	108,317
Sony Corp.	38,100	658,504
		1,758,023

Consumer Finance—0.0%*
Acom Company Ltd.	1,600	45,658
Aeon Credit Service Company Ltd.	2,900	82,108
Compartamos SAB de C.V.	41,300	75,945
Credit Saison Company Ltd.	6,100	152,078
Samsung Card Company Ltd.	1,970	67,461
Shriram Transport Finance Company Ltd.	4,730	60,324
		483,574

Data Processing & Outsourced Services—0.0%*
Amadeus IT Holding S.A.	11,777	318,714
Cielo S.A.	11,000	324,760
Computershare Ltd.	16,714	177,737
		821,211

Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	84,802
Far Eastern Department Stores Company Ltd.	37,000	32,914
Golden Eagle Retail Group Ltd.	26,000	46,958
Hyundai Department Store Company Ltd.	628	92,004
Intime Department Store Group Company Ltd.	38,000	43,568
Isetan Mitsukoshi Holdings Ltd.	13,300	191,677
J Front Retailing Company Ltd.	18,000	140,140
Lojas Renner S.A.	4,600	172,516
Lotte Shopping Company Ltd.	446	157,740
Marks & Spencer Group PLC	59,899	354,719
Marui Group Company Ltd.	8,400	86,930

Next PLC	6,138	406,922
Parkson Holdings Bhd	22,300	33,848
Parkson Retail Group Ltd.	53,500	31,703
PPR	2,827	622,207
SACI Falabella	18,398	221,517
Shinsegae Company Ltd.	309	61,517
Takashimaya Company Ltd.	10,000	98,915
Woolworths Holdings Ltd.	27,697	213,136
		3,093,733

Distillers & Vintners—0.2%
Diageo PLC	93,778	2,954,743
Pernod-Ricard S.A.	7,935	990,505
Remy Cointreau S.A.	819	94,819
Treasury Wine Estates Ltd.	23,841	141,427
United Spirits Ltd.	3,227	112,811
Vina Concha y Toro S.A.	15,626	31,169
		4,325,474

Distributors—0.0%*
Dah Chong Hong Holdings Ltd.	31,000	29,312
Imperial Holdings Ltd.	6,577	150,710
Jardine Cycle & Carriage Ltd.	4,000	164,856
Li & Fung Ltd.	224,000	308,761
		653,639

Diversified Banks—2.4%
ABSA Group Ltd.	11,533	194,847
Agricultural Bank of China Ltd.	815,000	390,563
Akbank TAS	68,397	359,089
Alliance Financial Group Bhd	47,100	66,927
Aozora Bank Ltd.	41,000	115,561
Asya Katilim Bankasi AS	24,563	32,443	(a)
Attijariwafa Bank	565	20,925
Australia & New Zealand Banking Group Ltd.	102,195	3,039,682
Axis Bank Ltd.	10,758	258,311
Banca Monte dei Paschi di Siena S.p.A.	249,632	59,302
Banco Bilbao Vizcaya Argentaria S.A.	205,016	1,780,433
Banco Bradesco S.A.	16,940	295,726
Banco de Chile	776,365	122,276
Banco de Credito e Inversiones	1,044	74,292
Banco de Sabadell S.A.	106,406	195,663
Banco do Brasil S.A.	21,900	298,140
Banco Espirito Santo S.A.	76,882	78,881
Banco Latinoamericano de Comercio Exterior S.A.	1,337	33,077
Banco Popolare SC	67,192	84,858
Banco Popular Espanol S.A.	203,732	151,212
Banco Santander Brasil S.A.	29,200	211,576
Banco Santander Chile	2,558,341	181,673
Banco Santander S.A.	387,937	2,611,300
Bancolombia S.A.	7,733	121,833
Bangkok Bank PCL ††	39,400	304,060
Bangkok Bank PCL ††	14,200	107,646
Bank Central Asia Tbk PT	456,500	535,539
Bank Danamon Indonesia Tbk PT	119,500	79,318
Bank Handlowy w Warszawie S.A.	1,235	34,554
Bank Hapoalim BM	40,030	181,521	(a)
Bank Leumi Le-Israel BM	47,822	168,695	(a)

Bank Mandiri Persero Tbk PT	356,000	366,349
Bank Millennium S.A.	17,468	25,779
Bank Negara Indonesia Persero Tbk PT	294,500	153,046
Bank of Ayudhya PCL	90,400	106,498
Bank of Baroda	3,317	41,281
Bank of Communications Company Ltd.	272,000	204,281
Bank of East Asia Ltd.	52,000	204,647
Bank of India	4,830	27,007
Bank of Montreal	22,846	1,437,840
Bank of Nova Scotia	43,172	2,511,833
Bank of the Philippine Islands	25,850	69,677
Bank Pekao S.A.	4,637	223,834
Bankia S.A.	38,241	8,102	(a)
Barclays PLC	435,624	1,925,880
BDO Unibank Inc.	56,200	123,596
BOC Hong Kong Holdings Ltd.	149,500	499,768
BRE Bank S.A.	587	61,724	(a)
CaixaBank	46,150	156,450
Canadian Imperial Bank of Commerce	15,441	1,211,023
Canara Bank	3,570	25,125
Chang Hwa Commercial Bank	177,000	103,587
China CITIC Bank Corp Ltd.	285,000	171,088
China Construction Bank Corp.	2,712,000	2,214,976
China Development Financial Holding Corp.	490,000	139,450	(a)
China Merchants Bank Company Ltd.	147,500	312,380
China Minsheng Banking Corp Ltd.	194,500	248,554
CIMB Group Holdings Bhd	188,500	465,695
Commercial International Bank Egypt SAE	21,548	96,004
Commerzbank AG	144,418	212,337	(a)
Commonwealth Bank of Australia	59,823	4,241,678
Corpbanca S.A.	4,029,013	55,514
Credit Agricole S.A.	37,532	309,700
Danske Bank A/S	24,768	443,695	(a)
DBS Group Holdings Ltd.	68,000	876,995
DNB ASA	37,769	554,636
E.Sun Financial Holding Company Ltd.	148,000	89,337
Erste Group Bank AG	8,208	229,032
First Financial Holding Company Ltd.	252,000	157,171
Grupo Financiero Inbursa SAB de C.V.	74,600	216,742
Grupo Financiero Santander Mexico SAB de C.V.	55,700	168,285
Hang Seng Bank Ltd.	32,300	517,206
HDFC Bank Ltd.	57,218	660,192
Hong Leong Bank Bhd	22,500	104,925
Hong Leong Financial Group Bhd	8,200	39,563
Hua Nan Financial Holdings Company Ltd.	202,000	116,191
Industrial Bank of Korea	8,000	91,677
Intesa Sanpaolo S.p.A. ††	382,439	560,824
Intesa Sanpaolo S.p.A. ††	30,563	38,598	(a)
Kasikornbank PCL ††	20,200	143,473
Kasikornbank PCL ††	52,000	371,111
KB Financial Group Inc.	14,430	479,876
KBC Groep N.V.	8,870	306,048
Komercni Banka AS	560	107,158
Korea Exchange Bank	12,550	83,246
Krung Thai Bank PCL	138,400	117,204
Mega Financial Holding Company Ltd.	302,000	243,903
Mitsubishi UFJ Financial Group Inc.	479,400	2,875,788	(a)
Mizrahi Tefahot Bank Ltd.	4,951	52,858	(a)

Mizuho Financial Group Inc.	862,400	1,843,676
National Australia Bank Ltd.	85,693	2,755,221
National Bank of Canada	6,299	462,590
National Societe Generale Bank SAE	3,876	17,166
Natixis	35,140	133,655
Nedbank Group Ltd.	7,989	165,911
Nordea Bank AB	99,746	1,132,152
OTP Bank PLC	8,571	154,920
Oversea-Chinese Banking Corp Ltd.	99,000	849,871
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,716	379,403
Public Bank Bhd	41,900	220,562
Raiffeisen Bank International AG	1,884	64,146
RHB Capital Bhd	26,700	74,413
Royal Bank of Canada	54,252	3,268,096
Royal Bank of Scotland Group PLC	79,169	331,190
Sberbank of Russia ADR	100,000	1,275,000
Siam Commercial Bank PCL	69,300	420,036
SinoPac Financial Holdings Company Ltd.	234,000	111,121
Skandinaviska Enskilda Banken AB	54,129	544,870
Societe Generale S.A.	26,324	866,361
Standard Bank Group Ltd.	45,475	586,824
State Bank of India	5,167	197,744
Sumitomo Mitsui Financial Group Inc.	50,500	2,062,540
Sumitomo Mitsui Trust Holdings Inc.	118,000	558,498
Svenska Handelsbanken AB	18,954	811,856
Swedbank AB	30,497	695,118
Taishin Financial Holding Company Ltd.	262,000	109,085
Taiwan Business Bank	134,000	42,168
Taiwan Cooperative Financial Holding	200,000	114,037
The Toronto-Dominion Bank	34,440	2,867,203
Turkiye Garanti Bankasi AS	87,844	466,042
Turkiye Is Bankasi	60,618	230,479
Turkiye Vakiflar Bankasi Tao	28,976	92,877
UniCredit S.p.A.	152,178	650,721	(a)
Unione di Banche Italiane SCPA	32,581	120,240
VTB Bank OJSC GDR	56,870	178,913
Westpac Banking Corp.	115,676	3,709,593
Wing Hang Bank Ltd.	8,500	90,336
Woori Finance Holdings Company Ltd.	14,980	168,299
Yapi ve Kredi Bankasi AS	34,531	106,866	(a)
		68,720,159

Diversified Capital Markets—0.2%
China Everbright Ltd.	36,000	57,228
Credit Suisse Group AG	47,268	1,243,409
Deutsche Bank AG	34,963	1,365,511
Investec Ltd.	9,627	67,430
Investec PLC	21,588	150,462
UBS AG	133,226	2,047,033
		4,931,073

Diversified Chemicals—0.2%
Akzo Nobel N.V.	8,935	568,164
BASF SE	33,848	2,969,474
Lanxess AG	3,108	220,781
Mitsubishi Chemical Holdings Corp.	51,000	241,927
Mitsubishi Gas Chemical Company Inc.	14,000	92,321
OCI Company Ltd.	643	92,179
Showa Denko KK	55,000	82,482

Solvay S.A.	2,236	303,347
Sumitomo Chemical Company Ltd.	56,000	175,112
Ube Industries Ltd.	39,000	76,739
		4,822,526

Diversified Financial Services—0.8%
African Bank Investments Ltd.	28,688	94,715
AMMB Holdings Bhd	71,600	151,224
Bank of China Ltd.	2,833,000	1,313,830
Bank Rakyat Indonesia Persero Tbk PT	420,000	378,184
BNP Paribas S.A.	37,760	1,941,443
Chinatrust Financial Holding Company Ltd.	427,000	254,179
Credicorp Ltd.	2,608	433,058
FirstRand Ltd.	118,350	415,379
Fubon Financial Holding Company Ltd.	222,000	317,381
Grupo Financiero Banorte SAB de C.V.	70,000	561,684
HSBC Holdings PLC	686,028	7,317,940
ICICI Bank Ltd.	16,243	313,847
Industrial & Commercial Bank of China Ltd.	2,446,000	1,714,136
ING Groep N.V.	143,998	1,023,834	(a)
Kotak Mahindra Bank Ltd.	11,259	135,895
Lloyds Banking Group PLC	1,580,579	1,168,575	(a)
Malayan Banking Bhd	162,700	493,906
Metropolitan Bank & Trust	11,560	33,142
ORIX Corp.	40,400	513,916
Pohjola Bank PLC	5,612	81,720
Reliance Capital Ltd.	4,115	23,675
RMB Holdings Ltd.	26,636	120,776
Standard Chartered PLC	89,882	2,324,960
Turkiye Halk Bankasi AS	23,707	253,512
United Overseas Bank Ltd.	49,000	804,949
		22,185,860

Diversified Metals & Mining—0.6%
African Rainbow Minerals Ltd.	3,913	80,747
Anglo American PLC	52,047	1,337,201
Antofagasta PLC	14,780	220,836
Assore Ltd.	1,177	39,841
BHP Billiton Ltd.	120,724	4,123,198
BHP Billiton PLC	78,946	2,295,618
Boliden AB	9,945	160,448
Eurasian Natural Resources Corp PLC	10,487	39,189
First Quantum Minerals Ltd.	17,669	336,006
Glencore International PLC	142,721	771,721
Grupo Mexico SAB de C.V.	142,700	575,234
Iluka Resources Ltd.	15,658	152,632
Jastrzebska Spolka Weglowa S.A.	1,318	37,849
Jiangxi Copper Company Ltd.	52,000	115,084
Kazakhmys PLC	7,985	47,578
KGHM Polska Miedz S.A.	5,185	251,562
Korea Zinc Company Ltd.	341	108,650
Minera Frisco SAB de C.V.	22,700	98,423	(a)
Mitsubishi Materials Corp.	42,000	118,379
MMC Norilsk Nickel OJSC ADR	18,285	308,834
MMG Ltd.	64,000	23,580	(a)
OZ Minerals Ltd.	11,627	64,609
Revett Minerals Inc.	1,150	2,622	(a)
Rio Tinto Ltd.	16,381	976,862

Rio Tinto PLC	50,140	2,348,768
Shougang Fushan Resources Group Ltd.	120,000	53,332
Southern Copper Corp.	6,504	244,355
Sterlite Industries India Ltd.	49,268	84,984
Sumitomo Metal Mining Company Ltd.	19,000	268,368
Teck Resources Ltd.	21,640	609,187
Turquoise Hill Resources Ltd.	14,556	92,699
Vedanta Resources PLC	4,005	61,118
Xstrata PLC	78,600	1,274,660
		17,324,174

Diversified Real Estate Activities—0.3%
Ayala Land Inc.	192,700	154,406
Brookfield Asset Management Inc.	20,962	765,481
CapitaLand Ltd.	99,000	281,694
City Developments Ltd.	19,000	173,521
Daito Trust Construction Company Ltd.	2,700	231,461
Daiwa House Industry Company Ltd.	19,000	370,825
DLF Ltd.	15,616	68,038
Franshion Properties China Ltd.	114,000	37,008
Hang Lung Properties Ltd.	87,000	325,578
Henderson Land Development Company Ltd.	38,000	259,692
Kerry Properties Ltd.	29,500	131,299
Lend Lease Group	20,037	213,074
Mitsubishi Estate Company Ltd.	44,000	1,240,630
Mitsui Fudosan Company Ltd.	31,000	881,004
New World Development Company Ltd.	146,000	247,513
Nomura Real Estate Holdings Inc.	3,700	82,642
Poly Property Group Company Ltd.	74,000	47,092
Sumitomo Realty & Development Company Ltd.	13,000	503,989
Sun Hung Kai Properties Ltd.	60,000	806,941
Swire Pacific Ltd.	27,000	344,515
Tokyu Land Corp.	16,000	150,096
UOL Group Ltd.	18,000	101,274
Wharf Holdings Ltd.	58,000	518,161
Wheelock & Company Ltd.	36,000	192,924
Yuexiu Property Company Ltd.	186,000	53,672
		8,182,530

Diversified REITs—0.1%
British Land Company PLC	31,427	259,360
Dexus Property Group	171,821	186,297
Fonciere Des Regions	950	74,511
Gecina S.A.	794	92,292
GPT Group	52,225	201,999
H&R Real Estate Investment Trust	3,627	83,504
ICADE	849	74,373
Land Securities Group PLC	28,613	360,179
Mirvac Group	124,267	209,878
Stockland	82,020	312,111
		1,854,504

Diversified Support Services—0.0%*
Aggreko PLC	10,043	271,751
Babcock International Group PLC	13,231	218,586
Brambles Ltd.	58,417	515,845
Edenred	6,333	207,615
Multiplus S.A.	1,800	26,603

Ritchie Bros Auctioneers Inc.	3,319	72,264
		1,312,664

Drug Retail—0.0%*
Raia Drogasil S.A.	7,400	79,088
Shoppers Drug Mart Corp.	7,813	334,299
		413,387

Education Services—0.0%*
Anhanguera Educacional Participacoes S.A.	4,600	74,372
Benesse Holdings Inc.	2,500	106,360
Kroton Educacional S.A.	5,400	69,497
		250,229

Electric Utilities—0.3%
Acciona S.A.	948	51,773
Centrais Eletricas Brasileiras S.A.	11,000	38,133
CEZ AS	6,076	178,231
Cheung Kong Infrastructure Holdings Ltd.	22,000	150,773
Chubu Electric Power Company Inc.	24,000	292,023
CLP Holdings Ltd.	70,000	613,193
Contact Energy Ltd.	11,922	56,947
CPFL Energia S.A.	9,200	96,273
E.CL S.A.	20,143	43,125
EDP—Energias de Portugal S.A.	70,982	218,937
EDP—Energias do Brasil S.A.	9,400	58,833
Electricite de France S.A.	9,161	175,984
Enea S.A.	3,755	17,145
Enel S.p.A.	246,096	804,566	(a)
Enersis S.A.	745,086	287,452
Federal Hydrogenerating Company JSC ADR	52,229	100,175
Fortis Inc.	7,183	241,448
Fortum OYJ	16,820	339,529
Hokkaido Electric Power Company Inc.	6,900	70,453
Hokuriku Electric Power Co.	6,200	76,428
Iberdrola SA	170,689	796,287
IDGC Holding JSC GDR	3,694	39,156
Interconexion Electrica S.A. ESP	12,838	63,207
Isagen S.A. ESP	25,432	35,338
Korea Electric Power Corp.	9,620	263,283	(a)
Kyushu Electric Power Company Inc.	16,000	163,029
Light S.A.	2,500	24,797
PGE S.A.	27,532	141,704
Power Assets Holdings Ltd.	54,000	508,860
Power Grid Corporation of India Ltd.	41,167	80,100
Red Electrica Corp S.A.	4,028	203,015
Reliance Infrastructure Ltd.	4,020	24,105
Shikoku Electric Power Company Inc.	6,300	89,655
SP AusNet	62,633	78,031
SSE PLC	35,177	792,672
Tata Power Company Ltd.	35,700	63,058
Tauron Polska Energia S.A.	37,527	49,383
Tenaga Nasional Bhd	104,800	243,682
Terna Rete Elettrica Nazionale S.p.A.	48,574	201,467
The Chugoku Electric Power Company Inc.	10,900	142,250
The Kansai Electric Power Company Inc.	28,200	267,243
Tohoku Electric Power Company Inc.	17,000	135,248
Tokyo Electric Power Company Inc.	54,700	134,976

Verbund AG	2,691	58,433
		8,510,400

Electrical Components & Equipment—0.1%
Fuji Electric Company Ltd.	21,000	61,423
Furukawa Electric Company Ltd.	25,000	55,041
GS Yuasa Corp.	14,000	58,371
Legrand S.A.	8,783	383,686
LS Corp.	809	64,132
LS Industrial Systems Company Ltd.	738	40,528
Mabuchi Motor Company Ltd.	900	48,437
Nidec Corp.	4,100	245,076
Prysmian S.p.A.	7,493	154,429
Schneider Electric S.A.	19,624	1,436,352
Sumitomo Electric Industries Ltd.	28,000	342,183
Teco Electric and Machinery Company Ltd.	64,000	50,832
Ushio Inc.	3,900	39,780
Walsin Lihwa Corp.	120,000	34,312
Zhuzhou CSR Times Electric Company Ltd.	17,000	48,179
		3,062,761

Electronic Components—0.1%
AU Optronics Corp.	287,000	124,772	(a)
Cheng Uei Precision Industry Company Ltd.	14,000	26,406
Delta Electronics Inc.	67,000	280,077
E Ink Holdings Inc.	32,000	24,613
Hamamatsu Photonics KK	2,600	102,733
Hirose Electric Co Ltd.	1,100	144,725
Hoya Corp.	16,400	308,045
Ibiden Company Ltd.	4,700	73,284
Innolux Corp.	209,000	128,605
Kingboard Chemical Holdings Ltd.	22,500	64,202
Kyocera Corp.	5,700	520,772
Largan Precision Company Ltd.	4,000	104,339
LG Display Company Ltd.	8,970	260,409	(a)
LG Innotek Company Ltd.	512	35,848
Murata Manufacturing Company Ltd.	7,600	572,304
Nippon Electric Glass Company Ltd.	14,000	69,538
Omron Corp.	7,500	189,056
Samsung Electro-Mechanics Company Ltd.	2,239	200,838
Samsung SDI Company Ltd.	1,338	168,964
TDK Corp.	4,600	160,721
Tripod Technology Corp.	16,000	35,529
Unimicron Technology Corp.	46,000	47,227
Wintek Corp.	67,000	34,954
Yaskawa Electric Corp.	8,000	80,068
Zhen Ding Technology Holding Ltd.	7,000	16,621
		3,774,650

Electronic Equipment & Instruments—0.1%
Citizen Holdings Company Ltd.	9,900	50,437
FUJIFILM Holdings Corp.	17,400	343,114
Hexagon AB	8,798	240,179
Hitachi High-Technologies Corp.	2,400	50,083
Hitachi Ltd.	174,000	1,010,466
Keyence Corp.	1,700	520,740
Shimadzu Corp.	9,000	63,848
TPK Holding Company Ltd.	9,000	178,781

Yokogawa Electric Corp.	7,500	74,984
		2,532,632

Electronic Manufacturing Services—0.1%
Fabrinet	1,044	15,253	(a)
Hon Hai Precision Industry Company Ltd.	377,000	1,042,652
TE Connectivity Ltd.	35,181	1,475,139
		2,533,044

Environmental & Facilities Services—0.0%*
Park24 Co Ltd.	3,600	70,453
Serco Group PLC	18,787	178,865
		249,318

Fertilizers & Agricultural Chemicals—0.2%
Agrium Inc.	5,630	548,952
China BlueChemical Ltd.	68,000	41,960
Incitec Pivot Ltd.	61,205	197,171
Israel Chemicals Ltd.	16,718	216,206
K+S AG	6,521	303,836
Potash Corporation of Saskatchewan Inc.	32,301	1,268,576
Syngenta AG	3,486	1,457,792
Taiwan Fertilizer Company Ltd.	28,000	66,764
The rael Corp Ltd.	88	66,831
Uralkali OJSC GDR ††	1,915	70,625
Uralkali OJSC GDR ††	8,135	300,019
Yara International ASA	7,044	319,561
		4,858,293

Food Distributors—0.0%*
Metcash Ltd.	33,592	144,988
Olam International Ltd.	62,000	85,958
The Spar Group Ltd.	6,247	77,399
		308,345

Food Retail—0.3%
Alimentation Couche Tard Inc.	4,685	253,906
BIM Birlesik Magazalar AS	3,937	192,009	(a)
Casino Guichard Perrachon S.A.	2,125	223,700
China Resources Enterprise Ltd.	44,000	130,368
Colruyt S.A.	2,817	136,463
CP ALL PCL	164,100	256,362
Delhaize Group S.A.	3,869	211,421
Empire Company Ltd.	1,102	71,753
Eurocash S.A.	2,510	41,017
FamilyMart Company Ltd.	2,200	100,500
George Weston Ltd.	1,977	146,978
J Sainsbury PLC	45,733	262,843
Jeronimo Martins SGPS S.A.	8,252	161,012
Kesko OYJ	2,385	74,635
Koninklijke Ahold N.V.	37,877	581,465
Lawson Inc.	2,200	168,943
Loblaw Companies Ltd.	4,286	180,308
Magnit OJSC GDR	9,350	422,153
Metro Inc.	3,618	226,670
Pick n Pay Stores Ltd.	9,438	43,793
President Chain Store Corp.	21,000	115,174
Seven & I Holdings Company Ltd.	28,200	934,301
Shoprite Holdings Ltd.	16,038	319,556
Tesco PLC	301,041	1,744,126

WM Morrison Supermarkets PLC	85,822	359,934
Woolworths Ltd.	44,136	1,554,812
		8,914,202

Footwear—0.0%*
Anta Sports Products Ltd.	34,000	29,039
Asics Corp.	5,400	88,909
Daphne International Holdings Ltd.	34,000	42,704
Pou Chen Corp.	80,000	85,344
Yue Yuen Industrial Holdings Ltd.	31,000	101,235
		347,231

Forest Products—0.0%*
Duratex S.A.	9,400	75,989

Gas Utilities—0.1%
APA Group	30,726	190,919
China Gas Holdings Ltd.	116,000	115,811
China Resources Gas Group Ltd.	34,000	93,731
Enagas S.A.	7,111	165,869
ENN Energy Holdings Ltd.	28,000	154,380
GAIL India Ltd.	14,061	81,753
Gas Natural SDG S.A.	13,209	234,241
Hong Kong & China Gas Company Ltd.	202,000	588,098
Korea Gas Corp.	980	61,481
Osaka Gas Company Ltd.	70,000	305,999
Perusahaan Gas Negara Persero Tbk PT	408,500	250,123
Petronas Gas Bhd	21,300	130,696
Snam S.p.A.	63,580	290,323
Toho Gas Company Ltd.	15,000	95,405
Tokyo Gas Company Ltd.	91,000	491,683
		3,250,512

General Merchandise Stores—0.0%*
Canadian Tire Corp Ltd.	2,926	211,137
Dollarama Inc.	2,610	167,577
Don Quijote Company Ltd.	2,000	88,598
Harvey Norman Holdings Ltd.	20,526	58,420
Lojas Americanas S.A.	3,900	32,185
		557,917

Gold—0.2%
Agnico-Eagle Mines Ltd.	6,436	263,978
AngloGold Ashanti Ltd.	14,366	336,803
Barrick Gold Corp.	37,610	1,104,663
Centerra Gold Inc.	5,809	34,593
Cia de Minas Buenaventura S.A. ADR	7,265	188,599
Eldorado Gold Corp.	25,001	238,948
Franco-Nevada Corp.	5,423	247,517
Gold Fields Ltd.	27,228	208,637
Goldcorp Inc.	30,487	1,025,686
Harmony Gold Mining Company Ltd.	14,498	93,409
IAMGOLD Corp.	13,841	99,862
Kinross Gold Corp.	42,336	335,038
Koza Altin Isletmeleri AS	1,432	33,475
New Gold Inc.	16,844	153,195	(a)
Newcrest Mining Ltd.	28,722	600,379
Osisko Mining Corp.	15,842	94,028	(a)
Randgold Resources Ltd.	3,266	281,686
Yamana Gold Inc.	27,999	431,305

Zhaojin Mining Industry Company Ltd.	33,500	44,968
Zijin Mining Group Company Ltd.	230,000	76,147
		5,892,916

Healthcare Distributors—0.0%*
Alfresa Holdings Corp.	1,600	86,960
Celesio AG	3,289	61,873
Medipal Holdings Corp.	5,400	75,641
Shanghai Pharmaceuticals Holding Company Ltd.	22,700	49,771
Sinopharm Group Company Ltd.	29,600	95,328
Suzuken Company Ltd.	2,600	94,161
		463,734

Healthcare Equipment—0.1%
Cochlear Ltd.	2,119	150,334
Elekta AB	13,750	209,253
Getinge AB	7,445	227,861
Olympus Corp.	8,200	193,967
Smith & Nephew PLC	33,937	391,641
Sonova Holding AG	1,846	222,039
Sysmex Corp.	2,700	164,263
Terumo Corp.	5,800	248,298
William Demant Holding A/S	1,051	88,218
		1,895,874

Healthcare Facilities—0.0%*
Bangkok Dusit Medical Services PCL	10,900	60,855
IHH Healthcare Bhd	74,900	89,014	(a)
Life Healthcare Group Holdings Ltd.	33,801	127,475
Netcare Ltd.	33,031	71,394
Ramsay Health Care Ltd.	4,955	166,856
		515,594

Healthcare Services—0.1%
Catamaran Corp.	7,672	406,500
Diagnosticos da America S.A.	9,100	52,758
Fresenius Medical Care AG & Co KGaA	8,046	543,973
Fresenius SE & Company KGaA	4,705	581,754
Miraca Holdings Inc.	2,100	100,734
Sonic Healthcare Ltd.	14,023	203,652
		1,889,371

Healthcare Supplies—0.0%*
Cie Generale d’Optique Essilor International S.A.	7,567	842,931
Coloplast A/S	4,370	235,531
Shandong Weigao Group Medical Polymer Company Ltd.	60,000	54,414
Unilife Corp.	4,035	8,796	(a)
		1,141,672

Healthcare Technology—0.0%*
M3 Inc.	24	46,790

Heavy Electrical Equipment—0.1%
ABB Ltd.	82,416	1,863,379
Alstom S.A.	7,703	314,052
Bharat Heavy Electricals Ltd.	22,240	72,878
Dongfang Electric Corporation Ltd.	13,400	22,130
Mitsubishi Electric Corp.	72,000	582,770
Shanghai Electric Group Company Ltd.	108,000	42,017
		2,897,226

Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	14,041	236,374
Arteris S.A.	4,600	51,809
Atlantia S.p.A.	12,338	195,188
CCR S.A.	32,900	335,143
EcoRodovias Infraestrutura e Logistica S.A.	6,200	53,472
Groupe Eurotunnel S.A.	21,236	169,450
Jasa Marga Persero Tbk PT	81,500	49,902
Jiangsu Expressway Company Ltd.	44,000	44,212
Transurban Group	49,162	326,999
Zhejiang Expressway Company Ltd.	52,000	40,996
		1,503,545

Home Building—0.0%*
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	11,000	94,542
MRV Engenharia e Participacoes S.A.	11,800	49,100
PDG Realty SA Empreendimentos e Participacoes	44,000	67,865
Sekisui Chemical Company Ltd.	16,000	176,303	(a)
Sekisui House Ltd.	20,000	271,219
		659,029

Home Entertainment Software—0.0%*
Konami Corp.	3,800	75,782
NCSoft Corp.	620	86,374
Nexon Company Ltd.	4,000	38,843
Nintendo Company Ltd.	4,000	431,823
		632,822

Home Furnishing Retail—0.0%*
Nitori Holdings Company Ltd.	1,300	100,245

Home Furnishings—0.0%*
Steinhoff International Holdings Ltd.	44,630	121,664

Home Improvement Retail—0.0%*
Kingfisher PLC	88,719	387,711

Hotels, Resorts & Cruise Lines—0.0%*
Accor S.A.	5,559	193,448
Carnival PLC	6,847	239,543
Flight Centre Ltd.	2,032	71,180
Formosa International Hotels Corp.	1,000	11,303
InterContinental Hotels Group PLC	10,179	310,208
Shangri-La Asia Ltd.	64,000	125,813
TUI Travel PLC	16,273	80,455
		1,031,950

Household Appliances—0.0%*
Arcelik AS	8,562	60,566
Coway Company Ltd.	2,160	95,905
Electrolux AB	8,912	227,255
Haier Electronics Group Company Ltd.	31,000	49,679	(a)
Husqvarna AB	14,820	87,662	(a)
Rinnai Corp.	1,200	85,386
		606,453

Household Products—0.1%
Henkel AG & Co KGaA	4,469	353,500
Hindustan Unilever Ltd.	31,791	272,900
Kimberly-Clark de Mexico SAB de C.V.	58,300	203,639
LG Household & Health Care Ltd.	368	202,092
Reckitt Benckiser Group PLC	24,262	1,738,142

Svenska Cellulosa AB	21,495	555,392	(a)
Unicharm Corp.	4,300	245,597
Unilever Indonesia Tbk PT	56,500	132,565
		3,703,827

Human Resource & Employment Services—0.0%*
Adecco S.A.	5,019	275,609
Capita PLC	24,407	333,177
Randstad Holding N.V.	4,571	187,476
		796,262

Hypermarkets & Super Centers—0.2%
Aeon Company Ltd.	22,600	292,295
Almacenes Exito S.A.	7,211	130,177
Carrefour S.A.	22,638	620,778
Cencosud S.A.	43,221	268,442
Controladora Comercial Mexicana SAB de C.V.	13,600	50,039
Distribuidora Internacional de Alimentacion S.A.	22,662	157,025	(a)
E-Mart Company Ltd.	840	165,720
Massmart Holdings Ltd.	3,853	79,899
Metro AG	4,945	140,840
Siam Makro PCL	1,700	30,534
Sun Art Retail Group Ltd.	88,500	122,900
Wal-Mart de Mexico SAB de C.V.	200,500	654,838
Wesfarmers Ltd.	37,577	1,574,871
Wumart Stores Inc.	18,000	32,556
		4,320,914

Independent Power Producers & Energy Traders—0.1%
Aboitiz Power Corp.	66,300	60,110
AES Gener S.A.	79,585	54,828
China Longyuan Power Group Corp.	101,000	91,858
China Resources Power Holdings Company Ltd.	70,000	210,109
Colbun S.A.	260,471	78,426	(a)
Datang International Power Generation Company Ltd.	112,000	49,488
Electric Power Development Company Ltd.	4,300	109,444
Empresa Nacional de Electricidad S.A.	126,162	223,168
Enel Green Power S.p.A.	65,696	123,419
Energy Development Corp.	270,200	42,771
Glow Energy PCL	17,700	44,877
Huaneng Power International Inc.	116,000	123,133
MPX Energia S.A.	5,600	26,384
NTPC Ltd.	29,954	78,123
Reliance Power Ltd.	22,142	25,197	(a)
Tractebel Energia S.A.	6,100	105,098
TransAlta Corp.	9,219	134,753
		1,581,186

Industrial Conglomerates—0.3%
Aboitiz Equity Ventures Inc.	66,580	89,975
Aditya Birla Nuvo Ltd.	1,222	21,922
Alfa SAB de C.V.	105,300	257,209
Alliance Global Group Inc.	143,600	74,421
Beijing Enterprises Holdings Ltd.	19,500	150,219
Bidvest Group Ltd.	10,795	285,170
CITIC Pacific Ltd.	50,000	65,055
CJ Corp.	632	82,366
DMCI Holdings Inc.	28,000	37,736
Doosan Corp.	378	43,487
Enka Insaat ve Sanayi AS	13,650	42,244

Far Eastern New Century Corp.	113,000	115,825
Fraser and Neave Ltd.	36,000	273,932	(p)
Grupo Carso SAB de C.V.	20,100	112,073
Hopewell Holdings Ltd.	24,000	97,389
Hutchison Whampoa Ltd.	82,000	855,107
Jaiprakash Associates Ltd.	36,106	43,746
Keppel Corp Ltd.	55,000	496,534
KOC Holding AS	23,474	136,213
Koninklijke Philips Electronics N.V.	35,243	1,044,723
LG Corp.	3,743	217,327
MMC Corporation Bhd	22,700	18,694
NWS Holdings Ltd.	60,000	107,438
Reunert Ltd.	6,013	50,303
Samsung Techwin Company Ltd.	1,650	97,434
SembCorp Industries Ltd.	38,000	158,971
Shanghai Industrial Holdings Ltd.	20,000	62,607
Siemens AG	30,881	3,332,148
Siemens Ltd.	2,575	26,058
Sime Darby Bhd	106,300	317,887
SK Holdings Company Ltd.	1,018	154,173
SM Investments Corp.	7,770	212,290
Smiths Group PLC	14,603	278,726
Turkiye Sise ve Cam Fabrikalari AS	17,010	28,859
		9,388,261

Industrial Gases—0.1%
Air Liquide S.A.	11,669	1,420,198
Air Water Inc.	5,000	69,560
Linde AG	6,962	1,296,732
Taiyo Nippon Sanso Corp.	9,000	62,412
Yingde Gases	34,000	37,887
		2,886,789

Industrial Machinery—0.3%
Airtac International Group	3,000	15,250
Alfa Laval AB	12,518	288,981
Amada Company Ltd.	13,000	85,865
Andritz AG	2,709	182,071
Atlas Copco AB ††	28,546	812,213
Atlas Copco AB ††	10,739	271,861
China International Marine Containers Group Co Ltd.	23,400	38,464	(a)
Doosan Infracore Company Ltd.	4,510	63,641	(a)
FANUC Corp.	7,200	1,101,978
GEA Group AG	6,496	214,460
Hiwin Technologies Corp.	7,000	51,501
IHI Corp.	49,000	148,532
IMI PLC	11,849	232,998	(a)
Invensys PLC	30,277	161,277
JTEKT Corp.	8,400	79,068
Kawasaki Heavy Industries Ltd.	54,000	170,006
Kone OYJ	5,801	457,000
Kurita Water Industries Ltd.	4,400	97,481
Makita Corp.	4,200	186,280
Melrose Industries PLC	44,346	178,780
Metso OYJ	4,813	205,126	(a)
Mitsubishi Heavy Industries Ltd.	114,000	657,179
Nabtesco Corp.	3,800	77,681
NGK Insulators Ltd.	10,000	106,254

NSK Ltd.	17,000	128,919
Sandvik AB	37,604	579,502
Schindler Holding AG ††	1,798	264,113
Schindler Holding AG ††	807	115,389
SKF AB	14,793	361,521
SMC Corp.	2,000	386,726
Sulzer AG	879	150,561
Sumitomo Heavy Industries Ltd.	21,000	82,865
The Japan Steel Works Ltd.	12,000	63,306
The Weir Group PLC	7,906	271,670
THK Company Ltd.	4,600	90,806
Vallourec S.A.	3,864	186,066
Wartsila OYJ Abp	6,245	281,073
WEG S.A.	7,900	102,024
Zardoya Otis S.A.	5,236	70,127
		9,018,615

Industrial REITs—0.0%*
Ascendas Real Estate Investment Trust	75,000	157,182
Goodman Group	62,558	311,751
Segro PLC	27,782	107,278
		576,211

Integrated Oil & Gas—1.2%
BG Group PLC	127,304	2,182,412
BP PLC	712,168	4,973,322
Cenovus Energy Inc.	28,337	877,486
China Petroleum & Chemical Corp.	718,000	845,397
Ecopetrol S.A.	183,148	505,961
Eni S.p.A.	95,095	2,140,613
Galp Energia SGPS S.A.	10,267	161,107
Gazprom OAO ADR	201,791	1,715,223
Husky Energy Inc.	12,871	369,426
Imperial Oil Ltd.	11,214	458,295
Lukoil OAO ADR	19,359	1,248,656
MOL Hungarian Oil and Gas PLC	1,514	106,620
OMV AG	5,541	236,047
Origin Energy Ltd.	40,959	567,080
PetroChina Company Ltd.	790,000	1,038,048
Petroleo Brasileiro S.A.	107,600	899,179
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	107,808
PTT PCL	31,000	342,974
Repsol S.A.	30,676	624,348	(a)
Rosneft OAO GDR	48,860	372,802	(a)
Royal Dutch Shell PLC ††	123,543	3,993,875
Royal Dutch Shell PLC ††	113,399	3,762,369
Sasol Ltd.	20,565	913,073
Statoil ASA	41,974	1,016,156
Suncor Energy Inc.	57,902	1,734,866
Surgutneftegas OAO ADR ††	25,738	178,107
Surgutneftegas OAO ADR ††	27,888	250,992
Total S.A.	79,592	3,817,831
		35,440,073

Integrated Telecommunication Services—0.5%
BCE Inc.	9,815	458,507
Belgacom S.A.	5,928	147,637
Bell Aliant Inc.	2,827	74,964
Bezeq The Israeli Telecommunication Corp Ltd.	71,154	98,677

BT Group PLC	294,119	1,241,562
China Communications Services Corp Ltd.	84,000	54,322
China Telecom Corporation Ltd.	518,000	260,913
China Unicom Hong Kong Ltd.	176,000	234,889
Chunghwa Telecom Company Ltd.	142,000	437,836
Deutsche Telekom AG	105,444	1,116,513
Elisa OYJ	5,366	99,843
France Telecom S.A.	69,664	705,804
HKT Trust	96,000	96,091
Koninklijke KPN N.V.	37,897	127,693
KT Corp.	1,590	50,161
LG Uplus Corp.	9,460	68,191	(a)
Magyar Telekom Telecommunications PLC	17,882	31,152	(a)
Maroc Telecom S.A.	2,200	26,977
Nippon Telegraph & Telephone Corp.	16,400	715,167
Oi S.A.	8,600	29,643
PCCW Ltd.	173,000	79,785
Portugal Telecom SGPS S.A.	23,867	118,422	(a)
Rostelecom OJSC ADR	7,052	168,190
Singapore Telecommunications Ltd.	302,000	871,482
Swisscom AG	886	410,931
TDC A/S	19,010	146,337
Telecom Corp of New Zealand Ltd.	68,211	133,756
Telecom Egypt Co.	13,363	25,850
Telecom Italia S.p.A. ††	396,149	280,291
Telecom Italia S.p.A. ††	170,315	104,977
Telefonica Czech Republic AS	3,979	60,095
Telefonica S.A.	153,707	2,070,464
Telekom Austria AG	8,813	57,931
Telekom Malaysia Bhd	42,600	74,153
Telekomunikacja Polska S.A.	28,318	58,073
Telekomunikasi Indonesia Persero Tbk PT	377,500	427,322
Telenor ASA	26,270	575,170
TeliaSonera AB	81,366	582,276
Telstra Corp Ltd.	163,475	768,643
TELUS Corp.	5,565	384,311
Turk Telekomunikasyon AS	20,059	88,905
Vivendi S.A.	48,625	1,006,210
XL Axiata Tbk PT	93,500	50,515
		14,620,631

Internet Retail—0.0%*
Rakuten Inc.	27,300	279,040

Internet Software & Services—0.1%
Dena Company Ltd.	3,900	106,190
Gree Inc.	3,500	44,001
NHN Corp.	1,533	369,265
Open Text Corp.	2,179	128,773	(a)
Tencent Holdings Ltd.	38,000	1,208,144
United Internet AG	3,552	86,524
Yahoo Japan Corp.	548	252,085
		2,194,982

Investment Banking & Brokerage—0.1%
Capital Securities Corp.	66,000	23,396
CITIC Securities Company Ltd.	42,500	91,650
Daewoo Securities Company Ltd.	7,490	76,408	(a)

Daiwa Securities Group Inc.	63,000	443,586
Egyptian Financial Group-Hermes Holding	12,745	18,734	(a)
Haitong Securities Company Ltd.	37,600	51,634	(a)
Hyundai Securities Company Ltd.	6,640	47,147	(a)
ICAP PLC	21,687	95,631
Korea Investment Holdings Company Ltd.	1,740	69,359	(a)
Macquarie Group Ltd.	12,297	476,272
Mediobanca S.p.A.	20,019	102,054
Nomura Holdings Inc.	137,200	846,373
Samsung Securities Company Ltd.	2,292	109,800	(a)
Woori Investment & Securities Company Ltd.	6,220	64,011	(a)
Yuanta Financial Holding Company Ltd.	313,000	158,057
		2,674,112

IT Consulting & Other Services—0.1%
AtoS	2,010	138,576
Cap Gemini S.A.	5,513	251,313
CGI Group Inc.	7,518	204,313	(a)
HCL Technologies Ltd.	7,684	113,104
Infosys Ltd.	16,139	856,688
Itochu Techno-Solutions Corp.	900	44,512
Nomura Research Institute Ltd.	3,800	98,132
NTT Data Corp.	48	158,009
Otsuka Corp.	600	65,284
Satyam Computer Services Ltd.	23,406	55,360	(a)
SK C&C Co Ltd.	921	82,365
Tata Consultancy Services Ltd.	17,525	506,871
Wipro Ltd.	18,515	150,232
		2,724,759

Leisure Facilities—0.0%*
Oriental Land Company Ltd.	1,900	311,210

Leisure Products—0.0%*
Giant Manufacturing Company Ltd.	10,000	56,350
Merida Industry Co Ltd.	7,000	42,137
Namco Bandai Holdings Inc.	6,600	116,528
Sankyo Company Ltd.	1,900	88,917
Sega Sammy Holdings Inc.	7,400	148,362
Shimano Inc.	2,700	220,549
Yamaha Corp.	6,100	59,170
		732,013

Life & Health Insurance—0.5%
Aegon N.V.	65,486	394,469
AIA Group Ltd.	440,400	1,923,256
AMP Ltd.	109,424	594,357
Cathay Financial Holding Company Ltd.	270,000	370,655
China Life Insurance Company Ltd. ††	75,000	74,492
China Life Insurance Company Ltd. ††	279,000	722,421
China Taiping Insurance Holdings Company Ltd.	32,800	55,859	(a)
CNP Assurances	5,764	79,234
Delta Lloyd N.V.	5,363	92,143
Discovery Holdings Ltd.	10,317	87,984
Great-West Lifeco Inc.	10,748	288,073
Hanwha Life Insurance Company Ltd.	8,480	51,447	(a)
Industrial Alliance Insurance & Financial Services Inc.	3,308	121,647
Legal & General Group PLC	219,564	575,777
Liberty Holdings Ltd.	4,059	53,091
Manulife Financial Corp.	67,458	993,328

MMI Holdings Ltd.	36,164	91,568
New China Life Insurance Company Ltd.	23,300	79,391
Old Mutual PLC	180,720	556,238
Ping An Insurance Group Company of China Ltd.	71,000	550,611
Power Corp of Canada	13,060	350,941
Power Financial Corp.	9,419	277,577
Prudential PLC	95,303	1,541,192
Resolution Ltd.	51,510	213,137
RMI Holdings	22,171	56,283
Samsung Life Insurance Company Ltd.	2,569	240,137	(a)
Sanlam Ltd.	67,666	347,975
Shin Kong Financial Holding Company Ltd.	236,000	73,872	(a)
Sony Financial Holdings Inc.	6,500	96,788
Standard Life PLC	87,596	485,886
Sun Life Financial Inc.	22,155	604,495
Swiss Life Holding AG	1,118	166,115
T&D Holdings Inc.	21,500	255,887
The Dai-ichi Life Insurance Company Ltd.	318	424,135
		12,890,461

Life Sciences Tools & Services—0.0%*
Divi’s Laboratories Ltd.	1,428	26,195
Lonza Group AG	1,992	129,582
QIAGEN N.V.	8,835	184,470	(a)
		340,247

Managed Healthcare—0.0%*
Amil Participacoes S.A.	4,700	73,704	(a)
Odontoprev S.A.	10,100	46,334
Qualicorp S.A.	5,500	55,400	(a)
Triple-S Management Corp.	855	14,894	(a)
		190,332

Marine—0.1%
AP Moeller—Maersk A/S ††	53	414,469
AP Moeller—Maersk A/S ††	19	142,300
China COSCO Holdings Company Ltd.	102,500	48,460
China Shipping Container Lines Company Ltd.	146,000	39,497	(a)
China Shipping Development Company Ltd.	52,000	25,120
Evergreen Marine Corp Taiwan Ltd.	64,000	37,990
Hyundai Merchant Marine Company Ltd.	2,480	31,986
Kuehne + Nagel International AG	2,057	224,827
MISC Bhd	40,400	70,062	(a)
Mitsui OSK Lines Ltd.	42,000	138,034
Nippon Yusen KK	62,000	158,924
Orient Overseas International Ltd.	9,000	60,868
U-Ming Marine Transport Corp.	17,000	26,237
Wan Hai Lines Ltd.	36,000	19,022
Yang Ming Marine Transport Corp.	59,000	26,933	(a)
		1,464,729

Marine Ports & Services—0.0%*
Adani Ports and Special Economic Zone	14,192	35,930
China Merchants Holdings International Company Ltd.	42,000	137,968
COSCO Pacific Ltd.	62,000	89,773
Hutchison Port Holdings Trust	201,000	170,850
International Container Terminal Services Inc.	26,800	60,482
Kamigumi Company Ltd.	8,000	73,431
Koninklijke Vopak N.V.	2,589	156,353

Mitsubishi Logistics Corp.	4,000	73,857
		798,644

Metal & Glass Containers—0.0%*
Rexam PLC	29,876	239,302
Toyo Seikan Kaisha Ltd.	5,800	79,826
		319,128

Motorcycle Manufacturers—0.0%*
Bajaj Auto Ltd.	3,146	102,874
Hero Motocorp Ltd.	1,551	43,976
Yamaha Motor Company Ltd.	10,600	142,731
		289,581

Movies & Entertainment—0.0%*
Toho Company Ltd.	4,400	91,912

Multi-Line Insurance—0.3%
Ageas	8,576	290,563
Allianz SE	17,047	2,319,250
Assicurazioni Generali S.p.A.	43,632	680,178
Aviva PLC	109,294	491,566
AXA S.A.	66,025	1,136,935
Baloise Holding AG	1,715	161,005
China Pacific Insurance Group Company Ltd.	88,800	292,276
Gjensidige Forsikring ASA	7,732	127,729
Mapfre S.A.	28,420	87,987
Porto Seguro S.A.	4,400	61,690
Powszechny Zaklad Ubezpieczen S.A.	2,084	258,862
Sampo	15,687	604,310
Sul America S.A.	4,200	42,055
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,571	76,214
Zurich Insurance Group AG	5,523	1,540,923
		8,171,543

Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	99,164
Corp Financiera Colombiana S.A. ††	2,956	57,018
Corp Financiera Colombiana S.A. ††	79	1,532	(a,p)
Eurazeo	1,250	63,483
Exor S.p.A.	2,621	73,337
First Pacific Company Ltd.	94,000	127,389
Groupe Bruxelles Lambert S.A.	3,279	251,160
Grupo de Inversiones Suramericana S.A.	8,633	184,183
Haci Omer Sabanci Holding AS	31,426	185,829
Industrivarden AB	4,939	90,090
Investment AB Kinnevik	8,200	199,136
Investor AB	17,472	505,726
Onex Corp.	3,836	182,899
Pargesa Holding S.A.	1,294	88,070
Remgro Ltd.	16,452	328,432
Wendel S.A.	1,280	135,699
		2,573,147

Multi-Utilities—0.2%
AGL Energy Ltd.	20,391	337,162
Canadian Utilities Ltd.	2,144	169,903
Centrica PLC	193,953	1,082,906
E.ON SE	67,583	1,181,988
GDF Suez	47,789	921,715
National Grid PLC	136,070	1,580,609

RWE AG	18,936	706,979
Suez Environnement Co.	10,531	134,539
Veolia Environnement S.A.	12,822	161,980
YTL Corp Bhd	173,900	92,103
YTL Power International Bhd	82,900	39,087
		6,408,971

Office Electronics—0.1%
Brother Industries Ltd.	8,800	90,508
Canon Inc.	42,500	1,559,509
Konica Minolta Holdings Inc.	18,000	131,142
Ricoh Company Ltd.	24,000	259,860
		2,041,019

Office REITs—0.0%*
CapitaCommercial Trust	81,000	103,486
Japan Prime Realty Investment Corp.	29	112,120
Japan Real Estate Investment Corp.	22	304,425
Nippon Building Fund Inc.	26	363,923
Nomura Real Estate Office Fund Inc.	10	73,601
		957,555

Office Services & Supplies—0.0%*
Societe BIC S.A.	1,036	120,514

Oil & Gas Drilling—0.0%*
China Oilfield Services Ltd.	58,000	121,340
Seadrill Ltd.	13,325	483,652
Transocean Ltd.	13,419	697,626
		1,302,618

Oil & Gas Equipment & Services—0.1%
Aker Solutions ASA	6,194	115,331
AMEC PLC	11,704	187,672
Bumi Armada Bhd	42,800	52,386
Cie Generale de Geophysique—Veritas	5,975	134,806	(a)
Fugro N.V.	2,622	145,383
Petrofac Ltd.	9,731	211,741
Saipem S.p.A.	9,976	307,316
Sapurakencana Petroleum Bhd	84,700	82,060	(a)
Subsea 7 S.A.	10,657	249,409
Technip S.A.	3,809	391,193
Tenaris S.A.	17,664	359,515
TMK OAO GDR	1,835	21,910
WorleyParsons Ltd.	7,773	200,081
		2,458,803

Oil & Gas Exploration & Production—0.4%
ARC Resources Ltd.	10,692	282,468
Athabasca Oil Corp.	11,308	101,176	(a)
Baytex Energy Corp.	4,518	189,312
Bonavista Energy Corp.	6,030	88,674
Cairn India Ltd.	17,722	89,295
Canadian Natural Resources Ltd.	41,014	1,314,854
Canadian Oil Sands Ltd.	17,979	370,570
CNOOC Ltd.	669,000	1,284,110
Crescent Point Energy Corp.	13,062	493,063
Encana Corp.	27,505	534,966
Enerplus Corp.	7,209	105,302
Inpex Corp.	83	444,927
Japan Petroleum Exploration Co.	1,100	43,230

Kunlun Energy Company Ltd.	120,000	254,758
Lundin Petroleum AB	8,309	180,186
MEG Energy Corp.	5,308	170,376	(a)
NovaTek OAO GDR	3,256	350,997
OGX Petroleo e Gas Participacoes S.A.	49,300	56,480	(a)
Oil & Natural Gas Corp Ltd.	28,871	165,869
Pacific Rubiales Energy Corp.	11,182	235,978
Pengrowth Energy Corp.	16,966	86,504
Penn West Petroleum Ltd.	17,358	186,574
PTT Exploration & Production PCL	52,300	265,206
Santos Ltd.	35,942	465,768
Talisman Energy Inc.	38,333	468,621
Tatneft OAO ADR	8,544	338,172
Tourmaline Oil Corp.	4,824	186,512	(a)
Tullow Oil PLC	33,952	634,635
Vermilion Energy Inc.	3,473	179,812
Woodside Petroleum Ltd.	24,649	920,495
		10,488,890

Oil & Gas Refining & Marketing—0.1%
Bharat Petroleum Corp Ltd.	6,480	44,847
Caltex Australia Ltd.	4,925	109,623
Cosan S.A. Industria e Comercio	4,600	103,436
Cosmo Oil Company Ltd.	22,000	46,331
Delek Group Ltd.	174	48,883
Empresas COPEC S.A.	17,408	252,734
Formosa Petrochemical Corp.	43,000	112,884
Grupa Lotos S.A.	2,254	28,344	(a)
GS Holdings	2,084	121,189
Idemitsu Kosan Company Ltd.	800	69,517
IRPC PCL	378,600	50,420
JX Holdings Inc.	84,100	471,397
Neste Oil OYJ	4,796	67,744	(a)
Petronas Dagangan BHD	8,900	67,372
Polski Koncern Naftowy Orlen S.A.	11,887	187,856	(a)
Reliance Industries Ltd.	48,567	695,219
Showa Shell Sekiyu KK	7,600	53,755
SK Innovation Company Ltd.	2,334	340,891
S-Oil Corp.	1,820	152,784
Thai Oil PCL	30,500	66,655
TonenGeneral Sekiyu KK	11,000	108,924
Tupras Turkiye Petrol Rafinerileri AS	4,640	139,751	(a)
		3,340,556

Oil & Gas Storage & Transportation—0.1%
Enbridge Inc.	26,452	1,231,537
Frontline Ltd.	2,607	6,100
GasLog Ltd.	1,190	15,303
Knightsbridge Tankers Ltd.	1,214	9,955
Pembina Pipeline Corp.	10,741	339,373
Scorpio Tankers Inc.	3,249	28,981	(a)
TransCanada Corp.	26,501	1,265,120
Ultrapar Participacoes S.A.	12,200	309,182
		3,205,551

Packaged Foods & Meats—0.7%
Ajinomoto Company Inc.	24,000	352,521
Aryzta AG	3,207	189,822
Associated British Foods PLC	13,349	385,329

Barry Callebaut AG	70	67,675
BRF - Brasil Foods S.A.	24,500	541,920
Calbee Inc.	600	47,288
Charoen Pokphand Foods PCL	115,100	129,701
China Foods Ltd.	32,000	18,262
China Mengniu Dairy Company Ltd.	47,000	135,321
CJ CheilJedang Corp.	320	98,364
Danone S.A.	21,688	1,511,673
DE Master Blenders 1753 N.V.	17,710	274,034
Grupo Bimbo SAB de C.V.	62,200	198,358
Indofood Sukses Makmur Tbk PT	165,000	126,499
JBS S.A.	15,900	53,622
Kerry Group PLC	5,106	304,784
Kikkoman Corp.	6,000	104,659
Lindt & Spruengli AG ††	33	127,302
Lindt & Spruengli AG ††	3	135,720
Lotte Confectionery Company Ltd.	35	55,429
MEIJI Holdings Company Ltd.	2,300	105,313
Nestle S.A.	120,848	8,760,985
Nippon Meat Packers Inc.	6,000	96,809
Nisshin Seifun Group Inc.	7,000	92,321
Nissin Foods Holdings Company Ltd.	2,300	105,557
Orion Corp.	142	138,860
Orkla ASA	29,038	232,503
PPB Group Bhd	17,800	72,545	(a)
Saputo Inc.	4,863	246,896
Standard Foods Corp.	10,000	29,462
Suedzucker AG	3,033	128,329
Tate & Lyle PLC	17,313	223,456
Tiger Brands Ltd.	5,952	190,735
Tingyi Cayman Islands Holding Corp.	74,000	192,563
Toyo Suisan Kaisha Ltd.	3,000	92,534
Unilever N.V.	61,122	2,508,043
Unilever PLC	48,018	2,029,897
Uni-President China Holdings Ltd.	40,000	46,221
Uni-President Enterprises Corp.	153,000	290,113
Universal Robina Corp.	30,200	83,622
Want Want China Holdings Ltd.	222,000	340,322
Yakult Honsha Company Ltd.	3,500	141,087
Yamazaki Baking Company Ltd.	4,000	52,755
		21,059,211

Paper Packaging—0.0%*
Amcor Ltd.	45,676	441,909

Paper Products—0.0%*
Empresas CMPC S.A.	39,233	142,877
Fibria Celulose S.A.	9,300	112,540	(a)
Lee & Man Paper Manufacturing Ltd.	71,000	55,427
Nine Dragons Paper Holdings Ltd.	63,000	59,002
Nippon Paper Group Inc.	3,900	59,566	(p)
Oji Holdings Corp.	31,000	116,060
Sappi Ltd.	19,577	61,284	(a)
Stora Enso OYJ	21,049	136,091
UPM-Kymmene OYJ	19,898	222,422
		965,269

Personal Products—0.1%
Amorepacific Corp.	131	110,207

AMOREPACIFIC Group	186	67,790
Beiersdorf AG	3,785	350,137
Dabur India Ltd.	13,803	34,996
Godrej Consumer Products Ltd.	3,910	55,754
Hengan International Group Company Ltd.	27,500	268,529
Hypermarcas S.A.	12,800	100,871
Kao Corp.	19,600	633,737
L’Oreal S.A.	8,976	1,425,775
Natura Cosmeticos S.A.	6,400	156,735
Shiseido Company Ltd.	13,600	190,504
Synutra International Inc.	936	4,399	(a)
		3,399,434

Pharmaceuticals—1.3%
Aspen Pharmacare Holdings Ltd.	10,864	226,162
Astellas Pharma Inc.	16,600	893,384
AstraZeneca PLC	46,651	2,337,275
Bayer AG	30,992	3,202,449
Celltrion Inc.	2,414	115,428	(p)
Chugai Pharmaceutical Company Ltd.	8,500	189,130
Cipla Ltd.	12,861	90,145
Daiichi Sankyo Company Ltd.	25,300	487,056
Dainippon Sumitomo Pharma Company Ltd.	6,100	107,830
Dr Reddy’s Laboratories Ltd.	3,837	124,817
Eisai Company Ltd.	9,600	429,355
GlaxoSmithKline PLC	179,189	4,186,099
Hisamitsu Pharmaceutical Company Inc.	2,200	118,868
Kalbe Farma Tbk PT	854,500	109,038
Kyowa Hakko Kirin Company Ltd.	10,000	113,167
Lupin Ltd.	5,541	64,025
Merck KGaA	2,405	363,488
Mitsubishi Tanabe Pharma Corp.	8,600	131,717
Novartis AG	86,224	6,141,622
Novo Nordisk A/S	15,266	2,484,949
Ono Pharmaceutical Company Ltd.	3,000	185,386
Orion OYJ	3,566	93,826
Otsuka Holdings Company Ltd.	13,700	475,755
Piramal Enterprises Ltd.	2,159	24,178
Ranbaxy Laboratories Ltd.	4,850	39,438	(a)
Roche Holding AG	26,322	6,143,051
Sanofi	44,601	4,539,960
Santen Pharmaceutical Company Ltd.	2,700	125,064
ScinoPharm Taiwan Ltd.	10,000	24,346
Shionogi & Company Ltd.	11,100	224,432
Shire PLC	21,167	644,107
Sihuan Pharmaceutical Holdings Group Ltd.	74,000	36,701
Sun Pharmaceutical Industries Ltd.	11,507	173,611
Taisho Pharmaceutical Holdings Company Ltd.	1,300	91,949
Takeda Pharmaceutical Company Ltd.	29,600	1,618,209
Teva Pharmaceutical Industries Ltd.	33,069	1,303,015
Tsumura & Co.	2,200	80,377
UCB S.A.	4,122	263,594
Valeant Pharmaceuticals International Inc.	10,840	813,680	(a)
Yuhan Corp.	313	53,451
		38,870,134

Photographic Products—0.0%*
Nikon Corp.	12,800	300,191

Precious Metals & Minerals—0.0%*
Anglo American Platinum Ltd.	2,617	109,011
Fresnillo PLC	6,730	138,572
Impala Platinum Holdings Ltd.	20,296	299,978
Industrias Penoles SAB de C.V.	5,155	242,431
Northam Platinum Ltd.	8,191	35,444
Pan American Silver Corp.	5,665	93,120
Paramount Gold and Silver Corp.	7,375	16,446	(a)
Silver Wheaton Corp.	13,301	416,331
		1,351,333

Property & Casualty Insurance—0.2%
Admiral Group PLC	7,519	152,078
American Safety Insurance Holdings Ltd.	481	12,006	(a)
Dongbu Insurance Company Ltd.	1,830	78,046	(a)
Hyundai Marine & Fire Insurance Company Ltd.	2,720	77,864	(a)
Insurance Australia Group Ltd.	77,217	459,670
Intact Financial Corp.	4,849	297,111
MS&AD Insurance Group Holdings	19,000	420,942
NKSJ Holdings Inc.	14,000	293,193
People’s Insurance Company Group of China Ltd.	165,000	87,998	(a)
PICC Property & Casualty Company Ltd.	100,000	128,307
QBE Insurance Group Ltd.	44,351	624,677
RSA Insurance Group PLC	133,001	235,076
Samsung Fire & Marine Insurance Company Ltd.	1,332	260,390	(a)
Suncorp Group Ltd.	48,450	597,046
Tokio Marine Holdings Inc.	25,900	744,880	(a)
Tryg A/S	961	77,701
XL Group PLC	24,656	747,077
		5,294,062

Publishing—0.1%
Axel Springer AG	1,610	69,888
Global Sources Ltd.	829	6,267	(a)
Lagardere SCA	4,450	164,142
Pearson PLC	30,877	555,121
Reed Elsevier N.V.	26,194	449,541
Reed Elsevier PLC	45,826	543,455
Thomson Reuters Corp.	14,280	463,279
Wolters Kluwer N.V.	11,537	252,368	(a)
		2,504,061

Railroads—0.2%
All America Latina Logistica S.A.	17,200	86,156
Asciano Ltd.	36,444	212,390
Aurizon Holdings Ltd.	66,944	281,264
Canadian National Railway Co.	16,348	1,642,926
Canadian Pacific Railway Ltd.	6,463	843,158
Central Japan Railway Co.	5,400	569,751
East Japan Railway Co.	12,700	1,044,150
Hankyu Hanshin Holdings Inc.	42,000	253,287
Keikyu Corp.	17,000	177,377
Keio Corp.	21,000	180,249
Keisei Electric Railway Company Ltd.	10,000	105,509
Kintetsu Corp.	60,000	279,515
MTR Corp Ltd.	63,500	252,359
Odakyu Electric Railway Company Ltd.	23,000	286,216
Tobu Railway Company Ltd.	38,000	217,847
Tokyu Corp.	42,000	310,466

West Japan Railway Co.	6,300	302,872
		7,045,492

Real Estate Development—0.1%
Agile Property Holdings Ltd.	52,000	61,896
Cheung Kong Holdings Ltd.	54,000	797,202
China Overseas Land & Investment Ltd.	152,000	420,011
China Resources Land Ltd.	76,000	212,453
China Vanke Company Ltd.	34,500	67,243
Country Garden Holdings Company Ltd.	170,000	84,095
Douja Promotion Groupe Addoha S.A.	1,559	10,664
Evergrande Real Estate Group Ltd.	197,000	79,179
Farglory Land Development Company Ltd.	13,000	23,824
Greentown China Holdings Ltd.	26,000	48,700
Guangzhou R&F Properties Company Ltd.	33,600	56,269
Highwealth Construction Corp.	12,000	25,001
Keppel Land Ltd.	31,000	98,452
Longfor Properties Company Ltd.	50,000	82,704
LSR Group GDR	6,440	27,885
Ruentex Development Company Ltd.	22,000	44,806
Shimao Property Holdings Ltd.	51,500	99,117
Shui On Land Ltd.	102,500	44,102	(a)
Sino Land Company Ltd.	116,000	196,654
Sino-Ocean Land Holdings Ltd.	104,500	63,406
SOHO China Ltd.	76,000	63,246
Talaat Moustafa Group	36,052	19,714	(a)
UEM Land Holdings Bhd	59,300	51,515	(a)
Unitech Ltd.	50,747	22,129	(a)
		2,700,267

Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	2,700	82,246
BR Malls Participacoes S.A.	15,100	188,418
BR Properties S.A.	6,900	76,653
Brookfield Office Properties Inc.	10,283	176,520
CapitaMalls Asia Ltd.	52,000	85,926
Central Pattana PCL	22,100	71,692
Global Logistic Properties Ltd.	79,000	166,839
Growthpoint Properties Ltd.	59,877	175,889
Hulic Company Ltd.	10,000	82,110
Hysan Development Company Ltd.	26,000	131,798
IMMOFINANZ AG	34,811	132,091
Multiplan Empreendimentos Imobiliarios S.A.	2,800	80,542
NTT Urban Development Corp.	45	53,989
Redefine Properties Ltd.	97,721	105,449
SM Prime Holdings Inc.	245,000	114,666
Swire Properties Ltd.	47,600	169,241
Swiss Prime Site AG	1,980	160,687
		2,054,756

Regional Banks—0.1%
Banque Cantonale Vaudoise	143	80,036
Bendigo and Adelaide Bank Ltd.	15,355	164,406
Chongqing Rural Commercial Bank	92,000	49,303
Fukuoka Financial Group Inc.	30,000	149,968
Resona Holdings Inc.	72,900	383,807
Seven Bank Ltd.	22,000	70,666
Shinsei Bank Ltd.	57,000	130,345
Suruga Bank Ltd.	7,000	112,200

The Bank of Kyoto Ltd.	12,000	117,294
The Bank of Yokohama Ltd.	47,000	271,942
The Chiba Bank Ltd.	28,000	201,319
The Chugoku Bank Ltd.	6,000	96,873
The Gunma Bank Ltd.	14,000	83,387
The Hachijuni Bank Ltd.	15,000	89,502
The Hiroshima Bank Ltd.	19,000	91,746
The Iyo Bank Ltd.	9,000	83,376
The Joyo Bank Ltd.	23,000	127,941
The Nishi-Nippon City Bank Ltd.	22,000	67,858
The Shizuoka Bank Ltd.	20,000	225,271
Yamaguchi Financial Group Inc.	8,000	79,728
		2,676,968

Reinsurance—0.1%
Hannover Rueckversicherung AG	2,215	174,041
Muenchener Rueckversicherungs AG	6,681	1,251,686
SCOR SE	5,925	170,426
Swiss Re AG	13,209	1,076,862
		2,673,015

Research & Consulting Services—0.1%
ALS Ltd.	12,510	136,553
Bureau Veritas S.A.	2,047	255,232
Experian PLC	37,981	657,464
Intertek Group PLC	5,979	308,044
SGS S.A.	209	513,810
		1,871,103

Residential REITs—0.0%*
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	23,007	36,745

Restaurants—0.1%
Compass Group PLC	69,436	886,182
Jollibee Foods Corp.	15,290	47,208
McDonald’s Holdings Company Japan Ltd.	2,600	70,074
Sodexo	3,541	330,567
Tim Hortons Inc.	5,863	318,614
Whitbread PLC	6,580	256,579
		1,909,224

Retail REITs—0.1%
Capital Shopping Centres Group PLC	21,682	110,062
CapitaMall Trust	92,000	154,990
CFS Retail Property Trust Group	73,622	154,277
Corio N.V.	2,561	119,688
Federation Centres	47,841	117,709
Hammerson PLC	26,514	198,040
Japan Retail Fund Investment Corp.	77	190,821
Klepierre	3,685	145,009
RioCan Real Estate Investment Trust	5,179	141,716
The Link REIT	89,500	488,854
Unibail-Rodamco SE	3,413	796,324
Westfield Group	80,280	908,100
Westfield Retail Trust	107,644	338,917
		3,864,507

Security & Alarm Services—0.0%*
G4S PLC	52,927	234,190
S1 Corp.	841	46,941

Secom Company Ltd.	7,900	407,100
Securitas AB	11,896	112,245
		800,476

Semiconductor Equipment—0.0%*
Advantest Corp.	5,600	78,622
ASM Pacific Technology Ltd.	7,900	86,860
ASML Holding N.V.	11,731	790,396
GCL-Poly Energy Holdings Ltd.	300,000	61,062
Hermes Microvision Inc.	1,000	24,245
Sumco Corp.	4,500	50,734
Tokyo Electron Ltd.	6,500	275,846
		1,367,765

Semiconductors—0.4%
Advanced Semiconductor Engineering Inc.	225,000	182,092
ARM Holdings PLC	51,388	718,658
Epistar Corp.	31,000	55,153
Infineon Technologies AG	40,893	323,466
Kinsus Interconnect Technology Corp.	10,000	30,867
Macronix International	136,000	38,932
MediaTek Inc.	43,000	488,922
Mellanox Technologies Ltd.	1,327	73,393	(a)
MStar Semiconductor Inc.	8,000	64,610
Novatek Microelectronics Corp.	18,000	78,555
Phison Electronics Corp.	5,000	40,465
Powertech Technology Inc.	27,000	45,237
Radiant Opto-Electronics Corp.	15,000	59,192
Realtek Semiconductor Corp.	16,000	36,545
Richtek Technology Corp.	5,000	28,760
Rohm Company Ltd.	3,600	124,633
Samsung Electronics Company Ltd.	4,140	5,618,731
Siliconware Precision Industries Co.	108,000	122,799
SK Hynix Inc.	19,880	522,641
STMicroelectronics N.V.	24,193	186,397
Taiwan Semiconductor Manufacturing Company Ltd.	920,000	3,076,666
Transcend Information Inc.	6,000	19,423
United Microelectronics Corp.	456,000	169,270
		12,105,407

Soft Drinks—0.1%
Arca Continental SAB de C.V.	12,500	93,706
Coca Cola Hellenic Bottling Co S.A.	7,419	199,109
Coca-Cola Amatil Ltd.	21,912	333,071
Coca-Cola Femsa SAB de C.V.	15,800	256,403
Coca-Cola Icecek AS	2,227	63,075
Coca-Cola West Company Ltd.	2,500	43,555
Fomento Economico Mexicano SAB de C.V.	72,700	818,079
		1,806,998

Specialized Finance—0.1%
ASX Ltd.	7,065	266,562
BM&FBovespa S.A.	67,300	455,264
Chailease Holding Company Ltd.	26,000	72,168
Deutsche Boerse AG	7,421	450,212
Far East Horizon Ltd.	53,000	35,162
IDFC Ltd.	40,447	106,904
Japan Exchange Group Inc.	1,700	157,669
London Stock Exchange Group PLC	6,875	136,338
Mitsubishi UFJ Lease & Finance Company Ltd.	22,400	116,979

Power Finance Corp Ltd.	10,821	36,355
Rural Electrification Corp Ltd.	11,578	44,949
Singapore Exchange Ltd.	38,000	235,854
		2,114,416

Specialty Chemicals—0.1%
Asian Paints Ltd.	1,045	94,492
Croda International PLC	5,046	210,171
Daicel Corp.	11,000	85,758
EMS-Chemie Holding AG	289	87,132
Givaudan S.A.	317	390,329
Hitachi Chemical Company Ltd.	4,000	61,008
Huabao International Holdings Ltd.	77,000	33,329
Johnson Matthey PLC	7,612	265,844
JSR Corp.	6,700	136,822
Kansai Paint Company Ltd.	8,000	88,662
Koninklijke DSM N.V.	5,823	339,545
Nitto Denko Corp.	6,200	371,261
Novozymes A/S	9,208	312,775
Shin-Etsu Chemical Company Ltd.	15,300	1,010,562
Sika AG	80	194,815
Umicore S.A.	4,293	202,011
		3,884,516

Specialty Stores—0.0%*
Sanrio Company Ltd.	1,700	75,308
Signet Jewelers Ltd.	3,578	239,726
		315,034

Steel—0.2%
Angang Steel Company Ltd.	40,000	21,900	(a)
ArcelorMittal	37,914	489,288
ArcelorMittal South Africa Ltd.	5,847	18,125
CAP S.A.	2,624	85,047
China Steel Corp.	424,000	367,956
Cia Siderurgica Nacional S.A.	27,400	124,067
Daido Steel Company Ltd.	10,000	53,074
Eregli Demir ve Celik Fabrikalari TAS	35,277	45,814
Evraz PLC	12,772	43,054
Feng Hsin Iron & Steel Co.	12,000	20,908
Fortescue Metals Group Ltd.	52,567	215,927
Fosun International Ltd.	57,500	38,666
Hitachi Metals Ltd.	6,000	57,243
Hyundai Hysco Company Ltd.	1,390	42,664
Hyundai Steel Co.	2,231	162,823
Industrias CH SAB de C.V.	5,600	48,924	(a)
JFE Holdings Inc.	18,400	353,244
Jindal Steel & Power Ltd.	13,806	88,971
JSW Steel Ltd.	2,896	35,168
Kobe Steel Ltd.	95,000	111,147
Kumba Iron Ore Ltd.	2,996	160,657
Maruichi Steel Tube Ltd.	1,600	37,252
Mechel ADR	6,429	32,531
Nippon Steel & Sumitomo Metal Corp.	284,000	718,911
Novolipetsk Steel OJSC GDR	2,253	35,530
POSCO	2,450	720,070
Salzgitter AG	1,470	59,111
Sesa Goa Ltd.	12,462	35,724
Severstal OAO GDR	7,140	63,439

Sims Metal Management Ltd.	6,024	62,992
Tata Steel Ltd.	11,358	65,264
ThyssenKrupp AG	14,524	295,886
Tung Ho Steel Enterprise Corp.	23,000	21,921
Vale S.A.	39,400	681,955
Voestalpine AG	4,046	124,457
Yamato Kogyo Company Ltd.	1,400	38,224
		5,577,934

Systems Software—0.0%*
Asseco Poland S.A.	2,647	34,182
Oracle Corp Japan	1,400	63,061
Totvs S.A.	4,200	86,318
Trend Micro Inc.	4,000	111,934
		295,495

Technology Distributors—0.0%*
Synnex Technology International Corp.	48,000	86,682
WPG Holdings Ltd.	51,000	57,818
		144,500

Textiles—0.0%*
Formosa Taffeta Company Ltd.	25,000	22,824
Ruentex Industries Ltd.	18,000	41,535
		64,359

Thrifts & Mortgage Finance—0.0%*
Housing Development Finance Corp.	54,736	828,291
LIC Housing Finance Ltd.	11,981	49,677
		877,968

Tires & Rubber—0.1%
Bridgestone Corp.	24,200	810,785
Cheng Shin Rubber Industry Company Ltd.	67,000	190,452
Cie Generale des Etablissements Michelin	6,744	565,063
Hankook Tire Company Ltd.	3,030	130,857
Nan Kang Rubber Tire Company Ltd.	23,000	25,767
Nokian Renkaat OYJ	4,198	187,056
Pirelli & C. S.p.A.	8,788	92,365
Sumitomo Rubber Industries Ltd.	6,400	106,871
		2,109,216

Tobacco—0.3%
British American Tobacco Malaysia Bhd	4,300	86,764
British American Tobacco PLC	72,748	3,896,074
Gudang Garam Tbk PT	18,500	93,190
Imperial Tobacco Group PLC	37,118	1,295,759
ITC Ltd.	81,783	466,321
Japan Tobacco Inc.	38,600	1,233,706
KT&G Corp.	4,116	279,308
Souza Cruz S.A.	14,100	206,568
Swedish Match AB	7,762	241,503
		7,799,193

Trading Companies & Distributors—0.2%
Adani Enterprises Ltd.	8,457	31,564
Barloworld Ltd.	7,965	83,206
Brenntag AG	1,905	297,948
Bunzl PLC	12,226	240,411
Daewoo International Corp.	2,030	70,519
Finning International Inc.	6,330	157,697

ITOCHU Corp.	56,400	689,253
Marubeni Corp.	62,000	472,155
Mitsubishi Corp.	52,800	988,385
Mitsui & Company Ltd.	65,100	912,591
Noble Group Ltd.	149,000	145,925
Rexel S.A.	3,970	86,791
Samsung C&T Corp.	4,683	288,321
SK Networks Company Ltd.	6,600	44,965
Sojitz Corp.	49,600	77,549
Sumitomo Corp.	42,500	534,753
Toyota Tsusho Corp.	7,600	193,840
Wolseley PLC	10,138	503,847
		5,819,720

Trucking—0.0%*
ComfortDelGro Corporation Ltd.	72,000	110,850
DSV A/S	7,129	172,530
Localiza Rent a Car S.A.	4,900	87,728
Nippon Express Company Ltd.	32,000	153,159
		524,267

Water Utilities—0.0%*
Aguas Andinas S.A.	77,578	60,845
Cia de Saneamento Basico do Estado de Sao Paulo	4,200	200,798	(a)
Cia de Saneamento de Minas Gerais-COPASA	2,100	51,397
Consolidated Water Company Ltd.	684	6,772
Guangdong Investment Ltd.	92,000	80,828
Severn Trent PLC	9,006	234,119
United Utilities Group PLC	25,736	276,874
		911,633

Wireless Telecommunication Services—0.6%
Advanced Info Service PCL	44,400	357,808
America Movil SAB de C.V.	1,461,800	1,553,121
Axiata Group Bhd	97,600	208,659
Bharti Airtel Ltd.	21,416	115,040
China Mobile Ltd.	226,000	2,391,696
DiGi.Com Bhd	116,400	174,421
ENTEL Chile S.A.	4,152	87,925
Far EasTone Telecommunications Company Ltd.	58,000	131,313
Globe Telecom Inc.	1,235	36,315
Idea Cellular Ltd.	24,304	50,576	(a)
Indosat Tbk PT	47,500	31,773
KDDI Corp.	20,000	834,929
Maxis Bhd	88,900	187,475
MegaFon OAO GDR	1,623	50,313	(a)
Millicom International Cellular S.A.	2,361	189,003
Mobile Telesystems OJSC ADR	19,999	414,779
MTN Group Ltd.	63,521	1,118,037
NTT DOCOMO Inc.	574	852,270
Orascom Telecom Holding SAE	98,792	63,024	(a)
Philippine Long Distance Telephone Co.	1,645	120,443
Reliance Communications Ltd.	20,483	20,822
Rogers Communications Inc.	14,372	734,055
Sistema JSFC GDR	3,809	69,933
SK Telecom Company Ltd.	456	73,978
Softbank Corp.	35,500	1,631,142
StarHub Ltd.	26,000	91,166
Taiwan Mobile Company Ltd.	62,000	209,414

Tele2 AB	11,746	204,859
Tim Participacoes S.A.	31,600	139,793
Turkcell Iletisim Hizmetleri AS	29,086	195,300	(a)
Vodacom Group Ltd.	13,976	167,417
Vodafone Group PLC	1,840,754	5,215,646
		17,722,445

Total Common Stock
(Cost $590,117,118)		605,358,620

Preferred Stock—0.5%

Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,491	95,414
Hyundai Motor Co. ††	1,302	99,470
Hyundai Motor Co. ††	666	47,289
Porsche Automobil Holding SE	5,707	417,863
Volkswagen AG	5,431	1,080,961
		1,740,997

Brewers—0.0%*
Cia de Bebidas das Americas	28,000	1,171,047

Broadcasting—0.0%*
ProSiebenSat.1 Media AG	3,331	119,124

Commodity Chemicals—0.0%*
Braskem S.A.	6,100	41,295
LG Chem Ltd.	274	21,967
		63,262

Construction & Farm Machinery & Heavy Trucks—0.0%*
Marcopolo S.A.	7,600	54,088

Construction Materials—0.0%*
Grupo Argos S.A.	3,447	40,994

Diversified Banks—0.1%
Banco Bradesco S.A.	86,020	1,456,455
Banco Davivienda S.A.	2,995	42,598
Banco do Estado do Rio Grande do Sul S.A.	6,900	59,954
Bancolombia S.A.	12,485	198,066
Grupo Aval Acciones y Valores	57,961	40,902
Itausa - Investimentos Itau S.A.	96,000	502,294
		2,300,269

Diversified Financial Services—0.1%
Itau Unibanco Holding S.A.	85,700	1,529,666

Electric Utilities—0.0%*
Centrais Eletricas Brasileiras S.A.	8,100	51,018
Cia Energetica de Minas Gerais	17,900	209,685
Cia Paranaense de Energia	3,900	59,824
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	3,700	18,148
		338,675

Fertilizers & Agricultural Chemicals—0.0%*
Sociedad Quimica y Minera de Chile S.A.	3,310	183,185

General Merchandise Stores—0.0%*
Lojas Americanas S.A.	15,700	135,482

Household Products—0.0%*
Henkel AG & Company KGaA	6,934	668,597

Hypermarkets & Super Centers—0.0%*
Cia Brasileira de Distribuicao Grupo Pao de Acucar	3,700	195,996

Independent Power Producers & Energy Traders—0.0%*
AES Tiete S.A.	3,800	36,938
Cia Energetica de Sao Paulo	5,900	59,546
		96,484

Integrated Oil & Gas—0.1%
Petroleo Brasileiro S.A.	161,600	1,470,657

Integrated Telecommunication Services—0.0%*
Oi S.A.	31,700	95,901
Telefonica Brasil S.A.	11,200	299,670
		395,571

Multi-Sector Holdings—0.0%*
Grupo de Inversiones Suramericana S.A.	3,025	64,869

Multi-Utilities—0.0%*
RWE AG	824	29,606

Paper Packaging—0.0%*
Klabin S.A.	16,500	114,154

Semiconductors—0.0%*
Samsung Electronics Company Ltd.	775	604,620

Soft Drinks—0.0%*
Embotelladora Andina S.A.	5,794	38,934

Steel—0.1%
Bradespar S.A.	8,400	109,689
Gerdau S.A.	32,100	247,713
Metalurgica Gerdau S.A.	10,200	98,644
Usinas Siderurgicas de Minas Gerais S.A.	14,200	76,199
Vale S.A.	85,500	1,409,487
		1,941,732

Total Preferred Stock
(Cost $14,455,549)		13,298,009

Rights—0.0%*

Diversified Banks—0.0%*
CaixaBank	46,150	3,129	(p)

Total Rights
(Cost $3,604)		3,129

Total Foreign Equity
(Cost $604,576,271)		618,659,758

		Principal Amount	Fair Value
Bonds and Notes—31.6%
U.S. Treasuries—11.5%
U.S. Treasury Bonds
0.19%	05/31/14	$9,000,000	$9,006,327	(d)
1.13%	12/31/19	20,000,000	19,928,120
1.25%	10/31/15 - 10/31/19	18,000,000	18,264,064
1.50%	07/31/16	20,000,000	20,706,240
1.75%	05/15/22	7,200,000	7,220,815

2.13%	05/31/15	3,000,000	3,119,298
2.38%	08/31/14 - 03/31/16	33,500,000	34,915,948
3.00%	05/15/42	14,000,000	13,706,868	(h)
3.25%	12/31/16	15,000,000	16,526,955
4.50%	05/15/17	15,000,000	17,390,625
U.S. Treasury Notes
0.20%	07/31/14	23,000,000	22,975,735	(d,h)
0.22%	10/31/14 - 12/31/14	40,000,000	39,974,220	(d)
0.24%	01/31/15	5,000,000	5,001,170	(d)
0.25%	03/15/15	5,000,000	5,011,915	(d)
0.54%	02/28/17	15,000,000	15,192,180	(d,h)
0.67%	09/30/17	8,000,000	7,984,376	(d)
0.72%	12/31/17	8,000,000	8,010,624	(d)
0.74%	01/31/18	5,000,000	5,032,420	(d)
2.00%	02/15/23	4,000,000	4,050,624
3.13%	05/15/19	7,000,000	7,885,934
4.38%	11/15/39	11,000,000	13,784,375
4.50%	02/15/36	4,000,000	5,080,624
5.50%	08/15/28	4,500,000	6,238,125
6.38%	08/15/27	2,000,000	2,976,250
7.63%	02/15/25	2,000,000	3,176,250
7.88%	02/15/21	5,000,000	7,433,595
8.75%	05/15/20	5,000,000	7,584,375
9.00%	11/15/18	3,000,000	4,339,686
			332,517,738

U.S. Government Sponsored Agencies—0.2%
Federal Home Loan Banks
0.38%	11/20/15	5,000,000	5,015,515	(d)
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	964,106
			5,979,621

Agency Mortgage Backed—10.7%
Federal Home Loan Mortgage Corp.
0.28%	11/25/14	2,000,000	2,016,422	(d)
1.25%	10/02/19	1,500,000	1,489,408
2.38%	01/13/22	1,500,000	1,561,198	(h)
3.00%	03/01/43	3,000,000	3,084,906
5.00%	12/01/22 - 06/01/41	7,762,319	8,506,754
5.50%	01/01/38 - 04/01/39	1,547,189	1,711,895
6.00%	06/01/37 - 11/01/37	1,545,304	1,723,373	(h)
2.50%	TBA	1,500,000	1,528,711	(c)
3.00%	TBA	3,000,000	3,080,625	(c)
4.00%	TBA	2,000,000	2,125,625	(c)
Federal National Mortgage Assoc.
0.25%	08/28/14	13,000,000	13,114,868	(d)
0.37%	09/28/15	8,000,000	8,019,824	(d)
0.46%	03/28/16	4,600,000	4,605,005	(d)
0.86%	12/20/17	6,000,000	5,995,068	(d)
2.50%	02/01/28	6,921,712	7,199,400
3.00%	01/01/28 - 01/01/43	15,719,028	16,505,494
3.50%	01/01/28 - 10/01/42	32,423,071	34,393,778
4.00%	01/01/41 - 12/01/41	17,171,405	18,382,553
4.50%	10/01/39 - 04/01/41	32,368,358	34,916,746	(h)
5.00%	07/01/35 - 06/01/41	20,310,749	22,488,562	(h)
5.50%	11/01/35 - 01/01/39	12,067,638	13,259,978	(h)
6.00%	03/01/34 - 08/01/37	10,146,019	11,180,184	(h)
6.63%	11/15/30	1,200,000	1,786,685

2.50%	TBA	2,500,000	2,570,313	(c)
3.00%	TBA	7,000,000	7,240,507	(c)
4.00%	TBA	8,000,000	8,554,727	(c)
4.50%	TBA	6,000,000	6,454,453	(c)
6.00%	TBA	1,000,000	1,095,313	(c)
6.50%	TBA	5,044,000	5,608,297	(c)
Government National Mortgage Assoc.
3.00%	10/15/42	6,920,990	7,244,979
3.50%	10/20/42	19,379,737	20,746,615
4.00%	12/20/40 - 08/15/41	12,593,986	13,731,477
4.50%	05/20/40	7,813,789	8,643,349
5.00%	08/15/41	8,238,995	9,081,792
			309,648,884

Asset Backed—0.1%
AmeriCredit Automobile Receivables Trust 2012-2
3.38%	04/09/18	1,000,000	1,046,632
Chase Issuance Trust
0.60%	10/16/17	1,000,000	998,397	(d)
Citibank Credit Card Issuance Trust
5.65%	09/20/19	1,000,000	1,197,840
			3,242,869

Corporate Notes—7.9%
ABB Finance USA Inc.
1.63%	05/08/17	869,000	881,101	(h)
AbbVie Inc.
1.75%	11/06/17	875,000	885,641	(b)
4.40%	11/06/42	437,000	440,602	(b)
ACE INA Holdings Inc.
2.70%	03/13/23	250,000	248,723
Aetna Inc.
1.50%	11/15/17	713,000	714,713
2.75%	11/15/22	500,000	489,245
Aflac Inc.
2.65%	02/15/17	250,000	262,830
Agilent Technologies Inc.
5.50%	09/14/15	909,000	1,004,700	(h)
Agrium Inc.
6.75%	01/15/19	1,000,000	1,225,365
Alcoa Inc.
5.55%	02/01/17	750,000	827,064
Altria Group Inc.
4.25%	08/09/42	663,000	624,781
Amazon.com Inc.
1.20%	11/29/17	873,000	868,477
America Movil SAB de C.V.
2.38%	09/08/16	1,000,000	1,028,672	(h)
3.13%	07/16/22	750,000	735,487
American Express Co.
7.00%	03/19/18	1,000,000	1,248,692
American Express Credit Corp.
1.75%	06/12/15	610,000	623,286	(h)
American International Group Inc.
4.88%	06/01/22	1,000,000	1,131,289
8.18%	05/15/68	250,000	336,563
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	495,904

Amgen Inc.
5.38%	05/15/43	817,000	908,863	(h)
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	535,763
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	876,770
5.38%	11/15/14	594,000	638,198	(h)
7.75%	01/15/19	500,000	657,055
Apache Corp.
5.10%	09/01/40	750,000	806,831
Archer-Daniels-Midland Co.
4.02%	04/16/43	620,000	593,478
Arizona Public Service Co.
6.25%	08/01/16	273,000	319,262	(h)
Arrow Electronics Inc.
3.00%	03/01/18	250,000	252,216
Asian Development Bank
2.63%	02/09/15	1,500,000	1,562,280
AT&T Inc.
0.77%	02/13/15	899,000	900,806	(d,h)
2.95%	05/15/16	844,000	892,931	(h)
4.35%	06/15/45	750,000	697,228	(b)
5.55%	08/15/41	954,000	1,051,557	(h)
Australia & New Zealand Banking Group Ltd.
0.83%	02/12/16	500,000	501,353	(d)
Autodesk Inc.
1.95%	12/15/17	888,000	879,500
Avon Products Inc.
4.60%	03/15/20	250,000	259,693
AXA S.A.
8.60%	12/15/30	100,000	128,228
Bank of America Corp.
1.50%	10/09/15	1,000,000	1,003,303
5.42%	03/15/17	800,000	886,537
5.70%	01/24/22	1,321,000	1,547,341	(h)
5.75%	12/01/17	1,360,000	1,573,055	(h)
Bank of Nova Scotia
0.85%	10/09/15	500,000	499,801	(d)
Barclays Bank PLC
5.00%	09/22/16	1,000,000	1,123,159
Barrick Gold Corp.
6.95%	04/01/19	750,000	926,024
BB&T Corp.
2.15%	03/22/17	500,000	514,616
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	944,000	962,751	(h)
3.00%	05/15/22	500,000	509,645	(h)
BNP Paribas S.A.
2.38%	09/14/17	750,000	761,106
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	264,180
BP Capital Markets PLC
2.25%	11/01/16	1,425,000	1,482,539	(h)
2.50%	11/06/22	500,000	486,670
Burlington Northern Santa Fe LLC
5.75%	05/01/40	750,000	898,523
Capital One Financial Corp.
1.15%	11/06/15	1,000,000	996,280	(d)

Cardinal Health Inc.
3.20%	03/15/23	500,000	497,489
CareFusion Corp.
3.30%	03/01/23	250,000	251,881	(b)
Caterpillar Financial Services Corp.
1.25%	11/06/17	611,000	612,223
Caterpillar Inc.
1.50%	06/26/17	1,073,000	1,089,127
Catholic Health Initiatives
1.60%	11/01/17	175,000	177,063
Cigna Corp.
2.75%	11/15/16	250,000	263,910	(h)
5.38%	02/15/42	250,000	282,664	(h)
Cisco Systems Inc.
5.90%	02/15/39	750,000	938,903
Citigroup Inc.
5.00%	09/15/14	1,524,000	1,600,246	(h)
5.38%	08/09/20	1,500,000	1,756,119
5.88%	01/30/42	272,000	325,079
6.13%	08/25/36	347,000	396,803
CNA Financial Corp.
5.88%	08/15/20	781,000	919,408	(h)
Comcast Corp.
4.25%	01/15/33	1,000,000	1,006,618
5.15%	03/01/20	500,000	592,354
ConAgra Foods Inc.
1.30%	01/25/16	750,000	755,927
ConocoPhillips
6.50%	02/01/39	750,000	1,002,919
Consolidated Edison Company of New York Inc.
3.95%	03/01/43	250,000	246,533
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%	11/09/22	500,000	503,420
Corp Andina de Fomento
4.38%	06/15/22	250,000	271,392
Covidien International Finance S.A.
1.35%	05/29/15	708,000	718,193
COX Communications Inc.
4.70%	12/15/42	218,000	214,550	(b)
Credit Suisse
5.30%	08/13/19	1,000,000	1,178,827
Crown Castle Towers LLC
6.11%	01/15/40	326,000	398,827	(b,h)
CSX Corp.
4.10%	03/15/44	568,000	536,579
CVS Caremark Corp.
2.75%	12/01/22	500,000	492,920
DCP Midstream Operating LP
2.50%	12/01/17	873,000	886,275
DDR Corp. (REIT)
4.63%	07/15/22	626,000	677,158
Deere & Co.
3.90%	06/09/42	471,000	465,311
Delhaize Group S.A.
4.13%	04/10/19	500,000	529,775
DENTSPLY International Inc.
2.75%	08/15/16	725,000	752,843	(h)
4.13%	08/15/21	250,000	265,332	(h)

Deutsche Bank AG
3.25%	01/11/16	500,000	529,915
Deutsche Telekom International Finance BV
8.25%	06/15/30	250,000	354,005
Devon Energy Corp.
3.25%	05/15/22	500,000	500,805
Diageo Capital PLC
1.50%	05/11/17	1,259,000	1,276,363	(h)
Diageo Investment Corp.
2.88%	05/11/22	500,000	505,439	(h)
DIRECTV Holdings LLC
4.75%	10/01/14	1,026,000	1,085,358	(h)
5.15%	03/15/42	500,000	483,206	(h)
Discovery Communications LLC
3.25%	04/01/23	75,000	76,095
Dominion Resources Inc.
1.95%	08/15/16	667,000	687,834	(h)
Duke Energy Corp.
1.63%	08/15/17	884,000	891,829
3.05%	08/15/22	2,639,000	2,686,639
Eastman Chemical Co.
2.40%	06/01/17	1,000,000	1,038,012	(h)
eBay Inc.
1.35%	07/15/17	619,000	625,844
Ecolab Inc.
1.45%	12/08/17	750,000	744,774
Ecopetrol S.A.
7.63%	07/23/19	345,000	432,113	(h)
Emerson Electric Co.
2.63%	02/15/23	500,000	504,930
Encana Corp.
3.90%	11/15/21	500,000	528,906
Energy Transfer Partners LP
6.50%	02/01/42	500,000	571,312	(h)
6.70%	07/01/18	701,000	845,794	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	442,000	425,024
European Bank for Reconstruction & Development
0.70%	02/16/17	1,000,000	1,012,829	(d)
European Investment Bank
0.38%	12/15/14	1,420,000	1,432,056	(d,h)
0.45%	07/15/15	2,000,000	2,028,822	(d)
4.88%	01/17/17	2,040,000	2,347,428	(h)
Exelon Corp.
4.90%	06/15/15	1,393,000	1,507,850	(h)
Express Scripts Holding Co.
3.13%	05/15/16	1,421,000	1,501,107	(h)
4.75%	11/15/21	474,000	538,138
Fifth Third BanCorp
4.50%	06/01/18	500,000	554,902
FirstEnergy Corp.
7.38%	11/15/31	500,000	585,740
Florida Power & Light Co.
4.13%	02/01/42	847,000	863,518
Ford Motor Co.
4.75%	01/15/43	800,000	744,562

Ford Motor Credit Company LLC
2.75%	05/15/15	1,000,000	1,020,764
France Telecom S.A.
8.50%	03/01/31	250,000	351,607
Freeport-McMoRan Copper & Gold Inc.
3.10%	03/15/20	500,000	501,670	(b)
General Electric Capital Corp.
2.15%	01/09/15	1,000,000	1,025,481
5.00%	01/08/16	750,000	831,482
5.50%	01/08/20	1,000,000	1,184,967
6.75%	03/15/32	1,250,000	1,591,117
General Electric Co.
5.25%	12/06/17	1,000,000	1,171,389	(l)
Genworth Financial Inc.
6.52%	05/22/18	250,000	284,070
Georgia Power Co.
4.30%	03/15/42	472,000	473,549
GlaxoSmithKline Capital PLC
1.50%	05/08/17	1,000,000	1,016,988
Goldman Sachs Capital I
6.35%	02/15/34	503,000	524,065
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,121,430	(h)
Hartford Financial Services Group Inc.
4.00%	10/15/17	500,000	553,772
HCP Inc. (REIT)
2.63%	02/01/20	500,000	503,194
Health Care REIT Inc. (REIT)
2.25%	03/15/18	500,000	504,535
5.13%	03/15/43	250,000	244,113
Hess Corp.
8.13%	02/15/19	500,000	645,763
Hewlett-Packard Co.
2.13%	09/13/15	750,000	760,375
6.00%	09/15/41	262,000	266,673
HSBC Bank USA NA
5.88%	11/01/34	500,000	579,849
HSBC Finance Corp.
6.68%	01/15/21	250,000	295,834
HSBC Holdings PLC
5.10%	04/05/21	1,000,000	1,155,471
Indiana Michigan Power Co.
3.20%	03/15/23	750,000	757,079
Intel Corp.
1.35%	12/15/17	872,000	874,969
4.25%	12/15/42	436,000	425,898
Inter-American Development Bank
1.38%	10/18/16	1,500,000	1,543,408
International Bank for Reconstruction & Development
2.38%	05/26/15	1,500,000	1,565,291
International Business Machines Corp.
4.00%	06/20/42	750,000	752,541
International Finance Corp.
2.75%	04/20/15	1,000,000	1,048,578
International Paper Co.
7.95%	06/15/18	1,000,000	1,286,992

Invesco Finance PLC
3.13%	11/30/22	500,000	510,291
Jabil Circuit Inc.
4.70%	09/15/22	223,000	222,164
Jefferies Group Inc.
5.13%	01/20/23	250,000	264,694
JPMorgan Chase & Co.
1.10%	10/15/15	2,000,000	2,002,840
3.25%	09/23/22	436,000	435,327
4.50%	01/24/22	703,000	770,432
6.30%	04/23/19	1,000,000	1,221,411
6.40%	05/15/38	500,000	641,148
KFW
2.00%	10/04/22	2,187,000	2,155,488
4.50%	07/16/18	1,567,000	1,837,934	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	300,000	304,133
5.00%	08/15/42	442,000	448,078
Kinross Gold Corp.
6.88%	09/01/41	250,000	257,722
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	500,000	534,545
Kraft Foods Group Inc.
1.63%	06/04/15	579,000	587,921
2.25%	06/05/17	943,000	978,284
5.00%	06/04/42	500,000	536,107
L-3 Communications Corp.
5.20%	10/15/19	500,000	570,067
Landwirtschaftliche Rentenbank
0.90%	09/12/17	500,000	499,355	(d)
Lincoln National Corp.
4.20%	03/15/22	317,000	344,093
Lockheed Martin Corp.
4.25%	11/15/19	1,000,000	1,125,242
Lowe’s Companies Inc.
3.12%	04/15/22	750,000	776,935
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	527,357
McDonald’s Corp.
1.88%	05/29/19	944,000	961,659	(h)
3.70%	02/15/42	250,000	243,491
Medtronic Inc.
4.50%	03/15/42	250,000	265,392
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	379,962
Merck & Company Inc.
2.40%	09/15/22	878,000	871,450
Merrill Lynch & Company Inc.
6.11%	01/29/37	250,000	281,588
MetLife Inc.
1.76%	12/15/17	500,000	506,139
4.13%	08/13/42	250,000	234,022
Microsoft Corp.
0.96%	11/15/17	1,000,000	996,393	(d)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	1,000,000	1,242,914	(h)
Mondelez International Inc.
5.38%	02/10/20	1,000,000	1,189,777

Morgan Stanley
4.75%	03/22/17	639,000	704,832
4.88%	11/01/22	250,000	265,028
5.50%	07/28/21	898,000	1,029,474
5.75%	01/25/21	473,000	546,593
6.63%	04/01/18	433,000	517,609
Murphy Oil Corp.
2.50%	12/01/17	500,000	502,075
3.70%	12/01/22	500,000	485,752
NBCUniversal Media LLC
5.15%	04/30/20	750,000	888,871
Newell Rubbermaid Inc.
2.05%	12/01/17	500,000	502,768
News America Inc.
6.65%	11/15/37	579,000	715,273
Nexen Inc.
6.40%	05/15/37	500,000	645,911
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	1,706,000	1,771,024	(h)
Nisource Finance Corp.
3.85%	02/15/23	1,074,000	1,108,103
Nomura Holdings Inc.
2.00%	09/13/16	500,000	498,774
Novartis Capital Corp.
2.40%	09/21/22	1,052,000	1,045,901
NYSE Euronext
2.00%	10/05/17	500,000	511,182
Occidental Petroleum Corp.
1.50%	02/15/18	500,000	505,902
Oglethorpe Power Corp.
5.38%	11/01/40	491,000	561,868
Omnicom Group Inc.
3.63%	05/01/22	500,000	511,109
ONEOK Partners LP
3.38%	10/01/22	233,000	231,427
6.13%	02/01/41	562,000	653,591	(h)
Oracle Corp.
1.20%	10/15/17	2,185,000	2,187,404
Owens Corning
4.20%	12/15/22	250,000	255,687
Pacific Gas & Electric Co.
6.05%	03/01/34	1,111,000	1,389,762	(h)
PacifiCorp
6.25%	10/15/37	153,000	204,162
PepsiCo Inc.
2.75%	03/01/23	250,000	250,233
7.90%	11/01/18	1,000,000	1,331,409
Petrobras International Finance Co - Pifco
6.75%	01/27/41	250,000	282,573
Petrobras International Finance Co.
2.88%	02/06/15	380,000	387,890
3.50%	02/06/17	1,183,000	1,221,439	(h)
3.88%	01/27/16	420,000	439,524
Petroleos Mexicanos
5.50%	01/21/21 - 06/27/44	1,179,000	1,332,138
6.50%	06/02/41	167,000	196,643
Pfizer Inc.
6.20%	03/15/19	1,000,000	1,255,229

Philip Morris International Inc.
2.50%	05/16/16	1,004,000	1,056,667	(h)
3.88%	08/21/42	442,000	410,117
PNC Funding Corp.
2.70%	09/19/16	1,000,000	1,052,776
Praxair Inc.
0.76%	02/21/16	500,000	501,368	(d)
Pride International Inc.
6.88%	08/15/20	950,000	1,191,005	(h)
Principal Financial Group Inc.
1.85%	11/15/17	250,000	252,602
Prudential Financial Inc.
5.63%	05/12/41	475,000	540,699	(h)
Public Service Company of Colorado
3.95%	03/15/43	250,000	250,876
Republic Services Inc.
5.50%	09/15/19	500,000	593,583
Reynolds American Inc.
3.25%	11/01/22	500,000	494,347
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	750,000	838,828
Rogers Communications Inc.
3.00%	03/15/23	250,000	250,873
Rowan Companies Inc.
5.40%	12/01/42	250,000	249,616
Royal Bank of Canada
0.82%	10/30/15	500,000	500,687	(d)
1.20%	09/19/17	500,000	501,626
Royal Bank of Scotland Group PLC
6.40%	10/21/19	500,000	596,957
Santander Holdings USA Inc.
3.00%	09/24/15	438,000	449,101
Shell International Finance BV
4.38%	03/25/20	1,000,000	1,158,969
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	609,968
SLM Corp.
8.00%	03/25/20	500,000	580,000
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	250,844
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	251,059
Statoil ASA
2.45%	01/17/23	750,000	737,806
Suncor Energy Inc.
6.85%	06/01/39	250,000	329,961
Target Corp.
4.00%	07/01/42	750,000	729,768
Teck Resources Ltd.
2.50%	02/01/18	1,000,000	1,009,302
Telecom Italia Capital S.A.
7.18%	06/18/19	1,000,000	1,137,312
Telefonica Emisiones SAU
5.88%	07/15/19	1,000,000	1,100,100
Textron Inc.
6.20%	03/15/15	798,000	869,223	(h)
The ADT Corp.
2.25%	07/15/17	446,000	447,718	(b)

3.50%	07/15/22	250,000	249,225	(b)
4.88%	07/15/42	42,000	39,895	(b,h)
The Allstate Corp.
5.55%	05/09/35	500,000	600,604
The Bank of New York Mellon Corp.
1.20%	02/20/15	1,000,000	1,011,320
The Chubb Corp.
6.38%	03/29/67	250,000	274,687
The Coca-Cola Co.
1.15%	04/01/18	250,000	250,302
3.30%	09/01/21	326,000	353,160
The Dow Chemical Co.
3.00%	11/15/22	437,000	429,484
4.38%	11/15/42	437,000	419,117
The Goldman Sachs Group Inc.
1.60%	11/23/15	2,000,000	2,018,314
5.75%	01/24/22	1,000,000	1,162,724	(h)
6.75%	10/01/37	887,000	993,962
The Home Depot Inc.
4.40%	04/01/21	500,000	577,106
The Korea Development Bank
3.25%	03/09/16	897,000	946,752	(h)
4.00%	09/09/16	518,000	563,971	(h)
The Procter & Gamble Co.
4.70%	02/15/19	1,000,000	1,178,744
The Sherwin-Williams Co.
1.35%	12/15/17	436,000	437,683
The Travelers Companies Inc.
5.35%	11/01/40	250,000	301,323
The Western Union Co.
2.88%	12/10/17	500,000	507,456
Time Warner Cable Inc.
4.50%	09/15/42	500,000	454,513
6.75%	07/01/18	1,288,000	1,584,977	(h)
Time Warner Inc.
6.10%	07/15/40	1,000,000	1,159,425
Total Capital International S.A.
1.55%	06/28/17	1,000,000	1,016,278
Toyota Motor Credit Corp.
1.38%	01/10/18	1,000,000	1,004,145
TransAlta Corp.
4.50%	11/15/22	873,000	885,973
Transocean Inc.
3.80%	10/15/22	438,000	431,481
Turlock Corp.
1.50%	11/02/17	1,310,000	1,313,758	(b)
2.75%	11/02/22	500,000	497,116	(b)
U.S. Bancorp
3.44%	02/01/16	1,525,000	1,623,100
UBS AG
5.75%	04/25/18	1,000,000	1,184,662
United Parcel Service Inc.
2.45%	10/01/22	875,000	869,929
United Technologies Corp.
1.80%	06/01/17	472,000	486,862	(h)
4.50%	06/01/42	708,000	754,635	(h)
UnitedHealth Group Inc.
0.68%	10/15/15	437,000	438,325	(d)

1.40%	10/15/17	437,000	440,169
6.88%	02/15/38	250,000	336,453
Vale Overseas Ltd.
6.88%	11/10/39	750,000	855,228
Valero Energy Corp.
6.63%	06/15/37	500,000	609,247
Ventas Realty LP (REIT)
2.00%	02/15/18	500,000	502,834
Verizon Communications Inc.
2.00%	11/01/16	1,350,000	1,393,276	(h)
2.45%	11/01/22	436,000	412,352
3.85%	11/01/42	686,000	593,315
Verizon New York Inc.
7.38%	04/01/32	250,000	314,075
Viacom Inc.
2.50%	12/15/16	1,159,000	1,207,618	(h)
3.25%	03/15/23	200,000	200,861
Vodafone Group PLC
2.50%	09/26/22	876,000	844,378
4.38%	02/19/43	250,000	238,559
Wachovia Bank NA
6.60%	01/15/38	500,000	662,194
Wal-Mart Stores Inc.
6.50%	08/15/37	1,250,000	1,688,165
Waste Management Inc.
2.90%	09/15/22	500,000	494,729
Watson Pharmaceuticals Inc.
3.25%	10/01/22	1,316,000	1,334,015
Weatherford International Ltd.
4.50%	04/15/22	250,000	257,525	(h)
5.95%	04/15/42	250,000	257,678	(h)
WellPoint Inc.
1.88%	01/15/18	602,000	609,710
3.30%	01/15/23	500,000	506,670
3.70%	08/15/21	237,000	250,291
Wells Fargo & Co.
1.50%	07/01/15 - 01/16/18	2,500,000	2,522,706
Westpac Banking Corp.
1.13%	09/25/15	1,000,000	1,007,564
WPP Finance 2010
5.13%	09/07/42	441,000	434,066
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	261,831
Xerox Corp.
4.25%	02/15/15	500,000	526,671
Xstrata Finance Canada Ltd.
5.80%	11/15/16	751,275	855,345	(b,h)
Zoetis Inc.
4.70%	02/01/43	500,000	510,411	(b)
			229,105,625

Non-Agency Collateralized Mortgage Obligations—0.6%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	400,000	449,530	(h)
5.68%	07/10/46	440,000	497,347
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	967,390

Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	277,000	321,237	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.19%	02/10/51	792,000	948,966	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	980,000	1,075,953	(h)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	1,004,904	1,073,572	(h)
5.58%	04/12/38	1,050,000	1,164,118	(h)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	500,000	536,757	(h)
GS Mortgage Securities Corp. II
3.00%	08/10/44	950,000	1,007,551
JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	710,000	755,130
5.34%	08/12/37	390,000	418,194
5.44%	06/12/47	1,420,000	1,610,749
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
5.81%	06/15/49	870,000	999,058
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	630,000	679,813
5.16%	02/15/31	860,000	946,452
5.87%	06/15/38	440,000	499,064
Morgan Stanley Capital I Trust 2006-TOP23
5.82%	08/12/41	1,055,000	1,204,297
Morgan Stanley Capital I Trust 2008-TOP29
6.28%	01/11/43	470,000	559,141
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	810,000	899,787
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	220,000	234,285
			16,848,391

Sovereign Bonds—0.3%
Government of Brazilian
2.63%	01/05/23	750,000	720,000
5.88%	01/15/19	1,000,000	1,202,500
7.13%	01/20/37	500,000	693,750
Government of Chile
3.63%	10/30/42	350,000	323,400
Government of Colombia
4.38%	07/12/21	300,000	335,550	(h)
6.13%	01/18/41	250,000	314,500
Government of Italy
3.13%	01/26/15	1,000,000	1,013,300
5.38%	06/15/33	250,000	249,838
Government of Mexico
4.75%	03/08/44	702,000	728,325	(h)
5.63%	01/15/17	1,000,000	1,150,000
5.75%	10/12/49	172,000	188,684	(h)
6.05%	01/11/40	130,000	160,875	(h)
Government of Panama
6.70%	01/26/36	250,000	333,125
Government of Peru
6.55%	03/14/37	447,000	605,685	(h)
7.35%	07/21/25	100,000	141,150
Government of Poland
3.00%	03/17/23	147,000	142,369

5.00%	03/23/22	500,000	571,215
6.38%	07/15/19	74,000	90,913
Government of South Africa
6.25%	03/08/41	100,000	121,250	(h)
Government of Uruguay
6.88%	09/28/25	381,075	503,019
			9,589,448

Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	300,000	358,365	(h)
Bay Area Toll Authority
6.26%	04/01/49	250,000	341,330
Chicago Transit Authority
6.90%	12/01/40	250,000	306,685
City of New York NY
5.97%	03/01/36	250,000	315,363
City Public Service Board of San Antonio TX
5.72%	02/01/41	200,000	257,140
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	219,152
Dallas Area Rapid Transit
5.02%	12/01/48	250,000	296,695
East Bay Municipal Utility District
5.87%	06/01/40	100,000	130,111
Los Angeles Department of Water & Power
6.57%	07/01/45	250,000	353,173
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	329,123
Municipal Electric Authority of Georgia
6.64%	04/01/57	250,000	295,575
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	620,000	712,684	(h)
New York City Municipal Water Finance Authority
6.01%	06/15/42	250,000	334,560
North Texas Tollway Authority
6.72%	01/01/49	100,000	135,831
Port Authority of New York & New Jersey
4.46%	10/01/62	500,000	499,305
San Diego County Water Authority
6.14%	05/01/49	200,000	265,474
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	194,719	(h)
State of California
5.70%	11/01/21	705,000	855,024
7.55%	04/01/39	600,000	866,202
State of Illinois
5.10%	06/01/33	800,000	787,800
State of Texas
5.52%	04/01/39	200,000	254,926
University of Texas System
4.79%	08/15/46	125,000	143,879
			8,253,116

FNMA—0.0%*
Lehman TBA
5.50%	TBA	620,251	—	**(c,m,p)

Total Bonds and Notes
(Cost $908,832,949)			915,185,692

		Number of Shares	Fair Value

Mutual Funds—0.0%*
Capital Southwest Corp.		129	$14,835
Firsthand Technology Value Fund Inc.		380	7,330

Total Mutual Funds
(Cost $20,097)			22,165

Total Investments in Securities
(Cost $2,672,386,195)			2,818,792,103

Short-Term Investments—3.5%
GE Institutional Money Market Fund - Investment Class
0.04%			91,679,743	(d,k)

		Principal Amount	Fair Value

Federal Agencies—0.3%
Federal National Mortgage Assoc. Discount Notes
0.07%	04/03/13	$8,500,000	$8,499,941	(d)

Total Short-Term Investments
(Cost $100,179,698)			100,179,684

Total Investments
(Cost $2,772,565,893)			2,918,971,787

Liabilities in Excess of Other Assets, net—(1.0)%			(28,904,238)

NET ASSETS—100.0%			$2,890,067,549

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index Futures	June 2013	15	$1,423,350	$31,416
S&P Midcap 400 Emini Index Futures	June 2013	14	1,611,400	51,245
S&P 500 Emini Index Futures	June 2013	76	5,938,260	98,734
MSCI Eafe Mini Index Futures	June 2013	45	3,733,200	(7,068)
MSCI Emerging Market Mini Futures	June 2013	23	1,181,510	(19,594)

				$154,733

The Fund was invested in the following Countries at March 31, 2013:

Country	Percentage (based on Fair Value)
United States	76.41%
United Kingdom	3.57%
Japan	3.17%
Canada	1.85%
Switzerland	1.57%
France	1.42%
Germany	1.41%
Australia	1.39%

China	0.89%
Brazil	0.82%
South Korea	0.77%
Taiwan	0.52%
Sweden	0.48%
Hong Kong	0.47%
Mexico	0.46%
Netherlands	0.44%
Supranational	0.44%
Spain	0.43%
Italy	0.37%
South Africa	0.35%
India	0.32%
Russian Federation	0.27%
Singapore	0.27%
Belgium	0.20%
Malaysia	0.17%
Denmark	0.17%
Norway	0.16%
Indonesia	0.15%
Thailand	0.13%
Finland	0.11%
Chile	0.11%
Turkey	0.11%
Poland	0.10%
Colombia	0.09%
Israel	0.08%
Ireland	0.07%
Peru	0.05%
Philippines	0.05%
Austria	0.04%
Portugal	0.03%
New Zealand	0.02%
Uruguay	0.02%
Egypt	0.01%
Czech Republic	0.01%
Panama	0.01%
Hungary	0.01%
Greece	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2013:

Industry	Domestic	Foreign	Total
Pharmaceuticals	2.44%	1.33%	3.77%
Integrated Oil & Gas	2.09%	1.27%	3.36%
Diversified Financial Services	2.00%	0.81%	2.81%
Diversified Banks	0.00%	2.43%	2.43%
Integrated Telecommunication Services	1.07%	0.51%	1.58%
Computer Hardware	1.40%	0.09%	1.49%
Packaged Foods & Meats	0.76%	0.72%	1.48%
Oil & Gas Exploration & Production	1.08%	0.36%	1.44%
Industrial Conglomerates	0.99%	0.32%	1.31%
Semiconductors	0.78%	0.44%	1.22%
Electric Utilities	0.88%	0.30%	1.18%
Aerospace & Defense	1.02%	0.16%	1.18%
Property & Casualty Insurance	0.96%	0.18%	1.14%

Systems Software	1.10%	0.01%	1.11%
Household Products	0.92%	0.15%	1.07%
Internet Software & Services	0.97%	0.08%	1.05%
Healthcare Equipment	0.94%	0.07%	1.01%
IT Consulting & Other Services	0.91%	0.09%	1.00%
Tobacco	0.73%	0.27%	1.00%
Biotechnology	0.88%	0.06%	0.94%
Soft Drinks	0.87%	0.06%	0.93%
Communications Equipment	0.83%	0.08%	0.91%
Life & Health Insurance	0.38%	0.44%	0.82%
Automobile Manufacturers	0.15%	0.65%	0.80%
Oil & Gas Equipment & Services	0.71%	0.08%	0.79%
Data Processing & Outsourced Services	0.75%	0.03%	0.78%
Industrial Machinery	0.47%	0.31%	0.78%
Multi-Utilities	0.54%	0.22%	0.76%
Wireless Telecommunication Services	0.13%	0.61%	0.74%
Movies & Entertainment	0.72%	0.00%	0.72%
Diversified Metals & Mining	0.10%	0.59%	0.69%
Regional Banks	0.59%	0.09%	0.68%
Restaurants	0.60%	0.07%	0.67%
Hypermarkets & Super Centers	0.49%	0.16%	0.65%
Asset Management & Custody Banks	0.58%	0.06%	0.64%
Railroads	0.36%	0.24%	0.60%
Cable & Satellite	0.51%	0.10%	0.61%
Construction & Farm Machinery & Heavy Trucks	0.43%	0.15%	0.58%
Multi-Line Insurance	0.28%	0.28%	0.56%
Specialized REITs	0.55%	0.00%	0.55%
Diversified Chemicals	0.36%	0.17%	0.53%
Application Software	0.39%	0.12%	0.51%
Internet Retail	0.44%	0.01%	0.45%
Investment Banking & Brokerage	0.36%	0.09%	0.45%
Oil & Gas Refining & Marketing	0.33%	0.11%	0.44%
Home Improvement Retail	0.42%	0.01%	0.43%
Electrical Components & Equipment	0.33%	0.10%	0.43%
Food Retail	0.13%	0.31%	0.44%
Fertilizers & Agricultural Chemicals	0.25%	0.17%	0.42%
Apparel Retail	0.28%	0.13%	0.41%
Consumer Finance	0.39%	0.02%	0.41%
Managed Healthcare	0.39%	0.01%	0.40%
Apparel, Accessories & Luxury Goods	0.18%	0.21%	0.39%
Retail REITs	0.25%	0.13%	0.38%
Air Freight & Logistics	0.32%	0.05%	0.37%
Specialty Chemicals	0.23%	0.13%	0.36%
Steel	0.10%	0.26%	0.36%
Brewers	0.02%	0.31%	0.33%
Drug Retail	0.31%	0.01%	0.32%
Oil & Gas Storage & Transportation	0.21%	0.11%	0.32%
Trading Companies & Distributors	0.12%	0.20%	0.32%
Computer Storage & Peripherals	0.29%	0.02%	0.31%
Healthcare Services	0.24%	0.06%	0.30%
Specialized Finance	0.21%	0.07%	0.28%
Diversified Real Estate Activities	0.00%	0.28%	0.28%
Auto Parts & Equipment	0.11%	0.17%	0.28%
Gold	0.07%	0.20%	0.27%
Industrial Gases	0.17%	0.10%	0.27%
Construction & Engineering	0.11%	0.15%	0.26%
General Merchandise Stores	0.22%	0.02%	0.24%
Commodity Chemicals	0.08%	0.15%	0.23%

Life Sciences Tools & Services	0.22%	0.01%	0.23%
Electronic Components	0.10%	0.13%	0.23%
Distillers & Vintners	0.08%	0.15%	0.23%
Department Stores	0.11%	0.11%	0.22%
Construction Materials	0.04%	0.17%	0.21%
Gas Utilities	0.09%	0.11%	0.20%
Broadcasting	0.16%	0.04%	0.20%
Healthcare Distributors	0.18%	0.02%	0.20%
Personal Products	0.08%	0.12%	0.20%
Oil & Gas Drilling	0.14%	0.04%	0.18%
Hotels, Resorts & Cruise Lines	0.14%	0.04%	0.18%
Semiconductor Equipment	0.13%	0.05%	0.18%
Diversified Capital Markets	0.00%	0.17%	0.17%
Residential REITs	0.16%	0.00%	0.16%
Casinos & Gaming	0.06%	0.09%	0.15%
Footwear	0.14%	0.01%	0.15%
Diversified REITs	0.08%	0.06%	0.14%
Building Products	0.06%	0.08%	0.14%
Environmental & Facilities Services	0.13%	0.01%	0.14%
Automotive Retail	0.13%	0.01%	0.14%
Office REITs	0.10%	0.03%	0.13%
Insurance Brokers	0.13%	0.00%	0.13%
Electronic Manufacturing Services	0.04%	0.09%	0.13%
Reinsurance	0.04%	0.09%	0.13%
Electronic Equipment & Instruments	0.04%	0.09%	0.13%
Publishing	0.04%	0.09%	0.13%
Advertising	0.07%	0.06%	0.13%
Specialty Stores	0.11%	0.01%	0.12%
Research & Consulting Services	0.05%	0.06%	0.11%
Multi-Sector Holdings	0.02%	0.09%	0.11%
Home Building	0.09%	0.02%	0.11%
Agricultural Products	0.08%	0.03%	0.11%
Paper Products	0.08%	0.03%	0.11%
Thrifts & Mortgage Finance	0.08%	0.03%	0.11%
Security & Alarm Services	0.08%	0.03%	0.11%
Airlines	0.06%	0.05%	0.11%
Independent Power Producers & Energy Traders	0.05%	0.06%	0.11%
Office Electronics	0.03%	0.07%	0.10%
Coal & Consumable Fuels	0.05%	0.06%	0.11%
Leisure Products	0.08%	0.03%	0.11%
Heavy Electrical Equipment	0.00%	0.10%	0.10%
Real Estate Development	0.00%	0.09%	0.09%
Diversified Support Services	0.05%	0.04%	0.09%
Healthcare Supplies	0.05%	0.04%	0.09%
Paper Packaging	0.07%	0.02%	0.09%
Tires & Rubber	0.01%	0.07%	0.08%
Industrial REITs	0.06%	0.02%	0.08%
Consumer Electronics	0.02%	0.06%	0.08%
Food Distributors	0.07%	0.01%	0.08%
Healthcare Facilities	0.06%	0.02%	0.08%
Distributors	0.05%	0.02%	0.07%
Real Estate Operating Companies	0.00%	0.07%	0.07%
Trucking	0.05%	0.02%	0.07%
Healthcare Technology	0.06%	0.00%	0.06%
Human Resource & Employment Services	0.04%	0.03%	0.07%
Home Furnishing Retail	0.06%	0.00%	0.06%
Marine	0.01%	0.05%	0.06%
Metal & Glass Containers	0.05%	0.01%	0.06%

Precious Metals & Minerals	0.01%	0.05%	0.06%
Specialized Consumer Services	0.05%	0.00%	0.05%
Highways & Railtracks	0.00%	0.05%	0.05%
Household Appliances	0.03%	0.02%	0.05%
Office Services & Supplies	0.04%	0.00%	0.04%
Mortgage REITs	0.05%	0.00%	0.05%
Motorcycle Manufacturers	0.03%	0.01%	0.04%
Water Utilities	0.01%	0.03%	0.04%
Aluminum	0.03%	0.01%	0.04%
Computer & Electronics Retail	0.04%	0.01%	0.05%
Home Entertainment Software	0.02%	0.02%	0.04%
Housewares & Specialties	0.04%	0.00%	0.04%
Home Furnishings	0.03%	0.00%	0.03%
Technology Distributors	0.03%	0.00%	0.03%
Alternative Carriers	0.01%	0.02%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Leisure Facilities	0.02%	0.01%	0.03%
Commercial Printing	0.01%	0.01%	0.02%
Education Services	0.02%	0.01%	0.03%
Airport Services	0.00%	0.02%	0.02%
Forest Products	0.01%	0.00%	0.01%
Photographic Products	0.00%	0.01%	0.01%
Catalog Retail	0.01%	0.00%	0.01%

			65.22%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	11.39%
Agency Mortgage Backed	10.61%
Corporate Notes	7.85%
Non-Agency Collateralized Mortgage Obligations	0.58%
Sovereign Bonds	0.33%
Municipal Bonds and Notes	0.28%
U.S. Government Sponsored Agencies	0.20%
Asset Backed	0.11%

31.35%

Short-Term Investments
Short-Term Investments	3.43%

3.43%

100.00%

GEI Real Estate Securities Fund

Schedule of Investments—March 31, 2013 (Unaudited)

	Number of Shares	Fair Value
Common Stock (REITs)—97.2% †
Diversified—2.6%
Vornado Realty Trust	25,590	$2,140,347

Freestanding—1.9%
CapLease Inc.	20,810	132,560
National Retail Properties Inc.	39,910	1,443,545
		1,576,105

Healthcare—13.3%
Aviv Inc.	9,530	229,292	(a)
HCP Inc.	62,080	3,095,309
Healthcare Inc.	48,650	3,303,821
Omega Healthcare Investors Inc.	28,170	855,241
Ventas Inc.	46,750	3,422,100
		10,905,763

Hotel—6.8%
Ashford Hospitality Trust Inc.	16,800	207,648
Hospitality Properties Trust	4,590	125,950
Host Hotels & Resorts Inc.	119,680	2,093,203
LaSalle Hotel Properties	55,530	1,409,351
Pebblebrook Hotel Trust	11,530	297,359
RLJ Lodging Trust	30,530	694,862
Sunstone Hotel Investors Inc.	61,550	757,680	(a)
		5,586,053

Industrial—6.9%
First Industrial Realty Trust Inc.	37,230	637,750
Prologis Inc.	119,140	4,763,218
STAG Industrial Inc.	11,230	238,862
		5,639,830

Man. Homes—1.0%
Equity Lifestyle Properties Inc.	11,050	848,640

Multifamily—19.1%
American Campus Communities Inc.	24,480	1,109,923
AvalonBay Communities Inc.	24,390	3,089,481
BRE Properties Inc.	25,700	1,251,076
Camden Property Trust	24,130	1,657,249
Campus Crest Communities Inc.	62,730	871,947
Equity Residential	49,880	2,746,393
Essex Property Trust Inc.	12,420	1,870,203
Post Properties Inc.	16,110	758,781
UDR Inc.	98,270	2,377,151
		15,732,204

Net Leased—0.6%
Spirit Realty Capital Inc.	24,800	471,200

Office—9.5%
Alexandria Real Estate Equities Inc.	6,580	467,048
BioMed Realty Trust Inc.	9,060	195,696
Boston Properties Inc.	29,850	3,016,641
Highwoods Properties Inc.	30,490	1,206,490

Hudson Pacific Properties Inc.	7,560	164,430
Kilroy Realty Corp.	17,230	902,852
Parkway Properties Inc.	9,560	177,338
SL Green Realty Corp.	19,280	1,660,201
		7,790,696

Office/Industrial—4.0%
Duke Realty Corp.	133,520	2,267,170
Liberty Property Trust	25,010	994,147
		3,261,317

Regional Malls—14.4%
General Growth Properties Inc.	136,690	2,717,398
Simon Property Group Inc.	37,470	5,941,243
Taubman Centers Inc.	6,260	486,152
The Macerich Co.	41,670	2,682,715
		11,827,508

Retail—0.2%
Retail Opportunity Investments Corp.	12,200	170,922

Self Storage—4.9%
CubeSmart	38,740	612,092
Public Storage	15,770	2,402,086
Sovran Self Storage Inc.	16,170	1,042,804
		4,056,982

Shopping Centers—9.0%
DDR Corp.	91,260	1,589,749
Equity One Inc.	8,830	211,655
Excel Trust Inc.	31,370	428,200
Kimco Realty Corp.	133,290	2,985,696
Retail Properties of America Inc.	15,380	227,624
Tanger Factory Outlet Centers	55,290	2,000,392
		7,443,316

Specialty—3.1%
CyrusOne Inc.	26,930	615,081
Digital Realty Trust Inc.	24,000	1,605,840
EPR Properties	6,440	335,202
		2,556,123

Total Common Stock (REIT)
(Cost $66,455,015)		80,007,006

Short-Term Investments—2.0%
GE Institutional Money Market Fund—Investment Class
0.04%
(Cost $1,630,245)		1,630,245	(d,k)

Total Investments
(Cost $68,085,260)		81,637,251

Other Assets and Liabilities, net—0.8%		642,301

NET ASSETS —100.0%		$82,279,552

Notes to Schedules of Investments March 31, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to $4,416,895 and $7,303,867 or 11.00% and 0.25% of the net assets of the GE Investments Income Fund and GE Investments Total Return Fund respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 31, 2013 , all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or Floating rate security. The stated rate represents the rate at March 31, 2013.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(l)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment Adviser.

(m)	Securities in default

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(p)	Fair valued security.

*	Less than 0.05%.
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of March 31, 2013.
††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poors Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2013:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities †
	Common Stock	$30,652,586	$—	$—	$30,652,586
	Exchange Traded Funds	490,720	—	—	490,720
	Short-Term Investments	597,099	—	—	597,099

	Total Investments in Securities	$31,740,405	$—	$—	$31,740,405

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(1,451)	$—	$—	$(1,451)

S&P 500 Index Fund	Investments in Securities †
	Common Stock	$187,692,120	$—	$—	$187,692,120
	Short-Term Investments	4,490,047	—	—	4,490,047

	Total Investments in Securities	$192,182,167	$—	$—	$192,182,167

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$61,155	$—	$—	$61,155

Premier Growth Equity Fund	Investments in Securities †
	Common Stock	$36,538,681	$—	$—	$36,538,681
	Short-Term Investments	1,190,664	—	—	1,190,664

	Total Investments in Securities	$37,729,345	$—	$—	$37,729,345

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(1,264)	$—	$—	$(1,264)

Core Value Equity Fund	Investments in Securities †
	Common Stock	$15,995,252	$—	$—	$15,995,252
	Exchange Traded Funds	262,575	—	—	262,575
	Short-Term Investments	572,586	—	—	572,586

	Total Investments in Securities	$16,830,413	$—	$—	$16,830,413

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$4,560	$—	$—	$4,560

Small-Cap Equity Fund	Investments in Securities †
	Common Stock	$42,442,232	$—	$—	$42,442,232
	Short-Term Investments	2,857,731	—	—	2,857,731

	Total Investments in Securities	$45,299,963	$—	$—	$45,299,963

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$9,610	$—	$—	$9,610

Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$9,066,076	$—	$9,066,076
	Agency Mortgage Backed	—	11,672,871	—	11,672,871
	Agency CMOs	—	581,063	—	581,063
	Asset Backed	—	157,453	—	157,453
	Corporate Notes	—	14,990,872	—	14,990,872
	Non-Agency CMOs	—	2,332,325	—	2,332,325
	Sovereign Bonds	—	611,062	—	611,062
	Municipal Notes and Bonds	—	251,229	—	251,229
	Short-Term Investments	3,955,494	—	—	3,955,494

	Total Investments in Securities	$3,955,494	$39,662,951	$—	$43,618,445

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$10,766	$—	$—	$10,766
	Futures Contracts — Unrealized Depreciation	(21,194)	—	—	(21,194)

	Total Other Financial Instruments	$(10,428)	$—	$—	$(10,428)

Total Return Fund	Investments in Securities †
	Domestic Equity	$1,284,924,488	$—	$—	$1,284,924,488
	Foreign Equity	605,023,590	335,030	—	605,358,620
	U.S. Treasuries	—	332,517,738	—	332,517,738
	U.S. Government Sponsored Agencies	—	5,979,621	—	5,979,621
	Agency Mortgage Backed	—	309,648,884	—	309,648,884
	Asset Backed	—	3,242,869	—	3,242,869
	Corporate Notes	—	229,105,625	—	229,105,625
	Non-Agency CMOs	—	16,848,391	—	16,848,391
	Sovereign Bonds	—	9,589,448	—	9,589,448
	Municipal Notes and Bonds	—	8,253,116	—	8,253,116
	Preferred Stock	13,298,009	—	—	13,298,009
	Rights	3,129	—	—	3,129
	Mutual Funds	22,165	—	—	22,165
	Short-Term Investments	91,679,743	8,499,941	—	100,179,684

	Total Investments in Securities	$1,994,951,124	$924,020,663	$—	$2,918,971,787

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$181,395	$—	$—	$181,395
	Futures Contracts — Unrealized Depreciation	(26,662)	—	—	(26,662)

	Total Other Financial Instruments	$154,733	$—	$—	$154,733

Real Estate Securities Fund	Investments in Securities †
	Common Stock	$80,007,006	$—	$—	$80,007,006
	Short-Term Investments	1,630,245	—	—	1,630,245

	Total Investments in Securities	$81,637,251	$—	$—	$81,637,251

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The GE Investments Total Return Fund utilized the fair value pricing service on December 31, 2012 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the beginning of the period which were classified as Level 1 at March 31, 2012. The value of securities that were transferred to Level 1 from Level 2 as a result was $459,303,149.

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2013 information on the tax cost of investments was as follows:

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
U.S. Equity Fund	$26,294,285	$5,946,744	$(500,624)	$5,446,120
S&P 500 Index Fund	143,350,662	67,866,289	(19,034,784)	48,831,505
Premier Growth Equity Fund	27,996,263	11,010,046	(1,276,964)	9,733,082
Core Value Equity Fund	13,908,992	3,102,484	(181,063)	2,921,421
Small-Cap Equity Fund	37,136,736	9,903,117	(1,739,890)	8,163,227
Income Fund	42,768,816	1,206,664	(357,035)	849,629
Total Return Fund	2,800,239,040	186,964,138	(68,231,391)	118,732,747
Real Estate Securities Fund	68,688,630	13,641,759	(693,138)	12,948,621

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/s/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL J. COSGROVE

Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: May 22, 2013

By:	/s/ ARTHUR A. JENSEN

Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: May 22, 2013